UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2015


ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2015

Aggressive Growth Fund Shares
Aggressive Growth Fund Institutional Shares
Growth Fund Shares
Growth Fund Institutional Shares
Growth & Income Fund Shares
Growth & Income Fund Institutional Shares
Growth & Income Fund Adviser Shares
Income Stock Fund Shares
Income Stock Fund Institutional Shares
Income Fund Shares
Income Fund Institutional Shares
Income Fund Adviser Shares
Science & Technology Fund Shares
Science & Technology Fund Adviser Shares
First Start Growth Fund
Short-Term Bond Fund Shares
Short-Term Bond Fund Institutional Shares
Short-Term Bond Fund Adviser Shares
Money Market Fund
Intermediate-Term Bond Fund Shares
Intermediate-Term Bond Fund Institutional Shares
Intermediate-Term Bond Fund Adviser Shares
High Income Fund Shares
High Income Fund Institutional Shares
High Income Fund Adviser Shares
Small Cap Stock Fund Shares
Small Cap Stock Fund Institutional Shares
Capital Growth Fund
Capital Growth Fund Institutional Shares
Value Fund Shares
Value Fund Institutional Shares
Value Fund Adviser Shares

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA AGGRESSIVE GROWTH FUND
OCTOBER 31, 2015

                                                                      (Form N-Q)

48454-1215                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
October 31, 2015 (unaudited)

                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             COMMON STOCKS (99.0%)

             CONSUMER DISCRETIONARY (23.0%)
             ------------------------------
             APPAREL RETAIL (1.7%)
     73,450  L Brands, Inc.                                                                            $    7,050
    145,305  Ross Stores, Inc.                                                                              7,349
    128,036  TJX Companies, Inc.                                                                            9,371
                                                                                                       ----------
                                                                                                           23,770
                                                                                                       ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.7%)
     98,550  Lululemon Athletica, Inc.*                                                                     4,846
      8,177  Ralph Lauren Corp.                                                                               906
     37,800  Under Armour, Inc. "A"*                                                                        3,594
                                                                                                       ----------
                                                                                                            9,346
                                                                                                       ----------
             AUTO PARTS & EQUIPMENT (0.4%)
     58,000  Delphi Automotive plc                                                                          4,825
                                                                                                       ----------
             AUTOMOBILE MANUFACTURERS (0.3%)
     18,900  Tesla Motors, Inc.*                                                                            3,911
                                                                                                       ----------
             AUTOMOTIVE RETAIL (1.0%)
     33,751  Advance Auto Parts, Inc.                                                                       6,697
     25,986  O'Reilly Automotive, Inc.*                                                                     7,179
                                                                                                       ----------
                                                                                                           13,876
                                                                                                       ----------
             BROADCASTING (0.3%)
     52,457  Discovery Communications, Inc. "A"*                                                            1,544
     46,946  Scripps Networks Interactive "A"                                                               2,821
                                                                                                       ----------
                                                                                                            4,365
                                                                                                       ----------
             CABLE & SATELLITE (1.4%)
    208,208  Comcast Corp. "A"                                                                             13,038
    148,700  Liberty Global plc "C"*                                                                        6,341
                                                                                                       ----------
                                                                                                           19,379
                                                                                                       ----------
             CASINOS & GAMING (0.2%)
     47,351  Las Vegas Sands Corp.                                                                          2,344
                                                                                                       ----------
             FOOTWEAR (1.6%)
    164,000  NIKE, Inc. "B"                                                                                21,489
                                                                                                       ----------
             HOME IMPROVEMENT RETAIL (3.0%)
    246,781  Home Depot, Inc.                                                                              30,512
    145,158  Lowe's Companies, Inc.                                                                        10,717
                                                                                                       ----------
                                                                                                           41,229
                                                                                                       ----------
             HOMEBUILDING (0.3%)
    214,850  PulteGroup, Inc.                                                                               3,938
                                                                                                       ----------
             HOTELS, RESORTS & CRUISE LINES (1.3%)
    545,834  Hilton Worldwide Holdings, Inc.                                                               13,640
     45,736  Wyndham Worldwide Corp.                                                                        3,721
                                                                                                       ----------
                                                                                                           17,361
                                                                                                       ----------

================================================================================

1  | USAA Aggressive Growth Fund

================================================================================

                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             INTERNET RETAIL (7.1%)
     85,354  Amazon.com, Inc.*                                                                         $   53,423
     63,050  Ctrip.com International Ltd. ADR*                                                              5,862
     27,409  Expedia, Inc.                                                                                  3,736
     52,880  Netflix, Inc.*                                                                                 5,731
     19,689  Priceline Group, Inc.*                                                                        28,632
                                                                                                       ----------
                                                                                                           97,384
                                                                                                       ----------
             MOVIES & ENTERTAINMENT (0.9%)
    112,100  Walt Disney Co.                                                                               12,750
                                                                                                       ----------
             RESTAURANTS (2.2%)
     20,201  Chipotle Mexican Grill, Inc.*                                                                 12,933
     67,191  Dunkin Brands Group, Inc.                                                                      2,782
     13,287  McDonald's Corp.                                                                               1,492
    206,800  Starbucks Corp.                                                                               12,940
                                                                                                       ----------
                                                                                                           30,147
                                                                                                       ----------
             SPECIALTY STORES (0.6%)
     46,925  Ulta Salon, Cosmetics & Fragrance, Inc.*                                                       8,163
                                                                                                       ----------
             Total Consumer Discretionary                                                                 314,277
                                                                                                       ----------
             CONSUMER STAPLES (5.4%)
             -----------------------
             BREWERS (0.1%)
     13,108  Anheuser-Busch InBev N.V. ADR                                                                  1,564
                                                                                                       ----------
             DRUG RETAIL (1.7%)
    229,471  CVS Health Corp.                                                                              22,667
                                                                                                       ----------
             HOUSEHOLD PRODUCTS (0.3%)
     65,547  Colgate-Palmolive Co.                                                                          4,349
                                                                                                       ----------
             HYPERMARKETS & SUPER CENTERS (1.3%)
    111,060  Costco Wholesale Corp.                                                                        17,561
                                                                                                       ----------
             PACKAGED FOODS & MEAT (0.5%)
    153,265  Mondelez International, Inc. "A"                                                               7,075
                                                                                                       ----------
             PERSONAL PRODUCTS (0.4%)
     68,043  Estee Lauder Companies, Inc. "A"                                                               5,475
                                                                                                       ----------
             SOFT DRINKS (1.1%)
     33,460  Monster Beverage Corp.*                                                                        4,561
     99,181  PepsiCo, Inc.                                                                                 10,135
                                                                                                       ----------
                                                                                                           14,696
                                                                                                       ----------
             Total Consumer Staples                                                                        73,387
                                                                                                       ----------
             ENERGY (0.8%)
             -------------
             INTEGRATED OIL & GAS (0.6%)
    102,741  BP plc ADR                                                                                     3,668
     46,089  Chevron Corp.                                                                                  4,189
                                                                                                       ----------
                                                                                                            7,857
                                                                                                       ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.2%)
     21,000  Concho Resources, Inc.*                                                                        2,434
                                                                                                       ----------
             Total Energy                                                                                  10,291
                                                                                                       ----------
             FINANCIALS (3.9%)
             -----------------
             DIVERSIFIED BANKS (0.8%)
    345,033  Bank of America Corp.                                                                          5,790
     74,353  JPMorgan Chase & Co.                                                                           4,777
                                                                                                       ----------
                                                                                                           10,567
                                                                                                       ----------

================================================================================

                                                  Portfolio of Investments |   2

================================================================================

                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             INVESTMENT BANKING & BROKERAGE (0.6%)
     70,600  Charles Schwab Corp.                                                                      $    2,155
     32,153  Goldman Sachs Group, Inc.                                                                      6,029
                                                                                                       ----------
                                                                                                            8,184
                                                                                                       ----------
             MULTI-LINE INSURANCE (0.4%)
     79,672  American International Group, Inc.                                                             5,024
                                                                                                       ----------
             REITs - SPECIALIZED (1.4%)
    136,600  American Tower Corp.                                                                          13,964
     25,402  Public Storage                                                                                 5,829
                                                                                                       ----------
                                                                                                           19,793
                                                                                                       ----------
             SPECIALIZED FINANCE (0.7%)
     26,709  Intercontinental Exchange, Inc.                                                                6,741
     34,391  Moody's Corp.                                                                                  3,307
                                                                                                       ----------
                                                                                                           10,048
                                                                                                       ----------
             Total Financials                                                                              53,616
                                                                                                       ----------
             HEALTH CARE (19.4%)
             -------------------
             BIOTECHNOLOGY (7.7%)
     98,100  AbbVie, Inc.                                                                                   5,842
     75,840  Alexion Pharmaceuticals, Inc.*                                                                13,348
     71,671  Amgen, Inc.                                                                                   11,337
      1,933  Biogen, Inc.*                                                                                    562
     22,840  BioMarin Pharmaceutical, Inc.*                                                                 2,673
    239,445  Celgene Corp.*                                                                                29,382
    228,743  Gilead Sciences, Inc.                                                                         24,734
      7,265  Regeneron Pharmaceuticals, Inc.*                                                               4,049
    104,219  Vertex Pharmaceuticals, Inc.*                                                                 13,000
                                                                                                       ----------
                                                                                                          104,927
                                                                                                       ----------
             HEALTH CARE DISTRIBUTORS (0.5%)
     75,693  Cardinal Health, Inc.                                                                          6,222
                                                                                                       ----------
             HEALTH CARE EQUIPMENT (4.1%)
     37,235  Becton, Dickinson & Co.                                                                        5,307
    531,500  Boston Scientific Corp.*                                                                       9,716
     25,853  C.R. Bard, Inc.                                                                                4,818
     83,445  DexCom, Inc.*                                                                                  6,953
     48,650  Edwards Lifesciences Corp.*                                                                    7,645
    202,925  Medtronic plc                                                                                 15,000
     36,038  Varian Medical Systems, Inc.*                                                                  2,830
     32,820  Zimmer Biomet Holdings, Inc.                                                                   3,432
                                                                                                       ----------
                                                                                                           55,701
                                                                                                       ----------
             HEALTH CARE FACILITIES (0.1%)
     16,694  HCA Holdings, Inc.*                                                                            1,149
                                                                                                       ----------
             HEALTH CARE SERVICES (0.4%)
    217,950  Envision Healthcare Holdings, Inc.*                                                            6,146
                                                                                                       ----------
             LIFE SCIENCES TOOLS & SERVICES (0.8%)
     60,158  Agilent Technologies, Inc.                                                                     2,271
    142,100  Quintiles Transnational Holdings, Inc.*                                                        9,045
                                                                                                       ----------
                                                                                                           11,316
                                                                                                       ----------
             MANAGED HEALTH CARE (1.7%)
     56,181  Aetna, Inc.                                                                                    6,449
     20,051  Anthem, Inc.                                                                                   2,790
    117,950  UnitedHealth Group, Inc.                                                                      13,892
                                                                                                       ----------
                                                                                                           23,131
                                                                                                       ----------
             PHARMACEUTICALS (4.1%)
     34,186  Allergan plc*                                                                                 10,545

================================================================================

3  | USAA Aggressive Growth Fund

================================================================================

                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
    101,050  AstraZeneca plc ADR                                                                       $    3,223
    389,540  Bristol-Myers Squibb Co.                                                                      25,690
     95,657  Eli Lilly and Co.                                                                              7,803
     40,614  Johnson & Johnson                                                                              4,103
     99,073  Merck & Co., Inc.                                                                              5,415
                                                                                                       ----------
                                                                                                           56,779
                                                                                                       ----------
             Total Health Care                                                                            265,371
                                                                                                       ----------
             INDUSTRIALS (6.0%)
             ------------------
             AEROSPACE & DEFENSE (1.2%)
     56,618  Boeing Co.                                                                                     8,383
     76,267  Honeywell International, Inc.                                                                  7,877
                                                                                                       ----------
                                                                                                           16,260
                                                                                                       ----------
             AIR FREIGHT & LOGISTICS (0.3%)
     43,526  United Parcel Service, Inc. "B"                                                                4,484
                                                                                                       ----------
             AIRLINES (0.8%)
    227,000  Delta Air Lines, Inc.                                                                         11,541
                                                                                                       ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
     32,313  Rockwell Automation, Inc.                                                                      3,527
                                                                                                       ----------
             INDUSTRIAL CONGLOMERATES (1.8%)
    186,689  Danaher Corp.                                                                                 17,420
    231,700  General Electric Co.                                                                           6,701
                                                                                                       ----------
                                                                                                           24,121
                                                                                                       ----------
             RAILROADS (0.6%)
     95,800  Union Pacific Corp.                                                                            8,560
                                                                                                       ----------
             RESEARCH & CONSULTING SERVICES (1.0%)
     49,087  IHS, Inc. "A"*                                                                                 5,868
     73,939  Nielsen Holdings plc                                                                           3,512
     61,638  Verisk Analytics, Inc.*                                                                        4,414
                                                                                                       ----------
                                                                                                           13,794
                                                                                                       ----------
             Total Industrials                                                                             82,287
                                                                                                       ----------
             INFORMATION TECHNOLOGY (36.6%)
             ------------------------------
             APPLICATION SOFTWARE (4.7%)
    191,700  Adobe Systems, Inc.*                                                                          16,996
     14,106  FactSet Research Systems, Inc.                                                                 2,470
    143,269  Intuit, Inc.                                                                                  13,959
    188,600  Mobileye N.V.*                                                                                 8,585
    217,197  salesforce.com, Inc.*                                                                         16,879
     62,800  Workday, Inc. "A"*                                                                             4,959
                                                                                                       ----------
                                                                                                           63,848
                                                                                                       ----------
             COMMUNICATIONS EQUIPMENT (1.2%)
    349,204  Cisco Systems, Inc.                                                                           10,075
     31,910  F5 Networks, Inc.*                                                                             3,516
     55,601  QUALCOMM, Inc.                                                                                 3,304
                                                                                                       ----------
                                                                                                           16,895
                                                                                                       ----------
             DATA PROCESSING & OUTSOURCED SERVICES (8.2%)
     17,237  Alliance Data Systems Corp.*                                                                   5,125
    650,300  First Data Corp. "A"*                                                                         10,301
     49,216  Fiserv, Inc.*                                                                                  4,750
     13,771  Jack Henry & Associates, Inc.                                                                  1,065
    227,980  MasterCard, Inc. "A"                                                                          22,568
    124,173  Paychex, Inc.                                                                                  6,405
    408,231  PayPal Holdings, Inc.*                                                                        14,700
     74,151  Vantiv, Inc. "A"*                                                                              3,719

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
    570,168  Visa, Inc. "A"                                                                            $   44,233
                                                                                                       ----------
                                                                                                          112,866
                                                                                                       ----------
             HOME ENTERTAINMENT SOFTWARE (0.2%)
     89,231  Activision Blizzard, Inc.                                                                      3,102
                                                                                                       ----------
             INTERNET SOFTWARE & SERVICES (10.7%)
    137,303  Alibaba Group Holding Ltd. ADR*                                                               11,510
     23,540  Alphabet, Inc. "A"*                                                                           17,358
     66,727  Alphabet, Inc. "C"*                                                                           47,430
     14,268  Baidu, Inc. ADR*                                                                               2,675
     33,750  CoStar Group, Inc.*                                                                            6,854
    119,215  eBay, Inc.*                                                                                    3,326
    410,349  Facebook, Inc. "A"*                                                                           41,843
     65,580  LinkedIn Corp. "A"*                                                                           15,796
                                                                                                       ----------
                                                                                                          146,792
                                                                                                       ----------
             IT CONSULTING & OTHER SERVICES (0.2%)
     57,930  Amdocs Ltd.                                                                                    3,451
                                                                                                       ----------
             SEMICONDUCTORS (2.1%)
     61,561  Altera Corp.                                                                                   3,235
     71,200  Avago Technologies Ltd.                                                                        8,767
     28,036  Broadcom Corp. "A"                                                                             1,441
     84,194  First Solar, Inc.*                                                                             4,805
    101,576  Linear Technology Corp.                                                                        4,512
    141,405  Maxim Integrated Products, Inc.                                                                5,795
                                                                                                       ----------
                                                                                                           28,555
                                                                                                       ----------
             SYSTEMS SOFTWARE (4.6%)
    104,330  Check Point Software Technologies Ltd.*                                                        8,862
    514,322  Microsoft Corp.                                                                               27,074
    488,595  Oracle Corp.                                                                                  18,977
     91,200  ServiceNow, Inc.*                                                                              7,446
                                                                                                       ----------
                                                                                                           62,359
                                                                                                       ----------
             TECHNOLOGY DISTRIBUTORS (0.2%)
     51,055  CDW Corp.                                                                                      2,281
                                                                                                       ----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (4.5%)
    511,451  Apple, Inc.                                                                                   61,118
                                                                                                       ----------
             Total Information Technology                                                                 501,267
                                                                                                       ----------
             MATERIALS (2.4%)
             ----------------
             SPECIALTY CHEMICALS (2.4%)
     97,450  Ecolab, Inc.                                                                                  11,728
     92,500  PPG Industries, Inc.                                                                           9,644
     44,950  Sherwin-Williams Co.                                                                          11,994
                                                                                                       ----------
                                                                                                           33,366
                                                                                                       ----------
             Total Materials                                                                               33,366
                                                                                                       ----------
             TELECOMMUNICATION SERVICES (1.5%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
    168,395  Verizon Communications, Inc.                                                                   7,895
                                                                                                       ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.9%)
    102,900  SBA Communications Corp. "A"*                                                                 12,247
                                                                                                       ----------
             Total Telecommunication Services                                                              20,142
                                                                                                       ----------
             Total Common Stocks (cost: $934,383)                                                       1,354,004
                                                                                                       ----------

================================================================================

5  | USAA Aggressive Growth Fund

================================================================================

                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (1.2%)

             MONEY MARKET FUNDS (1.2%)
 17,061,043  State Street Institutional Liquid Reserves Fund Premier Class, 0.15% (a)                  $   17,061
                                                                                                       ----------
             Total Money Market Instruments (cost: $17,061)                                                17,061
                                                                                                       ----------

             TOTAL INVESTMENTS (COST: $951,444)                                                        $1,371,065
                                                                                                       ==========

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------

                                             (LEVEL 1)            (LEVEL 2)         (LEVEL 3)
                                           QUOTED PRICES            OTHER          SIGNIFICANT
                                             IN ACTIVE           SIGNIFICANT      UNOBSERVABLE
                                              MARKETS            OBSERVABLE          INPUTS
                                           FOR IDENTICAL           INPUTS
ASSETS                                        ASSETS                                                        TOTAL
-----------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $   1,354,004          $   --             $   --          $  1,354,004
Money Market Instruments:
  Money Market Funds                              17,061              --                 --                17,061
-----------------------------------------------------------------------------------------------------------------
Total                                      $   1,371,065          $   --             $   --          $  1,371,065
-----------------------------------------------------------------------------------------------------------------

For the period of August 1, 2015, through October 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Aggressive Growth Fund Shares (Fund Shares) and Aggressive Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

7  | USAA Aggressive Growth Fund

================================================================================

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2015, were $430,908,000 and $11,287,000, respectively, resulting in net unrealized appreciation of $419,621,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,367,955,000 at October 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)
ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT    Real estate investment trust

================================================================================

9  | USAA Aggressive Growth Fund

================================================================================

SPECIFIC NOTES
(a) Rate represents the money market fund annualized seven-day yield at October 31, 2015.
*       Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  10

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GROWTH FUND
OCTOBER 31, 2015

                                                                      (Form N-Q)

48450-1215                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH FUND
October 31, 2015 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES   SECURITY                                                                (000)
-----------------------------------------------------------------------------------------
            COMMON STOCKS (99.6%)

            CONSUMER DISCRETIONARY (14.2%)
            ------------------------------
            ADVERTISING (0.8%)
   701,844  Interpublic Group of Companies, Inc.                             $     16,093
                                                                             ------------
            APPAREL RETAIL (1.5%)
   222,025  Foot Locker, Inc.                                                      15,042
   313,216  Ross Stores, Inc.                                                      15,843
                                                                             ------------
                                                                                   30,885
                                                                             ------------
            AUTOMOTIVE RETAIL (1.5%)
    19,307  AutoZone, Inc.*                                                        15,144
    54,889  O'Reilly Automotive, Inc.*                                             15,164
                                                                             ------------
                                                                                   30,308
                                                                             ------------
            DEPARTMENT STORES (0.5%)
   221,937  Macy's, Inc.                                                           11,314
                                                                             ------------
            GENERAL MERCHANDISE STORES (0.6%)
   177,295  Dollar General Corp.                                                   12,015
                                                                             ------------
            HOME IMPROVEMENT RETAIL (2.3%)
   114,646  Home Depot, Inc.                                                       14,175
   465,830  Lowe's Companies, Inc.                                                 34,392
                                                                             ------------
                                                                                   48,567
                                                                             ------------
            HOTELS, RESORTS & CRUISE LINES (0.8%)
   164,895  Royal Caribbean Cruises Ltd.                                           16,217
                                                                             ------------
            INTERNET RETAIL (4.1%)
   137,363  Amazon.com, Inc.*                                                      85,976
                                                                             ------------
            MOVIES & ENTERTAINMENT (0.7%)
   135,788  Walt Disney Co.                                                        15,445
                                                                             ------------
            RESTAURANTS (1.4%)
   401,352  Yum! Brands, Inc.                                                      28,460
                                                                             ------------
            Total Consumer Discretionary                                          295,280
                                                                             ------------

            CONSUMER STAPLES (13.2%)
            ------------------------
            AGRICULTURAL PRODUCTS (0.7%)
   298,848  Archer-Daniels-Midland Co.                                             13,645
                                                                             ------------
            BREWERS (1.9%)
   647,655  SABMiller plc ADR                                                      39,798
                                                                             ------------
            DRUG RETAIL (0.7%)
   150,247  CVS Health Corp.                                                       14,841
                                                                             ------------
            FOOD RETAIL (0.8%)
   432,234  Kroger Co.                                                             16,339
                                                                             ------------

================================================================================

1  | USAA Growth Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES   SECURITY                                                                (000)
-----------------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS (2.0%)
   549,961  Procter & Gamble Co.                                             $     42,006
                                                                             ------------
            PACKAGED FOODS & MEAT (2.4%)
 3,547,815  Danone ADR                                                             49,279
                                                                             ------------
            SOFT DRINKS (4.7%)
 1,099,541  Coca-Cola Co.                                                          46,566
   382,240  Monster Beverage Corp.*                                                52,107
                                                                             ------------
                                                                                   98,673
                                                                             ------------
            Total Consumer Staples                                                274,581
                                                                             ------------

            ENERGY (1.6%)
            -------------
            OIL & GAS EQUIPMENT & SERVICES (1.6%)
   431,311  Schlumberger Ltd.                                                      33,711
                                                                             ------------

            FINANCIALS (5.7%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (2.8%)
    42,877  BlackRock, Inc.                                                        15,091
   847,076  SEI Investments Co.                                                    43,896
                                                                             ------------
                                                                                   58,987
                                                                             ------------
            CONSUMER FINANCE (1.3%)
   360,458  American Express Co.                                                   26,407
                                                                             ------------
            INVESTMENT BANKING & BROKERAGE (0.2%)
   149,486  Greenhill & Co., Inc.                                                   3,860
                                                                             ------------
            LIFE & HEALTH INSURANCE (0.7%)
   169,194  Prudential Financial, Inc.                                             13,959
                                                                             ------------
            REGIONAL BANKS (0.7%)
   102,534  Signature Bank*                                                        15,269
                                                                             ------------
            Total Financials                                                      118,482
                                                                             ------------

            HEALTH CARE (15.6%)
            -------------------
            BIOTECHNOLOGY (3.2%)
   262,364  Amgen, Inc.                                                            41,501
    37,232  Biogen, Inc.*                                                          10,816
   127,071  Gilead Sciences, Inc.                                                  13,740
                                                                             ------------
                                                                                   66,057
                                                                             ------------
            HEALTH CARE DISTRIBUTORS (1.2%)
   172,267  Cardinal Health, Inc.                                                  14,161
    64,923  McKesson Corp.                                                         11,608
                                                                             ------------
                                                                                   25,769
                                                                             ------------
            HEALTH CARE EQUIPMENT (3.1%)
   107,781  Edwards Lifesciences Corp.*                                            16,938
   365,566  Varian Medical Systems, Inc.*                                          28,708
   170,791  Zimmer Biomet Holdings, Inc.                                           17,859
                                                                             ------------
                                                                                   63,505
                                                                             ------------
            HEALTH CARE SERVICES (1.5%)
   174,023  Express Scripts Holdings Co.*                                          15,032
   128,111  Laboratory Corp. of America Holdings*                                  15,724
                                                                             ------------
                                                                                   30,756
                                                                             ------------
            MANAGED HEALTH CARE (1.9%)
   125,074  Aetna, Inc.                                                            14,356
    92,895  Anthem, Inc.                                                           12,926

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES   SECURITY                                                                (000)
-----------------------------------------------------------------------------------------
    93,924  Cigna Corp.                                                      $     12,590
                                                                             ------------
                                                                                   39,872
                                                                             ------------
            PHARMACEUTICALS (4.7%)
   317,947  Merck & Co., Inc.                                                      17,379
   391,226  Novartis AG ADR                                                        35,379
   832,663  Novo Nordisk A/S ADR                                                   44,281
                                                                             ------------
                                                                                   97,039
                                                                             ------------
            Total Health Care                                                     322,998
                                                                             ------------

            INDUSTRIALS (10.0%)
            -------------------
            AEROSPACE & DEFENSE (0.8%)
   110,072  Boeing Co.                                                             16,298
                                                                             ------------
            AIR FREIGHT & LOGISTICS (4.3%)
   807,824  Expeditors International of Washington, Inc.                           40,222
   479,064  United Parcel Service, Inc. "B"                                        49,353
                                                                             ------------
                                                                                   89,575
                                                                             ------------
            AIRLINES (1.6%)
   207,013  Alaska Air Group, Inc.                                                 15,785
   387,939  Southwest Airlines Co.                                                 17,957
                                                                             ------------
                                                                                   33,742
                                                                             ------------
            BUILDING PRODUCTS (0.7%)
   514,348  Masco Corp.                                                            14,916
                                                                             ------------
            CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.5%)
   103,811  Cummins, Inc.                                                          10,746
                                                                             ------------
            DIVERSIFIED SUPPORT SERVICES (0.7%)
   152,286  Cintas Corp.                                                           14,176
                                                                             ------------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
   126,181  Rockwell Automation, Inc.                                              13,774
                                                                             ------------
            INDUSTRIAL CONGLOMERATES (0.7%)
   159,897  Danaher Corp.                                                          14,920
                                                                             ------------
            Total Industrials                                                     208,147
                                                                             ------------

            INFORMATION TECHNOLOGY (38.6%)
            ------------------------------
            APPLICATION SOFTWARE (3.4%)
   536,182  Autodesk, Inc.*                                                        29,592
   146,136  FactSet Research Systems, Inc.                                         25,591
   305,518  Synopsys, Inc.*                                                        15,270
                                                                             ------------
                                                                                   70,453
                                                                             ------------
            COMMUNICATIONS EQUIPMENT (6.1%)
 2,316,649  Cisco Systems, Inc.                                                    66,836
   111,899  F5 Networks, Inc.*                                                     12,331
   790,659  QUALCOMM, Inc.                                                         46,981
                                                                             ------------
                                                                                  126,148
                                                                             ------------
            DATA PROCESSING & OUTSOURCED SERVICES (4.4%)
   131,172  Automatic Data Processing, Inc.                                        11,410
 1,033,447  Visa, Inc. "A"                                                         80,175
                                                                             ------------
                                                                                   91,585
                                                                             ------------
            ELECTRONIC COMPONENTS (0.6%)
   716,708  Corning, Inc.                                                          13,331
                                                                             ------------
            HOME ENTERTAINMENT SOFTWARE (0.7%)
   197,366  Electronic Arts, Inc.*                                                 14,224
                                                                             ------------

================================================================================

3  | USAA Growth Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES   SECURITY                                                                (000)
-----------------------------------------------------------------------------------------
            INTERNET SOFTWARE & SERVICES (10.7%)
   669,976  Alibaba Group Holding Ltd. ADR*                                  $     56,164
    69,039  Alphabet, Inc. "A"*                                                    50,909
    56,933  Alphabet, Inc. "C"*                                                    40,468
   735,637  Facebook, Inc. "A"*                                                    75,013
                                                                             ------------
                                                                                  222,554
                                                                             ------------
            SEMICONDUCTOR EQUIPMENT (0.7%)
   180,841  Lam Research Corp.                                                     13,851
                                                                             ------------
            SEMICONDUCTORS (2.9%)
    90,853  Analog Devices, Inc.                                                    5,462
   587,513  ARM Holdings plc ADR                                                   27,865
   142,049  Skyworks Solutions, Inc.                                               10,972
   286,281  Texas Instruments, Inc.                                                16,238
                                                                             ------------
                                                                                   60,537
                                                                             ------------
            SYSTEMS SOFTWARE (5.7%)
   942,146  Microsoft Corp.                                                        49,595
 1,771,628  Oracle Corp.                                                           68,810
                                                                             ------------
                                                                                  118,405
                                                                             ------------
            TECHNOLOGY DISTRIBUTORS (0.7%)
   256,931  Arrow Electronics, Inc.*                                               14,129
                                                                             ------------
            TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.7%)
   119,331  Apple, Inc.                                                            14,260
   558,997  EMC Corp.                                                              14,657
   207,760  SanDisk Corp.                                                          15,997
   167,944  Western Digital Corp.                                                  11,222
                                                                             ------------
                                                                                   56,136
                                                                             ------------
            Total Information Technology                                          801,353
                                                                             ------------

            MATERIALS (0.7%)
            ----------------
            DIVERSIFIED CHEMICALS (0.7%)
   287,625  Dow Chemical Co.                                                       14,862
                                                                             ------------
            Total Common Stocks (cost: $1,391,125)                              2,069,414
                                                                             ------------


            MONEY MARKET INSTRUMENTS (0.6%)

            MONEY MARKET FUNDS (0.6%)
13,402,946  State Street Institutional Liquid Reserves Fund
              Premier Class, 0.15% (a)
              (cost: $13,403)                                                      13,403
                                                                             ------------
            TOTAL INVESTMENTS (COST: $1,404,528)                             $  2,082,817
                                                                             ============

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

($ IN 000s)                                              VALUATION HIERARCHY
                                                         -------------------
                                             (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                           QUOTED PRICES         OTHER         SIGNIFICANT
                                              IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                               MARKETS        OBSERVABLE         INPUTS
                                            FOR IDENTICAL       INPUTS
ASSETS                                         ASSETS                                                 TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $    2,069,414      $       --      $        --     $  2,069,414
Money Market Instruments:
  Money Market Funds                               13,403              --               --           13,403
-----------------------------------------------------------------------------------------------------------
Total                                      $    2,082,817      $       --      $        --     $  2,082,817
-----------------------------------------------------------------------------------------------------------

For the period of August 1, 2015, through October 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Growth Fund Shares (Fund Shares) and Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

6  | USAA Growth Fund

================================================================================

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be

================================================================================

7  | USAA Growth Fund

================================================================================

priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2015, were $697,867,000 and $19,578,000, respectively, resulting in net unrealized appreciation of $678,289,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,078,782,000 at October 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 12.2% of net assets at October 31, 2015.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2015.
*    Non-income-producing security.

================================================================================

9  | USAA Growth Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GROWTH & INCOME FUND
OCTOBER 31, 2015

                                                                      (Form N-Q)

48451-1215                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH & INCOME FUND
October 31, 2015 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             COMMON STOCKS (97.0%)

             CONSUMER DISCRETIONARY (19.3%)
             ------------------------------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.7%)
    348,400  Hanesbrands, Inc.                                                 $   11,128
                                                                               ----------
             AUTO PARTS & EQUIPMENT (2.9%)
    269,130  Delphi Automotive plc                                                 22,389
    503,000  Johnson Controls, Inc.                                                22,725
                                                                               ----------
                                                                                   45,114
                                                                               ----------
             BROADCASTING (0.3%)
    100,000  CBS Corp. "B"                                                          4,652
                                                                               ----------
             CABLE & SATELLITE (0.7%)
    171,100  Comcast Corp. "A"                                                     10,714
                                                                               ----------
             CASINOS & GAMING (1.2%)
    126,610  Las Vegas Sands Corp.                                                  6,269
    548,600  MGM Resorts International*                                            12,722
                                                                               ----------
                                                                                   18,991
                                                                               ----------
             FOOTWEAR (0.4%)
     50,950  NIKE, Inc. "B"                                                         6,676
                                                                               ----------
             GENERAL MERCHANDISE STORES (1.3%)
    102,900  Dollar General Corp.                                                   6,973
    172,090  Target Corp.                                                          13,282
                                                                               ----------
                                                                                   20,255
                                                                               ----------
             HOME IMPROVEMENT RETAIL (0.9%)
    115,890  Home Depot, Inc.                                                      14,329
                                                                               ----------
             HOMEBUILDING (0.8%)
      7,755  NVR, Inc.*                                                            12,701
                                                                               ----------
             HOTELS, RESORTS & CRUISE LINES (6.1%)
    354,800  Carnival Corp.                                                        19,188
    275,100  Hilton Worldwide Holdings, Inc.                                        6,875
    797,100  Norwegian Cruise Line Holdings Ltd.*                                  50,711
    120,300  Royal Caribbean Cruises Ltd.                                          11,831
     80,980  Starwood Hotels & Resorts Worldwide, Inc.                              6,468
                                                                               ----------
                                                                                   95,073
                                                                               ----------
             INTERNET RETAIL (1.8%)
     34,810  Amazon.com, Inc.*                                                     21,788
     38,000  Expedia, Inc.                                                          5,179
                                                                               ----------
                                                                                   26,967
                                                                               ----------
             LEISURE FACILITIES (0.6%)
    431,800  SeaWorld Entertainment, Inc.                                           8,606
                                                                               ----------
             MOVIES & ENTERTAINMENT (1.2%)
    154,600  Walt Disney Co.                                                       17,584
                                                                               ----------

================================================================================

1  | USAA Growth & Income Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             SPECIALTY STORES (0.4%)
     73,590  Tiffany & Co.                                                     $    6,067
                                                                               ----------
             Total Consumer Discretionary                                         298,857
                                                                               ----------
             CONSUMER STAPLES (5.1%)
             -----------------------
             DRUG RETAIL (1.4%)
    117,775  CVS Health Corp.                                                      11,634
    115,860  Walgreens Boots Alliance, Inc.                                         9,811
                                                                               ----------
                                                                                   21,445
                                                                               ----------
             FOOD RETAIL (0.4%)
    180,000  Kroger Co.                                                             6,804
                                                                               ----------
             HOUSEHOLD PRODUCTS (0.7%)
    138,715  Procter & Gamble Co.                                                  10,595
                                                                               ----------
             SOFT DRINKS (0.6%)
     98,700  PepsiCo, Inc.                                                         10,086
                                                                               ----------
             TOBACCO (2.0%)
    189,300  Altria Group, Inc.                                                    11,447
     81,500  Philip Morris International, Inc.                                      7,205
    244,626  Reynolds American, Inc.                                               11,820
                                                                               ----------
                                                                                   30,472
                                                                               ----------
             Total Consumer Staples                                                79,402
                                                                               ----------
             ENERGY (5.8%)
             -------------
             INTEGRATED OIL & GAS (2.8%)
    255,200  BP plc ADR                                                             9,111
     82,500  Chevron Corp.                                                          7,497
    350,800  Occidental Petroleum Corp.                                            26,149
                                                                               ----------
                                                                                   42,757
                                                                               ----------
             OIL & GAS DRILLING (0.1%)
    212,300  SeaDrill Ltd.*                                                         1,373
                                                                               ----------
             OIL & GAS EQUIPMENT & SERVICES (0.5%)
    393,200  Fairmount Santrol Holdings Inc.*                                       1,050
    171,650  Halliburton Co.                                                        6,588
                                                                               ----------
                                                                                    7,638
                                                                               ----------
             OIL & GAS EXPLORATION & PRODUCTION (2.0%)
     89,495  Anadarko Petroleum Corp.                                               5,986
     42,180  Cimarex Energy Co.                                                     4,980
    144,600  ConocoPhillips                                                         7,714
    531,000  Marathon Oil Corp.                                                     9,760
    192,700  Whiting Petroleum Corp.*                                               3,320
                                                                               ----------
                                                                                   31,760
                                                                               ----------
             OIL & GAS REFINING & MARKETING (0.4%)
     74,100  Phillips 66                                                            6,599
                                                                               ----------
             Total Energy                                                          90,127
                                                                               ----------
             FINANCIALS (20.0%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (3.1%)
    179,640  Ameriprise Financial, Inc.                                            20,723
    252,500  Bank of New York Mellon Corp.                                         10,517
    236,400  Invesco Ltd.                                                           7,842
    126,700  State Street Corp.                                                     8,742
                                                                               ----------
                                                                                   47,824
                                                                               ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             CONSUMER FINANCE (4.0%)
    116,400  American Express Co.                                              $    8,527
    425,100  Capital One Financial Corp.                                           33,540
    127,900  Discover Financial Services                                            7,191
    515,720  Navient Corp.                                                          6,802
    797,120  SLM Corp.*                                                             5,628
                                                                               ----------
                                                                                   61,688
                                                                               ----------
             DIVERSIFIED BANKS (4.8%)
  1,259,900  Bank of America Corp.                                                 21,141
    557,200  Citigroup, Inc.                                                       29,626
    188,955  JPMorgan Chase & Co.                                                  12,141
    232,935  Wells Fargo & Co.                                                     12,611
                                                                               ----------
                                                                                   75,519
                                                                               ----------
             INVESTMENT BANKING & BROKERAGE (2.0%)
    397,900  Charles Schwab Corp.                                                  12,144
    169,500  E*Trade Financial Corp.*                                               4,832
    430,700  Morgan Stanley                                                        14,200
                                                                               ----------
                                                                                   31,176
                                                                               ----------
             MULTI-LINE INSURANCE (1.5%)
    375,115  American International Group, Inc.                                    23,655
                                                                               ----------
             REGIONAL BANKS (2.1%)
    370,300  Fifth Third Bancorp                                                    7,054
    353,700  First Niagara Financial Group, Inc.                                    3,661
    356,100  KeyCorp                                                                4,423
    490,000  People's United Financial, Inc.                                        7,816
    103,250  PNC Financial Services Group, Inc.                                     9,319
                                                                               ----------
                                                                                   32,273
                                                                               ----------
             SPECIALIZED FINANCE (2.0%)
    152,070  CME Group, Inc.                                                       14,366
     67,020  Intercontinental Exchange, Inc.                                       16,916
                                                                               ----------
                                                                                   31,282
                                                                               ----------
             THRIFTS & MORTGAGE FINANCE (0.5%)
    466,600  New York Community Bancorp, Inc.                                       7,708
                                                                               ----------
             Total Financials                                                     311,125
                                                                               ----------
             HEALTH CARE (9.5%)
             ------------------
             BIOTECHNOLOGY (1.2%)
     98,300  AbbVie, Inc.                                                           5,854
     58,280  Amgen, Inc.                                                            9,218
     30,600  Gilead Sciences, Inc.                                                  3,309
                                                                               ----------
                                                                                   18,381
                                                                               ----------
             HEALTH CARE DISTRIBUTORS (0.5%)
     88,700  Cardinal Health, Inc.                                                  7,291
                                                                               ----------
             HEALTH CARE EQUIPMENT (2.0%)
    536,000  Hologic, Inc.*                                                        20,829
    137,200  Medtronic plc                                                         10,142
                                                                               ----------
                                                                                   30,971
                                                                               ----------
             MANAGED HEALTH CARE (1.5%)
     50,428  Anthem, Inc.                                                           7,017
     62,260  Cigna Corp.                                                            8,345
     71,600  UnitedHealth Group, Inc.                                               8,433
                                                                               ----------
                                                                                   23,795
                                                                               ----------
             PHARMACEUTICALS (4.3%)
     50,615  Allergan plc*                                                         15,613

================================================================================

3  | USAA Growth & Income Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
    168,000  Johnson & Johnson                                                 $   16,973
    135,575  Merck & Co., Inc.                                                      7,411
    320,682  Pfizer, Inc.                                                          10,846
    162,300  Sanofi ADR                                                             8,170
    129,600  Teva Pharmaceutical Industries Ltd. ADR                                7,671
                                                                               ----------
                                                                                   66,684
                                                                               ----------
             Total Health Care                                                    147,122
                                                                               ----------
             INDUSTRIALS (15.5%)
             -------------------
             AEROSPACE & DEFENSE (5.4%)
     65,360  Boeing Co.                                                             9,678
     49,300  General Dynamics Corp.                                                 7,325
    130,130  Honeywell International, Inc.                                         13,440
     57,500  Raytheon Co.                                                           6,750
    643,000  Rolls-Royce Holdings plc ADR                                           6,816
    456,000  Spirit AeroSystems Holdings, Inc. "A"*                                24,049
     42,580  TransDigm Group, Inc.*                                                 9,361
     72,205  United Technologies Corp.                                              7,106
                                                                               ----------
                                                                                   84,525
                                                                               ----------
             AGRICULTURAL & FARM MACHINERY (0.4%)
     69,200  Deere & Co.                                                            5,398
                                                                               ----------
             AIR FREIGHT & LOGISTICS (0.9%)
     93,055  FedEx Corp.                                                           14,521
                                                                               ----------
             AIRLINES (1.9%)
    257,625  Southwest Airlines Co.                                                11,925
    293,380  United Continental Holdings, Inc.*                                    17,694
                                                                               ----------
                                                                                   29,619
                                                                               ----------
             BUILDING PRODUCTS (0.7%)
    253,600  Owens Corning, Inc.                                                   11,546
                                                                               ----------
             CONSTRUCTION & ENGINEERING (0.4%)
    300,400  KBR, Inc.                                                              5,539
                                                                               ----------
             CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.1%)
    113,900  Joy Global, Inc.                                                       1,957
                                                                               ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
     96,472  Eaton Corp. plc                                                        5,394
                                                                               ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
    186,700  Republic Services, Inc.                                                8,166
                                                                               ----------
             INDUSTRIAL CONGLOMERATES (0.7%)
    365,900  General Electric Co.                                                  10,582
                                                                               ----------
             INDUSTRIAL MACHINERY (1.1%)
     50,000  Illinois Tool Works, Inc.                                              4,597
     62,600  SPX Flow, Inc.*                                                        2,122
    101,800  Stanley Black & Decker, Inc.                                          10,789
                                                                               ----------
                                                                                   17,508
                                                                               ----------
             RAILROADS (2.4%)
    193,800  Canadian Pacific Railway Ltd.                                         27,229
    120,790  Kansas City Southern                                                   9,997
                                                                               ----------
                                                                                   37,226
                                                                               ----------
             RESEARCH & CONSULTING SERVICES (0.6%)
    193,600  Nielsen Holdings plc                                                   9,198
                                                                               ----------
             Total Industrials                                                    241,179
                                                                               ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (18.1%)
             ------------------------------
             APPLICATION SOFTWARE (0.7%)
    122,200  Adobe Systems, Inc.*                                              $   10,834
                                                                               ----------
             COMMUNICATIONS EQUIPMENT (2.4%)
    943,600  Juniper Networks, Inc.                                                29,619
    136,300  QUALCOMM, Inc.                                                         8,099
                                                                               ----------
                                                                                   37,718
                                                                               ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
     16,000  Alliance Data Systems Corp.*                                           4,757
    177,960  Visa, Inc. "A"                                                        13,806
                                                                               ----------
                                                                                   18,563
                                                                               ----------
             INTERNET SOFTWARE & SERVICES (2.9%)
     31,416  Alphabet, Inc. "A"*                                                   23,166
    212,100  Facebook, Inc. "A"*                                                   21,628
                                                                               ----------
                                                                                   44,794
                                                                               ----------
             SEMICONDUCTOR EQUIPMENT (1.1%)
    789,500  Applied Materials, Inc.                                               13,240
     55,000  Lam Research Corp.                                                     4,212
                                                                               ----------
                                                                                   17,452
                                                                               ----------
             SEMICONDUCTORS (4.9%)
    367,000  Broadcom Corp. "A"                                                    18,864
    532,700  Fairchild Semiconductor International, Inc.*                           8,886
    424,200  Intel Corp.                                                           14,363
    182,800  Microchip Technology, Inc.                                             8,827
    180,645  NXP Semiconductors N.V.*                                              14,154
    185,600  Texas Instruments, Inc.                                               10,527
                                                                               ----------
                                                                                   75,621
                                                                               ----------
             SYSTEMS SOFTWARE (3.0%)
    522,935  Microsoft Corp.                                                       27,527
    488,065  Oracle Corp.                                                          18,957
                                                                               ----------
                                                                                   46,484
                                                                               ----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.9%)
    121,950  Apple, Inc.                                                           14,573
    436,290  Hewlett-Packard Co.                                                   11,762
     50,800  Western Digital Corp.                                                  3,395
                                                                               ----------
                                                                                   29,730
                                                                               ----------
             Total Information Technology                                         281,196
                                                                               ----------
             MATERIALS (2.1%)
             ----------------
             CONSTRUCTION MATERIALS (1.0%)
    366,000  CRH plc ADR                                                           10,014
     57,790  Vulcan Materials Co.                                                   5,581
                                                                               ----------
                                                                                   15,595
                                                                               ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
     61,100  FMC Corp.                                                              2,488
     56,000  Monsanto Co.                                                           5,220
                                                                               ----------
                                                                                    7,708
                                                                               ----------
             INDUSTRIAL GASES (0.6%)
     68,500  Air Products & Chemicals, Inc.                                         9,520
                                                                               ----------
             Total Materials                                                       32,823
                                                                               ----------

================================================================================

5  | USAA Growth & Income Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (1.6%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
    192,640  Verizon Communications, Inc.                                      $    9,031
                                                                               ----------
             WIRELESS TELECOMMUNICATION SERVICES (1.0%)
    286,500  T-Mobile US, Inc.*                                                    10,855
    135,727  Vodafone Group plc ADR                                                 4,475
                                                                               ----------
                                                                                   15,330
                                                                               ----------
             Total Telecommunication Services                                      24,361
                                                                               ----------
             Total Common Stocks (cost: $1,198,731)                             1,506,192
                                                                               ----------
             MONEY MARKET INSTRUMENTS (2.5%)

             MONEY MARKET FUNDS (2.5%)
 38,906,210  State Street Institutional Liquid Reserves Fund
               Premier Class, 0.15% (a)
               (cost: $38,906)                                                     38,906
                                                                               ----------

             TOTAL INVESTMENTS (COST: $1,237,637)                              $1,545,098
                                                                               ==========

($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------

                                      (LEVEL 1)             (LEVEL 2)           (LEVEL 3)
                                    QUOTED PRICES             OTHER            SIGNIFICANT
                                      IN ACTIVE            SIGNIFICANT         UNOBSERVABLE
                                       MARKETS             OBSERVABLE             INPUTS
                                    FOR IDENTICAL            INPUTS
ASSETS                                  ASSETS                                                         TOTAL
------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                       $ 1,506,192         $        --          $        --       $ 1,506,192
Money Market Instruments:
  Money Market Funds                       38,906                  --                   --            38,906
------------------------------------------------------------------------------------------------------------
Total                                 $ 1,545,098         $        --          $        --       $ 1,545,098
------------------------------------------------------------------------------------------------------------

For the period of August 1, 2015, through October 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act.

Effective August 7, 2015, the Fund consists of three classes of shares: Growth & Income Fund Shares (Fund Shares), Growth & Income Fund Adviser Shares (Adviser Shares) and a new share class designated Growth & Income Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

7  | USAA Growth & Income Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized

================================================================================

9  | USAA Growth & Income Fund

================================================================================

appreciation and depreciation of investments as of October 31, 2015, were $363,447,000 and $55,986,000, respectively, resulting in net unrealized appreciation of $307,461,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,552,677,000 at October 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.2% of net assets at October 31, 2015.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2015.
*    Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  10

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INCOME STOCK FUND
OCTOBER 31, 2015

                                                                      (Form N-Q)

48452-1215                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INCOME STOCK FUND
October 31, 2015 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             COMMON STOCKS (98.1%)

             CONSUMER DISCRETIONARY (5.5%)
             -----------------------------
             ADVERTISING (0.4%)
    150,200  Omnicom Group, Inc.                                             $     11,253
                                                                             ------------
             AUTO PARTS & EQUIPMENT (0.6%)
    351,300  Johnson Controls, Inc.                                                15,872
                                                                             ------------
             AUTOMOBILE MANUFACTURERS (0.5%)
    804,000  Ford Motor Co.                                                        11,907
                                                                             ------------
             DISTRIBUTORS (0.5%)
    139,700  Genuine Parts Co.                                                     12,679
                                                                             ------------
             HOME IMPROVEMENT RETAIL (0.7%)
    146,500  Home Depot, Inc.                                                      18,113
                                                                             ------------
             HOTELS, RESORTS & CRUISE LINES (0.8%)
    392,889  Carnival Corp.                                                        21,248
                                                                             ------------
             MOVIES & ENTERTAINMENT (0.6%)
    453,200  Regal Entertainment Group "A"                                          8,783
    108,165  Time Warner, Inc.                                                      8,149
                                                                             ------------
                                                                                   16,932
                                                                             ------------
             RESTAURANTS (0.7%)
    180,590  Brinker International, Inc.                                            8,219
     83,490  McDonald's Corp.                                                       9,372
                                                                             ------------
                                                                                   17,591
                                                                             ------------
             SPECIALIZED CONSUMER SERVICES (0.7%)
    468,900  H&R Block, Inc.                                                       17,471
                                                                             ------------
             Total Consumer Discretionary                                         143,066
                                                                             ------------

             CONSUMER STAPLES (11.9%)
             ------------------------
             BREWERS (0.8%)
    243,650  Molson Coors Brewing Co. "B"                                          21,465
                                                                             ------------
             DRUG RETAIL (1.0%)
     95,390  CVS Health Corp.                                                       9,422
    192,700  Walgreens Boots Alliance, Inc.                                        16,318
                                                                             ------------
                                                                                   25,740
                                                                             ------------
             FOOD DISTRIBUTORS (0.3%)
    215,900  Sysco Corp.                                                            8,906
                                                                             ------------
             HOUSEHOLD PRODUCTS (2.3%)
    109,875  Colgate-Palmolive Co.                                                  7,290
    215,544  Kimberly-Clark Corp.                                                  25,803
    357,580  Procter & Gamble Co.                                                  27,312
                                                                             ------------
                                                                                   60,405
                                                                             ------------

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1  | USAA Income Stock Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             HYPERMARKETS & SUPER CENTERS (0.6%)
    258,100  Wal-Mart Stores, Inc.                                           $     14,774
                                                                             ------------
             PACKAGED FOODS & MEAT (1.6%)
    280,250  Campbell Soup Co.                                                     14,234
     90,300  Hershey Co.                                                            8,009
    261,550  Kraft Heinz Co.                                                       20,393
                                                                             ------------
                                                                                   42,636
                                                                             ------------
             PERSONAL PRODUCTS (0.7%)
    374,200  Unilever N.V.                                                         16,831
                                                                             ------------
             SOFT DRINKS (1.5%)
    334,800  Coca-Cola Co.                                                         14,179
    251,300  Coca-Cola Enterprises, Inc.                                           12,902
    106,464  PepsiCo, Inc.                                                         10,879
                                                                             ------------
                                                                                   37,960
                                                                             ------------
             TOBACCO (3.1%)
    368,025  Altria Group, Inc.                                                    22,255
    398,260  Philip Morris International, Inc.                                     35,206
    465,128  Reynolds American, Inc.                                               22,475
                                                                             ------------
                                                                                   79,936
                                                                             ------------
             Total Consumer Staples                                               308,653
                                                                             ------------
             ENERGY (8.8%)
             -------------
             INTEGRATED OIL & GAS (5.4%)
    342,100  Chevron Corp.                                                         31,090
    179,727  Exxon Mobil Corp.                                                     14,871
    701,845  Occidental Petroleum Corp.                                            52,315
    808,324  Royal Dutch Shell plc ADR "A"                                         42,405
                                                                             ------------
                                                                                  140,681
                                                                             ------------
             OIL & GAS DRILLING (0.3%)
    585,100  Transocean Ltd.                                                        9,262
                                                                             ------------
             OIL & GAS EXPLORATION & PRODUCTION (1.5%)
    593,462  ConocoPhillips                                                        31,661
    408,800  Marathon Oil Corp.                                                     7,514
                                                                             ------------
                                                                                   39,175
                                                                             ------------
             OIL & GAS STORAGE & TRANSPORTATION (1.6%)
    563,970  Enterprise Products Partners, LP                                      15,582
    638,057  Kinder Morgan, Inc.                                                   17,451
    289,650  Spectra Energy Corp.                                                   8,275
                                                                             ------------
                                                                                   41,308
                                                                             ------------
             Total Energy                                                         230,426
                                                                             ------------
             FINANCIALS (14.6%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
     35,770  BlackRock, Inc.                                                       12,590
    127,100  State Street Corp.                                                     8,770
                                                                             ------------
                                                                                   21,360
                                                                             ------------
             CONSUMER FINANCE (0.6%)
    194,600  Capital One Financial Corp.                                           15,354
                                                                             ------------
             DIVERSIFIED BANKS (4.3%)
    111,590  Commonwealth Bank of Australia ADR                                     6,140
    676,200  HSBC Holdings plc ADR                                                 26,419
    720,200  JPMorgan Chase & Co.                                                  46,273
    597,550  Wells Fargo & Co.                                                     32,351
                                                                             ------------
                                                                                  111,183
                                                                             ------------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              INSURANCE BROKERS (1.1%)
     384,200  Arthur J. Gallagher & Co.                                      $     16,801
     213,820  Marsh & McLennan Companies, Inc.                                     11,918
                                                                             ------------
                                                                                   28,719
                                                                             ------------
              INVESTMENT BANKING & BROKERAGE (0.2%)
     182,600  Morgan Stanley                                                        6,020
                                                                             ------------
              LIFE & HEALTH INSURANCE (1.2%)
     633,400  MetLife, Inc.                                                        31,911
                                                                             ------------
              MULTI-LINE INSURANCE (0.4%)
     636,350  Allianz SE ADR                                                       11,168
                                                                             ------------
              REGIONAL BANKS (3.4%)
     686,500  BB&T Corp.                                                           25,503
     389,800  Fifth Third Bancorp                                                   7,426
     509,000  KeyCorp                                                               6,322
      82,650  M&T Bank Corp.                                                        9,906
     569,060  People's United Financial, Inc.                                       9,077
     336,500  PNC Financial Services Group, Inc.                                   30,372
                                                                             ------------
                                                                                   88,606
                                                                             ------------
              REITs - HEALTH CARE (0.8%)
     309,245  Welltower, Inc.                                                      20,061
                                                                             ------------
              REITs - SPECIALIZED (1.0%)
     264,945  Corrections Corp. of America                                          7,551
     599,755  Iron Mountain, Inc.                                                  18,376
                                                                             ------------
                                                                                   25,927
                                                                             ------------
              SPECIALIZED FINANCE (0.8%)
     218,930  CME Group, Inc.                                                      20,682
                                                                             ------------
              Total Financials                                                    380,991
                                                                             ------------
              HEALTH CARE (11.6%)
              -------------------
              BIOTECHNOLOGY (2.9%)
   1,278,050  AbbVie, Inc.                                                         76,108
                                                                             ------------
              HEALTH CARE EQUIPMENT (1.0%)
     342,980  Medtronic plc                                                        25,353
                                                                             ------------
              MANAGED HEALTH CARE (0.6%)
     123,536  UnitedHealth Group, Inc.                                             14,550
                                                                             ------------
              PHARMACEUTICALS (7.1%)
     567,800  Johnson & Johnson                                                    57,365
     813,950  Merck & Co., Inc.                                                    44,491
     316,100  Novartis AG ADR                                                      28,585
   1,456,270  Pfizer, Inc.                                                         49,251
     133,300  Sanofi ADR                                                            6,710
                                                                             ------------
                                                                                  186,402
                                                                             ------------
              Total Health Care                                                   302,413
                                                                             ------------
              INDUSTRIALS (14.9%)
              AEROSPACE & DEFENSE (5.2%)
      65,590  Boeing Co.                                                            9,712
      92,005  General Dynamics Corp.                                               13,670
     126,950  Honeywell International, Inc.                                        13,111
     124,390  Lockheed Martin Corp.                                                27,345
     360,450  Raytheon Co.                                                         42,317
     291,250  United Technologies Corp.                                            28,662
                                                                             ------------
                                                                                  134,817
                                                                             ------------

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3  | USAA Income Stock Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              AIR FREIGHT & LOGISTICS (0.8%)
     190,060  United Parcel Service, Inc. "B"                                $     19,580
                                                                             ------------
              COMMERCIAL PRINTING (1.1%)
     270,900  Deluxe Corp.                                                         16,132
     686,600  R.R. Donnelley & Sons Co.                                            11,583
                                                                             ------------
                                                                                   27,715
                                                                             ------------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.2%)
      76,000  Caterpillar, Inc.                                                     5,547
                                                                             ------------
              ELECTRICAL COMPONENTS & EQUIPMENT (2.1%)
     778,250  Eaton Corp. plc                                                      43,512
     261,550  Emerson Electric Co.                                                 12,353
                                                                             ------------
                                                                                   55,865
                                                                             ------------
              ENVIRONMENTAL & FACILITIES SERVICES (2.0%)
     714,650  Republic Services, Inc.                                              31,259
     386,740  Waste Management, Inc.                                               20,791
                                                                             ------------
                                                                                   52,050
                                                                             ------------
              INDUSTRIAL CONGLOMERATES (3.0%)
     128,650  3M Co.                                                               20,225
   2,049,800  General Electric Co.                                                 59,280
                                                                             ------------
                                                                                   79,505
                                                                             ------------
              INDUSTRIAL MACHINERY (0.5%)
      56,200  Parker-Hannifin Corp.                                                 5,884
      77,500  Stanley Black & Decker, Inc.                                          8,214
                                                                             ------------
                                                                                   14,098
                                                                             ------------
              Total Industrials                                                   389,177
                                                                             ------------
              INFORMATION TECHNOLOGY (13.5%)
              ------------------------------
              COMMUNICATIONS EQUIPMENT (2.1%)
   1,492,400  Cisco Systems, Inc.                                                  43,056
     200,000  QUALCOMM, Inc.                                                       11,884
                                                                             ------------
                                                                                   54,940
                                                                             ------------
              DATA PROCESSING & OUTSOURCED SERVICES (1.3%)
     198,500  Automatic Data Processing, Inc.                                      17,268
     344,150  Paychex, Inc.                                                        17,751
                                                                             ------------
                                                                                   35,019
                                                                             ------------
              SEMICONDUCTORS (4.4%)
   1,436,700  Intel Corp.                                                          48,646
     183,180  Linear Technology Corp.                                               8,137
     348,400  Microchip Technology, Inc.                                           16,824
     718,350  Texas Instruments, Inc.                                              40,745
                                                                             ------------
                                                                                  114,352
                                                                             ------------
              SYSTEMS SOFTWARE (3.0%)
   1,248,300  Microsoft Corp.                                                      65,711
     317,750  Oracle Corp.                                                         12,341
                                                                             ------------
                                                                                   78,052
                                                                             ------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.7%)
     131,209  Apple, Inc.                                                          15,679
   1,004,700  Hewlett-Packard Co.                                                  27,087
     697,680  Seagate Technology plc                                               26,554
                                                                             ------------
                                                                                   69,320
                                                                             ------------
              Total Information Technology                                        351,683
                                                                             ------------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              MATERIALS (3.7%)
              ----------------
              DIVERSIFIED CHEMICALS (0.8%)
     301,570  Dow Chemical Co.                                               $     15,582
     463,100  Huntsman Corp.                                                        6,099
                                                                             ------------
                                                                                   21,681
                                                                             ------------
              DIVERSIFIED METALS & MINING (1.4%)
     194,230  BHP Billiton Ltd. ADR                                                 6,388
     640,400  Freeport-McMoRan, Inc.                                                7,538
     586,995  Rio Tinto plc ADR                                                    21,431
                                                                             ------------
                                                                                   35,357
                                                                             ------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
     662,755  Potash Corp. of Saskatchewan, Inc.                                   13,408
                                                                             ------------
              PAPER PACKAGING (0.7%)
     406,810  Bemis Co., Inc.                                                      18,624
                                                                             ------------
              SPECIALTY CHEMICALS (0.3%)
     174,650  RPM International, Inc.                                               7,983
                                                                             ------------
              Total Materials                                                      97,053
                                                                             ------------
              TELECOMMUNICATION SERVICES (5.0%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (3.1%)
     700,262  AT&T, Inc.                                                           23,466
     538,404  CenturyLink, Inc.                                                    15,188
     878,306  Verizon Communications, Inc.                                         41,175
                                                                             ------------
                                                                                   79,829
                                                                             ------------
              WIRELESS TELECOMMUNICATION SERVICES (1.9%)
     427,600  Rogers Communications, Inc. "B"                                      17,018
   1,013,300  Vodafone Group plc ADR                                               33,409
                                                                             ------------
                                                                                   50,427
                                                                             ------------
              Total Telecommunication Services                                    130,256
                                                                             ------------
              UTILITIES (8.6%)
              ----------------
              ELECTRIC UTILITIES (3.5%)
     264,090  Duke Energy Corp.                                                    18,875
     101,500  Edison International                                                  6,143
     138,000  Entergy Corp.                                                         9,406
     329,660  Eversource Energy                                                    16,793
     620,180  PPL Corp.                                                            21,334
     201,050  Southern Co.                                                          9,067
     239,400  Westar Energy, Inc.                                                   9,504
                                                                             ------------
                                                                                   91,122
                                                                             ------------
              GAS UTILITIES (0.4%)
     161,850  WGL Holdings, Inc.                                                   10,072
                                                                             ------------
              MULTI-UTILITIES (4.7%)
     450,650  Ameren Corp.                                                         19,684
     332,900  CenterPoint Energy, Inc.                                              6,175
     412,300  CMS Energy Corp.                                                     14,872
     177,200  Dominion Resources, Inc.                                             12,657
      94,800  National Grid plc ADR                                                 6,788
     465,965  NiSource, Inc.                                                        8,928
     149,950  SCANA Corp.                                                           8,880
     517,960  TECO Energy, Inc.                                                    13,985
     232,550  Vectren Corp.                                                        10,574

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5  | USAA Income Stock Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
     388,460  WEC Energy Group, Inc.                                         $     20,029
                                                                             ------------
                                                                                  122,572
                                                                             ------------
              Total Utilities                                                     223,766
                                                                             ------------
              Total Common Stocks (cost: $2,199,881)                            2,557,484
                                                                             ------------
              MONEY MARKET INSTRUMENTS (1.8%)

              MONEY MARKET FUNDS (1.8%)
  45,591,585  State Street Institutional Liquid Reserves Fund
                Premier Class, 0.15% (a)
                (cost: $45,592)                                                    45,592
                                                                             ------------

              TOTAL INVESTMENTS (COST: $2,245,473)                           $  2,603,076
                                                                             ============

($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------

                                      (LEVEL 1)            (LEVEL 2)           (LEVEL 3)
                                    QUOTED PRICES            OTHER            SIGNIFICANT
                                      IN ACTIVE           SIGNIFICANT         UNOBSERVABLE
                                       MARKETS            OBSERVABLE             INPUTS
                                    FOR IDENTICAL           INPUTS
ASSETS                                  ASSETS                                                         TOTAL
------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                       $ 2,557,484         $        --          $         --      $ 2,557,484
Money Market Instruments:
  Money Market Funds                       45,592                  --                    --           45,592
------------------------------------------------------------------------------------------------------------
Total                                 $ 2,603,076         $        --          $         --      $ 2,603,076
------------------------------------------------------------------------------------------------------------

For the period of August 1, 2015, through October 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Income Stock Fund Shares (Fund Shares) and Income Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

7  | USAA Income Stock Fund

================================================================================

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2015, were $505,610,000 and $148,007,000, respectively, resulting in net unrealized appreciation of $357,603,000.

================================================================================

9  | USAA Income Stock Fund

================================================================================

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,605,833,000 at October 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 9.1% of net assets at October 31, 2015.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT  Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2015.

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                                         Notes to Portfolio of Investments |  10

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INCOME FUND
OCTOBER 31, 2015

                                                                      (Form N-Q)

48446-1215                                   (C)2015, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA INCOME FUND
October 31, 2015 (unaudited)

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                           COUPON                                     VALUE
(000)        SECURITY                                              RATE              MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (48.4%)

             CONSUMER DISCRETIONARY (3.0%)
             -----------------------------
             APPAREL RETAIL (0.3%)
$    10,000  L Brands, Inc.                                        5.63%            2/15/2022          $   10,900
      5,000  Mens Wearhouse, Inc. (a)                              5.00             6/18/2021               5,021
                                                                                                       ----------
                                                                                                           15,921
                                                                                                       ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.0%)
      1,990  Hanesbrands, Inc. (a)                                 3.25             4/15/2022               2,004
                                                                                                       ----------
             AUTOMOTIVE RETAIL (0.2%)
     15,048  Advance Auto Parts, Inc.                              4.50            12/01/2023              15,666
                                                                                                       ----------
             CABLE & SATELLITE (1.1%)
     20,000  CCO Safari II, LLC (b)                                6.38            10/23/2035              20,648
     11,200  Charter Communications Operating, LLC (a),(c),(d)       --(e)          5/23/2016              11,200
     10,000  NBCUniversal Enterprise, Inc. (b)                     1.97             4/15/2019              10,034
     10,000  NBCUniversal Media, LLC                               5.15             4/30/2020              11,301
      3,750  Neptune Finco Corp. (a)                               5.00            10/09/2022               3,769
     10,000  Time Warner Cable, Inc.                               6.75             7/01/2018              11,106
                                                                                                       ----------
                                                                                                           68,058
                                                                                                       ----------
             CASINOS & GAMING (0.1%)
      3,000  International Game Technology                         7.50             6/15/2019               3,233
                                                                                                       ----------
             CATALOG RETAIL (0.1%)
      4,000  QVC, Inc.                                             3.13             4/01/2019               3,975
                                                                                                       ----------
             EDUCATION SERVICES (0.2%)
      6,080  Princeton Theological Seminary                        4.11             7/01/2023               6,523
      5,000  Univ. of Notre Dame                                   3.44             2/15/2045               4,682
                                                                                                       ----------
                                                                                                           11,205
                                                                                                       ----------
             GENERAL MERCHANDISE STORES (0.1%)
      2,993  Dollar Tree, Inc. (a)                                 3.50             7/06/2022               3,002
                                                                                                       ----------
             HOME FURNISHINGS (0.1%)
      4,428  Serta Simmons Holdings, LLC (a)                       4.25            10/01/2019               4,437
        498  Tempur Sealy International, Inc. (a)                  3.50             3/18/2020                 499
                                                                                                       ----------
                                                                                                            4,936
                                                                                                       ----------
             HOMEBUILDING (0.1%)
      7,000  Lennar Corp.                                          4.50            11/15/2019               7,280
      2,000  Lennar Corp. (d)                                      4.88            12/15/2023               2,002
                                                                                                       ----------
                                                                                                            9,282
                                                                                                       ----------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
      5,000  Hyatt Hotels Corp.                                    3.38             7/15/2023               4,662
                                                                                                       ----------
             MOVIES & ENTERTAINMENT (0.1%)
      1,105  Metropolitan Opera Assoc., Inc.                       1.79            10/01/2017               1,107

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1  | USAA Income Fund

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
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                           COUPON                                     VALUE
(000)        SECURITY                                              RATE              MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
$     2,235  Metropolitan Opera Assoc., Inc.                       2.14%           10/01/2018          $    2,250
      2,285  Metropolitan Opera Assoc., Inc.                       2.39            10/01/2019               2,297
                                                                                                       ----------
                                                                                                            5,654
                                                                                                       ----------
             RESTAURANTS (0.3%)
      3,803  1011778 B.C. Unlimited Liability Co. (a)              3.75            12/12/2021               3,815
     13,297  ARAMARK Services, Inc. (a)                            3.25             9/07/2019              13,310
                                                                                                       ----------
                                                                                                           17,125
                                                                                                       ----------
             SPECIALTY STORES (0.2%)
      8,352  Harbor Freight Tools USA, Inc. (a)                    4.75             7/26/2019               8,391
      2,985  PetSmart, Inc. (a)                                    4.25             3/11/2022               2,989
      3,300  Staples, Inc. (a),(d)                                 3.59             4/24/2021               3,289
                                                                                                       ----------
                                                                                                           14,669
                                                                                                       ----------
             Total Consumer Discretionary                                                                 179,392
                                                                                                       ----------
             CONSUMER STAPLES (2.4%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
      4,000  Bunge Ltd. Finance Co.                                8.50             6/15/2019               4,738
                                                                                                       ----------
             DRUG RETAIL (0.5%)
      7,435  CVS Pass-Through Trust                                6.04            12/10/2028               8,322
      4,352  CVS Pass-Through Trust (b)                            7.51             1/10/2032               5,323
      4,535  CVS Pass-Through Trust (b)                            5.93             1/10/2034               5,066
     10,000  Walgreens Boots Alliance, Inc.                        3.80            11/18/2024               9,944
                                                                                                       ----------
                                                                                                           28,655
                                                                                                       ----------
             FOOD RETAIL (0.1%)
      3,900  Albertson's, LLC (a)                                  5.00             8/25/2019               3,903
                                                                                                       ----------
             HOUSEHOLD PRODUCTS (0.2%)
      4,988  Energizer Holdings, Inc. (a)                          3.25             6/30/2022               4,987
     10,000  SC Johnson & Son, Inc. (b)                            4.35             9/30/2044               9,798
                                                                                                       ----------
                                                                                                           14,785
                                                                                                       ----------
             HYPERMARKETS & SUPER CENTERS (0.3%)
     20,000  Costco Wholesale Corp.                                1.70            12/15/2019              19,958
                                                                                                       ----------
             PACKAGED FOODS & MEAT (0.7%)
     10,000  J.M. Smucker Co.                                      3.50            10/15/2021              10,306
      5,000  J.M. Smucker Co.                                      4.25             3/15/2035               4,926
     10,000  Kraft Foods Group, Inc.                               3.50             6/06/2022              10,213
      3,899  Kraft Heinz Foods Co (b)                              4.88             2/15/2025               4,196
     10,000  Kraft Heinz Foods Co. (b)                             3.95             7/15/2025              10,259
      3,500  Mead Johnson Nutrition Co.                            4.13            11/15/2025               3,543
                                                                                                       ----------
                                                                                                           43,443
                                                                                                       ----------
             PERSONAL PRODUCTS (0.0%)
      1,489  Prestige Brands, Inc. (a)                             3.50             9/03/2021               1,492
                                                                                                       ----------
             SOFT DRINKS (0.2%)
      5,000  PepsiCo, Inc.                                         7.90            11/01/2018               5,908
      5,000  PepsiCo, Inc.                                         4.25            10/22/2044               5,021
                                                                                                       ----------
                                                                                                           10,929
                                                                                                       ----------
             TOBACCO (0.3%)
      5,000  Reynolds American, Inc. (b)                           2.30             8/21/2017               5,071
     10,000  Reynolds American, Inc.                               4.00             6/12/2022              10,497
                                                                                                       ----------
                                                                                                           15,568
                                                                                                       ----------
             Total Consumer Staples                                                                       143,471
                                                                                                       ----------

             ENERGY (6.9%)
             -------------
             COAL & CONSUMABLE FUELS (0.0%)
      8,500  Peabody Energy Corp.                                  6.00            11/15/2018               1,530
                                                                                                       ----------

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                                                   Portfolio of Investments |  2

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
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                           COUPON                                     VALUE
(000)        SECURITY                                              RATE              MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
             INTEGRATED OIL & GAS (0.2%)
$    10,000  ConocoPhillips Co.                                    4.15%           11/15/2034          $    9,628
                                                                                                       ----------
             OIL & GAS DRILLING (0.5%)
      3,000  Nabors Industries, Inc.                               9.25             1/15/2019               3,335
      7,000  Nabors Industries, Inc.                               4.63             9/15/2021               6,380
     10,000  Noble Holding International Ltd.                      4.90             8/01/2020               8,597
      5,000  Noble Holding International Ltd.                      5.95             4/01/2025               4,025
      5,000  Rowan Companies, Inc.                                 7.88             8/01/2019               5,039
      5,000  Rowan Companies, Inc.                                 4.88             6/01/2022               4,025
                                                                                                       ----------
                                                                                                           31,401
                                                                                                       ----------
             OIL & GAS EQUIPMENT & SERVICES (0.3%)
      5,000  Baker Hughes, Inc.                                    7.50            11/15/2018               5,757
      5,000  Weatherford Bermuda                                   9.63             3/01/2019               5,200
      5,000  Weatherford Bermuda                                   4.50             4/15/2022               3,912
                                                                                                       ----------
                                                                                                           14,869
                                                                                                       ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.4%)
      5,000  Anadarko Petroleum Corp.                              5.95             9/15/2016               5,185
      2,000  California Resources Corp.                            5.00             1/15/2020               1,465
      3,000  Chesapeake Energy Corp.                               3.57 (f)         4/15/2019               1,943
     10,000  Chesapeake Energy Corp.                               6.13             2/15/2021               6,599
      5,000  Denbury Resources, Inc.                               4.63             7/15/2023               3,363
     15,000  EOG Resources, Inc.                                   3.90             4/01/2035              14,467
      4,000  EQT Corp.                                             8.13             6/01/2019               4,639
      5,000  Hess Corp.                                            8.13             2/15/2019               5,812
      3,000  Newfield Exploration Co.                              5.75             1/30/2022               3,060
      6,730  Newfield Exploration Co.                              5.63             7/01/2024               6,696
      5,000  Newfield Exploration Co.                              5.38             1/01/2026               4,775
      5,000  Noble Energy, Inc.                                    8.25             3/01/2019               5,829
      5,000  QEP Resources, Inc.                                   6.88             3/01/2021               4,875
     10,000  Southwestern Energy Co.                               4.05             1/23/2020               9,644
      2,000  Southwestern Energy Co.                               4.95             1/23/2025               1,748
      5,000  WPX Energy, Inc.                                      5.25             1/15/2017               5,050
                                                                                                       ----------
                                                                                                           85,150
                                                                                                       ----------
             OIL & GAS REFINING & MARKETING (0.7%)
     14,000  EnLink Midstream Partners, LP                         4.15             6/01/2025              12,796
     10,000  Marathon Petroleum Corp.                              4.75             9/15/2044               9,103
     10,000  Phillips 66                                           4.65            11/15/2034              10,009
      5,000  Valero Energy Corp.                                   9.38             3/15/2019               6,068
                                                                                                       ----------
                                                                                                           37,976
                                                                                                       ----------
             OIL & GAS STORAGE & TRANSPORTATION (3.8%)
     15,000  Boardwalk Pipelines, LP                               4.95            12/15/2024              13,749
     10,000  Buckeye Partners, LP                                  2.65            11/15/2018               9,685
     10,000  Buckeye Partners, LP                                  5.60            10/15/2044               8,473
     15,000  Columbia Pipeline Group, Inc. (b)                     4.50             6/01/2025              14,463
     15,000  DCP Midstream, LLC (b)                                5.85             5/21/2043              12,037
      4,000  Enbridge Energy Partners, LP                          8.05            10/01/2077               3,650
      3,000  Energy Transfer Partners, LP                          9.00             4/15/2019               3,508
      7,000  Energy Transfer Partners, LP                          5.20             2/01/2022               6,974
      5,000  Energy Transfer Partners, LP                          4.75             1/15/2026               4,598
     20,010  Energy Transfer Partners, LP                          3.32 (f)        11/01/2066              14,107
     10,000  Enterprise Products Operating, LLC                    6.30             9/15/2017              10,826
      5,000  Enterprise Products Operating, LLC                    3.90             2/15/2024               4,954
      9,250  Enterprise Products Operating, LLC                    7.03             1/15/2068               9,793
      6,437  EQT Midstream Partners, LP                            4.00             8/01/2024               5,661
      7,500  MPLX, LP                                              4.00             2/15/2025               6,856
      5,000  NGPL PipeCo, LLC (b)                                  7.12            12/15/2017               4,650
     10,000  NuStar Logistics, LP                                  8.15             4/15/2018              10,700
      5,000  ONEOK Partners, LP                                    8.63             3/01/2019               5,747
     10,000  ONEOK Partners, LP                                    4.90             3/15/2025               9,236
      5,000  Plains All American Pipeline, LP                      6.50             5/01/2018               5,463

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3  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                           COUPON                                     VALUE
(000)        SECURITY                                              RATE              MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
$     3,000  Plains All American Pipeline, LP                      8.75%            5/01/2019          $    3,558
      5,000  Questar Pipeline Co.                                  5.83             2/01/2018               5,431
      7,000  Regency Energy Partners                               4.50            11/01/2023               6,435
     10,000  Sabine Pass LNG, LP                                   7.50            11/30/2016              10,369
      4,000  Targa Resources Partners, LP (b)                      5.00             1/15/2018               3,960
      1,000  Targa Resources Partners, LP                          4.13            11/15/2019                 935
     10,000  TC PipeLines, LP                                      4.65             6/15/2021              10,097
     10,000  Western Gas Partners, LP                              5.38             6/01/2021              10,609
     15,000  Williams Companies, Inc.                              4.55             6/24/2024              12,576
                                                                                                       ----------
                                                                                                          229,100
                                                                                                       ----------
             Total Energy                                                                                 409,654
                                                                                                       ----------
             FINANCIALS (17.2%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
     10,000  Ares Capital Corp.                                    4.88            11/30/2018              10,404
      5,000  Bank of New York Mellon                               2.40             1/17/2017               5,081
     10,000  Bank of New York Mellon                               1.30             1/25/2018               9,978
      5,000  Main Street Capital Corp.                             4.50            12/01/2019               5,109
     10,000  Prospect Capital Corp.                                5.00             7/15/2019              10,326
     20,000  State Street Capital Trust IV                         1.34 (f)         6/01/2077              16,175
                                                                                                       ----------
                                                                                                           57,073
                                                                                                       ----------
             CONSUMER FINANCE (0.6%)
      5,000  Capital One Bank USA, N.A.                            3.38             2/15/2023               4,900
      5,000  Capital One Financial Corp.                           4.75             7/15/2021               5,491
     10,000  Capital One Financial Corp.                           3.75             4/24/2024              10,128
     10,000  Citizens Bank, N.A.                                   2.45            12/04/2019               9,935
      5,000  Discover Bank                                         3.10             6/04/2020               5,064
                                                                                                       ----------
                                                                                                           35,518
                                                                                                       ----------
             DIVERSIFIED BANKS (1.6%)
      6,000  Bank of America Corp.                                 8.00                     -(g)            6,263
      9,000  Bank of America Corp.                                 4.00             4/01/2024               9,263
     10,000  Bank of America Corp.                                 4.20             8/26/2024              10,073
      5,000  Bank of America Corp.                                 3.95             4/21/2025               4,930
      5,000  Bank of America, N.A.                                 6.10             6/15/2017               5,339
     10,000  Citigroup, Inc.                                       4.45             1/10/2017              10,378
     20,000  Citigroup, Inc.                                       4.40             6/10/2025              20,255
      5,000  Citigroup, Inc.                                       4.45             9/29/2027               5,007
      3,000  JPMorgan Chase & Co.                                  7.90                     -(g)            3,121
      5,000  JPMorgan Chase & Co.                                  4.25            10/01/2027               5,030
      2,610  JPMorgan Chase Bank, N.A.                             6.00            10/01/2017               2,825
     16,800  USB Realty Corp. (b)                                  1.47 (f)                 -(g)           15,267
                                                                                                       ----------
                                                                                                           97,751
                                                                                                       ----------
             INVESTMENT BANKING & BROKERAGE (0.2%)
     10,000  Morgan Stanley                                        4.88            11/01/2022              10,800
                                                                                                       ----------
             LIFE & HEALTH INSURANCE (1.8%)
     10,000  Forethought Financial Group (b)                       8.63             4/15/2021              11,495
     10,000  Lincoln National Corp.                                4.20             3/15/2022              10,594
     15,000  Lincoln National Corp.                                7.00             5/17/2066              12,591
     10,000  MetLife, Inc.                                         4.13             8/13/2042               9,577
      4,000  Ohio National Financial Services, Inc. (b)            6.38             4/30/2020               4,559
      5,000  Ohio National Financial Services, Inc. (b)            6.63             5/01/2031               5,992
     10,000  Primerica, Inc.                                       4.75             7/15/2022              10,762
     10,000  Prudential Financial, Inc.                            5.63             6/15/2043              10,490
     17,050  StanCorp Financial Group, Inc.                        5.00             8/15/2022              18,139
      6,625  StanCorp Financial Group, Inc.                        6.90             6/01/2067               5,747
      5,000  TIAA Asset Management Finance Co., LLC (b)            4.13            11/01/2024               5,100
                                                                                                       ----------
                                                                                                          105,046
                                                                                                       ----------

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                                                   Portfolio of Investments |  4

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
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                           COUPON                                     VALUE
(000)        SECURITY                                              RATE              MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
             MULTI-LINE INSURANCE (1.6%)
$    10,000  American International Group, Inc.                    3.88%            1/15/2035          $    9,400
     17,500  Genworth Holdings, Inc.                               6.15            11/15/2066               7,962
     16,000  Glen Meadow Pass-Through Trust (b)                    6.51             2/12/2067              13,880
      5,000  HCC Insurance Holdings, Inc.                          6.30            11/15/2019               5,622
     20,500  Kemper Corp.                                          4.35             2/15/2025              20,762
     10,000  Loews Corp.                                           2.63             5/15/2023               9,570
     10,000  MassMutual Global Funding II (b)                      3.60             4/09/2024              10,322
     19,505  Nationwide Mutual Insurance Co. (b)                   2.63 (f)        12/15/2024              18,729
                                                                                                       ----------
                                                                                                           96,247
                                                                                                       ----------
             MULTI-SECTOR HOLDINGS (0.3%)
     10,000  Berkshire Hathaway Finance Corp.                      1.30             5/15/2018              10,001
      5,000  Lubrizol Corp.                                        8.88             2/01/2019               6,059
                                                                                                       ----------
                                                                                                           16,060
                                                                                                       ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
      5,000  Icahn Enterprises, LP                                 3.50             3/15/2017               5,071
      6,214  Washington Aircraft 1 Co. Ltd. (NBGA)                 2.64             9/15/2026               6,369
                                                                                                       ----------
                                                                                                           11,440
                                                                                                       ----------
             PROPERTY & CASUALTY INSURANCE (1.9%)
     15,000  ACE INA Holdings, Inc.                                3.35             5/15/2024              15,153
      5,000  Allstate Corp.                                        5.75             8/15/2053               5,216
      2,000  Allstate Corp.                                        6.13             5/15/2067               2,014
     10,000  AmTrust Financial Services, Inc.                      6.13             8/15/2023              10,551
     20,050  Chubb Corp.                                           6.38             3/29/2067              19,298
     10,000  Ironshore Holdings, Inc. (b)                          8.50             5/15/2020              11,665
     19,300  Oil Insurance Ltd. (b)                                3.31 (f)                 -(g)           17,177
     10,000  ProAssurance Corp.                                    5.30            11/15/2023              10,718
     14,538  Progressive Corp.                                     6.70             6/15/2067              14,683
      5,000  Travelers Companies, Inc.                             6.25             3/15/2067               5,125
                                                                                                       ----------
                                                                                                          111,600
                                                                                                       ----------
             REGIONAL BANKS (4.0%)
      5,000  AmSouth Bancorp.                                      6.75            11/01/2025               5,829
     15,000  Banc of California, Inc.                              5.25             4/15/2025              14,701
     15,000  Citizens Financial Group, Inc. (b)                    4.15             9/28/2022              15,263
      8,000  CoBiz Financial, Inc.                                 5.63             6/25/2030               8,162
     20,000  Compass Bank                                          3.88             4/10/2025              18,661
     10,000  Cullen/Frost Capital Trust II                         1.87 (f)         3/01/2034               8,887
      5,000  Fifth Third Bancorp                                   2.30             3/01/2019               5,015
      3,500  First Maryland Capital Trust I                        1.32 (f)         1/15/2027               2,909
     10,000  First Niagara Financial Group, Inc.                   7.25            12/15/2021              11,996
     10,000  First Republic Bank                                   2.38             6/17/2019               9,990
     10,000  FirstMerit Bank, N.A.                                 4.27            11/25/2026              10,241
     10,000  FirstMerit Corp.                                      4.35             2/04/2023              10,262
     10,000  Fulton Financial Corp.                                4.50            11/15/2024              10,172
      5,000  Hilltop Holdings, Inc.                                5.00             4/15/2025               5,025
     20,000  MUFG Americas Holdings Corp.                          3.00             2/10/2025              19,126
     10,000  MUFG Union Bank, N.A.                                 2.25             5/06/2019              10,048
     22,685  People's United Financial, Inc.                       3.65            12/06/2022              22,476
      7,000  PNC Bank, N.A.                                        4.20            11/01/2025               7,386
     10,000  PNC Financial Services                                2.85            11/09/2022               9,912
     10,000  Santander Holdings USA, Inc.                          2.65             4/17/2020               9,900
      6,021  Susquehanna Bancshares, Inc.                          5.38             8/15/2022               6,683
     10,000  TCF National Bank                                     6.25             6/08/2022              10,823
      5,000  Webster Financial Corp.                               4.38             2/15/2024               5,052
                                                                                                       ----------
                                                                                                          238,519
                                                                                                       ----------
             REINSURANCE (0.2%)
     10,000  Alterra Finance, LLC                                  6.25             9/30/2020              11,425
                                                                                                       ----------

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5  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                           COUPON                                     VALUE
(000)        SECURITY                                              RATE              MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
             REITs - DIVERSIFIED (0.3%)
$     5,000  Liberty Property, LP                                  6.63%           10/01/2017          $    5,445
     15,000  Washington REIT                                       3.95            10/15/2022              14,841
                                                                                                       ----------
                                                                                                           20,286
                                                                                                       ----------
             REITs - HEALTH CARE (0.4%)
     10,000  Ventas Realty, LP                                     4.00             4/30/2019              10,482
     10,000  Welltower, Inc.                                       6.13             4/15/2020              11,373
                                                                                                       ----------
                                                                                                           21,855
                                                                                                       ----------
             REITs - INDUSTRIAL (0.1%)
      5,000  ProLogis, LP                                          7.38            10/30/2019               5,875
                                                                                                       ----------
             REITs - OFFICE (1.2%)
      5,000  Alexandria Real Estate Equities, Inc.                 4.60             4/01/2022               5,231
      5,000  Alexandria Real Estate Equities, Inc.                 4.50             7/30/2029               4,989
      5,000  BioMed Realty, LP                                     6.13             4/15/2020               5,406
      8,034  Boston Properties, LP                                 3.70            11/15/2018               8,398
     10,000  Boston Properties, LP                                 5.88            10/15/2019              11,219
     10,000  Boston Properties, LP                                 3.85             2/01/2023              10,337
     11,000  Columbia Property Trust Operating Partnership, LP     5.88             4/01/2018              11,869
      3,000  Mack-Cali Realty, LP                                  7.75             8/15/2019               3,439
     10,000  VEREIT Operating Partnership, LP                      3.00             2/06/2019               9,712
                                                                                                       ----------
                                                                                                           70,600
                                                                                                       ----------
             REITs - RESIDENTIAL (0.3%)
      5,000  AvalonBay Communities, Inc.                           3.63            10/01/2020               5,239
      5,000  AvalonBay Communities, Inc.                           3.45             6/01/2025               4,990
      7,000  UDR, Inc.                                             4.63             1/10/2022               7,523
                                                                                                       ----------
                                                                                                           17,752
                                                                                                       ----------
             REITs - RETAIL (0.8%)
      3,000  Federal Realty Investment Trust                       5.90             4/01/2020               3,425
      7,000  Federal Realty Investment Trust                       3.00             8/01/2022               6,914
     10,000  Federal Realty Investment Trust                       2.75             6/01/2023               9,597
      5,000  National Retail Properties, Inc.                      6.88            10/15/2017               5,462
      5,000  National Retail Properties, Inc.                      4.00            11/15/2025               4,986
      5,000  Realty Income Corp.                                   4.13            10/15/2026               5,072
      2,000  Regency Centers, LP                                   6.00             6/15/2020               2,258
     10,000  Simon Property Group, LP                              4.13            12/01/2021              10,738
                                                                                                       ----------
                                                                                                           48,452
                                                                                                       ----------
             REITs - SPECIALIZED (0.3%)
      4,489  Communications Sales & Leasing, Inc. (a)              5.00            10/24/2022               4,249
     10,000  Crown Castle International Corp.                      5.25             1/15/2023              10,800
      4,000  EPR Properties                                        7.75             7/15/2020               4,719
                                                                                                       ----------
                                                                                                           19,768
                                                                                                       ----------
             SPECIALIZED FINANCE (0.3%)
     10,000  McGraw Hill Financial, Inc. (b)                       4.00             6/15/2025               9,953
     10,000  National Rural Utilities Cooperative Finance Corp.    4.75             4/30/2043               9,970
                                                                                                       ----------
                                                                                                           19,923
                                                                                                       ----------
             THRIFTS & MORTGAGE FINANCE (0.2%)
      3,250  Chittenden Corp.                                      0.99 (f)         2/14/2017               3,228
     10,000  EverBank Financial Corp.                              5.75             7/02/2025              10,215
                                                                                                       ----------
                                                                                                           13,443
                                                                                                       ----------
             Total Financials                                                                           1,029,433
                                                                                                       ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                           COUPON                                     VALUE
(000)        SECURITY                                              RATE              MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
             HEALTH CARE (2.0%)
             ------------------
             BIOTECHNOLOGY (0.7%)
$    10,000  AbbVie, Inc.                                          1.75%           11/06/2017          $   10,100
      5,000  AbbVie, Inc.                                          3.20            11/06/2022               4,958
     10,000  AbbVie, Inc.                                          3.60             5/14/2025               9,850
     15,000  Baxalta, Inc. (b)                                     4.00             6/23/2025              15,112
                                                                                                       ----------
                                                                                                           40,020
                                                                                                       ----------
             HEALTH CARE EQUIPMENT (0.3%)
     10,000  Covidien International Finance S.A.                   2.95             6/15/2023               9,908
     10,000  Medtronic, Inc.                                       4.38             3/15/2035              10,376
                                                                                                       ----------
                                                                                                           20,284
                                                                                                       ----------
             HEALTH CARE FACILITIES (0.4%)
      5,000  HCA, Inc.                                             5.00             3/15/2024               5,163
     15,000  HCA, Inc.                                             5.25             4/15/2025              15,581
      2,000  Tenet Healthcare Corp.                                4.50             4/01/2021               2,010
                                                                                                       ----------
                                                                                                           22,754
                                                                                                       ----------
             PHARMACEUTICALS (0.6%)
     15,000  Actavis Funding SCS                                   3.80             3/15/2025              14,893
     20,000  Mallinckrodt International Finance S.A.               4.75             4/15/2023              17,500
      5,000  Valeant Pharmaceuticals International, Inc. (b)       6.75             8/15/2021               4,475
                                                                                                       ----------
                                                                                                           36,868
                                                                                                       ----------
             Total Health Care                                                                            119,926
                                                                                                       ----------
             INDUSTRIALS (5.8%)
             ------------------
             AEROSPACE & DEFENSE (0.3%)
     10,000  Lockheed Martin Corp.                                 3.60             3/01/2035               9,072
     10,000  Raytheon Co.                                          4.20            12/15/2044              10,022
                                                                                                       ----------
                                                                                                           19,094
                                                                                                       ----------
             AIR FREIGHT & LOGISTICS (0.2%)
     10,000  FedEx Corp.                                           3.90             2/01/2035               9,190
                                                                                                       ----------
             AIRLINES (2.1%)
      1,154  America West Airlines, Inc. Pass-Through Trust        6.87             7/02/2018               1,176
      2,872  American Airlines, Inc. Pass-Through Trust            7.38            11/23/2017               2,901
      5,370  American Airlines, Inc. Pass-Through Trust (b)        7.00             7/31/2019               5,686
      9,418  American Airlines, Inc. Pass-Through Trust            3.70             4/01/2028               9,536
     10,000  American Airlines, Inc. Pass-Through Trust "A"        4.00             3/22/2029              10,075
      3,414  Continental Airlines, Inc. Pass-Through Trust         9.00             1/08/2018               3,575
        800  Continental Airlines, Inc. Pass-Through Trust         7.88             1/02/2020                 834
      2,447  Continental Airlines, Inc. Pass-Through Trust         5.50             4/29/2022               2,524
      8,770  Continental Airlines, Inc. Pass-Through Trust         4.15            10/11/2025               8,956
      4,485  Continental Airlines, Inc. Pass-Through Trust         4.00             4/29/2026               4,475
      9,000  Delta Air Lines Pass-Through Trust "A"                3.88             1/30/2029               9,101
     16,360  Hawaiian Airlines, Inc. Pass-Through Trust            3.90             1/15/2026              16,053
     15,000  Spirit Airlines, Inc. Pass-Through Trust              4.10            10/01/2029              15,131
      4,760  United Airlines, Inc. Pass-Through Trust              4.30             2/15/2027               4,932
     20,000  United Airlines, Inc. Pass-Through Trust              3.75             3/03/2028              20,175
      3,547  US Airways Group, Inc. Pass-Through Trust             6.25            10/22/2024               3,977
      9,371  US Airways Group, Inc. Pass-Through Trust             3.95             5/15/2027               9,523
                                                                                                       ----------
                                                                                                          128,630
                                                                                                       ----------
             CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.8%)
     10,000  Caterpillar Financial Services, Corp.                 1.25            11/06/2017              10,035
     13,500  CNH Industrial Capital, LLC                           3.88            11/01/2015              13,500
     10,000  CNH Industrial Capital, LLC (b)                       3.88             7/16/2018              10,050
      6,500  CNH Industrial Capital, LLC                           3.38             7/15/2019               6,427
      4,975  Terex Corp. (a)                                       3.50             8/13/2021               4,950
                                                                                                       ----------
                                                                                                           44,962
                                                                                                       ----------

================================================================================

7  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                           COUPON                                     VALUE
(000)        SECURITY                                              RATE              MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
$    15,000  Eaton Corp.                                           2.75%           11/02/2022          $   14,722
                                                                                                       ----------
             INDUSTRIAL CONGLOMERATES (0.7%)
     10,000  Danaher Corp.                                         5.63             1/15/2018              10,897
      5,000  General Electric Capital Corp.                        6.25                     -(g)            5,579
      9,000  General Electric Capital Corp.                        6.38            11/15/2067               9,634
     15,000  General Electric Capital Corp./LJ VP Holdings,
                 LLC (b)                                           3.80             6/18/2019              16,007
                                                                                                       ----------
                                                                                                           42,117
                                                                                                       ----------
             INDUSTRIAL MACHINERY (0.2%)
      5,000  Hillenbrand, Inc.                                     5.50             7/15/2020               5,409
      1,500  Ingersoll-Rand Co.                                    9.00             8/15/2021               1,919
      1,500  SPX Flow, Inc.                                        6.88             9/01/2017               1,598
      5,000  Stanley Black & Decker, Inc.                          5.75            12/15/2053               5,312
                                                                                                       ----------
                                                                                                           14,238
                                                                                                       ----------
             RAILROADS (0.8%)
     10,000  Burlington Northern Santa Fe, LLC                     3.65             9/01/2025              10,216
      8,000  Burlington Northern Santa Fe, LLC                     3.75             4/01/2024               8,268
      5,000  TTX Co. (b)                                           4.15             1/15/2024               5,220
     10,000  TTX Co. (b)                                           3.60             1/15/2025               9,979
      5,000  Union Pacific Corp.                                   7.88             1/15/2019               5,866
     10,000  Union Pacific Corp.                                   3.38             2/01/2035               9,206
                                                                                                       ----------
                                                                                                           48,755
                                                                                                       ----------
             TRADING COMPANIES & DISTRIBUTORS (0.3%)
     10,000  ILFC E-Capital Trust I (b)                            4.57 (f)        12/21/2065               9,250
      5,000  International Lease Finance Corp. (b)                 7.13             9/01/2018               5,550
      4,000  United Rentals North America, Inc.                    6.13             6/15/2023               4,194
                                                                                                       ----------
                                                                                                           18,994
                                                                                                       ----------
             TRUCKING (0.2%)
      5,000  J.B. Hunt Transport Services, Inc.                    3.85             3/15/2024               5,141
      5,000  Penske Truck Leasing Co., LP / PTL Finance Corp. (b)  3.38             3/15/2018               5,118
                                                                                                       ----------
                                                                                                           10,259
                                                                                                       ----------
             Total Industrials                                                                            350,961
                                                                                                       ----------
             INFORMATION TECHNOLOGY (1.5%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.4%)
      5,000  Cisco Systems, Inc.                                   2.90             3/04/2021               5,164
      3,000  Commscope, Inc. (b)                                   4.38             6/15/2020               3,068
     20,000  Qualcomm, Inc.                                        4.65             5/20/2035              18,532
                                                                                                       ----------
                                                                                                           26,764
                                                                                                       ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
      5,000  FLIR Systems, Inc.                                    3.75             9/01/2016               5,095
                                                                                                       ----------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
     10,000  Molex Electronic Technologies, LLC (b)                3.90             4/15/2025               9,725
                                                                                                       ----------
             HOME ENTERTAINMENT SOFTWARE (0.1%)
      3,738  Activision Blizzard, Inc. (a)                         3.25            10/12/2020               3,752
                                                                                                       ----------
             INTERNET SOFTWARE & SERVICES (0.1%)
      4,250  Verisign, Inc.                                        5.25             4/01/2025               4,346
                                                                                                       ----------
             IT CONSULTING & OTHER SERVICES (0.1%)
      5,000  IBM Corp.                                             7.63            10/15/2018               5,856
                                                                                                       ----------
             SEMICONDUCTOR EQUIPMENT (0.2%)
     10,000  Applied Materials, Inc.                               5.10            10/01/2035              10,132
                                                                                                       ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                           COUPON                                     VALUE
(000)        SECURITY                                              RATE              MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
             SYSTEMS SOFTWARE (0.3%)
$    20,000  Microsoft Corp.                                       4.20%           11/03/2035          $   20,146
                                                                                                       ----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.1%)
      4,842  Dell International, LLC (a)                           4.00             4/29/2020               4,849
                                                                                                       ----------
             Total Information Technology                                                                  90,665
                                                                                                       ----------
             MATERIALS (2.5%)
             ----------------
             ALUMINUM (0.2%)
     15,000  Alcoa, Inc.                                           5.13            10/01/2024              14,944
                                                                                                       ----------
             DIVERSIFIED CHEMICALS (0.6%)
     20,000  Dow Chemical Co.                                      4.25            10/01/2034              18,425
     10,000  E.I. du Pont de Nemours & Co.                         2.80             2/15/2023               9,651
      8,028  E.I. du Pont de Nemours & Co.                         4.90             1/15/2041               7,940
                                                                                                       ----------
                                                                                                           36,016
                                                                                                       ----------
             DIVERSIFIED METALS & MINING (0.2%)
      5,000  Freeport-McMoRan, Inc. (a)                            1.94             5/31/2018               4,525
      5,000  Freeport-McMoRan, Inc.                                3.10             3/15/2020               4,419
      5,000  Freeport-McMoRan, Inc.                                4.00            11/14/2021               4,222
                                                                                                       ----------
                                                                                                           13,166
                                                                                                       ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
      5,000  Monsanto Co.                                          3.38             7/15/2024               4,897
      5,000  Monsanto Co.                                          3.95             4/15/2045               4,238
                                                                                                       ----------
                                                                                                            9,135
                                                                                                       ----------
             METAL & GLASS CONTAINERS (0.4%)
      3,000  Ball Corp.                                            5.00             3/15/2022               3,112
      5,000  Ball Corp.                                            5.25             7/01/2025               5,100
      5,000  Berry Plastics Holding Corp. (a)                      4.00            10/01/2022               5,017
      3,883  Greif, Inc.                                           6.75             2/01/2017               4,067
      9,553  Reynolds Group Holdings, Inc. (a)                     4.50            12/01/2018               9,583
                                                                                                       ----------
                                                                                                           26,879
                                                                                                       ----------
             PAPER PACKAGING (0.1%)
      5,000  Sealed Air Corp. (b)                                  6.88             7/15/2033               5,125
                                                                                                       ----------
             PAPER PRODUCTS (0.1%)
      5,000  International Paper Co.                               3.80             1/15/2026               5,000
                                                                                                       ----------
             SPECIALTY CHEMICALS (0.4%)
      3,321  Albemarle Corp.                                       3.00            12/01/2019               3,319
      2,505  Cytec Industries, Inc.                                8.95             7/01/2017               2,764
     15,000  RPM International, Inc.                               6.13            10/15/2019              16,670
                                                                                                       ----------
                                                                                                           22,753
                                                                                                       ----------
             STEEL (0.3%)
      5,000  Allegheny Ludlum Corp.                                6.95            12/15/2025               4,631
      5,000  Allegheny Technologies, Inc.                          9.38             6/01/2019               5,288
     10,000  Allegheny Technologies, Inc.                          5.95             1/15/2021               8,850
                                                                                                       ----------
                                                                                                           18,769
                                                                                                       ----------
             Total Materials                                                                              151,787
                                                                                                       ----------
             TELECOMMUNICATION SERVICES (1.7%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.6%)
     25,000  AT&T, Inc.                                            4.50             5/15/2035              23,458
     10,000  Centel Capital Corp.                                  9.00            10/15/2019              11,611
     10,000  CenturyLink, Inc.                                     5.80             3/15/2022               9,763
      2,000  CenturyLink, Inc.                                     6.75            12/01/2023               1,992
     10,000  Frontier Communications Corp. (b)                    11.00             9/15/2025              10,506
      8,409  Frontier Communications Corp.                         7.88             1/15/2027               7,190

================================================================================

9  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                           COUPON                                     VALUE
(000)        SECURITY                                              RATE              MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
$     5,000  Qwest Corp.                                           6.75%           12/01/2021          $    5,385
     15,000  Verizon Communications, Inc.                          4.50             9/15/2020              16,281
     10,000  Verizon Communications, Inc.                          4.40            11/01/2034               9,429
                                                                                                       ----------
                                                                                                           95,615
                                                                                                       ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      4,887  Grain Spectrum Funding II (b)                         3.29            10/10/2034               4,884
                                                                                                       ----------
             Total Telecommunication Services                                                             100,499
                                                                                                       ----------
             UTILITIES (5.4%)
             ----------------
             ELECTRIC UTILITIES (2.3%)
      5,000  Atlantic City Electric Co.                            3.38             9/01/2024               4,936
      5,000  Cleveland Electric Illuminating Co.                   8.88            11/15/2018               5,939
     10,000  Duke Energy Progress, Inc.                            4.15            12/01/2044              10,057
      3,500  Duquesne Light Holdings, Inc. (b)                     5.90            12/01/2021               3,956
      4,000  Entergy Arkansas, Inc.                                3.05             6/01/2023               3,958
      7,000  Entergy Louisiana, LLC                                4.95             1/15/2045               7,054
        582  FPL Energy American Wind, LLC (b)                     6.64             6/20/2023                 606
      3,168  Mississippi Power Co.                                 4.25             3/15/2042               2,654
     10,000  Monongahela Power Co. (b)                             4.10             4/15/2024              10,391
      5,000  Nevada Power Co.                                      7.13             3/15/2019               5,797
      4,000  NextEra Energy Capital Holdings, Inc.                 6.65             6/15/2067               3,242
      5,000  NextEra Energy Capital Holdings, Inc.                 7.30             9/01/2067               4,987
      5,000  Oglethorpe Power Corp.                                6.10             3/15/2019               5,577
      5,000  Oncor Electric Delivery Co., LLC                      3.75             4/01/2045               4,420
     26,130  PPL Capital Funding, Inc.                             6.70             3/30/2067              22,087
      5,000  South Carolina Electric & Gas Co.                     5.30             5/15/2033               5,543
     10,000  Southern California Edison Co.                        6.25                     -(g)           11,150
      2,534  Tri-State Generation & Transmission
                 Association Pass-Through Trust (b)                6.04             1/31/2018               2,611
     10,000  Tri-State Generation & Transmission
                 Association, Inc.                                 4.70            11/01/2044              10,182
     10,000  Xcel Energy, Inc.                                     3.30             6/01/2025               9,914
                                                                                                       ----------
                                                                                                          135,061
                                                                                                       ----------
             GAS UTILITIES (1.0%)
      8,000  AGL Capital Corp.                                     6.38             7/15/2016               8,287
      4,000  Atmos Energy Corp.                                    8.50             3/15/2019               4,757
     10,000  Atmos Energy Corp.                                    4.13            10/15/2044               9,773
     10,000  Florida Gas Transmission Co. (b)                      5.45             7/15/2020              10,909
     10,000  National Fuel Gas Co.                                 4.90            12/01/2021              10,455
     10,000  National Fuel Gas Co.                                 5.20             7/15/2025              10,084
      5,000  Southern Star Central Gas Pipeline, Inc. (b)          6.00             6/01/2016               5,078
                                                                                                       ----------
                                                                                                           59,343
                                                                                                       ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
      2,500  AES Corp.                                             3.32 (f)         6/01/2019               2,388
      5,000  AES Corp.                                             4.88             5/15/2023               4,663
     10,000  AES Corp.                                             5.50             4/15/2025               9,350
      4,988  Calpine Corp. (a)                                     3.50             5/27/2022               4,941
                                                                                                       ----------
                                                                                                           21,342
                                                                                                       ----------
             MULTI-UTILITIES (1.6%)
      5,000  Ameren Illinois Co.                                   9.75            11/15/2018               6,122
     15,000  Berkshire Hathaway Energy Co.                         4.50             2/01/2045              15,067
      5,000  Black Hills Corp.                                     5.88             7/15/2020               5,581
     10,000  Black Hills Corp.                                     4.25            11/30/2023              10,475
     12,387  Integrys Holding, Inc.                                6.11            12/01/2066              10,423
      5,000  NiSource Finance Corp.                               10.75             3/15/2016               5,161
     15,000  Northern States Power Co.                             4.00             8/15/2045              14,787
      5,000  Northwestern Corp.                                    6.34             4/01/2019               5,656
     10,000  Puget Sound Energy, Inc.                              6.97             6/01/2067               8,550

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                           COUPON                                     VALUE
(000)        SECURITY                                              RATE              MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
$    15,000  WEC Energy Group, Inc.                                6.25%            5/15/2067          $   12,638
                                                                                                       ----------
                                                                                                           94,460
                                                                                                       ----------
             WATER UTILITIES (0.2%)
     10,000  Aquarion Co., Inc. (b)                                4.00             8/15/2024               9,906
                                                                                                       ----------
             Total Utilities                                                                              320,112
                                                                                                       ----------
             Total Corporate Obligations (cost: $2,892,877)                                             2,895,900
                                                                                                       ----------
             EURODOLLAR AND YANKEE OBLIGATIONS (15.3%)

             CONSUMER DISCRETIONARY (0.5%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.3%)
     10,000  American Honda Finance Corp. (b)                      7.63            10/01/2018              11,633
      5,000  Daimler Finance, N.A., LLC (b)                        1.88             1/11/2018               4,989
      5,000  Daimler Finance, N.A., LLC (b)                        2.25             7/31/2019               4,973
                                                                                                       ----------
                                                                                                           21,595
                                                                                                       ----------
             PUBLISHING (0.2%)
     10,000  Pearson Funding Four plc (b)                          3.75             5/08/2022               9,994
                                                                                                       ----------
             Total Consumer Discretionary                                                                  31,589
                                                                                                       ----------
             CONSUMER STAPLES (1.0%)
             -----------------------
             DISTILLERS & VINTNERS (0.1%)
     10,000  Pernod Ricard S.A. (b)                                4.25             7/15/2022              10,373
                                                                                                       ----------
             PACKAGED FOODS & MEAT (0.2%)
      6,471  JBS S.A.                                             10.50             8/04/2016               6,811
      4,000  Kerry Group Financial Services (b)                    3.20             4/09/2023               3,890
                                                                                                       ----------
                                                                                                           10,701
                                                                                                       ----------
             TOBACCO (0.7%)
     20,000  BAT International Finance plc (b)                     3.95             6/15/2025              21,235
     20,000  Imperial Tobacco Finance plc (b)                      4.25             7/21/2025              20,510
                                                                                                       ----------
                                                                                                           41,745
                                                                                                       ----------
             Total Consumer Staples                                                                        62,819
                                                                                                       ----------
             ENERGY (1.1%)
             -------------
             INTEGRATED OIL & GAS (0.5%)
     10,000  BP Capital Markets plc                                1.63             8/17/2017              10,050
      4,000  Husky Energy, Inc.                                    7.25            12/15/2019               4,571
     10,000  Petrobras Global Finance B.V.                         3.00             1/15/2019               8,312
     10,000  Shell International Finance B.V.                      3.63             8/21/2042               8,973
                                                                                                       ----------
                                                                                                           31,906
                                                                                                       ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.3%)
      3,500  Talisman Energy, Inc.                                 7.75             6/01/2019               3,861
     10,000  Woodside Finance Ltd. (b)                             8.75             3/01/2019              11,700
                                                                                                       ----------
                                                                                                           15,561
                                                                                                       ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.3%)
      6,000  TransCanada PipeLines Ltd.                            1.88             1/12/2018               6,022
     12,124  TransCanada PipeLines Ltd.                            6.35             5/15/2067              10,093
                                                                                                       ----------
                                                                                                           16,115
                                                                                                       ----------
             Total Energy                                                                                  63,582
                                                                                                       ----------
             FINANCIALS (5.9%)
             -----------------
             DIVERSIFIED BANKS (3.5%)
      5,000  Abbey National Treasury Services plc                  4.00             3/13/2024               5,248
     10,000  ABN AMRO Bank N.V. (b)                                4.75             7/28/2025              10,089
      4,000  Banco Santander Chile (b)                             1.22 (f)         4/11/2017               3,944

================================================================================

11  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                           COUPON                                     VALUE
(000)        SECURITY                                              RATE              MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
$    10,000  Bank of Montreal                                      2.50%            1/11/2017          $   10,178
      5,000  Barclays Bank plc (b)                                 6.05            12/04/2017               5,397
     10,000  BBVA Bancomer S.A. Texas Agency (b)                   4.38             4/10/2024              10,375
      5,000  BNP Paribas (b)                                       7.20                     -(g)            5,737
      5,000  BNP Paribas Co. S.A. (b)                              4.38             9/28/2025               4,960
      4,089  Canadian Imperial Bank of Commerce (b)                7.26             4/10/2032               5,071
      5,000  Caribbean Development Bank (b)                        4.38            11/09/2027               5,161
     15,000  DNB Bank ASA (b)                                      3.20             4/03/2017              15,387
     10,000  DNB Boligkreditt AS (b)                               2.90             3/29/2017              10,090
      5,000  HBOS plc (b)                                          6.75             5/21/2018               5,522
     25,000  HSBC Bank plc                                         0.75 (f)                 -(g)           14,625
      5,000  National Australia Bank Ltd.                          3.00             1/20/2023               5,024
     11,000  Nordea Bank AB (b)                                    4.88             5/13/2021              11,869
     10,000  Rabobank Nederland                                    3.38             1/19/2017              10,269
     10,000  Rabobank Nederland                                    3.88             2/08/2022              10,600
     10,000  Rabobank Nederland                                    3.95            11/09/2022              10,125
     10,000  Royal Bank of Canada                                  0.85             3/08/2016              10,015
      5,000  Royal Bank of Scotland Group plc                      6.13            12/15/2022               5,491
     10,000  Santander UK plc (b)                                  5.00            11/07/2023              10,446
      4,355  Standard Chartered Bank (b)                           6.40             9/26/2017               4,692
     10,000  Swedbank AB (b)                                       1.75             3/12/2018              10,031
     10,000  Westpac Banking Corp. (b)                             2.45            11/28/2016              10,157
                                                                                                       ----------
                                                                                                          210,503
                                                                                                       ----------
             LIFE & HEALTH INSURANCE (0.2%)
      8,500  Great-West Life & Annuity Insurance Capital, LP (b)   7.15             5/16/2046               8,574
                                                                                                       ----------
             MULTI-LINE INSURANCE (0.3%)
     19,072  ZFS Finance USA Trust II (b)                          6.45            12/15/2065              19,444
                                                                                                       ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
     15,000  ING Bank N.V. (b)                                     3.75             3/07/2017              15,464
      5,500  ING Bank N.V.                                         4.13            11/21/2023               5,663
      5,000  ING Capital Funding Trust III                         3.93 (f)                 -(g)            4,981
                                                                                                       ----------
                                                                                                           26,108
                                                                                                       ----------
             PROPERTY & CASUALTY INSURANCE (0.5%)
     20,000  QBE Capital Funding III Ltd. (b)                      7.25             5/24/2041              22,225
      5,000  XLIT Ltd.                                             6.50                     -(g)            4,001
      5,000  XLIT Ltd.                                             4.45             3/31/2025               5,009
                                                                                                       ----------
                                                                                                           31,235
                                                                                                       ----------
             REGIONAL BANKS (0.0%)
      5,000  Kaupthing Bank hf, acquired 6/22/2006; cost
                 $4,942(b),(c),(h),(i)                             7.13             5/19/2016                  --
                                                                                                       ----------
             REINSURANCE (0.3%)
     15,000  Swiss Re Capital I, LP (b)                            6.85                     -(g)           15,248
                                                                                                       ----------
             REITs - RESIDENTIAL (0.1%)
      5,000  Vonovia Finance B.V. (b)                              3.20            10/02/2017               5,087
                                                                                                       ----------
             REITs - RETAIL (0.6%)
      5,000  Scentre Group Trust (b)                               2.38             4/28/2021               4,799
     10,000  Scentre Group Trust (b)                               3.25            10/28/2025               9,517
     20,000  WEA Finance, LLC/Westfield UK & Europe
                 Finance plc (b)                                   3.75             9/17/2024              19,989
                                                                                                       ----------
                                                                                                           34,305
                                                                                                       ----------
             Total Financials                                                                             350,504
                                                                                                       ----------
             GOVERNMENT (0.7%)
             -----------------
             FOREIGN GOVERNMENT (0.7%)
     19,872  Italy Government International Bond                   5.38             6/15/2033              22,797

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                           COUPON                                     VALUE
(000)        SECURITY                                              RATE              MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
$    15,000  Region of Lombardy                                    5.80%           10/25/2032          $   16,115
                                                                                                       ----------
                                                                                                           38,912
                                                                                                       ----------
             Total Government                                                                              38,912
                                                                                                       ----------
             HEALTH CARE (0.2%)
             ------------------
             PHARMACEUTICALS (0.2%)
     10,000  GlaxoSmithKline Capital, Inc.                         4.20             3/18/2043              10,175
      2,222  Roche Holdings, Inc. (b)                              6.00             3/01/2019               2,515
                                                                                                       ----------
                                                                                                           12,690
                                                                                                       ----------
             Total Health Care                                                                             12,690
                                                                                                       ----------
             INDUSTRIALS (2.9%)
             ------------------
             AEROSPACE & DEFENSE (0.1%)
      5,000  Bombardier, Inc. (b)                                  5.50             9/15/2018               4,713
                                                                                                       ----------
             AIRLINES (1.3%)
     23,690  Air Canada "A" Pass-Through Trust (b)                 4.13            11/15/2026              24,075
     10,000  Air Canada "A" Pass-Through Trust (b)                 3.60             9/15/2028               9,663
      5,244  Air Canada "B" Pass-Through Trust (b)                 5.38            11/15/2022               5,382
     18,935  British Airways Pass-Through Trust (b)                4.63            12/20/2025              20,000
      9,772  Turkish Airlines "A" Pass-Through Trust (b)           4.20             9/15/2028               9,466
      3,400  Virgin Australia Trust (b)                            6.00             4/23/2022               3,464
      7,348  Virgin Australia Trust (b)                            5.00             4/23/2025               7,614
                                                                                                       ----------
                                                                                                           79,664
                                                                                                       ----------
             AIRPORT SERVICES (0.4%)
     10,000  Heathrow Funding Ltd. (b)                             4.88             7/15/2023              10,989
     15,000  Sydney Airport Finance Co. Proprietary Ltd. (b)       3.90             3/22/2023              15,088
                                                                                                       ----------
                                                                                                           26,077
                                                                                                       ----------
             DIVERSIFIED SUPPORT SERVICES (0.1%)
      5,500  Brambles USA, Inc. (b)                                4.13            10/23/2025               5,522
                                                                                                       ----------
             INDUSTRIAL CONGLOMERATES (0.9%)
     10,000  Hutchison Whampoa International Ltd. (b)              2.00            11/08/2017              10,057
      5,000  Hutchison Whampoa International Ltd. (b)              4.63             1/13/2022               5,415
     10,000  Hutchison Whampoa International Ltd. (b)              3.63            10/31/2024              10,089
     20,000  Siemens Financieringsmaatschappij N.V. (b)            3.25             5/27/2025              20,242
      7,000  Smiths Group plc (b)                                  3.63            10/12/2022               6,852
                                                                                                       ----------
                                                                                                           52,655
                                                                                                       ----------
             TRADING COMPANIES & DISTRIBUTORS (0.1%)
      7,000  Aercap Ireland Cap Ltd.                               4.63             7/01/2022               7,166
                                                                                                       ----------
             Total Industrials                                                                            175,797
                                                                                                       ----------
             INFORMATION TECHNOLOGY (0.2%)
             -----------------------------
             ELECTRONIC MANUFACTURING SERVICES (0.2%)
     10,000  Tyco Electronics Group S.A.                           0.52 (f)        1/29/2016               10,000
                                                                                                       ----------
             MATERIALS (2.1%)
             ----------------
             COMMODITY CHEMICALS (0.2%)
     10,000  Braskem Finance Ltd.                                  6.45             2/03/2024               9,050
                                                                                                       ----------
             CONSTRUCTION MATERIALS (0.2%)
     10,000  Holcim US Finance Sarl & Cie SCS (b)                  6.00            12/30/2019              11,232
                                                                                                       ----------
             DIVERSIFIED METALS & MINING (0.5%)
      5,000  Anglo American Capital plc (b)                        2.63             9/27/2017               4,752
     10,000  Anglo American Capital plc (b)                        4.88             5/14/2025               8,033
     10,000  Glencore Funding, LLC (b)                             2.50             1/15/2019               8,550
      5,000  Glencore Funding, LLC (b)                             4.13             5/30/2023               4,044

================================================================================

13  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                           COUPON                                     VALUE
(000)(j)     SECURITY                                              RATE              MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
$     5,000  Rio Tinto Finance (USA) Ltd.                          9.00%            5/01/2019          $    6,076
                                                                                                       ----------
                                                                                                           31,455
                                                                                                       ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     10,000  Potash Corp. of Saskatchewan, Inc.                    3.00             4/01/2025               9,398
      2,000  Yara International ASA (b)                            7.88             6/11/2019               2,323
                                                                                                       ----------
                                                                                                           11,721
                                                                                                       ----------
             GOLD (0.6%)
     10,000  Barrick North America Finance, LLC                    6.80             9/15/2018              10,967
     20,000  Goldcorp, Inc.                                        3.70             3/15/2023              19,229
     10,000  Kinross Gold Corp.                                    5.95             3/15/2024               8,224
                                                                                                       ----------
                                                                                                           38,420
                                                                                                       ----------
             PRECIOUS METALS & MINERALS (0.2%)
     10,000  Fresnillo plc (b)                                     5.50            11/13/2023              10,550
                                                                                                       ----------
             STEEL (0.2%)
     10,000  ArcelorMittal                                         7.00             2/25/2022               9,525
      5,000  Vale Overseas Ltd.                                    4.38             1/11/2022               4,573
                                                                                                       ----------
                                                                                                           14,098
                                                                                                       ----------
             Total Materials                                                                              126,526
                                                                                                       ----------
             UTILITIES (0.7%)
             ----------------
             ELECTRIC UTILITIES (0.5%)
     30,000  Electricite De France S.A. (b)                        5.25                     -(g)           29,962
                                                                                                       ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
     10,200  Transalta Corp.                                       6.65             5/15/2018              10,804
                                                                                                       ----------
             Total Utilities                                                                               40,766
                                                                                                       ----------
             Total Eurodollar and Yankee Obligations (cost: $904,268)                                     913,185
                                                                                                       ----------
             FOREIGN GOVERNMENT OBLIGATIONS (0.5%)
CAD  15,000  Province of Alberta                                   2.55            12/15/2022              11,900
CAD  20,000  Province of Ontario                                   2.85             6/02/2023              16,062
                                                                                                       ----------
             Total Foreign Government Obligations (cost: $34,604)                                          27,962
                                                                                                       ----------
             ASSET-BACKED SECURITIES (3.2%)

             FINANCIALS (2.8%)
             -----------------
             ASSET-BACKED FINANCING (2.8%)
      1,514  Access Group, Inc.                                    0.58 (f)         4/25/2029               1,498
      1,323  ACS Pass-Through Trust (b)                            0.50 (f)         6/14/2037               1,281
     10,000  AESOP Funding II, LLC (b)                             3.41            11/20/2017              10,204
      2,779  ARL First, LLC (b)                                    1.95 (f)        12/15/2042               2,798
      1,891  Arran Residential Mortgages Funding plc (b)           1.78 (f)        11/19/2047               1,895
     10,000  Babson CLO Ltd. (b)                                   1.71 (f)        10/17/2026               9,916
      7,700  CIT Education Loan Trust (b)                          0.63 (f)         6/25/2042               6,330
      8,500  CIT Equipment Collateral (b)                          2.15             2/20/2020               8,558
      5,000  Citibank Credit Card Issuance Trust                   5.10            11/20/2017               5,012
      2,000  Citibank Credit Card Issuance Trust                   5.35             2/07/2020               2,185
      5,000  Credit Acceptance Auto Loan Trust (b)                 2.29             4/15/2022               5,002
      3,000  Credit Acceptance Auto Loan Trust (b)                 3.30             7/17/2023               2,979
      5,000  Drive Auto Receivables Trust "B" (b)                  2.28             6/17/2019               5,010
      7,500  Dryden Senior Loan Fund (b)                           1.82 (f)         4/15/2027               7,463
      7,000  Element Rail Leasing I, LLC (b)                       3.67             4/19/2044               7,098
     10,000  Exeter Automobile Receivables Trust (b)               2.42             1/15/2019              10,014
      5,000  Exeter Automobile Receivables Trust (b)               2.17             5/15/2019               4,964
      4,413  First Investors Auto Owner Trust (b)                  0.86             8/15/2018               4,410
      5,000  Loomis Sayles Ltd. (b)                                1.96 (f)        10/15/2027               4,960

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                           COUPON                                     VALUE
(000)        SECURITY                                              RATE              MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
$    20,000  Louisiana Environmental Facilities and
                 Community Dev.                                    3.24%            8/01/2028          $   20,708
     10,000  MMAF Equipment Finance, LLC (b)                       2.49             2/19/2036              10,129
      5,000  SBA Tower Trust (b)                                   2.90            10/15/2044               4,984
      2,797  SLM Student Loan Trust                                0.87 (f)        10/25/2038               2,456
      7,332  SLM Student Loan Trust                                0.55 (f)         1/25/2041               5,852
      3,750  TCF Auto Receivables Owner Trust (b)                  2.89             7/15/2021               3,770
     10,000  Trip Rail Master Funding, LLC (b)                     4.09             4/15/2044              10,252
      4,725  Westlake Automobile Receivables Trust (b)             2.24             4/15/2020               4,708
      2,000  Westlake Automobile Receivables Trust (b)             2.45             1/15/2021               1,982
                                                                                                       ----------
                                                                                                          166,418
                                                                                                       ----------
             Total Financials                                                                             166,418
                                                                                                       ----------
             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     10,000  Crown Castle Towers, LLC (b)                          3.22             5/15/2042               9,843
                                                                                                       ----------
             UTILITIES (0.2%)
             ----------------
             ELECTRIC UTILITIES (0.2%)
     15,000  Hawaii Dept. of Business Economic Dev. & Tourism      3.24             1/01/2031              15,148
                                                                                                       ----------
             Total Asset-Backed Securities (cost: $190,226)                                               191,409
                                                                                                       ----------
             COMMERCIAL MORTGAGE SECURITIES (7.1%)

             FINANCIALS (7.1%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (6.1%)
      1,271  Banc of America Commercial Mortgage, Inc.             5.34            11/10/2042               1,270
      1,329  Banc of America Commercial Mortgage, Inc. (b)         4.94             7/10/2043               1,338
      5,000  Banc of America Commercial Mortgage, Inc.             5.84             7/10/2044               5,078
      1,250  Banc of America Commercial Mortgage, Inc.             5.22            10/10/2045               1,252
        764  Bear Stearns Commercial Mortgage Securities, Inc.     4.99             9/11/2042                 766
      8,765  CD Commercial Mortgage Trust                          5.26             7/15/2044               8,760
     10,000  Citigroup Commercial Mortgage Trust                   3.36             7/10/2047              10,266
      2,500  Citigroup Commercial Mortgage Trust                   3.62             7/10/2047               2,607
      4,000  Citigroup Commercial Mortgage Trust                   3.86             7/10/2047               4,183
     23,957  Citigroup Commercial Mortgage Trust                   5.79             3/15/2049              24,312
      8,600  Commercial Mortgage Trust                             3.25            10/15/2045               8,765
      5,925  Commercial Mortgage Trust (b)                         3.42            10/15/2045               6,103
      6,000  Commercial Mortgage Trust                             2.77            12/10/2045               6,017
      4,000  Commercial Mortgage Trust                             3.61             6/10/2046               4,199
     10,000  Commercial Mortgage Trust                             5.35            12/10/2046              10,321
      7,500  Commercial Mortgage Trust                             4.08             8/10/2047               7,887
      3,000  Credit Suisse Commercial Mortgage Trust               5.47             2/15/2039               3,014
      8,000  FHLMC Multifamily Structured Pass-Through
                 Certificates                                      3.01             7/25/2025               8,181
     10,000  GE Capital Commercial Mortgage Corp.                  5.61            12/10/2049              10,372
      7,000  GMAC Commercial Mortgage Securities, Inc.             5.29            11/10/2045               7,008
      6,000  GS Mortgage Securities Corp. II                       3.21             5/10/2045               6,222
      5,000  GS Mortgage Securities Corp. II                       3.38             5/10/2045               5,232
     10,000  GS Mortgage Securities Trust                          5.52             4/10/2038              10,029
     13,500  GS Mortgage Securities Trust                          5.55             4/10/2038              13,532
      5,000  GS Mortgage Securities Trust                          3.28             2/10/2046               5,024
      5,000  GS Mortgage Securities Trust (b)                      3.68             2/10/2046               5,041
      5,000  GS Mortgage Securities Trust                          4.24             8/10/2046               5,468
      6,000  GS Mortgage Securities Trust                          3.76             7/10/2048               6,292
      1,362  J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                  4.84             7/15/2042               1,361
        960  J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                  5.04            10/15/2042                 960

================================================================================

15  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                           COUPON                                     VALUE
(000)        SECURITY                                              RATE              MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
$     2,531  J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                  5.81%            6/12/2043          $    2,559
     15,000  J.P. Morgan Chase Commercial Mortgage
                 Securities Corp. (b)                              5.54            11/15/2043              16,285
      5,697  J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                  4.82             5/15/2045               6,165
      5,000  J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                  5.48             5/15/2045               5,113
     10,000  J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                  4.27             6/15/2045              10,814
     10,000  J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                  5.37             5/15/2047              10,238
      9,000  J.P. Morgan Chase Commercial Mortgage
                 Securities Trust                                  4.44             2/15/2047               9,730
      5,000  LB-UBS Commercial Mortgage Trust                      5.38            11/15/2038               5,152
      1,072  LB-UBS Commercial Mortgage Trust                      5.32            11/15/2040               1,073
      7,000  Morgan Stanley Capital I Trust                        4.03             5/15/2048               7,297
      8,499  Morgan Stanley Capital I, Inc.                        5.37            12/15/2043               8,790
      2,750  Morgan Stanley Capital I, Inc. (b)                    5.20             6/15/2044               3,053
      3,000  Morgan Stanley Capital I, Inc.                        3.77             3/15/2045               3,150
      5,000  Timberstar Trust (b)                                  5.88            10/15/2036               5,142
      9,375  UBS Commercial Mortgage Trust                         4.17             5/10/2045               9,973
     15,000  UBS Commercial Mortgage Trust                         4.82             5/10/2045              16,130
      2,313  UBS-Barclays Commercial Mortgage Trust (b)            4.18             5/10/2063               2,472
      4,190  Wachovia Bank Commercial Mortgage Trust               5.57            10/15/2048               4,275
      1,500  WF-RBS Commercial Mortgage Trust (b)                  5.26             6/15/2044               1,658
      5,000  WF-RBS Commercial Mortgage Trust                      3.35             5/15/2045               5,067
     10,000  WF-RBS Commercial Mortgage Trust                      4.09             6/15/2045              10,682
      5,000  WF-RBS Commercial Mortgage Trust                      3.24            12/15/2045               5,064
     20,000  WF-RBS Commercial Mortgage Trust                      3.65            12/15/2046              21,024
                                                                                                       ----------
                                                                                                          361,766
                                                                                                       ----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.0%)
     45,317  Commercial Mortgage Pass-Through
                 Certificates, acquired 5/22/2012; cost $6,281(h)  2.08             5/15/2045               4,107
     71,434  Commercial Mortgage Trust, acquired
                 11/06/2012; cost $9,576(h)                        1.94            10/15/2045               6,436
     71,142  Freddie Mac (+)                                       1.57            10/25/2018               2,890
     68,736  Freddie Mac (+)                                       1.53             3/25/2019               3,057
     60,852  Freddie Mac (+)                                       1.43             1/25/2022               4,252
     96,290  Freddie Mac (+)                                       1.46             5/25/2022               7,435
     73,451  Freddie Mac (+)                                       1.50             6/25/2022               5,900
     71,288  Freddie Mac (+)                                       0.89            10/25/2022               3,587
     97,436  Freddie Mac (+)                                       1.04            11/25/2022               5,744
     38,693  GS Mortgage Securities Corp. II, acquired
                 5/18/2012; cost $5,912(h)                         2.53             5/10/2045               3,623
    190,667  GS Mortgage Securities Trust X1, acquired
                 6/27/2013; cost $4,998(b),(h)                     0.21             5/03/2032               4,319
     60,712  UBS Commercial Mortgage Trust, acquired
                 9/26/2012; cost $9,353(b),(h)                     2.24             5/10/2045               6,190
     34,280  WF Commercial Mortgage Trust, acquired
                 9/21/2012; cost $4,755(b),(h)                     2.07            10/15/2045               3,130
                                                                                                       ----------
                                                                                                           60,670
                                                                                                       ----------
             Total Financials                                                                             422,436
                                                                                                       ----------
             Total Commercial Mortgage Securities (cost: $410,524)                                        422,436
                                                                                                       ----------
             U.S. GOVERNMENT AGENCY ISSUES (2.0%)(k)

             MORTGAGE-BACKED PASS-THROUGH SECURITIES (1.3%)
     14,081  Fannie Mae (+)                                        2.50             2/01/2028              14,453
      2,789  Fannie Mae (+)                                        5.00             6/01/2033               3,089
        764  Fannie Mae (+)                                        5.50             7/01/2021                 824

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                           COUPON                                     VALUE
(000)        SECURITY                                              RATE              MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
$     2,747  Fannie Mae (+)                                        5.50%            9/01/2035          $    3,124
      1,458  Fannie Mae (+)                                        5.50            10/01/2035               1,646
        391  Fannie Mae (+)                                        5.50             1/01/2036                 438
      1,636  Fannie Mae (+)                                        5.50             4/01/2036               1,841
      1,719  Fannie Mae (+)                                        5.50             2/01/2037               1,926
      1,631  Fannie Mae (+)                                        5.50             3/01/2037               1,839
        880  Fannie Mae (+)                                        5.50            11/01/2037                 986
      2,455  Fannie Mae (+)                                        5.50             5/01/2038               2,755
      1,735  Fannie Mae (+)                                        6.00             5/01/2036               1,970
      1,319  Fannie Mae (+)                                        6.00             6/01/2036               1,506
      1,459  Fannie Mae (+)                                        6.00             8/01/2037               1,653
        379  Fannie Mae (+)                                        6.50             4/01/2031                 433
          6  Fannie Mae (+)                                        6.50             7/01/2031                   7
        653  Fannie Mae (+)                                        6.50             3/01/2032                 760
         19  Fannie Mae (+)                                        7.00            10/01/2022                  20
          9  Fannie Mae (+)                                        7.00             3/01/2023                   9
         34  Fannie Mae (+)                                        7.00             4/01/2023                  35
     14,964  Freddie Mac (+)                                       3.50             5/01/2042              15,605
        498  Freddie Mac (+)                                       5.00             6/01/2020                 521
      1,148  Freddie Mac (+)                                       5.00             1/01/2021               1,220
      1,458  Freddie Mac (+)                                       5.50            11/01/2020               1,574
        392  Freddie Mac (+)                                       5.50            12/01/2020                 420
      1,239  Freddie Mac (+)                                       5.50            12/01/2035               1,398
      1,077  Freddie Mac (+)                                       5.50             4/01/2036               1,198
      4,388  Government National Mortgage Assn. I                  5.00             8/15/2033               4,932
        104  Government National Mortgage Assn. I                  6.00             8/15/2028                 117
         69  Government National Mortgage Assn. I                  6.00             9/15/2028                  78
        294  Government National Mortgage Assn. I                  6.00             9/15/2028                 338
      1,984  Government National Mortgage Assn. I                  6.00             9/15/2028               2,303
        316  Government National Mortgage Assn. I                  6.00            10/15/2028                 356
        148  Government National Mortgage Assn. I                  6.00             1/15/2029                 167
        251  Government National Mortgage Assn. I                  6.00             1/15/2029                 285
         37  Government National Mortgage Assn. I                  6.00             1/15/2029                  42
        330  Government National Mortgage Assn. I                  6.00             1/15/2033                 382
         16  Government National Mortgage Assn. I                  6.50             6/15/2023                  18
        188  Government National Mortgage Assn. I                  6.50             7/15/2023                 216
          8  Government National Mortgage Assn. I                  6.50             7/15/2023                  10
         40  Government National Mortgage Assn. I                  6.50             9/15/2023                  46
        182  Government National Mortgage Assn. I                  6.50            10/15/2023                 209
        180  Government National Mortgage Assn. I                  6.50            10/15/2023                 206
         26  Government National Mortgage Assn. I                  6.50            10/15/2023                  30
        286  Government National Mortgage Assn. I                  6.50            12/15/2023                 328
        162  Government National Mortgage Assn. I                  6.50            12/15/2023                 186
         68  Government National Mortgage Assn. I                  6.50             1/15/2024                  78
        119  Government National Mortgage Assn. I                  6.50             2/15/2024                 137
         70  Government National Mortgage Assn. I                  6.50             4/15/2026                  80
        335  Government National Mortgage Assn. I                  6.50             5/15/2028                 385
        571  Government National Mortgage Assn. I                  6.50            10/15/2031                 655
         28  Government National Mortgage Assn. I                  7.00             5/15/2023                  29
         28  Government National Mortgage Assn. I                  7.00             5/15/2023                  30
         54  Government National Mortgage Assn. I                  7.00             5/15/2023                  60
         44  Government National Mortgage Assn. I                  7.00             5/15/2023                  49
        132  Government National Mortgage Assn. I                  7.00             6/15/2023                 144
        106  Government National Mortgage Assn. I                  7.00             6/15/2023                 115
         32  Government National Mortgage Assn. I                  7.00             8/15/2023                  35
         60  Government National Mortgage Assn. I                  7.00             8/15/2023                  64
         95  Government National Mortgage Assn. I                  7.00             8/15/2023                 103
         16  Government National Mortgage Assn. I                  7.00             8/15/2023                  18
         74  Government National Mortgage Assn. I                  7.00             9/15/2023                  80
         28  Government National Mortgage Assn. I                  7.00             1/15/2026                  32
         28  Government National Mortgage Assn. I                  7.00             3/15/2026                  30
         13  Government National Mortgage Assn. I                  7.00             3/15/2026                  15
        238  Government National Mortgage Assn. I                  7.00            10/15/2027                 281
        391  Government National Mortgage Assn. I                  7.00             6/15/2029                 446
        178  Government National Mortgage Assn. I                  7.00             6/15/2029                 200

================================================================================

17  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                           COUPON                                     VALUE
(000)        SECURITY                                              RATE              MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
$        22  Government National Mortgage Assn. I                  7.00%            7/15/2029          $       22
        242  Government National Mortgage Assn. I                  7.00             8/15/2031                 269
        130  Government National Mortgage Assn. I                  7.00             7/15/2032                 153
        131  Government National Mortgage Assn. I                  7.50             7/15/2023                 143
        157  Government National Mortgage Assn. I                  7.50             6/15/2026                 177
        126  Government National Mortgage Assn. I                  7.50             6/15/2026                 142
        102  Government National Mortgage Assn. I                  7.50             7/15/2026                 114
        182  Government National Mortgage Assn. I                  7.50             5/15/2027                 208
        188  Government National Mortgage Assn. I                  7.50             2/15/2028                 223
        153  Government National Mortgage Assn. I                  7.50            12/15/2028                 186
        131  Government National Mortgage Assn. I                  7.50             8/15/2029                 156
        790  Government National Mortgage Assn. II                 5.50             4/20/2033                 893
        746  Government National Mortgage Assn. II                 6.00             8/20/2032                 856
        542  Government National Mortgage Assn. II                 6.00             9/20/2032                 619
        246  Government National Mortgage Assn. II                 6.50             8/20/2031                 291
                                                                                                       ----------
                                                                                                           79,017
                                                                                                       ----------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (0.5%)
     15,500  Freddie Mac (+)                                       3.51             4/25/2030              16,061
     17,000  Freddie Mac (+)                                       2.77             5/25/2025              16,929
                                                                                                       ----------
                                                                                                           32,990
                                                                                                       ----------
             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.2%)
      9,740  Totem Ocean Trailer Express, Inc., Title XI           6.37             4/15/2028              11,276
                                                                                                       ----------
             Total U.S. Government Agency Issues (cost: $115,372)                                         123,283
                                                                                                       ----------
             U.S. TREASURY SECURITIES (11.3%)

             BONDS (3.6%)
     30,000  3.88%, 8/15/2040                                                                              35,499
     20,000  4.25%, 11/15/2040                                                                             25,048
     40,000  2.75%, 8/15/2042                                                                              38,754
     10,000  2.75%, 11/15/2042                                                                              9,669
      5,000  3.38%, 5/15/2044                                                                               5,444
     40,000  3.00%, 11/15/2044                                                                             40,466
     70,000  2.50%, 2/15/2045                                                                              63,772
                                                                                                       ----------
                                                                                                          218,652
                                                                                                       ----------
             INFLATION-INDEXED NOTES (1.1%)
     56,898  2.38%, 1/15/2025                                                                              65,506
                                                                                                       ----------
             NOTES (6.6%)
     15,000  3.38%, 11/15/2019                                                                             16,185
     70,000  3.63%, 2/15/2020                                                                              76,397
     45,000  3.50%, 5/15/2020                                                                              48,954
     25,000  2.63%, 8/15/2020                                                                              26,260
     55,000  2.63%, 11/15/2020                                                                             57,767
     25,000  2.00%, 2/15/2022                                                                              25,309
     20,000  1.63%, 8/15/2022                                                                              19,685
     20,000  1.63%, 11/15/2022                                                                             19,645
     10,000  2.00%, 2/15/2023                                                                              10,058
      5,000  2.50%, 5/15/2024                                                                               5,169
     10,000  2.25%, 11/15/2024                                                                             10,109
     80,000  2.00%, 2/15/2025                                                                              79,087
                                                                                                       ----------
                                                                                                          394,625
                                                                                                       ----------
             Total U.S. Treasury Securities (cost: $653,667)                                              678,783
                                                                                                       ----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                           COUPON                                     VALUE
(000)        SECURITY                                              RATE              MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS (7.9%)

             AIRPORT/PORT (1.1%)
$     6,500  Chicago Midway Airport                                5.00%            1/01/2025          $    7,315
      8,000  Chicago Midway Airport                                5.00             1/01/2026               8,906
      5,000  Chicago O'Hare International Airport                  5.00             1/01/2021               5,720
     12,570  Dallas-Fort Worth International Airport Facilities    4.00            11/01/2021              13,777
      2,265  Dallas-Fort Worth International Airport Facilities    4.44            11/01/2021               2,486
      1,700  Port of Corpus Christi Auth.                          3.29            12/01/2023               1,735
      1,500  Port of Corpus Christi Auth.                          3.39            12/01/2024               1,527
      1,000  Port of Corpus Christi Auth.                          3.49            12/01/2025               1,018
      5,000  Port of Oakland                                       4.50             5/01/2030               5,373
     11,700  Port of Oakland                                       4.50             5/01/2032              12,466
      4,350  Port of Seattle                                       4.00             8/01/2016               4,469
                                                                                                       ----------
                                                                                                           64,792
                                                                                                       ----------
             APPROPRIATED DEBT (1.0%)
      5,600  Brevard County School Board                           1.70             7/01/2017               5,654
      4,955  Indiana Finance Auth.                                 4.36             7/15/2029               5,143
      4,260  Indiana Finance Auth.                                 4.53             7/15/2031               4,381
      3,250  Jacksonville                                          2.00            10/01/2019               3,285
      3,000  Jacksonville                                          2.37            10/01/2020               3,060
      5,000  Kannapolis                                            7.28             3/01/2027               5,434
     10,000  Kansas Dev. Finance Auth.                             4.73             4/15/2037               9,909
      2,000  McLennan County Public Facility                       3.90             6/01/2029               2,011
     10,000  Miami-Dade County School Board (INS)                  5.38             5/01/2031              11,563
        435  New Jersey EDA                                        5.18            11/01/2015                 435
      6,000  Palm Beach County School Board                        5.40             8/01/2025               6,892
        850  Placentia Yorba Linda USD                             5.40             8/01/2021                 924
                                                                                                       ----------
                                                                                                           58,691
                                                                                                       ----------
             CASINOS & GAMING (0.0%)
      6,491  Mashantucket (Western) Pequot Tribe (l)               7.35             7/01/2026                 584
                                                                                                       ----------
             COMMUNITY SERVICE (0.0%)
      2,750  Art Institute of Chicago                              3.23             3/01/2022               2,854
                                                                                                       ----------
             EDUCATION (0.7%)
      2,000  Austin Texas Community College District Public Auth.  6.91             8/01/2035               2,569
      5,000  El Paso County                                        4.47            10/01/2035               5,089
      9,520  Indiana State                                         2.13             7/15/2019               9,708
      5,000  New Jersey EDA                                        2.42             6/15/2018               4,960
     14,310  New Jersey EDA                                        4.45             6/15/2020              14,328
      2,700  New Jersey EDA                                        5.25             9/01/2022               2,914
      1,625  State Public School Building Auth.                    2.84            12/01/2019               1,701
      1,300  State Public School Building Auth.                    4.08            12/01/2023               1,456
      2,000  Torrance USD                                          5.52             8/01/2021               2,298
                                                                                                       ----------
                                                                                                           45,023
                                                                                                       ----------
             ELECTRIC UTILITIES (0.2%)
      5,000  Appling County Dev. Auth                              2.40             1/01/2038(m)            5,117
      5,000  Ohio Water Dev. Auth.                                 4.00            12/01/2033(m)            5,141
                                                                                                       ----------
                                                                                                           10,258
                                                                                                       ----------
             ELECTRIC/GAS UTILITIES (0.8%)
     10,000  Cleveland Public Power                                5.50            11/15/2038              10,243
      2,000  Jackson Energy Auth.                                  2.90             4/01/2022               1,984

================================================================================

19  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                           COUPON                                     VALUE
(000)        SECURITY                                              RATE              MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
$     2,745  Jackson Energy Auth.                                  3.05%            4/01/2023          $    2,718
      3,915  Jackson Energy Auth.                                  3.20             4/01/2024               3,869
     10,000  Long Island Power Auth.                               5.25             5/01/2022              10,985
      2,500  Long Island Power Auth.                               3.98             9/01/2025               2,579
      2,500  Long Island Power Auth.                               4.13             9/01/2026               2,619
      6,325  Pedernales Electric Cooperative, Inc. (b)             5.95            11/15/2022               7,041
      4,465  Piedmont Municipal Power Agency                       4.34             1/01/2017               4,580
                                                                                                       ----------
                                                                                                           46,618
                                                                                                       ----------
             ESCROWED BONDS (0.1%)
      7,300  EDA (PRE)                                             5.25             9/01/2022               8,720
                                                                                                       ----------
             GENERAL OBLIGATION (1.0%)
      1,250  City and County of Honolulu                           2.51            11/01/2022               1,282
      5,000  City and County of Honolulu                           2.51            11/01/2022               4,990
        900  City and County of Honolulu                           2.81            11/01/2023                 899
        730  City and County of Honolulu                           2.91            11/01/2024                 726
        680  City and County of Honolulu                           3.06            11/01/2025                 681
        775  City and County of Honolulu                           3.16            11/01/2026                 779
        625  City and County of Honolulu                           3.26            11/01/2027                 633
        690  City and County of Honolulu                           3.36            11/01/2028                 699
      1,250  Las Virgenes USD                                      5.54             8/01/2025               1,457
      2,200  Marin County (INS)                                    4.89             8/01/2016               2,256
      4,250  Riverside Community College District                  3.49             8/01/2023               4,441
      3,000  Riverside Community College District                  3.61             8/01/2024               3,107
      1,800  State of Mississippi                                  2.83            12/01/2024               1,807
      2,000  State of Mississippi                                  3.03            12/01/2025               2,005
     10,000  State of Mississippi                                  3.73            10/01/2032               9,710
     10,000  State of Washington                                   5.25             2/01/2036              11,617
      3,845  Town of Hamden                                        4.93             8/15/2030               3,729
     10,000  Town of Stratford                                     5.75             8/15/2030              11,434
                                                                                                       ----------
                                                                                                           62,252
                                                                                                       ----------
             HOSPITAL (0.7%)
      7,000  Baylor Scott & White Holdings                         3.10            11/15/2025               6,830
     10,000  Community Hospitals of Indiana                        4.24             5/01/2025              10,311
     15,000  Mercy Healthcare System                               3.38            11/01/2025              14,732
     10,000  Rochester Health Care Facilities                      4.50            11/15/2038(m)           11,614
                                                                                                       ----------
                                                                                                           43,487
                                                                                                       ----------
             MULTI-UTILITIES (0.1%)
      5,000  New York Energy Research and Dev. Auth.               2.38             7/01/2026(m)            5,039
                                                                                                       ----------
             MUNICIPAL FINANCE (0.2%)
     10,000  Pennsylvania State IDA (b)                            3.56             7/01/2024               9,892
                                                                                                       ----------
             REAL ESTATE TAX/FEE (0.4%)
      5,000  Industry Public Facilities Auth. (INS)                3.47             1/01/2021               5,136
      5,000  Industry Public Facilities Auth. (INS)                3.82             1/01/2022               5,158
      5,250  San Marcos Redevelopment Agency                       4.02            10/01/2025               5,365
      6,500  San Marcos Redevelopment Agency                       4.47            10/01/2029               6,650
      2,590  Vista Redevelopment Agency                            4.13             9/01/2030               2,469
                                                                                                       ----------
                                                                                                           24,778
                                                                                                       ----------
             SALES TAX (0.1%)
      3,500  Arizona School Facilities Board                       2.38             9/01/2019               3,533
                                                                                                       ----------
             SEMICONDUCTORS (0.0%)
      1,250  Sandoval County                                       2.32             6/01/2019               1,261

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                           COUPON                                     VALUE
(000)        SECURITY                                              RATE              MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
$     1,000  Sandoval County                                       2.72%            6/01/2020          $    1,018
                                                                                                       ----------
                                                                                                            2,279
                                                                                                       ----------
             SPECIAL ASSESSMENT/TAX/FEE (0.9%)
      9,000  Colony Local Dev. Corp. (INS)                         4.38            10/01/2033               8,846
      5,000  Maine Municipal Bond Bank                             4.25             6/01/2023               5,296
      5,000  New Jersey Transportation Trust Fund Auth.            1.76            12/15/2018               4,896
      3,320  New Jersey Transportation Trust Fund Auth.            5.50            12/15/2022               3,702
      5,000  New York City Transitional Finance Auth.              5.00             2/01/2035               5,774
      7,000  New York MTA (ETM)                                    1.47             7/01/2018               7,057
     10,000  South Carolina Public Service Auth.                   4.77            12/01/2045              10,222
      5,000  Transportation Trust Fund Auth. (INS)                 5.25            12/15/2022               5,537
                                                                                                       ----------
                                                                                                           51,330
                                                                                                       ----------
             TOLL ROADS (0.1%)
      2,185  New Jersey Turnpike Auth. (INS)                       4.25             1/01/2016               2,198
      3,000  North Texas Tollway Auth.                             5.00             9/01/2031               3,472
                                                                                                       ----------
                                                                                                            5,670
                                                                                                       ----------
             WATER/SEWER UTILITY (0.5%)
      6,500  Chicago Wastewater Transmission                       5.84             1/01/2035               6,723
      5,000  Houston Utility System                                5.00            11/15/2033               5,735
     10,825  New York Municipal Water Finance Auth.                5.25             6/15/2040              12,208
      2,500  Tohopekaliga Water Auth.                              5.25            10/01/2036               2,904
                                                                                                       ----------
                                                                                                           27,570
                                                                                                       ----------
             Total Municipal Bonds (cost: $453,287)                                                       473,370
                                                                                                       ----------

NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (3.4%)

             COMMON STOCKS (1.6%)

             CONSUMER STAPLES (0.1%)
             -----------------------
             HOUSEHOLD PRODUCTS (0.1%)
     40,000  Kimberly-Clark Corp.                                                                           4,788
                                                                                                       ----------
             ENERGY (0.1%)
             -------------
             INTEGRATED OIL & GAS (0.1%)
     41,780  Chevron Corp.                                                                                  3,797
     80,000  Royal Dutch Shell plc ADR "A"                                                                  4,197
                                                                                                       ----------
                                                                                                            7,994
                                                                                                       ----------
             Total Energy                                                                                   7,994
                                                                                                       ----------
             FINANCIALS (0.7%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
    202,000  Prospect Capital Corp.                                                                         1,481
                                                                                                       ----------
             DIVERSIFIED BANKS (0.1%)
     50,000  Bank of Montreal                                                                               2,905
     50,000  Canadian Imperial Bank of Commerce                                                             3,827
                                                                                                       ----------
                                                                                                            6,732
                                                                                                       ----------
             REGIONAL BANKS (0.3%)
    303,836  KeyCorp                                                                                        3,774

================================================================================

21  | USAA Income Fund

================================================================================

                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
    400,000  People's United Financial, Inc.                                                           $    6,380
    612,414  Regions Financial Corp.                                                                        5,726
                                                                                                       ----------
                                                                                                           15,880
                                                                                                       ----------
             REITs - MORTGAGE (0.3%)
     89,000  American Capital Agency Corp.                                                                  1,587
    270,000  Annaly Capital Management, Inc.                                                                2,686
    160,000  Hatteras Financial Corp.                                                                       2,290
    544,700  MFA Financial, Inc.                                                                            3,769
    412,400  Two Harbors Investment Corp.                                                                   3,489
                                                                                                       ----------
                                                                                                           13,821
                                                                                                       ----------
             Total Financials                                                                              37,914
                                                                                                       ----------
             HEALTH CARE (0.1%)
             ------------------
             PHARMACEUTICALS (0.1%)
    119,300  Merck & Co., Inc.                                                                              6,521
                                                                                                       ----------
             INDUSTRIALS (0.1%)
             ------------------
             INDUSTRIAL CONGLOMERATES (0.1%)
    150,000  General Electric Co.                                                                           4,338
                                                                                                       ----------
             INFORMATION TECHNOLOGY (0.1%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.0%)
     37,000  QUALCOMM, Inc.                                                                                 2,199
                                                                                                       ----------
             SEMICONDUCTORS (0.1%)
    125,000  Intel Corp.                                                                                    4,232
                                                                                                       ----------
             Total Information Technology                                                                   6,431
                                                                                                       ----------
             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    128,050  AT&T, Inc.                                                                                     4,291
     21,000  Verizon Communications, Inc.                                                                     984
                                                                                                       ----------
                                                                                                            5,275
                                                                                                       ----------
             Total Telecommunication Services                                                               5,275
                                                                                                       ----------
             UTILITIES (0.3%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
    152,000  Southern Co.                                                                                   6,855
                                                                                                       ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    325,000  AES Corp.                                                                                      3,559
                                                                                                       ----------
             MULTI-UTILITIES (0.1%)
    200,000  CMS Energy Corp.                                                                               7,214
     15,200  Dominion Resources, Inc.                                                                       1,086
                                                                                                       ----------
                                                                                                            8,300
                                                                                                       ----------
             Total Utilities                                                                               18,714
                                                                                                       ----------
             Total Common Stocks (cost: $83,098)                                                           91,975
                                                                                                       ----------

             PREFERRED STOCKS (1.8%)

             CONSUMER STAPLES (0.4%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.4%)
    200,000  CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                                   5,768

================================================================================

                                                  Portfolio of Investments |  22

================================================================================

PRINCIPAL
AMOUNT                                                                                                     MARKET
$(000)/                                                                                                     VALUE
SHARES       SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
    172,520  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)                $   18,443
                                                                                                       ----------
                                                                                                           24,211
                                                                                                       ----------
             Total Consumer Staples                                                                        24,211
                                                                                                       ----------
             FINANCIALS (1.2%)
             -----------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
     80,000  Citigroup Capital XIII, 7.88%                                                                  2,037
                                                                                                       ----------
             PROPERTY & CASUALTY INSURANCE (0.1%)
$     5,000  Catlin Insurance Co. Ltd., 7.25%, perpetual(b)                                                 4,300
                                                                                                       ----------
             REGIONAL BANKS (0.2%)
     10,800  M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                                       11,148
                                                                                                       ----------
             REITs - INDUSTRIAL (0.4%)
    344,500  ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual                             22,231
                                                                                                       ----------
             REITs - OFFICE (0.1%)
    200,000  Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual                         5,125
                                                                                                       ----------
             REITs - RESIDENTIAL (0.4%)
    142,500  Equity Residential Properties Trust, depositary shares, Series K, 8.29%,
                 cumulative redeemable, perpetual                                                           9,111
    250,000  Post Properties, Inc., Series A, 8.50%, cumulative redeemable, perpetual(n)                   16,446
                                                                                                       ----------
                                                                                                           25,557
                                                                                                       ----------
             Total Financials                                                                              70,398
                                                                                                       ----------
             INDUSTRIALS (0.1%)
             ------------------
             OFFICE SERVICES & SUPPLIES (0.1%)
      3,000  Pitney Bowes International Holdings, Series F, 6.13%, cumulative
                 redeemable, perpetual(b),(n)                                                               3,183
                                                                                                       ----------
             UTILITIES (0.1%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
    200,000  Entergy Texas, Inc., 5.63%                                                                     5,256
     50,000  Southern California Edison, Series D, 6.50%, cumulative redeemable, perpetual                  5,208
                                                                                                       ----------
                                                                                                           10,464
                                                                                                       ----------
             Total Utilities                                                                               10,464
                                                                                                       ----------
             Total Preferred Stocks (cost: $92,580)                                                       108,256
                                                                                                       ----------
             Total Equity Securities (cost: $175,678)                                                     200,231
                                                                                                       ----------

PRINCIPAL
AMOUNT                                                           COUPON
(000)                                                              RATE              MATURITY
-----------------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (0.3%)

             COMMERCIAL PAPER (0.1%)

             FINANCIALS (0.1%)
             -----------------
             ASSET-BACKED FINANCING (0.1%)
$     5,903  Hannover Funding Co., LLC (b),(p)                     0.27%           11/05/2015               5,903
                                                                                                       ----------

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23  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                           COUPON                                     VALUE
(000)        SECURITY                                              RATE              MATURITY               (000)
-----------------------------------------------------------------------------------------------------------------
             UTILITIES (0.0%)
             ----------------
             GAS UTILITIES (0.0%)
$     1,133  Atmos Energy Corp. (b),(p)                            0.33%           11/09/2015          $    1,133
                                                                                                       ----------
             Total Commercial Paper                                                                         7,036
                                                                                                       ----------
             VARIABLE-RATE DEMAND NOTES (0.1%)

             ENERGY (0.1%)
             -------------
             OIL & GAS REFINING & MARKETING (0.1%)
      5,000  Port of Port Arthur Navigation District               0.21            12/01/2039(m)            5,000
                                                                                                       ----------
             MATERIALS (0.0%)
             ----------------
             FOREST PRODUCTS (0.0%)
      4,000  Liberty County IDA (b)                                0.25            10/01/2028(m)            4,000
                                                                                                       ----------
             Total Variable-Rate Demand Notes                                                               9,000
                                                                                                       ----------

NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.1%)
  3,898,819  State Street Institutional Liquid Reserves Fund Premier Class, 0.15% (o)                       3,899
                                                                                                       ----------
             Total Money Market Instruments (cost: $19,935)                                                19,935
                                                                                                       ----------

             TOTAL INVESTMENTS (COST: $5,850,438)                                                      $5,946,494
                                                                                                       ==========

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------

                                          (LEVEL 1)       (LEVEL 2)         (LEVEL 3)
                                        QUOTED PRICES       OTHER          SIGNIFICANT
                                          IN ACTIVE      SIGNIFICANT       UNOBSERVABLE
                                           MARKETS       OBSERVABLE           INPUTS
                                        FOR IDENTICAL      INPUTS
ASSETS                                     ASSETS                                               TOTAL
-----------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                 $          --    $ 2,884,700       $     11,200   $ 2,895,900
  Eurodollar and Yankee Obligations                --        913,185                 --       913,185
  Foreign Government Obligations                   --         27,962                 --        27,962
  Asset-Backed Securities                          --        191,409                 --       191,409
  Commercial Mortgage Securities                   --        422,436                 --       422,436
  U.S. Government Agency Issues                    --        123,283                 --       123,283
  U.S. Treasury Securities                    678,783             --                 --       678,783
  Municipal Bonds                                  --        473,370                 --       473,370
Equity Securities:
  Common Stocks                                91,975             --                 --        91,975
  Preferred Stocks                                 --        108,256                 --       108,256
Money Market Instruments:
  Commercial Paper                                 --          7,036                 --         7,036
  Variable-Rate Demand Notes                       --          9,000                 --         9,000
  Money Market Funds                            3,899             --                 --         3,899
-----------------------------------------------------------------------------------------------------
Total                                   $     774,657    $ 5,160,637       $     11,200   $ 5,946,494
-----------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  24

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                      COMMERCIAL
                                                CORPORATE               MORTGAGE
                                              OBLIGATIONS             SECURITIES
--------------------------------------------------------------------------------
Balance as of July 31, 2015                       $11,200               $ 6,250
Purchases                                               -                      -
Sales                                                   -                      -
Transfers into Level 3                                  -                      -
Transfers out of Level 3                                -                (6,250)
Net realized gain (loss) on investments                 -                      -
Change in net unrealized appreciation/depreciation
  of investments                                        -                      -
--------------------------------------------------------------------------------
Balance as of October 31, 2015                    $11,200                $     -
--------------------------------------------------------------------------------

For the period of August 1, 2015, through October 31, 2015, commercial mortgage securities with a fair value of $6,250,000 were transferred from Level 3 to Level 2 as a result of these securities being priced during the period by the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

25  | USAA Income Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), and Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

26  | USAA Income Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuations procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

27  | USAA Income Fund

================================================================================

5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include preferred stocks, which are valued based on methods discussed in Note A3. Additionally, certain bonds, are valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

                                         Notes to Portfolio of Investments |  28

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are valued at the purchase price. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. As of October 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2015, were $233,291,000 and $137,235,000, respectively, resulting in net unrealized appreciation of $96,056,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $5,982,014,000 at October 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.6% of net assets at October 31, 2015.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are

================================================================================

29  | USAA Income Fund

================================================================================

divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. TREASURY INFLATION-INDEXED NOTES - Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
CAD        Canadian dollars
CLO        Collateralized Loan Obligation
EDA        Economic Development Authority
ETM        Escrowed to final maturity
IDA        Industrial Development Authority/Agency
MTA        Metropolitan Transportation Authority
PRE        Prerefunded to a date prior to maturity
REIT       Real estate investment trust

================================================================================

                                         Notes to Portfolio of Investments |  30

================================================================================

Title XI The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.
USD        Unified School District

CREDIT ENHANCEMENTS - Add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)      Principal and interest payments are insured by one of the following:
           AMBAC Assurance Corp., Berkshire Hathaway Assurance Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following Export-Import Bank of the United States.

SPECIFIC NOTES

(a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Security was fair valued at October 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $11,200,000, which represented 0.2% of the Fund's net assets.
(d) At October 31, 2015, the aggregate market value of securities purchased on a delayed-delivery basis was $16,491,000, which included when-issued securities of $2,002,000.
(e) The senior loan will settle after October 31, 2015, at which time the interest rate will be determined.

================================================================================

31  | USAA Income Fund

================================================================================

(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2015.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2015, was $27,805,000, which represented 0.5% of the Fund's net assets.
(i) At October 31, 2015, the issuer was in default with respect to interest and/or principal payments.
(j)     In U.S. dollars unless otherwise noted.
(k) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or
        FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(l) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(m) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(n) At October 31, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(o) Rate represents the money market fund annualized seven-day yield at October 31, 2015.

================================================================================

                                         Notes to Portfolio of Investments |  32

================================================================================

(p) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

33  | USAA Income Fund

[Logo OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2015

                                                                      (Form N-Q)

48457-1215                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
October 31, 2015 (unaudited)

                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (98.0%)

              COMMON STOCKS (96.9%)

              CONSUMER DISCRETIONARY (8.2%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.3%)
     16,040   Tesla Motors, Inc.*                                                               $      3,319
                                                                                                ------------
              CONSUMER ELECTRONICS (0.3%)
    109,800   Sony Corp.(a)                                                                            3,114
                                                                                                ------------
              INTERNET RETAIL (7.6%)
     68,130   Amazon.com, Inc.*                                                                       42,643
     84,625   Expedia, Inc.                                                                           11,534
     13,960   Priceline Group, Inc.*                                                                  20,301
                                                                                                ------------
                                                                                                      74,478
                                                                                                ------------
              Total Consumer Discretionary                                                            80,911
                                                                                                ------------
              CONSUMER STAPLES (0.6%)
              -----------------------
              DRUG RETAIL (0.6%)
     23,940   CVS Health Corp.                                                                         2,365
    164,620   Rite Aid Corp.*                                                                          1,297
     20,743   Walgreens Boots Alliance, Inc.                                                           1,757
                                                                                                ------------
                                                                                                       5,419
                                                                                                ------------
              Total Consumer Staples                                                                   5,419
                                                                                                ------------
              HEALTH CARE (24.3%)
              -------------------
              BIOTECHNOLOGY (6.1%)
    105,090   Achillion Pharmaceuticals, Inc.*                                                           822
     18,550   Acorda Therapeutics, Inc.*                                                                 668
     85,770   Alkermes plc*                                                                            6,169
     26,700   Alnylam Pharmaceuticals, Inc.*                                                           2,295
     30,955   Anacor Pharmaceuticals, Inc.*                                                            3,480
    349,620   Arena Pharmaceuticals, Inc.*                                                               661
     15,286   Baxalta, Inc.                                                                              527
    115,116   BioCryst Pharmaceuticals, Inc.*                                                          1,035
      4,412   Biogen, Inc.*                                                                            1,282
     38,910   Cepheid*                                                                                 1,300
      1,800   Chiasma, Inc.*                                                                              41
     81,744   Dicerna Pharmaceuticals, Inc.*                                                             819
     43,030   Five Prime Therapeutics, Inc.*                                                           1,383
     61,292   Galapagos NV*                                                                            2,966
    105,510   Gilead Sciences, Inc.                                                                   11,409
     59,694   GlycoMimetics, Inc.*                                                                       393
     38,211   Incyte Corp.*                                                                            4,491
     24,030   Innate Pharma S.A.*(a)                                                                     346
     65,760   Ironwood Pharmaceuticals, Inc.*                                                            747
     22,750   Nivalis Therapeutics, Inc.*                                                                182
     78,530   Otonomy, Inc.*                                                                           1,699

================================================================================

1  | USAA Science & Technology Fund

================================================================================

                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
     31,370   Portola Pharmaceuticals, Inc.*                                                    $      1,493
     14,190   PTC Therapeutics, Inc.*                                                                    353
     14,361   Regeneron Pharmaceuticals, Inc.*                                                         8,005
     69,510   Regulus Therapeutics, Inc.*                                                                462
    134,530   Rigel Pharmaceuticals, Inc.*                                                               342
     11,916   Seattle Genetics, Inc.*                                                                    494
     29,520   T2 Biosystems, Inc.*                                                                       328
     53,088   TESARO, Inc.*                                                                            2,414
     67,070   Trevena, Inc.*                                                                             645
     23,972   Vertex Pharmaceuticals, Inc.*                                                            2,990
                                                                                                ------------
                                                                                                      60,241
                                                                                                ------------
              HEALTH CARE DISTRIBUTORS (1.0%)
     47,380   Cardinal Health, Inc.                                                                    3,894
     33,590   McKesson Corp.                                                                           6,006
                                                                                                ------------
                                                                                                       9,900
                                                                                                ------------
              HEALTH CARE EQUIPMENT (4.9%)
    128,860   Abbott Laboratories                                                                      5,773
     49,830   AtriCure, Inc.*                                                                            923
     99,896   Baxter International, Inc.                                                               3,735
     28,281   Becton, Dickinson & Co.                                                                  4,031
    322,960   Boston Scientific Corp.*                                                                 5,904
     24,120   ConforMIS, Inc.*                                                                           472
     37,810   EndoChoice Holdings, Inc.*                                                                 390
    100,351   Globus Medical, Inc. "A"*                                                                2,243
     15,050   HeartWare International, Inc.*                                                             650
     21,528   Invuity, Inc.*                                                                             289
     96,520   K2M Group Holdings, Inc.*                                                                1,761
    149,459   Medtronic plc                                                                           11,048
     64,057   St. Jude Medical, Inc.                                                                   4,087
     37,910   Stryker Corp.                                                                            3,625
     13,531   Teleflex, Inc.                                                                           1,800
    103,895   TriVascular Technologies, Inc.*                                                            702
      9,314   Zimmer Biomet Holdings, Inc.                                                               974
                                                                                                ------------
                                                                                                      48,407
                                                                                                ------------
              HEALTH CARE FACILITIES (0.8%)
     16,310   Acadia Healthcare Co., Inc.*                                                             1,002
     29,610   Al Noor Hospitals Group plc(a)                                                             536
     52,920   HCA Holdings, Inc.*                                                                      3,640
     34,825   NMC Health plc(a)                                                                          409
     14,330   Universal Health Services, Inc. "B"                                                      1,750
                                                                                                ------------
                                                                                                       7,337
                                                                                                ------------
              HEALTH CARE SERVICES (0.2%)
     61,390   Envision Healthcare Holdings, Inc.*                                                      1,731
     28,846   Teladoc, Inc.*                                                                             568
                                                                                                ------------
                                                                                                       2,299
                                                                                                ------------
              HEALTH CARE SUPPLIES (0.1%)
     15,057   DENTSPLY International, Inc.                                                               916
     33,160   Endologix, Inc.*                                                                           283
                                                                                                ------------
                                                                                                       1,199
                                                                                                ------------
              HEALTH CARE TECHNOLOGY (1.6%)
     68,105   Allscripts Healthcare Solutions, Inc.*                                                     958
     13,750   athenahealth, Inc.*                                                                      2,096
     43,576   Cerner Corp.*                                                                            2,889
     31,920   IMS Health Holdings, Inc.*                                                                 869
     37,059   Inovalon Holdings, Inc. "A"*                                                               854
    435,260   M3, Inc.(a)                                                                              8,370
                                                                                                ------------
                                                                                                      16,036
                                                                                                ------------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              LIFE SCIENCES TOOLS & SERVICES (1.2%)
     46,910   Agilent Technologies, Inc.                                                        $      1,771
     15,170   Illumina, Inc.*                                                                          2,174
      6,757   MorphoSys AG*(a)                                                                           418
     22,330   PRA Health Sciences, Inc.*                                                                 782
     14,720   Quintiles Transnational Holdings, Inc.*                                                    937
     34,010   Thermo Fisher Scientific, Inc.                                                           4,448
     29,170   WuXi PharmaTech Cayman, Inc. ADR*                                                        1,304
                                                                                                ------------
                                                                                                      11,834
                                                                                                ------------
              MANAGED HEALTH CARE (1.8%)
     49,210   Aetna, Inc.                                                                              5,648
     32,120   Qualicorp S.A.                                                                             135
     97,740   UnitedHealth Group, Inc.                                                                11,512
                                                                                                ------------
                                                                                                      17,295
                                                                                                ------------
              PHARMACEUTICALS (6.6%)
     73,411   Aerie Pharmaceuticals, Inc.*                                                             1,674
     37,170   Allergan plc*                                                                           11,466
      4,211   Almirall, S.A.(a)                                                                           81
    191,100   AstraZeneca plc ADR                                                                      6,094
    237,800   Bristol-Myers Squibb Co.                                                                15,683
     48,480   Daiichi Sankyo Co. Ltd.(a)                                                                 945
     27,900   Eisai Co. Ltd.(a)                                                                        1,736
     52,500   Eli Lilly and Co.                                                                        4,282
      1,400   Intersect ENT, Inc.*                                                                        27
     12,620   Johnson & Johnson                                                                        1,275
     56,055   Medicines Co.*                                                                           1,919
     48,340   MediWound Ltd.*                                                                            434
     57,670   Merck & Co., Inc.                                                                        3,152
    118,570   Mylan N.V.*                                                                              5,227
     50,100   MyoKardia, Inc.*                                                                           512
    103,350   Nabriva Therapeutics AG ADR*                                                             1,028
     34,630   Ocular Therapeutix, Inc.*                                                                  299
      8,110   Ono Pharmaceutical Co. Ltd.(a)                                                           1,105
    104,980   Shionogi & Co. Ltd.(a)                                                                   4,292
     89,668   Tetraphase Pharmaceuticals, Inc.*                                                          810
     24,594   UCB S.A.(a)                                                                              2,125
     85,057   XenoPort, Inc.*                                                                            520
                                                                                                ------------
                                                                                                      64,686
                                                                                                ------------
              Total Health Care                                                                      239,234
                                                                                                ------------
              INDUSTRIALS (2.1%)
              ------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
     70,280   Nidec Corp.(a)                                                                           5,281
                                                                                                ------------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.4%)
     72,350   WageWorks, Inc.*                                                                         3,474
                                                                                                ------------
              RESEARCH & CONSULTING SERVICES (1.2%)
     71,065   Equifax, Inc.                                                                            7,573
     97,720   Huron Consulting Group, Inc.*                                                            4,720
                                                                                                ------------
                                                                                                      12,293
                                                                                                ------------
              Total Industrials                                                                       21,048
                                                                                                ------------
              INFORMATION TECHNOLOGY (61.7%)
              ------------------------------
              APPLICATION SOFTWARE (0.3%)
     38,740   Adobe Systems, Inc.*                                                                     3,435
                                                                                                ------------
              COMMUNICATIONS EQUIPMENT (9.0%)
     55,355   Arista Networks, Inc.*                                                                   3,571
    426,835   CIENA Corp.*                                                                            10,304
  1,586,245   Cisco Systems, Inc.                                                                     45,763

================================================================================

3  | USAA Science & Technology Fund

================================================================================

                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
    441,215   QUALCOMM, Inc.                                                                    $     26,217
    215,700   Ruckus Wireless, Inc.*                                                                   2,433
                                                                                                ------------
                                                                                                      88,288
                                                                                                ------------
              DATA PROCESSING & OUTSOURCED SERVICES (11.2%)
     39,117   Alliance Data Systems Corp.*                                                            11,630
     94,206   Automatic Data Processing, Inc.                                                          8,195
     98,775   Cardtronics, Inc.*                                                                       3,408
    568,145   Genpact Ltd.*                                                                           14,079
    178,049   Heartland Payment Systems, Inc.                                                         13,176
     53,555   PayPal Holdings, Inc.*                                                                   1,928
     75,775   Vantiv, Inc. "A"*                                                                        3,800
    323,205   VeriFone Systems, Inc.*                                                                  9,741
    451,340   Visa, Inc. "A"                                                                          35,015
     84,287   WEX, Inc.*                                                                               7,578
    471,100   Worldpay Group plc*                                                                      2,026
                                                                                                ------------
                                                                                                     110,576
                                                                                                ------------
              ELECTRONIC COMPONENTS (3.3%)
    250,800   Alps Electric Co. Ltd.(a)                                                                7,723
     81,380   Largan Precision Co. Ltd.(a)                                                             6,286
     50,290   Murata Manufacturing Co. Ltd.(a)                                                         7,131
  3,121,630   Sunny Optical Technology Group Co. Ltd.(a)                                               7,242
     63,490   TDK Corp.(a)                                                                             4,027
                                                                                                ------------
                                                                                                      32,409
                                                                                                ------------
              HOME ENTERTAINMENT SOFTWARE (0.4%)
     24,100   Nintendo Co. Ltd.(a)                                                                     3,847
                                                                                                ------------
              INTERNET SOFTWARE & SERVICES (15.9%)
     64,750   Akamai Technologies, Inc.*                                                               3,938
     69,870   Alibaba Group Holding Ltd. ADR*                                                          5,857
    100,555   Alphabet, Inc. "A"*                                                                     74,148
     16,055   Alphabet, Inc. "C"*                                                                     11,412
    151,029   Dropbox, Inc., acquired 5/01/2012; cost $1,367*(a),(b),(c)                               2,279
     97,779   Everyday Health, Inc.*                                                                     919
    390,526   Facebook, Inc. "A"*                                                                     39,822
     89,635   Marketo, Inc.*                                                                           2,638
    356,665   Tencent Holdings Ltd.(a)                                                                 6,675
    237,539   Zillow Group, Inc.*                                                                      6,578
     77,507   Zillow Group, Inc. "A"*                                                                  2,388
                                                                                                ------------
                                                                                                     156,654
                                                                                                ------------
              IT CONSULTING & OTHER SERVICES (3.9%)
    156,406   Accenture plc "A"                                                                       16,767
    217,879   Cognizant Technology Solutions Corp. "A"*                                               14,840
    171,800   SCSK Corp.(a)                                                                            6,580
                                                                                                ------------
                                                                                                      38,187
                                                                                                ------------
              SEMICONDUCTOR EQUIPMENT (2.1%)
     43,300   Disco Corp.(a)                                                                           3,933
    121,545   Hermes Microvision, Inc.(a)                                                              4,633
     61,035   MKS Instruments, Inc.                                                                    2,151
    194,324   Siltronic AG*(a)                                                                         5,083
    523,300   Sumco Corp.(a)                                                                           5,252
                                                                                                ------------
                                                                                                      21,052
                                                                                                ------------
              SEMICONDUCTORS (5.1%)
     42,500   Avago Technologies Ltd.                                                                  5,233
    656,258   Intel Corp.                                                                             22,221
     48,350   Linear Technology Corp.                                                                  2,148
     34,305   Microchip Technology, Inc.                                                               1,657
    175,860   Micron Technology, Inc.*                                                                 2,912
     19,430   NXP Semiconductors N.V.*                                                                 1,522
    165,400   ON Semiconductor Corp.*                                                                  1,819
     28,220   Power Integrations, Inc.                                                                 1,428

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
     66,000   ROHM Co. Ltd.(a)                                                                  $      3,244
    194,130   SunEdison Semiconductor Ltd.*                                                            2,087
  1,397,655   Taiwan Semiconductor Manufacturing Co. Ltd.(a)                                           5,907
                                                                                                ------------
                                                                                                      50,178
                                                                                                ------------
              SYSTEMS SOFTWARE (7.3%)
     69,740   Fleetmatics Group plc*                                                                   3,882
  1,125,865   Microsoft Corp.                                                                         59,265
    105,175   ServiceNow, Inc.*                                                                        8,588
                                                                                                ------------
                                                                                                      71,735
                                                                                                ------------
              TECHNOLOGY DISTRIBUTORS (0.1%)
     21,940   Arrow Electronics, Inc.*                                                                 1,207
                                                                                                ------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (3.1%)
    126,350   Apple, Inc.                                                                             15,099
    178,200   FUJIFILM Holdings Corp.(a)                                                               7,083
    276,085   Nimble Storage, Inc.*                                                                    6,240
    110,100   Pure Storage, Inc.*                                                                      1,941
                                                                                                ------------
                                                                                                      30,363
                                                                                                ------------
              Total Information Technology                                                           607,931
                                                                                                ------------
              Total Common Stocks (cost: $747,380)                                                   954,543
                                                                                                ------------
              PREFERRED STOCKS (1.1%)

              INDUSTRIALS (0.1%)
              ------------------
              INDUSTRIAL MACHINERY (0.1%)
     37,837   Cloudera, Inc. "F", acquired 2/05/2014; cost $551*(a),(b),(c)                            1,148
                                                                                                ------------
              INFORMATION TECHNOLOGY (1.0%)
              -----------------------------
              INTERNET SOFTWARE & SERVICES (0.5%)
    133,140   Uber Technologies, Inc., acquired 6/05/2014; cost $2,065*(a),(b),(c)                     5,278
                                                                                                ------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.5%)
    151,427   Nutanix, Inc., acquired 8/25/2014; cost $2,029*(a),(b),(c)                               3,029
     94,942   Pure Storage, Inc. "F", acquired 4/16/2014; cost $1,493*(a),(b),(c)                      1,643
                                                                                                ------------
                                                                                                       4,672
                                                                                                ------------
              Total Information Technology                                                             9,950
                                                                                                ------------
              Total Preferred Stocks (cost: $6,138)                                                   11,098
                                                                                                ------------
              Total Equity Securities (cost: $753,518)                                               965,641
                                                                                                ------------

              MONEY MARKET INSTRUMENTS (2.3%)

              MONEY MARKET FUNDS (2.3%)
 22,732,304   State Street Institutional Liquid Reserves Fund Premier Class, 0.15% (d)
              (cost: $22,732)                                                                         22,732
                                                                                                ============

              TOTAL INVESTMENTS (COST: $776,250)                                                $    988,373
                                                                                                ============

================================================================================

5  | USAA Science & Technology Fund

================================================================================

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------

                                             (LEVEL 1)         (LEVEL 2)          (LEVEL 3)
                                           QUOTED PRICES         OTHER           SIGNIFICANT
                                             IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                              MARKETS         OBSERVABLE           INPUTS
                                           FOR IDENTICAL        INPUTS
ASSETS                                        ASSETS                                                   TOTAL
------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $     838,860      $    113,404      $      2,279    $    954,543
  Preferred Stocks                                    --             1,643             9,455          11,098
Money Market Instruments:
  Money Market Funds                              22,732                --                --          22,732
------------------------------------------------------------------------------------------------------------
Total                                      $     861,592      $    115,047      $     11,734    $    988,373
------------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                               COMMON STOCKS                PREFERRED STOCKS
------------------------------------------------------------------------------------------------------------
Balance as of July 31, 2015                                           $2,885                         $10,575
Purchases                                                                  -                               -
Sales                                                                      -                               -
Transfers into Level 3                                                     -                               -
Transfers out of Level 3                                                   -                          (1,488)
Net realized gain (loss) on investments                                    -                               -
Change in net unrealized appreciation/(depreciation) of
  investments                                                           (606)                            368
------------------------------------------------------------------------------------------------------------
Balance as of October 31, 2015                                        $2,279                         $ 9,455
------------------------------------------------------------------------------------------------------------

For the period of August 1, 2015, through October 31, 2015, common stocks with a fair value of $110,025,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Preferred stocks with a fair value of $1,488,000 were transferred from Level 3 to Level 2 due to the availability of significant observable valuation inputs. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Science & Technology Fund Shares (Fund Shares) and Science & Technology Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

7  | USAA Science & Technology Fund

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain common stocks, which are valued based on methods discussed in Note A2, and certain preferred stocks, valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are valued at recent traded or direct offering price. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be

================================================================================

9  | USAA Science & Technology Fund

================================================================================

employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

The valuation methodology for certain level 3 securities changed during the period. Securities that were previously valued based on last quoted price, are now being fair valued using valuation models as a result of additional data becoming available subsequent to the date of purchase. Securities that were previously using valuation models are now being valued at the last traded price as a result of trading activity.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

                         FAIR VALUE AT                         SIGNIFICANT
                       OCTOBER 31, 2015    VALUATION          UNOBSERVABLE
ASSETS                   ($ IN 000's)     TECHNIQUE(S)           INPUT(S)                   RANGE
EQUITY SECURITIES:
Common Stocks              $2,279            Market         Revenue Multiple(a)           3.2x - 7.0x
                                          Comparables
                                                            Premium(a)                        7.5x

                                                            Discount for lack
                                                              of marketability(b)              10%

Preferred Stocks           $1,148            Market         Revenue Multiple(a)           8.0x - 13.1x
                                          Comparables
                                                            Discount for lack
                                                               of marketability(b)             10%

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.
(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

Increases in the earnings before interest depreciation and amortization (EBITDA), revenue multiples, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

C. As of October 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2015, were $244,277,000 and $32,154,000, respectively, resulting in net unrealized appreciation of $212,123,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $985,003,000 at October 31, 2015, and, in total, may not equal

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 14.4% of net assets at October 31, 2015.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security was fair valued at October 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $126,781,000, which represented 12.9% of the Fund's net assets.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2015, was $13,377,000, which represented 1.4% of the Fund's net assets.
(c) Restricted security that is not registered under the Securities Act of 1933.
(d) Rate represents the money market fund annualized seven-day yield at October 31, 2015.
*    Non-income-producing security.

================================================================================

11  | USAA Science & Technology Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA FIRST START GROWTH FUND
OCTOBER 31, 2015

                                                                      (Form N-Q)

48449-1215                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA FIRST START GROWTH FUND
October 31, 2015 (unaudited)

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (74.4%)

              COMMON STOCKS (54.5%)

              CONSUMER DISCRETIONARY (7.2%)
              ----------------------------
              APPAREL RETAIL (0.9%)
      9,100   DSW, Inc. "A"                                                                $        227
     29,600   Gap, Inc.                                                                             806
     29,600   Ross Stores, Inc.                                                                   1,497
      9,200   TJX Companies, Inc.                                                                   673
                                                                                           ------------
                                                                                                  3,203
                                                                                           ------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.6%)
     10,000   Carter's, Inc.                                                                        909
     25,900   Michael Kors Holdings Ltd.*                                                         1,001
      3,300   Oxford Industries, Inc.                                                               240
                                                                                           ------------
                                                                                                  2,150
                                                                                           ------------
              AUTO PARTS & EQUIPMENT (0.0%)
      4,300   Dana Holding Corp.                                                                     72
                                                                                           ------------
              AUTOMOBILE MANUFACTURERS (0.1%)
      6,300   Thor Industries, Inc.                                                                 341
                                                                                           ------------
              AUTOMOTIVE RETAIL (0.1%)
      7,700   AutoNation, Inc.*                                                                     487
                                                                                           ------------
              BROADCASTING (0.2%)
      6,900   Discovery Communications, Inc. "C"*                                                   190
     12,700   Tribune Media Co. "A"                                                                 512
                                                                                           ------------
                                                                                                    702
                                                                                           ------------
              CABLE & SATELLITE (0.8%)
      1,200   AMC Networks, Inc. "A"*                                                                89
        300   Cable One, Inc.*                                                                      130
     32,900   Comcast Corp. "A"                                                                   2,060
      1,700   Comcast Corp. Special "A"                                                             107
      6,300   DISH Network Corp. "A"*                                                               397
      4,400   MSG Networks, Inc.*                                                                    90
                                                                                           ------------
                                                                                                  2,873
                                                                                           ------------
              COMPUTER & ELECTRONICS RETAIL (0.1%)
     11,000   Best Buy Co., Inc.                                                                    385
                                                                                           ------------
              DEPARTMENT STORES (0.5%)
      6,800   Dillard's, Inc. "A"                                                                   608
     24,100   Macy's, Inc.                                                                        1,229
                                                                                           ------------
                                                                                                  1,837
                                                                                           ------------
              DISTRIBUTORS (0.1%)
      4,100   Genuine Parts Co.                                                                     372
                                                                                           ------------

================================================================================

1  | USAA First Start Growth Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              FOOTWEAR (0.0%)
      4,500   Wolverine World Wide, Inc.                                                   $         84
                                                                                           ------------
              GENERAL MERCHANDISE STORES (0.2%)
     10,300   Target Corp.                                                                          795
                                                                                           ------------
              HOME FURNISHINGS (0.0%)
      4,900   La-Z-Boy, Inc.                                                                        140
                                                                                           ------------
              HOME IMPROVEMENT RETAIL (0.5%)
     14,300   Home Depot, Inc.                                                                    1,768
                                                                                           ------------
              HOTELS, RESORTS & CRUISE LINES (0.1%)
      6,600   Marriott Vacations Worldwide Corp.                                                    425
                                                                                           ------------
              INTERNET RETAIL (1.0%)
      5,700   Amazon.com, Inc.*                                                                   3,568
      5,400   NutriSystem, Inc.                                                                     125
                                                                                           ------------
                                                                                                  3,693
                                                                                           ------------
              LEISURE PRODUCTS (0.2%)
     12,200   Brunswick Corp.                                                                       656
                                                                                           ------------
              MOVIES & ENTERTAINMENT (0.2%)
     16,200   Cinemark Holdings, Inc.                                                               574
        466   The Madison Square Garden Co.*                                                         83
                                                                                           ------------
                                                                                                    657
                                                                                           ------------
              PUBLISHING (0.4%)
     22,300   News Corp. "A"                                                                        343
      5,600   News Corp. "B"                                                                         87
     18,400   Thomson Reuters Corp.                                                                 755
     16,800   Time, Inc.                                                                            312
                                                                                           ------------
                                                                                                  1,497
                                                                                           ------------
              RESTAURANTS (1.2%)
      1,700   Chipotle Mexican Grill, Inc.*                                                       1,088
     11,400   Denny's Corp.*                                                                        125
      4,400   DineEquity, Inc.                                                                      367
     18,600   McDonald's Corp.                                                                    2,088
     13,000   Yum! Brands, Inc.                                                                     922
                                                                                           ------------
                                                                                                  4,590
                                                                                           ------------
              Total Consumer Discretionary                                                       26,727
                                                                                           ------------

              CONSUMER STAPLES (4.0%)
              ----------------------
              AGRICULTURAL PRODUCTS (0.6%)
     28,400   Archer-Daniels-Midland Co.                                                          1,297
     13,900   Bunge Ltd.                                                                          1,014
                                                                                           ------------
                                                                                                  2,311
                                                                                           ------------
              FOOD RETAIL (0.5%)
     48,500   Kroger Co.                                                                          1,833
                                                                                           ------------
              HOUSEHOLD PRODUCTS (1.3%)
      6,600   Colgate-Palmolive Co.                                                                 438
     12,800   Kimberly-Clark Corp.                                                                1,532
     38,300   Procter & Gamble Co.                                                                2,926
                                                                                           ------------
                                                                                                  4,896
                                                                                           ------------
              HYPERMARKETS & SUPER CENTERS (0.4%)
     27,700   Wal-Mart Stores, Inc.                                                               1,585
                                                                                           ------------
              SOFT DRINKS (1.2%)
     43,100   Coca-Cola Co.                                                                       1,825

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
     24,900   PepsiCo, Inc.                                                                $      2,545
                                                                                           ------------
                                                                                                  4,370
                                                                                           ------------
              Total Consumer Staples                                                             14,995
                                                                                           ------------
              ENERGY (3.5%)
              ------------
              INTEGRATED OIL & GAS (0.8%)
     11,000   Chevron Corp.                                                                         999
     26,900   Exxon Mobil Corp.                                                                   2,226
                                                                                           ------------
                                                                                                  3,225
                                                                                           ------------
              OIL & GAS DRILLING (0.3%)
     61,600   Ensco plc "A"                                                                       1,025
                                                                                           ------------
              OIL & GAS EXPLORATION & PRODUCTION (0.4%)
     21,500   Hess Corp.                                                                          1,208
      9,400   Marathon Oil Corp.                                                                    173
                                                                                           ------------
                                                                                                  1,381
                                                                                           ------------
              OIL & GAS REFINING & MARKETING (2.0%)
     21,700   HollyFrontier Corp.                                                                 1,063
     26,100   Marathon Petroleum Corp.                                                            1,352
     19,100   Phillips 66                                                                         1,701
     10,200   Tesoro Corp.                                                                        1,091
     22,400   Valero Energy Corp.                                                                 1,476
     15,100   World Fuel Services Corp.                                                             671
                                                                                           ------------
                                                                                                  7,354
                                                                                           ------------
              Total Energy                                                                       12,985
                                                                                           ------------

              FINANCIALS (9.1%)
              ----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
     25,400   Franklin Resources, Inc.                                                            1,035
                                                                                           ------------
              CONSUMER FINANCE (0.5%)
      8,600   Capital One Financial Corp.                                                           679
     84,900   Navient Corp.                                                                       1,120
      2,500   Nelnet, Inc. "A"                                                                       89
                                                                                           ------------
                                                                                                  1,888
                                                                                           ------------
              DIVERSIFIED BANKS (2.3%)
    165,800   Bank of America Corp.                                                               2,782
     21,100   Citigroup, Inc.                                                                     1,122
     52,200   JPMorgan Chase & Co.                                                                3,354
     25,100   Wells Fargo & Co.                                                                   1,359
                                                                                           ------------
                                                                                                  8,617
                                                                                           ------------
              INVESTMENT BANKING & BROKERAGE (0.5%)
      9,600   Goldman Sachs Group, Inc.                                                           1,800
      4,800   Piper Jaffray Co., Inc.*                                                              171
                                                                                           ------------
                                                                                                  1,971
                                                                                           ------------
              LIFE & HEALTH INSURANCE (0.4%)
     19,800   AFLAC, Inc.                                                                         1,262
      6,400   MetLife, Inc.                                                                         323
                                                                                           ------------
                                                                                                  1,585
                                                                                           ------------
              MULTI-LINE INSURANCE (0.2%)
     12,400   American Financial Group, Inc.                                                        895
                                                                                           ------------
              MULTI-SECTOR HOLDINGS (0.1%)
      3,600   Berkshire Hathaway, Inc. "B"*                                                         490
                                                                                           ------------
              PROPERTY & CASUALTY INSURANCE (0.7%)
     13,000   Allstate Corp.                                                                        804
     32,200   Old Republic International Corp.                                                      581

================================================================================

3  | USAA First Start Growth Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
     10,000   Travelers Companies, Inc.                                                    $      1,129
                                                                                           ------------
                                                                                                  2,514
                                                                                           ------------
              REAL ESTATE SERVICES (0.5%)
     25,700   CBRE Group, Inc. "A"*                                                                 958
      6,100   Jones Lang LaSalle, Inc.                                                            1,017
                                                                                           ------------
                                                                                                  1,975
                                                                                           ------------
              REGIONAL BANKS (1.0%)
     15,700   PNC Financial Services Group, Inc.                                                  1,417
    120,900   Regions Financial Corp.                                                             1,130
     30,200   SunTrust Banks, Inc.                                                                1,254
                                                                                           ------------
                                                                                                  3,801
                                                                                           ------------
              REITs - DIVERSIFIED (0.3%)
      5,600   American Assets Trust, Inc.                                                           236
     22,100   Chambers Street Properties                                                            156
     60,400   Lexington Realty Trust                                                                534
      3,500   WP Carey, Inc.                                                                        222
                                                                                           ------------
                                                                                                  1,148
                                                                                           ------------
              REITs - HOTEL & RESORT (0.3%)
     15,600   Ashford Hospitality Trust, Inc.                                                       107
     30,200   Hospitality Properties Trust                                                          811
      8,400   Summit Hotel Properties, Inc.                                                         110
     15,300   Sunstone Hotel Investors, Inc.                                                        221
                                                                                           ------------
                                                                                                  1,249
                                                                                           ------------
              REITs - INDUSTRIAL (0.4%)
     31,400   ProLogis, Inc.                                                                      1,342
                                                                                           ------------
              REITs - MORTGAGE (0.4%)
      5,500   AG Mortgage Investment Trust, Inc.                                                     84
    110,000   Annaly Capital Management, Inc.                                                     1,094
     22,800   Invesco Mortgage Capital                                                              275
                                                                                           ------------
                                                                                                  1,453
                                                                                           ------------
              REITs - OFFICE (0.1%)
     15,700   Franklin Street Properties Corp.                                                      164
                                                                                           ------------
              REITs - RESIDENTIAL (0.1%)
      2,300   Equity Residential                                                                    178
                                                                                           ------------
              REITs - RETAIL (0.4%)
     33,400   CBL & Associates Properties, Inc.                                                     487
      5,800   Simon Property Group, Inc.                                                          1,168
                                                                                           ------------
                                                                                                  1,655
                                                                                           ------------
              REITs - SPECIALIZED (0.1%)
      9,700   Geo Group, Inc.                                                                       313
                                                                                           ------------
              SPECIALIZED FINANCE (0.5%)
      2,900   CBOE Holdings, Inc.                                                                   194
      3,200   CME Group, Inc.                                                                       302
      9,500   McGraw Hill Financial, Inc.                                                           880
      3,200   Moody's Corp.                                                                         308
      2,600   NASDAQ OMX Group, Inc.                                                                151
                                                                                           ------------
                                                                                                  1,835
                                                                                           ------------
              Total Financials                                                                   34,108
                                                                                           ------------
              HEALTH CARE (8.2%)
              -----------------
              BIOTECHNOLOGY (2.4%)
     14,100   Amgen, Inc.                                                                         2,231
      5,500   Biogen, Inc.*                                                                       1,598
     10,400   Celgene Corp.*                                                                      1,276

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
     21,800   Gilead Sciences, Inc.                                                        $      2,357
      2,700   Regeneron Pharmaceuticals, Inc.*                                                    1,505
                                                                                           ------------
                                                                                                  8,967
                                                                                           ------------
              HEALTH CARE DISTRIBUTORS (0.2%)
      4,800   McKesson Corp.                                                                        858
                                                                                           ------------
              HEALTH CARE EQUIPMENT (1.3%)
     33,700   Abbott Laboratories                                                                 1,510
      5,900   C.R. Bard, Inc.                                                                     1,099
      3,200   Edwards Lifesciences Corp.*                                                           503
     17,100   Hologic, Inc.*                                                                        665
        300   Intuitive Surgical, Inc.*                                                             149
      2,600   Livanova plc*                                                                         172
      7,400   St. Jude Medical, Inc.                                                                472
      3,700   Stryker Corp.                                                                         354
                                                                                           ------------
                                                                                                  4,924
                                                                                           ------------
              HEALTH CARE SERVICES (0.3%)
     12,600   Express Scripts Holdings Co.*                                                       1,088
                                                                                           ------------
              HEALTH CARE SUPPLIES (0.0%)
      1,800   DENTSPLY International, Inc.                                                          110
                                                                                           ------------
              LIFE SCIENCES TOOLS & SERVICES (0.5%)
      4,900   Agilent Technologies, Inc.                                                            185
     11,900   Thermo Fisher Scientific, Inc.                                                      1,556
                                                                                           ------------
                                                                                                  1,741
                                                                                           ------------
              MANAGED HEALTH CARE (1.0%)
     14,700   Aetna, Inc.                                                                         1,687
      5,800   Anthem, Inc.                                                                          807
      2,500   Cigna Corp.                                                                           335
      6,000   UnitedHealth Group, Inc.                                                              707
                                                                                           ------------
                                                                                                  3,536
                                                                                           ------------
              PHARMACEUTICALS (2.5%)
     22,500   Bristol-Myers Squibb Co.                                                            1,484
      4,400   Jazz Pharmaceuticals plc*                                                             604
     26,500   Johnson & Johnson                                                                   2,677
     32,900   Merck & Co., Inc.                                                                   1,799
     77,900   Pfizer, Inc.                                                                        2,635
      4,200   Sucampo Pharmaceuticals, Inc. "A"*                                                     81
                                                                                           ------------
                                                                                                  9,280
                                                                                           ------------
              Total Health Care                                                                  30,504
                                                                                           ------------
              INDUSTRIALS (5.9%)
              -----------------
              AEROSPACE & DEFENSE (1.9%)
     10,700   General Dynamics Corp.                                                              1,590
      9,500   Huntington Ingalls Industries, Inc.                                                 1,139
      7,500   Lockheed Martin Corp.                                                               1,649
      7,600   Northrop Grumman Corp.                                                              1,427
      4,500   Raytheon Co.                                                                          528
      8,200   United Technologies Corp.                                                             807
                                                                                           ------------
                                                                                                  7,140
                                                                                           ------------
              AIR FREIGHT & LOGISTICS (0.7%)
      6,500   FedEx Corp.                                                                         1,014
     13,800   United Parcel Service, Inc. "B"                                                     1,422
                                                                                           ------------
                                                                                                  2,436
                                                                                           ------------
              AIRLINES (0.8%)
     18,100   Delta Air Lines, Inc.                                                                 920
     37,200   Southwest Airlines Co.                                                              1,722

================================================================================

5  | USAA First Start Growth Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
      6,200   United Continental Holdings, Inc.*                                           $        374
                                                                                           ------------
                                                                                                  3,016
                                                                                           ------------
              BUILDING PRODUCTS (0.5%)
      7,600   A.O. Smith Corp.                                                                      584
      3,800   American Woodmark Corp.*                                                              276
      7,700   Continental Building Products, Inc.*                                                  135
     34,700   Masco Corp.                                                                         1,007
                                                                                           ------------
                                                                                                  2,002
                                                                                           ------------
              CONSTRUCTION & ENGINEERING (0.2%)
      5,900   EMCOR Group, Inc.                                                                     285
     18,500   KBR, Inc.                                                                             341
                                                                                           ------------
                                                                                                    626
                                                                                           ------------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.4%)
     16,900   Meritor, Inc.*                                                                        184
     42,000   Trinity Industries, Inc.                                                            1,137
     13,700   Wabash National Corp.*                                                                164
                                                                                           ------------
                                                                                                  1,485
                                                                                           ------------
              DIVERSIFIED SUPPORT SERVICES (0.0%)
      2,300   Copart, Inc.*                                                                          83
                                                                                           ------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
      2,300   Acuity Brands, Inc.                                                                   503
      7,900   Eaton Corp. plc                                                                       442
      1,400   Regal-Beloit Corp.                                                                     89
                                                                                           ------------
                                                                                                  1,034
                                                                                           ------------
              HEAVY ELECTRICAL EQUIPMENT (0.0%)
      3,800   Babcock & Wilcox Enterprises, Inc.*                                                    64
                                                                                           ------------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
      2,600   Robert Half International, Inc.                                                       137
                                                                                           ------------
              INDUSTRIAL CONGLOMERATES (0.8%)
      4,400   3M Co.                                                                                692
      8,500   Danaher Corp.                                                                         793
     56,500   General Electric Co.                                                                1,634
                                                                                           ------------
                                                                                                  3,119
                                                                                           ------------
              INDUSTRIAL MACHINERY (0.0%)
      4,200   Hillenbrand, Inc.                                                                     125
                                                                                           ------------
              MARINE (0.1%)
      7,800   Matson, Inc.                                                                          357
                                                                                           ------------
              OFFICE SERVICES & SUPPLIES (0.0%)
      4,700   West Corp.                                                                            112
                                                                                           ------------
              RAILROADS (0.1%)
      2,800   Union Pacific Corp.                                                                   250
                                                                                           ------------
              SECURITY & ALARM SERVICES (0.0%)
      3,400   Brink's Co.                                                                           105
                                                                                           ------------
              Total Industrials                                                                  22,091
                                                                                           ------------

              INFORMATION TECHNOLOGY (11.6%)
              -----------------------------
              APPLICATION SOFTWARE (0.5%)
     11,500   Citrix Systems, Inc.*                                                                 944
      4,500   Manhattan Associates, Inc.*                                                           328
      2,400   Solera Holdings, Inc.                                                                 131
      3,500   SS&C Technologies Holdings, Inc.                                                      260
      5,400   Synopsys, Inc.*                                                                       270
                                                                                           ------------
                                                                                                  1,933
                                                                                           ------------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              COMMUNICATIONS EQUIPMENT (1.1%)
     17,100   Brocade Communications Systems, Inc.                                         $        178
     86,700   Cisco Systems, Inc.                                                                 2,501
        600   F5 Networks, Inc.*                                                                     66
     41,600   Juniper Networks, Inc.                                                              1,306
                                                                                           ------------
                                                                                                  4,051
                                                                                           ------------
              DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
      3,400   Black Knight Financial Services, Inc. "A"*                                            123
      5,200   Computer Sciences Corp.                                                               346
      7,400   DST Systems, Inc.                                                                     904
     14,800   Fiserv, Inc.*                                                                       1,428
      1,600   Syntel, Inc.*                                                                          75
     33,000   Visa, Inc. "A"                                                                      2,560
                                                                                           ------------
                                                                                                  5,436
                                                                                           ------------
              ELECTRONIC MANUFACTURING SERVICES (0.2%)
     27,600   Jabil Circuit, Inc.                                                                   634
                                                                                           ------------
              HOME ENTERTAINMENT SOFTWARE (0.1%)
      7,400   Electronic Arts, Inc.*                                                                533
                                                                                           ------------
              INTERNET SOFTWARE & SERVICES (2.0%)
      1,990   Alphabet, Inc. "A"*                                                                 1,468
      4,902   Alphabet, Inc. "C"*                                                                 3,485
      5,300   Constant Contact, Inc.*                                                               138
     38,000   eBay, Inc.*                                                                         1,060
      9,100   Facebook, Inc. "A"*                                                                   928
      3,700   LogMeIn, Inc.*                                                                        249
                                                                                           ------------
                                                                                                  7,328
                                                                                           ------------
              IT CONSULTING & OTHER SERVICES (0.2%)
     13,900   Booz Allen Hamilton Holdings                                                          409
      1,000   CACI International, Inc. "A"*                                                          97
      1,300   Cognizant Technology Solutions Corp. "A"*                                              89
      2,200   International Business Machines Corp.                                                 308
                                                                                           ------------
                                                                                                    903
                                                                                           ------------
              SEMICONDUCTOR EQUIPMENT (0.1%)
      7,900   Tessera Technologies, Inc.                                                            276
                                                                                           ------------
              SEMICONDUCTORS (1.3%)
     10,200   Avago Technologies Ltd.                                                             1,256
     29,600   Integrated Device Technology, Inc.*                                                   755
     68,600   Intel Corp.                                                                         2,323
     11,200   Texas Instruments, Inc.                                                               635
                                                                                           ------------
                                                                                                  4,969
                                                                                           ------------
              SYSTEMS SOFTWARE (2.1%)
    103,900   Microsoft Corp.                                                                     5,469
     44,200   Oracle Corp.                                                                        1,717
     31,600   Symantec Corp.                                                                        651
                                                                                           ------------
                                                                                                  7,837
                                                                                           ------------
              TECHNOLOGY DISTRIBUTORS (0.2%)
     16,600   CDW Corp.                                                                             742
                                                                                           ------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.3%)
     59,260   Apple, Inc.                                                                         7,082
      4,100   EMC Corp.                                                                             107
     53,400   Hewlett-Packard Co.                                                                 1,440
                                                                                           ------------
                                                                                                  8,629
                                                                                           ------------
              Total Information Technology                                                       43,271
                                                                                           ------------

================================================================================

7  | USAA First Start Growth Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              MATERIALS (1.4%)
              ---------------
              COMMODITY CHEMICALS (0.6%)
     15,600   Cabot Corp.                                                                  $        561
     16,200   LyondellBasell Industries N.V. "A"                                                  1,505
      3,700   Westlake Chemical Corp.                                                               223
                                                                                           ------------
                                                                                                  2,289
                                                                                           ------------
              CONSTRUCTION MATERIALS (0.1%)
     13,100   Headwaters, Inc.*                                                                     269
                                                                                           ------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     18,300   Mosaic Co.                                                                            618
                                                                                           ------------
              FOREST PRODUCTS (0.0%)
      2,200   Boise Cascade Co.*                                                                     66
                                                                                           ------------
              GOLD (0.0%)
     19,672   Hycroft Mining Corp. acquired 6/9/15; cost $620*(a),(b)                               138
                                                                                           ------------
              METAL & GLASS CONTAINERS (0.1%)
      4,000   Crown Holdings, Inc.*                                                                 212
                                                                                           ------------
              PAPER PACKAGING (0.1%)
      4,200   Packaging Corp. of America                                                            288
                                                                                           ------------
              PAPER PRODUCTS (0.3%)
     23,600   International Paper Co.                                                             1,007
                                                                                           ------------
              SPECIALTY CHEMICALS (0.0%)
      3,100   Minerals Technologies, Inc.                                                           183
                                                                                           ------------
              STEEL (0.0%)
      1,400   Reliance Steel & Aluminum Co.                                                          84
                                                                                           ------------
              Total Materials                                                                     5,154
                                                                                           ------------

              TELECOMMUNICATION SERVICES (1.6%)
              --------------------------------
              ALTERNATIVE CARRIERS (0.1%)
     10,800   Inteliquent, Inc.                                                                     224
                                                                                           ------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.5%)
     80,366   AT&T, Inc.                                                                          2,693
     62,100   Verizon Communications, Inc.                                                        2,911
                                                                                           ------------
                                                                                                  5,604
                                                                                           ------------
              Total Telecommunication Services                                                    5,828
                                                                                           ------------

              UTILITIES (2.0%)
              ---------------
              ELECTRIC UTILITIES (1.2%)
     11,900   Entergy Corp.                                                                         811
     43,400   Exelon Corp.                                                                        1,212
     34,200   FirstEnergy Corp.                                                                   1,067
     38,900   PPL Corp.                                                                           1,338
                                                                                           ------------
                                                                                                  4,428
                                                                                           ------------
              GAS UTILITIES (0.1%)
     15,700   UGI Corp.                                                                             576
                                                                                           ------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     23,200   AES Corp.                                                                             254
     25,600   NRG Energy, Inc.                                                                      330
                                                                                           ------------
                                                                                                    584
                                                                                           ------------
              MULTI-UTILITIES (0.6%)
     30,300   Public Service Enterprise Group, Inc.                                               1,251

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
      8,200   Sempra Energy                                                                $        840
                                                                                           ------------
                                                                                                  2,091
                                                                                           ------------
              Total Utilities                                                                     7,679
                                                                                           ------------
              Total Common Stocks (cost: $175,844)                                              203,342
                                                                                           ------------

              PREFERRED STOCKS (1.2%)

              CONSUMER STAPLES (0.6%)
              ----------------------
              AGRICULTURAL PRODUCTS (0.6%)
     40,000   CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                        1,153
     10,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(c)          1,069
                                                                                           ------------
                                                                                                  2,222
                                                                                           ------------
              Total Consumer Staples                                                              2,222
                                                                                           ------------
              ENERGY (0.1%)
              ------------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
        800   Chesapeake Energy Corp., 5.75%, perpetual(c)                                          299
                                                                                           ------------
              FINANCIALS (0.5%)
              ----------------
              LIFE & HEALTH INSURANCE (0.2%)
     28,000   Delphi Financial Group, Inc., 7.38%, cumulative redeemable                            691
                                                                                           ------------
              REGIONAL BANKS (0.2%)
        500   M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                               516
                                                                                           ------------
              REINSURANCE (0.0%)
        500   American Overseas Group Ltd., 7.50%, non-cumulative, acquired 3/09/2007;
                 cost $526*(a),(b)                                                                  125
                                                                                           ------------
              REITs - OFFICE (0.1%)
     20,000   Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual                513
                                                                                           ------------
              Total Financials                                                                    1,845
                                                                                           ------------
              Total Preferred Stocks (cost: $4,641)                                               4,366
                                                                                           ------------
              EXCHANGE-TRADED FUNDS (18.7%)

              DOMESTIC EXCHANGE-TRADED FUNDS (0.4%)
     12,400   iShares Russell 1000 ETF                                                            1,435
                                                                                           ------------
              INTERNATIONAL EXCHANGE-TRADED FUNDS (18.3%)
     29,398   EGShares Emerging Markets Consumer ETF                                                688
    356,000   iShares Core MSCI EAFE ETF                                                         20,000
    233,824   iShares Core MSCI Emerging Markets ETF                                              9,900
    366,771   iShares MSCI EAFE ETF                                                              22,413
    420,976   iShares MSCI Germany ETF                                                           11,413
     17,870   iShares MSCI Turkey ETF                                                               720
    110,000   PowerShares FTSE RAFI Emerging Markets Portfolio                                    1,686
     20,334   WisdomTree Emerging Markets SmallCap Dividend Fund                                    754
     36,637   WisdomTree India Earnings Fund                                                        736
                                                                                           ------------
              Total International Exchange-Traded Funds                                          68,310
                                                                                           ------------
              Total Exchange-Traded Funds (cost: $70,388)                                        69,745
                                                                                           ------------
              Total Equity Securities (cost: $250,873)                                          277,453
                                                                                           ------------

================================================================================

9  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)         SECURITY                                                   RATE          MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
              BONDS (22.4%)

              CORPORATE OBLIGATIONS (7.9%)

              CONSUMER STAPLES (0.1%)
              ----------------------
              PACKAGED FOODS & MEAT (0.1%)
$       400   JM Smucker Co.                                             4.38%        3/15/2045     $     392
                                                                                                    ---------

              ENERGY (1.1%)
              ------------
              OIL & GAS DRILLING (0.0%)
        782   Schahin II Finance Co. SPV Ltd. (c),(d)                    5.88         9/25/2023           178
                                                                                                    ---------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
        500   Newfield Exploration Co.                                   5.38         1/01/2026           477
                                                                                                    ---------
              OIL & GAS STORAGE & TRANSPORTATION (1.0%)
        800   DCP Midstream, LLC (c)                                     5.85         5/21/2043           642
      1,000   Enbridge Energy Partners, LP                               8.05        10/01/2077           912
      1,000   Energy Transfer Partners, LP                               3.32(e)     11/01/2066           705
      1,000   Enterprise Products Operating, LLC                         7.00         6/01/2067           893
        500   TEPPCO Partners, LP                                        7.00         6/01/2067           439
                                                                                                    ---------
                                                                                                        3,591
                                                                                                    ---------
              Total Energy                                                                              4,246
                                                                                                    ---------
              FINANCIALS (4.8%)
              ----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
        900   Prospect Capital Corp.                                     5.00         7/15/2019           929
                                                                                                    ---------
              DIVERSIFIED BANKS (0.2%)
      1,000   JPMorgan Chase Capital XIII                                1.28(e)      9/30/2034           849
                                                                                                    ---------
              LIFE & HEALTH INSURANCE (0.7%)
        800   Lincoln National Corp.                                     7.00         5/17/2066           671
        200   Lincoln National Corp.                                     6.05         4/20/2067           167
      1,000   Prudential Financial, Inc.                                 5.63         6/15/2043         1,049
      1,000   StanCorp Financial Group, Inc.                             6.90         6/01/2067           867
                                                                                                    ---------
                                                                                                        2,754
                                                                                                    ---------
              MULTI-LINE INSURANCE (0.6%)
      1,000   Genworth Holdings, Inc.                                    6.15        11/15/2066           455
      1,000   Glen Meadow Pass-Through Trust (c)                         6.51         2/12/2067           868
      1,000   Nationwide Mutual Insurance Co. (c)                        2.63(e)     12/15/2024           960
                                                                                                    ---------
                                                                                                        2,283
                                                                                                    ---------
              PROPERTY & CASUALTY INSURANCE (1.7%)
      1,000   Allstate Corp.                                             5.75         8/15/2053         1,043
      1,000   AmTrust Financial Services, Inc.                           6.13         8/15/2023         1,055
      1,000   HSB Group, Inc. (a)                                        1.23(e)      7/15/2027           750
        750   Ironshore Holdings, Inc. (c)                               8.50         5/15/2020           875
      1,300   Oil Insurance Ltd. (c)                                     3.31(e)              -(f)      1,157
        500   Progressive Corp.                                          6.70         6/15/2067           505
      1,000   Travelers Companies, Inc.                                  6.25         3/15/2067         1,025
                                                                                                    ---------
                                                                                                        6,410
                                                                                                    ---------
              REGIONAL BANKS (1.1%)
        500   Compass Bank                                               3.88         4/10/2025           466
      1,000   Cullen/Frost Capital Trust II                              1.87(e)      3/01/2034           889
      1,000   KeyCorp Capital I                                          1.07(e)      7/01/2028           839
      1,000   Manufacturers & Traders Trust Co.                          5.63        12/01/2021           995

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)         SECURITY                                                   RATE          MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
$     1,000   SunTrust Capital I                                         0.99%(e)     5/15/2027     $     835
                                                                                                    ---------
                                                                                                        4,024
                                                                                                    ---------
              REINSURANCE (0.2%)
        500   Alterra USA Holdings Ltd. (c)                              7.20         4/14/2017           532
                                                                                                    ---------
              Total Financials                                                                         17,781
                                                                                                    ---------

              INDUSTRIALS (0.2%)
              -----------------
              AEROSPACE & DEFENSE (0.2%)
        750   Constellis Holdings, LLC & Constellis Finance
                 Corp. (c)                                               9.75         5/15/2020           682
                                                                                                    ---------
              MATERIALS (0.2%)
              ---------------
              DIVERSIFIED METALS & MINING (0.2%)
      1,000   Freeport-McMoRan, Inc.                                     5.45         3/15/2043           719
                                                                                                    ---------
              TELECOMMUNICATION SERVICES (0.2%)
              --------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
        900   Frontier Communications Corp. (c)                         11.00         9/15/2025           945
                                                                                                    ---------
              UTILITIES (1.3%)
              ---------------
              ELECTRIC UTILITIES (0.4%)
        983   NextEra Energy Capital Holdings, Inc.                      6.65         6/15/2067           797
      1,000   PPL Capital Funding, Inc.                                  6.70         3/30/2067           845
                                                                                                    ---------
                                                                                                        1,642
                                                                                                    ---------
              MULTI-UTILITIES (0.9%)
      1,000   Dominion Resources, Inc.                                   7.50         6/30/2066           898
        770   Integrys Energy Group, Inc.                                6.11        12/01/2066           648
      1,000   Puget Sound Energy, Inc.                                   6.97         6/01/2067           855
        975   WEC Energy Group, Inc.                                     6.25         5/15/2067           821
                                                                                                    ---------
                                                                                                        3,222
                                                                                                    ---------
              Total Utilities                                                                           4,864
                                                                                                    ---------
              Total Corporate Obligations (cost: $29,775)                                              29,629
                                                                                                    ---------
              EURODOLLAR AND YANKEE OBLIGATIONS (2.8%)

              FINANCIALS (1.7%)
              ----------------
              DIVERSIFIED BANKS (0.8%)
      1,500   Barclays Bank plc                                          0.69(e)              -(f)        937
      2,040   HSBC Bank plc                                              0.75(e)              -(f)      1,193
        500   LBI hf, acquired 10/12/2007; cost $500 (a),(b),(c),(d)     7.43                 -(f)         --
      1,000   Lloyds Bank plc                                            0.69(e)              -(f)        609
                                                                                                    ---------
                                                                                                        2,739
                                                                                                    ---------
              LIFE & HEALTH INSURANCE (0.3%)
      1,000   Great-West Life & Annuity Insurance Capital, LP (c)        7.15         5/16/2046         1,009
                                                                                                    ---------
              MULTI-LINE INSURANCE (0.2%)
        800   ZFS Finance USA Trust V (c)                                6.50         5/09/2067           820
                                                                                                    ---------
              PROPERTY & CASUALTY INSURANCE (0.2%)
        750   QBE Capital Funding III Ltd. (c)                           7.25         5/24/2041           834
                                                                                                    ---------

================================================================================

11  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)         SECURITY                                                   RATE          MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
              REGIONAL BANKS (0.0%)
$     1,000   Glitnir Banki hf, acquired 9/11/2006-10/18/2006;
                 cost $1,017 (a),(b),(c),(d)                             7.45%                -(f)  $      --
                                                                                                    ---------
              REINSURANCE (0.2%)
        804   Swiss Re Capital I, LP (c)                                 6.85                 -(f)        817
                                                                                                    ---------
              Total Financials                                                                          6,219
                                                                                                    ---------

              GOVERNMENT (0.3%)
              ----------------
              FOREIGN GOVERNMENT (0.3%)
      1,000   Italy Government International Bond                        5.38         6/15/2033         1,147
                                                                                                    ---------

              MATERIALS (0.5%)
              ---------------
              COMMODITY CHEMICALS (0.3%)
      1,000   Braskem Finance Ltd.                                       6.45         2/03/2024           905
                                                                                                    ---------
              GOLD (0.2%)
      1,000   Kinross Gold Corp.                                         5.95         3/15/2024           822
                                                                                                    ---------
              Total Materials                                                                           1,727
                                                                                                    ---------
              UTILITIES (0.3%)
              ---------------
              ELECTRIC UTILITIES (0.3%)
        650   Electricite De France S.A. (c)                             5.25                 -(f)        649
        500   Enel S.p.A. (c)                                            8.75         9/24/2073           578
                                                                                                    ---------
                                                                                                        1,227
                                                                                                    ---------
              Total Utilities                                                                           1,227
                                                                                                    ---------
              Total Eurodollar and Yankee Obligations (cost: $11,664)                                  10,320
                                                                                                    ---------

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)

              FINANCIALS (0.2%)
              ----------------
        874   Structured Asset Mortgage Investments, Inc.
                 (cost: $800)                                            0.70(e)      7/19/2035           803
                                                                                                    ---------
              COMMERCIAL MORTGAGE SECURITIES (4.5%)

              FINANCIALS (4.5%)
              ----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (4.5%)
        500   Banc of America Commercial Mortgage, Inc.                  5.80         5/10/2045           505
      1,000   Banc of America Commercial Mortgage, Inc.                  5.15         9/10/2047           999
        500   Banc of America Commercial Mortgage, Inc.                  6.26         2/10/2051           513
      1,000   Bear Stearns Commercial Mortgage Securities, Inc. (c)      5.66         9/11/2041           978
         48   Bear Stearns Commercial Mortgage Securities, Inc.          4.99         9/11/2042            48
        530   Citigroup Commercial Mortgage Trust                        5.79         3/15/2049           538
        500   Commercial Mortgage Trust                                  5.38        12/10/2046           497
      1,000   GE Capital Commercial Mortgage Corp.                       5.38        11/10/2045           998
      1,000   GE Capital Commercial Mortgage Corp.                       5.61        12/10/2049         1,037
        259   GMAC Commercial Mortgage Securities, Inc.                  4.97        12/10/2041           263
        250   GMAC Commercial Mortgage Securities, Inc.                  4.98        12/10/2041           257
      1,000   GS Mortgage Securities Trust                               5.52         4/10/2038         1,003
        160   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.04        10/15/2042           160
        690   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.57         4/15/2043           695
        500   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.55        12/15/2044           499

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                 COUPON                           VALUE
(000)         SECURITY                                                   RATE          MATURITY         (000)
-------------------------------------------------------------------------------------------------------------

$       378   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.55%       12/15/2044     $     378
      1,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.91         4/15/2045           957
      1,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.48         5/15/2045         1,023
        900   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.37         5/15/2047           921
        137   Merrill Lynch Mortgage Trust                               5.37         7/12/2038           137
        135   Merrill Lynch Mortgage Trust                               5.40         7/12/2038           135
        670   Merrill Lynch Mortgage Trust                               5.67         5/12/2039           674
         46   Merrill Lynch Mortgage Trust                               5.01        10/12/2041            46
      1,000   Merrill Lynch Mortgage Trust                               5.84         6/12/2050         1,037
      1,000   ML-CFC Commercial Mortgage Trust                           5.42         8/12/2048         1,036
        500   ML-CFC Commercial Mortgage Trust                           5.88         8/12/2049           510
      1,000   Wachovia Bank Commercial Mortgage Trust                    5.72         5/15/2043         1,011
                                                                                                    ---------
                                                                                                       16,855
                                                                                                    ---------
              Total Financials                                                                         16,855
                                                                                                    ---------
              Total Commercial Mortgage Securities (cost: $16,084)                                     16,855
                                                                                                    ---------

              U.S. GOVERNMENT AGENCY ISSUES (0.3%)(g)

              COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
      1,000   Freddie Mac (+) (cost: $1,020)                             3.51         4/25/2030         1,036
                                                                                                    ---------
              U.S. TREASURY SECURITIES (6.7%)

              BONDS (5.3%)
              -----------
      6,100   2.87%, 8/15/2044 (STRIPS Principal)(h)                                                    2,505
     10,500   3.13%, 8/15/2044                                                                         10,894
      2,000   3.00%, 11/15/2044                                                                         2,023
      4,200   3.00%, 5/15/2045                                                                          4,251
                                                                                                    ---------
                                                                                                       19,673
                                                                                                    ---------

              NOTES (1.4%)
              -----------
      1,970   1.63%, 8/15/2022                                                                          1,939
        390   1.63%, 11/15/2022                                                                           383
      1,000   2.75%, 11/15/2023                                                                         1,056
        800   2.38%, 8/15/2024                                                                            818
      1,000   2.25%, 11/15/2024                                                                         1,011
                                                                                                    ---------
                                                                                                        5,207
                                                                                                    ---------
              Total U.S. Treasury Securities (cost: $24,382)                                           24,880
                                                                                                    ---------
              Total Bonds (cost: $83,725)                                                              83,523
                                                                                                    ---------

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (2.8%)

              MONEY MARKET FUNDS (2.8%)
 10,597,677   State Street Institutional Liquid Reserves Fund Premier Class, 0.15%(i)
                 (cost: $10,598)                                                                       10,598
                                                                                                    ---------

              TOTAL INVESTMENTS (COST: $345,196)                                                    $ 371,574
                                                                                                    =========


================================================================================

13  | USAA First Start Growth Fund

================================================================================

($ IN 000s)                                                   VALUATION HIERARCHY
                                                              -------------------

                                               (LEVEL 1)         (LEVEL 2)            (LEVEL 3)
                                             QUOTED PRICES         OTHER             SIGNIFICANT
                                               IN ACTIVE        SIGNIFICANT          UNOBSERVABLE
                                                MARKETS         OBSERVABLE              INPUTS
                                             FOR IDENTICAL        INPUTS
ASSETS                                           ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                             $   203,204        $      --          $     138      $   203,342
   Preferred Stocks                                   --            4,241                125            4,366
   Exchange-Traded Funds:
      Domestic Exchange-Traded Funds               1,435               --                 --            1,435
      International Exchange-Traded Funds         68,310               --                 --           68,310
Bonds:
   Corporate Obligations                              --           28,879                750           29,629
   Eurodollar and Yankee Obligations                  --           10,320                 --           10,320
   Collateralized Mortgage Obligations                --              803                 --              803
   Commercial Mortgage Securities                     --           16,855                 --           16,855
   U.S. Government Agency Issues                      --            1,036                 --            1,036
   U.S. Treasury Securities                       22,375            2,505                 --           24,880
Money Market Instruments:
   Money Market Funds                             10,598               --                 --           10,598
-------------------------------------------------------------------------------------------------------------
Total                                        $   305,922        $  64,639          $   1,013      $   371,574
-------------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                       Common Stocks     Preferred Stocks    Corporate Obligations
------------------------------------------------------------------------------------------------------------------
Balance as of July 31, 2015                                    $   -                 $125                    $630
Purchases                                                        619                    -                       -
Sales                                                              -                    -                       -
Transfers into Level 3                                             -                    -                       -
Transfers out of Level 3                                           -                    -                       -
Net realized gain (loss) on investments                            -                    -                       -
Change in net unrealized appreciation/depreciation of
investments                                                     (481)                   -                     120
------------------------------------------------------------------------------------------------------------------
Balance as of October 31, 2015                                 $ 138                 $125                    $750
------------------------------------------------------------------------------------------------------------------

For the period of August 1, 2015, through October 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS
October 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

15  | USAA First Start Growth Fund

================================================================================

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note A2, and certain bonds, valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by discounted prior tender offer, inputs such as recent traded price, or equivalent value of the exchanged bond. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

================================================================================

17  | USAA First Start Growth Fund

================================================================================

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of October 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2015, were $42,592,000 and $16,214,000, respectively, resulting in net unrealized appreciation of $26,378,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $373,217,000 at October 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 21.7% of net assets at October 31, 2015.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CAD        Canadian dollars
REIT       Real estate investment trust
STRIPS     Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a) Security was fair valued at October 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $1,013,000, which represented 0.3% of the Fund's net assets.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2015, was $263,000, which represented less than 0.1% of the Fund's net assets.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(d) At October 31, 2015, the issuer was in default with respect to interest and/or principal payments.
(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2015.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

================================================================================

19  | USAA First Start Growth Fund

================================================================================

(g) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency
     (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(h) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(i) Rate represents the money market fund annualized seven-day yield at October 31, 2015.
*    Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  20

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA SHORT-TERM BOND FUND
OCTOBER 31, 2015

                                                                      (Form N-Q)

48444-1215                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SHORT-TERM BOND FUND
October 31, 2015 (unaudited)

PRINCIPAL                                                                                             MARKET
AMOUNT                                                       COUPON                                    VALUE
(000)         SECURITY                                         RATE             MATURITY               (000)
------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (45.9%)

              CONSUMER DISCRETIONARY (3.2%)
              -----------------------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.0%)
$       708   PVH Corp. (a)                                   3.25%             2/13/2020          $      713
                                                                                                   ----------
              AUTOMOBILE MANUFACTURERS (0.8%)
     11,200   Ford Motor Credit Co., LLC                      2.50              1/15/2016              11,237
      5,000   Ford Motor Credit Co., LLC                      1.70              5/09/2016               5,012
     10,000   Ford Motor Credit Co., LLC                      1.68              9/08/2017               9,938
      5,000   Ford Motor Credit Co., LLC                      2.38              1/16/2018               5,029
                                                                                                   ----------
                                                                                                       31,216
                                                                                                   ----------
              CABLE & SATELLITE (0.9%)
     18,000   CCO Safari II, LLC (b)                          3.58              7/23/2020              18,083
      1,875   CSC Holdings, LLC (a)                           1.94              4/17/2018               1,871
     15,000   NBCUniversal Enterprise (b)                     1.01 (c)          4/15/2018              15,014
                                                                                                   ----------
                                                                                                       34,968
                                                                                                   ----------
              CASINOS & GAMING (0.2%)
      9,874   Las Vegas Sands Corp. (a)                       3.25             12/19/2020               9,761
                                                                                                   ----------
              CATALOG RETAIL (0.1%)
      3,000   QVC, Inc.                                       3.13              4/01/2019               2,981
                                                                                                   ----------
              COMPUTER & ELECTRONICS RETAIL (0.1%)
      2,816   Best Buy Co., Inc.                              3.75              3/15/2016               2,837
                                                                                                   ----------
              GENERAL MERCHANDISE STORES (0.0%)
      1,995   Dollar Tree, Inc. (a)                           3.50              7/06/2022               2,001
                                                                                                   ----------
              HOME FURNISHINGS (0.0%)
        498   Tempur Sealy International, Inc. (a)            3.50              3/18/2020                 499
                                                                                                   ----------
              HOTELS, RESORTS & CRUISE LINES (0.1%)
      5,450   Carnival Corp.                                  1.20              2/05/2016               5,456
                                                                                                   ----------
              HOUSEHOLD APPLIANCES (0.2%)
      7,000   Whirlpool Corp.                                 1.35              3/01/2017               7,000
                                                                                                   ----------
              MOVIES & ENTERTAINMENT (0.1%)
      4,800   Regal Cinemas Corp. (a)                         3.75              4/01/2022               4,816
                                                                                                   ----------
              RESTAURANTS (0.3%)
     12,868   ARAMARK Services, Inc. (a)                      3.25              9/07/2019              12,881
                                                                                                   ----------
              SPECIALTY STORES (0.4%)
      1,990   PetSmart, Inc. (a)                              4.25              3/11/2022               1,993
     10,000   Staples, Inc.                                   2.75              1/12/2018              10,036
      3,000   Staples, Inc. (a),(d)                           3.50              4/07/2021               2,990
                                                                                                   ----------
                                                                                                       15,019
                                                                                                   ----------
              Total Consumer Discretionary                                                            130,148
                                                                                                   ----------

================================================================================

1  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)         SECURITY                                        RATE              MATURITY                (000)
-------------------------------------------------------------------------------------------------------------
              CONSUMER STAPLES (3.2%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
$     5,000   Cargill, Inc. (b)                               1.90%             3/01/2017          $    5,035
      3,000   Ingredion, Inc.                                 3.20             11/01/2015               3,000
                                                                                                   ----------
                                                                                                        8,035
                                                                                                   ----------
              DRUG RETAIL (0.9%)
     20,000   CVS Health Corp.                                1.90              7/20/2018              20,165
      7,000   Walgreens Boots Alliance, Inc.                  1.75             11/17/2017               6,998
      8,000   Walgreens Boots Alliance, Inc.                  2.70             11/18/2019               8,040
                                                                                                   ----------
                                                                                                       35,203
                                                                                                   ----------
              HOUSEHOLD PRODUCTS (0.2%)
     10,000   Church & Dwight Co., Inc.                       2.45             12/15/2019              10,043
                                                                                                   ----------
              HYPERMARKETS & SUPER CENTERS (0.2%)
     10,000   Costco Wholesale Corp.                          0.65             12/07/2015              10,005
                                                                                                   ----------
              PACKAGED FOODS & MEAT (1.3%)
     13,590   ConAgra Foods, Inc.                             1.30              1/25/2016              13,612
      7,000   JM Smucker Co.                                  1.75              3/15/2018               7,017
      5,000   JM Smucker Co.                                  2.50              3/15/2020               5,002
      5,000   Kraft Foods Group, Inc.                         2.25              6/05/2017               5,066
     15,000   Kraft Heinz Foods Co. (b)                       2.00              7/02/2018              15,054
      5,000   Mead Johnson Nutrition Co.                      3.00             11/15/2020               5,026
                                                                                                   ----------
                                                                                                       50,777
                                                                                                   ----------
              SOFT DRINKS (0.0%)
      1,000   Coca-Cola Co.                                   1.80              9/01/2016               1,011
                                                                                                   ----------
              TOBACCO (0.4%)
      5,000   Reynolds American, Inc. (b)                     2.30              8/21/2017               5,071
     10,000   Reynolds American, Inc.                         2.30              6/12/2018              10,151
                                                                                                   ----------
                                                                                                       15,222
                                                                                                   ----------
              Total Consumer Staples                                                                  130,296
                                                                                                   ----------
              ENERGY (6.7%)
              -------------
              INTEGRATED OIL & GAS (0.4%)
     15,000   ConocoPhillips Co.                              1.50              5/15/2018              14,994
                                                                                                   ----------
              OIL & GAS DRILLING (0.5%)
      5,000   Nabors Industries, Inc.                         2.35              9/15/2016               4,976
      4,000   Noble Holding International Ltd.                2.50              3/15/2017               3,757
      5,000   Noble Holding International Ltd.                4.00              3/16/2018               4,599
      1,000   Noble Holding International Ltd.                4.90              8/01/2020                 860
      5,000   Transocean, Inc.                                5.55             12/15/2016               4,992
                                                                                                   ----------
                                                                                                       19,184
                                                                                                   ----------
              OIL & GAS EQUIPMENT & SERVICES (0.4%)
      9,093   Weatherford International Ltd.                  5.50              2/15/2016               9,093
      5,000   Weatherford International Ltd.                  6.00              3/15/2018               4,900
      3,215   Weatherford International Ltd.                  5.13              9/15/2020               2,753
                                                                                                   ----------
                                                                                                       16,746
                                                                                                   ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.8%)
     15,000   EQT Corp.                                       6.50              4/01/2018              16,063
      3,400   Murphy Oil Corp.                                2.50             12/01/2017               3,335
      7,000   Southwestern Energy Co.                         3.30              1/23/2018               6,874
      6,950   Southwestern Energy Co.                         4.05              1/23/2020               6,703
                                                                                                   ----------
                                                                                                       32,975
                                                                                                   ----------
              OIL & GAS REFINING & MARKETING (0.1%)
      5,000   Phillips 66                                     2.95              5/01/2017               5,115
                                                                                                   ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)         SECURITY                                        RATE              MATURITY                (000)
-------------------------------------------------------------------------------------------------------------
              OIL & GAS STORAGE & TRANSPORTATION (4.5%)
$     5,000   Boardwalk Pipelines, LLC                        5.50%             2/01/2017          $    5,121
      5,040   Boardwalk Pipelines, LLC                        5.75              9/15/2019               5,208
      3,310   Colorado Interstate Gas Co., LLC                6.80             11/15/2015               3,316
      5,000   Columbia Pipeline Group, Inc. (b)               2.45              6/01/2018               5,010
     10,000   Columbia Pipeline Group, Inc. (b)               3.30              6/01/2020               9,985
      7,150   Copano Energy, LLC                              7.13              4/01/2021               7,445
      5,000   DCP Midstream, LLC (b)                          5.35              3/15/2020               4,665
      5,000   DCP Midstream, LLC (b)                          4.75              9/30/2021               4,450
      2,000   Enbridge Energy Partners, LP                    9.88              3/01/2019               2,376
     11,400   Enbridge Energy Partners, LP                    8.05             10/01/2077              10,402
      5,000   Energy Transfer Partners, LP                    2.50              6/15/2018               4,946
      1,000   Energy Transfer Partners, LP                    9.70              3/15/2019               1,185
      5,000   Energy Transfer Partners, LP                    4.15             10/01/2020               5,020
     12,000   Energy Transfer Partners, LP                    3.32 (c)         11/01/2066               8,460
     10,000   Enterprise Products Operating, LLC              1.65              5/07/2018               9,929
      7,000   Enterprise Products Operating, LLC              2.55             10/15/2019               6,982
     10,000   Enterprise Products Operating, LLC              7.03              1/15/2068              10,587
      5,000   Gulfstream Natural Gas System, LLC (b)          6.95              6/01/2016               5,142
        958   Kern River Funding Corp. (b)                    6.68              7/31/2016                 987
      3,396   Kern River Funding Corp. (b)                    4.89              4/30/2018               3,557
      5,000   Kinder Morgan Energy Partners, LP               4.10             11/15/2015               5,004
      5,000   Kinder Morgan Energy Partners, LP               3.50              3/01/2016               5,036
      5,000   Kinder Morgan, Inc.                             2.00             12/01/2017               4,899
      4,000   NGPL PipeCo, LLC (b)                            7.12             12/15/2017               3,720
     16,968   NuStar Logistics, LP                            8.15              4/15/2018              18,156
      5,000   ONEOK Partners, LP                              3.80              3/15/2020               5,039
     10,000   Plains All American Pipeline, LP                2.60             12/15/2019               9,810
     12,000   Sabine Pass LNG, LP                             7.50             11/30/2016              12,442
      5,000   Spectra Energy Partners, LP                     2.95              6/15/2016               5,055
      1,000   Tennessee Gas Pipeline Co., LLC                 8.00              2/01/2016               1,016
                                                                                                   ----------
                                                                                                      184,950
                                                                                                   ----------
              Total Energy                                                                            273,964
                                                                                                   ----------
              FINANCIALS (15.8%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
      7,000   Ares Capital Corp.                              5.75              2/01/2016               7,061
     10,000   FS Investment Corp.                             4.00              7/15/2019              10,072
      5,000   State Street Corp.                              1.35              5/15/2018               4,989
                                                                                                   ----------
                                                                                                       22,122
                                                                                                   ----------
              CONSUMER FINANCE (0.6%)
     15,000   Capital One Financial Corp.                     1.00             11/06/2015              15,000
      5,000   Capital One, N.A.                               1.50              9/05/2017               4,977
      5,000   Discover Bank                                   3.10              6/04/2020               5,064
                                                                                                   ----------
                                                                                                       25,041
                                                                                                   ----------
              DIVERSIFIED BANKS (1.5%)
      7,000   Bank of America, N.A.                           6.10              6/15/2017               7,474
      5,000   Citigroup, Inc.                                 4.45              1/10/2017               5,189
     10,000   Citigroup, Inc.                                 1.55              8/14/2017              10,000
      5,000   Citigroup, Inc.                                 1.85             11/24/2017               5,018
     10,000   Comerica Bank                                   2.50              6/02/2020              10,007
      2,000   JPMorgan Chase & Co.                            0.95 (c)          2/26/2016               2,002
      5,000   JPMorgan Chase & Co.                            1.35              2/15/2017               5,010
     14,000   U.S. Bancorp                                    3.44              2/01/2016              14,091
                                                                                                   ----------
                                                                                                       58,791
                                                                                                   ----------
              INVESTMENT BANKING & BROKERAGE (0.4%)
     10,000   Goldman Sachs Group, Inc.                       5.35              1/15/2016              10,098
      5,000   Goldman Sachs Group, Inc.                       3.63              2/07/2016               5,039
                                                                                                   ----------
                                                                                                       15,137
                                                                                                   ----------

================================================================================

3  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)         SECURITY                                        RATE              MATURITY                (000)
-------------------------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (1.7%)
$     5,000   MetLife Global Funding I (b)                    3.65%             6/14/2018          $    5,253
     10,000   New York Life Global Funding (b)                1.30             10/30/2017              10,006
     20,000   New York Life Global Funding (b)                1.30              4/27/2018              19,953
     11,800   Protective Life Corp.                           6.40              1/15/2018              12,865
      5,000   Reliance Standard Life Global Funding II (b)    2.15             10/15/2018               4,997
     16,400   TIAA Asset Management Finance, LLC (b)          2.95             11/01/2019              16,621
                                                                                                   ----------
                                                                                                       69,695
                                                                                                   ----------
              MULTI-LINE INSURANCE (0.3%)
      2,545   Glen Meadow Pass-Through Trust (b)              6.51              2/12/2067               2,208
      9,000   MassMutual Global Funding, LLC (b)              2.10              8/02/2018               9,115
                                                                                                   ----------
                                                                                                       11,323
                                                                                                   ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
      4,287   AWAS Finance Luxembourg 2012 S.A. (a)           3.50              7/16/2018               4,283
      7,000   Countrywide Financial Corp.                     6.25              5/15/2016               7,188
      3,959   Receipts on Corporate Securities Trust          6.50              8/01/2017               4,156
                                                                                                   ----------
                                                                                                       15,627
                                                                                                   ----------
              PROPERTY & CASUALTY INSURANCE (2.0%)
     12,000   Allstate Corp.                                  6.13              5/15/2067              12,082
     22,016   Chubb Corp.                                     6.38              3/29/2067              21,190
     12,420   Oil Insurance Ltd. (b)                          3.31 (c)                  -(e)           11,054
     15,080   Progressive Corp.                               6.70              6/15/2067              15,231
     19,126   Sirius International Group (b)                  6.38              3/20/2017              19,916
                                                                                                   ----------
                                                                                                       79,473
                                                                                                   ----------
              REGIONAL BANKS (4.3%)
      8,000   Allfirst Preferred Capital Trust                1.82 (c)          7/15/2029               6,900
     13,000   Associated Banc-Corp.                           2.75             11/15/2019              13,099
      2,000   BB&T Corp.                                      3.95              4/29/2016               2,032
      8,000   BB&T Corp.                                      1.20 (c)          6/15/2018               8,050
     10,000   Compass Bank                                    1.85              9/29/2017               9,962
      4,000   Compass Bank                                    6.40             10/01/2017               4,284
      5,000   Compass Bank                                    2.75              9/29/2019               4,964
      5,000   Cullen/Frost Bankers, Inc.                      0.85 (c)          2/15/2017               4,962
      4,165   Fifth Third Bancorp                             3.63              1/25/2016               4,193
      3,000   Fifth Third Bancorp                             0.77 (c)         12/20/2016               2,985
      3,806   Fifth Third Bancorp                             4.50              6/01/2018               4,030
      1,000   First Horizon National Corp.                    5.38             12/15/2015               1,005
      5,000   First Niagara Financial Group, Inc.             6.75              3/19/2020               5,643
     15,000   First Republic Bank                             2.38              6/17/2019              14,985
      5,247   First Tennessee Bank, N.A.                      5.65              4/01/2016               5,330
      8,500   Fulton Financial Corp.                          5.75              5/01/2017               8,915
     10,000   Huntington National Bank                        1.35              8/02/2016              10,020
      5,000   Huntington National Bank                        1.38              4/24/2017               4,984
      5,000   Manufacturers & Traders Trust Co.               1.25              1/30/2017               5,003
     10,000   MUFG Americas Holdings Corp.                    2.25              2/10/2020               9,932
      5,000   MUFG Union Bank, N.A.                           2.13              6/16/2017               5,053
      5,000   MUFG Union Bank, N.A.                           2.63              9/26/2018               5,087
      9,500   People's United Financial, Inc.                 3.65             12/06/2022               9,413
     10,000   Regions Bank of Birmingham                      2.25              9/14/2018              10,042
     10,000   Santander Holdings USA, Inc.                    2.65              4/17/2020               9,900
      4,900   Zions Bancorp                                   5.50             11/16/2015               4,903
                                                                                                   ----------
                                                                                                      175,676
                                                                                                   ----------
              REINSURANCE (0.0%)
      1,250   Alterra USA Holdings Ltd. (b)                   7.20              4/14/2017               1,330
                                                                                                   ----------
              REITs - DIVERSIFIED (0.2%)
      8,333   ARC Properties Operating Partnership, LP (a)    2.30              6/30/2018               8,083
                                                                                                   ----------
              REITs - HEALTH CARE (0.6%)
      5,000   Health Care REIT, Inc.                          3.63              3/15/2016               5,051

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)         SECURITY                                        RATE              MATURITY                (000)
-------------------------------------------------------------------------------------------------------------
$     2,505   Health Care REIT, Inc.                          4.13%             4/01/2019          $    2,642
      2,950   Nationwide Health Properties, Inc.              6.90             10/01/2037               3,712
      8,510   Senior Housing Properties Trust                 4.30              1/15/2016               8,515
      3,000   Ventas Realty, LP                               4.00              4/30/2019               3,145
                                                                                                   ----------
                                                                                                       23,065
                                                                                                   ----------
              REITs - HOTEL & RESORT (0.2%)
      8,080   Hospitality Properties Trust                    5.63              3/15/2017               8,422
                                                                                                   ----------
              REITs - INDUSTRIAL (0.2%)
      7,300   First Industrial, LP                            5.95              5/15/2017               7,718
                                                                                                   ----------
              REITs - OFFICE (1.0%)
      7,000   BioMed Realty, LP                               3.85              4/15/2016               7,059
      9,000   Boston Properties, LP (f)                       3.70             11/15/2018               9,407
      4,000   Equity Commonwealth                             6.25              8/15/2016               4,049
      3,700   Equity Commonwealth                             6.25              6/15/2017               3,855
      7,000   Mack-Cali Realty, LP                            2.50             12/15/2017               7,051
      7,680   Reckson Operating Partnership, LP               6.00              3/31/2016               7,816
                                                                                                   ----------
                                                                                                       39,237
                                                                                                   ----------
              REITs - RESIDENTIAL (0.6%)
     11,664   AvalonBay Communities, Inc.                     5.70              3/15/2017              12,287
      2,780   ERP Operating, LP                               5.38              8/01/2016               2,867
      8,425   Essex Portfolio, LP                             5.50              3/15/2017               8,839
      2,000   UDR, Inc.                                       5.25              1/15/2016               2,014
                                                                                                   ----------
                                                                                                       26,007
                                                                                                   ----------
              REITs - RETAIL (0.7%)
      4,000   Kimco Realty Corp.                              5.58             11/23/2015               4,010
      5,749   National Retail Properties, Inc.                6.15             12/15/2015               5,780
     11,355   Realty Income Corp.                             2.00              1/31/2018              11,414
      7,000   Simon Property Group, LP                        6.13              5/30/2018               7,706
                                                                                                   ----------
                                                                                                       28,910
                                                                                                   ----------
              REITs - SPECIALIZED (0.3%)
     10,000   American Tower Corp.                            3.40              2/15/2019              10,344
      3,990   Communications Sales & Leasing, Inc. (a)        5.00             10/24/2022               3,777
                                                                                                   ----------
                                                                                                       14,121
                                                                                                   ----------
              SPECIALIZED FINANCE (0.1%)
      5,000   McGraw Hill Financial, Inc. (b)                 2.50              8/15/2018               5,045
                                                                                                   ----------
              THRIFTS & MORTGAGE FINANCE (0.2%)
      8,600   Chittenden Corp.                                0.99 (c)          2/14/2017               8,542
                                                                                                   ----------
              Total Financials                                                                        643,365
                                                                                                   ----------
              HEALTH CARE (2.2%)
              ------------------
              BIOTECHNOLOGY (0.8%)
     10,000   AbbVie, Inc.                                    1.06 (c)         11/06/2015              10,000
      5,000   AbbVie, Inc.                                    1.75             11/06/2017               5,050
     10,000   AbbVie, Inc.                                    1.80              5/14/2018              10,014
      8,000   Baxalta, Inc. (b)                               2.00              6/22/2018               7,983
                                                                                                   ----------
                                                                                                       33,047
                                                                                                   ----------
              HEALTH CARE EQUIPMENT (0.4%)
     10,000   Becton Dickinson and Co.                        1.45              5/15/2017              10,001
      5,000   Medtronic, Inc.                                 2.50              3/15/2020               5,082
                                                                                                   ----------
                                                                                                       15,083
                                                                                                   ----------
              HEALTH CARE SERVICES (0.1%)
      5,000   Express Scripts Holding Co.                     2.65              2/15/2017               5,072
                                                                                                   ----------
              PHARMACEUTICALS (0.9%)
      5,000   Actavis Funding SCS                             2.35              3/12/2018               5,027

================================================================================

5  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)         SECURITY                                        RATE              MATURITY                (000)
-------------------------------------------------------------------------------------------------------------
$     5,000   Actavis Funding SCS                             3.00%             3/12/2020          $    5,029
     10,000   Mallinckrodt International Finance S.A.         3.50              4/15/2018               9,738
      5,970   Valeant Pharmaceuticals International, Inc. (a) 3.50              2/13/2019               5,580
        853   Valeant Pharmaceuticals International, Inc. (a) 3.75             12/11/2019                 799
     11,278   Zoetis, Inc.                                    1.88              2/01/2018              11,231
                                                                                                   ----------
                                                                                                       37,404
                                                                                                   ----------
              Total Health Care                                                                        90,606
                                                                                                   ----------
              INDUSTRIALS (5.8%)
              ------------------
              AEROSPACE & DEFENSE (0.3%)
      5,000   L-3 Communications Corp.                        3.95             11/15/2016               5,103
      3,486   TransDigm, Inc. (a)                             3.75              2/28/2020               3,445
      5,000   United Technologies Corp.                       1.80              6/01/2017               5,061
                                                                                                   ----------
                                                                                                       13,609
                                                                                                   ----------
              AIR FREIGHT & LOGISTICS (0.4%)
     10,000   FedEx Corp.                                     2.30              2/01/2020              10,103
      1,302   FedEx Corp. Pass-Through Trust (b)              2.63              1/15/2018               1,312
      2,890   FedEx Corp. Pass-Through Trust                  6.85              7/15/2020               3,107
                                                                                                   ----------
                                                                                                       14,522
                                                                                                   ----------
              AIRLINES (2.1%)
        506   America West Airlines, Inc. Pass-Through Trust  7.12              7/02/2018                 529
      6,361   American Airlines 2014-1 Class B Pass-Through
                 Trust                                        4.38              4/01/2024               6,401
      5,000   American Airlines 2015-2 Class B Pass-Through
                 Trust                                        4.40              3/22/2025               4,988
     14,800   Aviation Capital Group Corp. (b)                3.88              9/27/2016              15,003
      2,745   Continental Airlines 1998-1 Class A Pass-
                 Through Trust                                6.65              3/15/2019               2,831
      9,014   Continental Airlines, Inc. Pass-Through Trust   5.50              4/29/2022               9,296
     10,000   Delta Air Lines 2010-1 Class B Pass-Through
                 Trust (b)                                    6.38              7/02/2017              10,088
     20,000   Delta Air Lines 2010-2 Class B Pass-Through
                 Trust (b)                                    6.75              5/23/2017              20,075
      1,183   United Airlines, Inc. Pass-Through Trust        9.75              7/15/2018               1,264
      1,570   United Airlines, Inc. Pass-Through Trust        4.63              3/03/2024               1,568
      4,115   US Airways Group, Inc. Pass-Through Trust       8.50             10/22/2018               4,326
      1,098   US Airways Group, Inc. Pass-Through Trust (INS) 7.08              9/20/2022               1,187
      4,900   US Airways, Inc. (a)                            3.00             11/23/2016               4,900
      4,900   US Airways, Inc. (a)                            3.50              5/23/2019               4,886
                                                                                                   ----------
                                                                                                       87,342
                                                                                                   ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.5%)
      2,000   CNH Industrial Capital, LLC                     3.88             11/01/2015               2,000
      3,000   CNH Industrial Capital, LLC                     3.63              4/15/2018               3,023
      4,583   CNH Industrial Capital, LLC                     3.38              7/15/2019               4,531
      9,875   Terex Corp. (a)                                 3.50              8/13/2021               9,826
                                                                                                   ----------
                                                                                                       19,380
                                                                                                   ----------
              INDUSTRIAL CONGLOMERATES (0.5%)
      6,000   General Electric Capital Corp.                  0.93 (c)         12/11/2015               6,003
      3,000   General Electric Capital Corp.                  0.52 (c)          1/08/2016               3,001
     10,000   General Electric Capital Corp., 3.00%,
                 11/14/2015 (g)                               3.00             11/14/2027               9,999
                                                                                                   ----------
                                                                                                       19,003
                                                                                                   ----------
              RAILROADS (0.2%)
     10,000   TTX Co. (b)                                     5.40              2/15/2016              10,105
                                                                                                   ----------
              TRADING COMPANIES & DISTRIBUTORS (0.7%)
      3,415   Air Lease Corp.                                 4.50              1/15/2016               3,437
     10,000   International Lease Finance Corp.               2.29 (c)          6/15/2016              10,006

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)         SECURITY                                        RATE              MATURITY                (000)
-------------------------------------------------------------------------------------------------------------
$    13,000   International Lease Finance Corp. (b)           7.13%             9/01/2018          $   14,430
                                                                                                   ----------
                                                                                                       27,873
                                                                                                   ----------
              TRUCKING (1.1%)
      5,000   ERAC USA Finance, LLC (b)                       1.40              4/15/2016               5,006
      5,000   ERAC USA Finance, LLC (b)                       2.75              3/15/2017               5,091
      3,000   ERAC USA Finance, LLC (b)                       6.38             10/15/2017               3,262
     10,000   Penske Truck Leasing Co., LP / PTL Finance
                 Corp. (b)                                    2.50              3/15/2016              10,051
      4,970   Penske Truck Leasing Co., LP / PTL Finance
                 Corp. (b)                                    3.38              3/15/2018               5,088
     14,000   Penske Truck Leasing Co., LP / PTL Finance
                 Corp. (b)                                    2.88              7/17/2018              14,180
                                                                                                   ----------
                                                                                                       42,678
                                                                                                   ----------
              Total Industrials                                                                       234,512
                                                                                                   ----------
              INFORMATION TECHNOLOGY (1.5%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.3%)
      5,000   Harris Corp.                                    2.70              4/27/2020               4,918
      5,000   QUALCOMM, Inc.                                  2.25              5/20/2020               4,977
                                                                                                   ----------
                                                                                                        9,895
                                                                                                   ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
     10,000   Total System Services, Inc.                     2.38              6/01/2018              10,000
      6,650   Xerox Corp.                                     6.40              3/15/2016               6,769
      3,000   Xerox Corp.                                     2.95              3/15/2017               3,032
                                                                                                   ----------
                                                                                                       19,801
                                                                                                   ----------
              ELECTRONIC COMPONENTS (0.1%)
      5,000   Amphenol Corp.                                  2.55              1/30/2019               5,114
                                                                                                   ----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
      3,000   FLIR Systems, Inc. (f)                          3.75              9/01/2016               3,057
                                                                                                   ----------
              ELECTRONIC MANUFACTURING SERVICES (0.4%)
     16,892   Molex Electronics Technologies, LLC (b)         2.88              4/15/2020              16,522
                                                                                                   ----------
              TECHNOLOGY DISTRIBUTORS (0.1%)
      5,000   Tech Data Corp.                                 3.75              9/21/2017               5,143
                                                                                                   ----------
              Total Information Technology                                                             59,532
                                                                                                   ----------
              MATERIALS (1.0%)
              ----------------
              ALUMINUM (0.1%)
      5,046   Alcoa, Inc.                                     6.75              7/15/2018               5,589
                                                                                                   ----------
              CONSTRUCTION MATERIALS (0.3%)
      3,597   CRH America, Inc.                               4.13              1/15/2016               3,619
     10,000   Martin Marietta Materials, Inc.                 1.43 (c)          6/30/2017               9,936
                                                                                                   ----------
                                                                                                       13,555
                                                                                                   ----------
              DIVERSIFIED METALS & MINING (0.4%)
      3,000   Freeport-McMoRan, Inc.                          2.30             11/14/2017               2,831
      7,625   Freeport-McMoRan, Inc. (a)                      1.94              5/31/2018               6,901
      5,000   Freeport-McMoRan, Inc.                          3.10              3/15/2020               4,419
                                                                                                   ----------
                                                                                                       14,151
                                                                                                   ----------
              SPECIALTY CHEMICALS (0.2%)
      6,000   Albemarle Corp.                                 3.00             12/01/2019               5,997
                                                                                                   ----------
              Total Materials                                                                          39,292
                                                                                                   ----------
              TELECOMMUNICATION SERVICES (1.9%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.5%)
        500   AT&T, Inc.                                      0.70 (c)          2/12/2016                 500

================================================================================

7  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)         SECURITY                                        RATE              MATURITY                (000)
-------------------------------------------------------------------------------------------------------------
$    25,000   AT&T, Inc.                                      2.45%             6/30/2020          $   24,783
      5,000   Centel Capital Corp.                            9.00             10/15/2019               5,806
      3,600   CenturyLink, Inc.                               6.45              6/15/2021               3,645
      2,500   Frontier Communications Corp. (b)               8.88              9/15/2020               2,601
     12,344   Verizon Communications, Inc.                    2.50              9/15/2016              12,515
     10,000   Verizon Communications, Inc.                    1.35              6/09/2017              10,015
                                                                                                   ----------
                                                                                                       59,865
                                                                                                   ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.4%)
     11,250   CC Holdings GS V, LLC / Crown Castle GS III
                 Corp                                         2.38             12/15/2017              11,334
      4,770   Grain Spectrum Funding, LLC (b)                 4.00             10/10/2018               4,863
                                                                                                   ----------
                                                                                                       16,197
                                                                                                   ----------
              Total Telecommunication Services                                                         76,062
                                                                                                   ----------
              UTILITIES (4.6%)
              ----------------
              ELECTRIC UTILITIES (2.9%)
      8,000   Duke Energy Corp.                               2.10              6/15/2018               8,102
      6,700   Entergy Corp.                                   4.70              1/15/2017               6,901
     10,000   Eversource Energy                               1.60              1/15/2018               9,964
     15,000   Exelon Corp.                                    1.55              6/09/2017              14,985
      7,000   FirstEnergy Corp.                               2.75              3/15/2018               7,018
     12,000   IPALCO Enterprises, Inc.                        5.00              5/01/2018              12,720
      7,000   IPALCO Enterprises, Inc. (b)                    3.45              7/15/2020               6,948
     10,000   NextEra Energy Capital Holding, Inc.            1.59              6/01/2017              10,000
     10,000   NextEra Energy Capital Holding, Inc.            2.06              9/01/2017              10,053
      7,000   Otter Tail Corp.                                9.00             12/15/2016               7,559
      9,000   PPL Energy Supply, LLC                          6.20              5/15/2016               9,100
      1,863   Tri-State Generation & Transmission
                 Association Pass-Through Trust (b)           6.04              1/31/2018               1,919
     10,000   Xcel Energy, Inc.                               1.20              6/01/2017               9,971
                                                                                                   ----------
                                                                                                      115,240
                                                                                                   ----------
              GAS UTILITIES (0.3%)
        603   Alliance Pipeline, LP (b)                       7.00             12/31/2019                 654
     13,000   Gulfstream Natural Gas System, LLC (b)          5.56             11/01/2015              13,000
                                                                                                   ----------
                                                                                                       13,654
                                                                                                   ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.9%)
      7,975   Exelon Generation Co., LLC                      4.00             10/01/2020               8,323
      9,755   NRG Energy, Inc. (a)                            2.75              7/02/2018               9,509
     10,000   Southern Power Co.                              1.50              6/01/2018               9,859
     10,000   Southern Power Co.                              2.38              6/01/2020               9,760
                                                                                                   ----------
                                                                                                       37,451
                                                                                                   ----------
              MULTI-UTILITIES (0.5%)
     11,100   Integrys Holding, Inc.                          6.11             12/01/2066               9,340
     10,000   Sempra Energy                                   2.40              3/15/2020               9,950
                                                                                                   ----------
                                                                                                       19,290
                                                                                                   ----------
              Total Utilities                                                                         185,635
                                                                                                   ----------
              Total Corporate Obligations (cost: $1,872,651)                                        1,863,412
                                                                                                   ----------
              EURODOLLAR AND YANKEE OBLIGATIONS (16.8%)

              CONSUMER DISCRETIONARY (0.9%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.9%)
      5,000   Daimler Finance, N.A., LLC (b)                  1.88              1/11/2018               4,989
     10,000   Hyundai Capital America (b)                     1.88              8/09/2016              10,032
      2,000   Hyundai Capital America (b)                     1.45              2/06/2017               1,992
      7,800   Hyundai Capital Services, Inc. (b)              1.14 (c)          3/18/2017               7,782

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)         SECURITY                                        RATE              MATURITY                (000)
-------------------------------------------------------------------------------------------------------------
$    13,235   Nissan Motor Acceptance Corp. (b)               0.88% (c)         3/03/2017          $   13,217
                                                                                                   ----------
                                                                                                       38,012
                                                                                                   ----------
              Total Consumer Discretionary                                                             38,012
                                                                                                   ----------
              CONSUMER STAPLES (1.0%)
              -----------------------
              BREWERS (0.4%)
      5,000   SABMiller Holdings, Inc. (b)                    2.45              1/15/2017               5,059
      9,530   SABMiller Holdings, Inc. (b)                    2.20              8/01/2018               9,553
                                                                                                   ----------
                                                                                                       14,612
                                                                                                   ----------
              DISTILLERS & VINTNERS (0.1%)
      5,000   Pernod Ricard S.A. (b)                          2.95              1/15/2017               5,079
                                                                                                   ----------
              TOBACCO (0.5%)
      5,000   B.A.T. International Finance plc (b)            2.13              6/07/2017               5,054
      7,000   Imperial Tobacco Finance plc (b)                2.05              7/20/2018               7,007
     10,000   Imperial Tobacco Finance plc (b)                2.95              7/21/2020              10,059
                                                                                                   ----------
                                                                                                       22,120
                                                                                                   ----------
              Total Consumer Staples                                                                   41,811
                                                                                                   ----------
              ENERGY (1.7%)
              -------------
              INTEGRATED OIL & GAS (1.1%)
      8,000   BP Capital Markets plc                          1.63              8/17/2017               8,040
     12,820   Origin Energy Finance Ltd. (b)                  3.50             10/09/2018              12,584
     10,000   Petrobras Global Finance B.V.                   2.00              5/20/2016               9,880
     15,000   Shell International Finance B.V.                1.13              8/21/2017              15,021
                                                                                                   ----------
                                                                                                       45,525
                                                                                                   ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
      7,000   Canadian Natural Resources Ltd.                 0.70 (c)          3/30/2016               6,982
                                                                                                   ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.4%)
      7,500   Enbridge, Inc.                                  0.78 (c)          6/02/2017               7,369
      3,045   TransCanada PipeLines Ltd.                      0.75              1/15/2016               3,045
      6,000   TransCanada PipeLines Ltd.                      1.88              1/12/2018               6,021
                                                                                                   ----------
                                                                                                       16,435
                                                                                                   ----------
              Total Energy                                                                             68,942
                                                                                                   ----------
              FINANCIALS (8.6%)
              -----------------
              DIVERSIFIED BANKS (5.9%)
      5,000   Abbey National Treasury Services plc            2.35              9/10/2019               5,027
      5,000   ANZ New Zealand International Ltd. (b)          2.60              9/23/2019               5,051
      5,000   ANZ New Zealand International Ltd. (b)          2.85              8/06/2020               5,086
      6,000   Banco Santander Chile (b)                       1.92 (c)          1/19/2016               6,000
      4,000   Banco Santander Chile (b)                       1.22 (c)          4/11/2017               3,944
      5,000   Bank of Montreal (b)                            2.63              1/25/2017               5,025
     10,000   Bank of Montreal                                1.40              4/10/2018               9,942
      7,500   Barclays Bank plc (b)                           2.25              5/10/2017               7,604
      5,000   BPCE S.A.                                       1.63              2/10/2017               5,012
      2,000   Canadian Imperial Bank                          2.35             12/11/2015               2,004
      2,000   Commonwealth Bank of Australia (b)              2.25              3/16/2017               2,032
      5,000   DNB Bank ASA (b)                                3.20              4/03/2017               5,129
     27,855   Intesa Sanpaolo SpA                             3.13              1/15/2016              27,975
      5,000   Lloyds Bank plc                                 4.20              3/28/2017               5,205
      6,000   National Australia Bank of New York             0.90              1/20/2016               6,007
      7,000   National Australia Bank of New York             2.75              3/09/2017               7,155
     10,000   Nordea Bank AB (b)                              4.88              5/13/2021              10,790
     16,000   Rabobank Nederland                              0.82 (c)          3/18/2016              16,023
      5,000   Rabobank Nederland                              3.38              1/19/2017               5,135
      2,000   Royal Bank of Canada                            2.63             12/15/2015               2,005
     10,000   Royal Bank of Canada                            0.85              3/08/2016              10,015

================================================================================

9  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)         SECURITY                                        RATE              MATURITY                (000)
-------------------------------------------------------------------------------------------------------------
$    10,010   Royal Bank of Scotland Group plc                9.50%             3/16/2022          $   10,945
     10,000   Santander Bank, N.A.                            2.00              1/12/2018               9,963
     14,350   Santander Bank, N.A.                            8.75              5/30/2018              16,396
     19,000   Standard Chartered Bank (b)                     6.40              9/26/2017              20,469
      5,000   Standard Chartered plc (b)                      2.25              4/17/2020               4,928
      5,000   Svenska Handelsbanken AB                        2.88              4/04/2017               5,095
     10,000   Swedbank AB (b)                                 1.75              3/12/2018              10,031
      8,000   Toronto-Dominion Bank                           1.40              4/30/2018               7,972
                                                                                                   ----------
                                                                                                      237,965
                                                                                                   ----------
              DIVERSIFIED CAPITAL MARKETS (0.4%)
      5,000   Deutsche Bank AG London                         3.25              1/11/2016               5,026
     10,000   UBS Group Funding Ltd. (b)                      2.95              9/24/2020              10,016
                                                                                                   ----------
                                                                                                       15,042
                                                                                                   ----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.4%)
     16,756   Brookfield Asset Management, Inc.               5.80              4/25/2017              17,659
                                                                                                   ----------
              MULTI-LINE INSURANCE (0.5%)
     21,000   ZFS Finance USA Trust II (b)                    6.45             12/15/2065              21,409
                                                                                                   ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
      7,000   ING Bank N.V. (b)                               3.75              3/07/2017               7,217
      6,378   ING Bank N.V.                                   4.13             11/21/2023               6,566
      2,000   ING Capital Funding Trust III                   3.93 (c)                  -(e)            1,993
                                                                                                   ----------
                                                                                                       15,776
                                                                                                   ----------
              PROPERTY & CASUALTY INSURANCE (0.7%)
     12,000   QBE Insurance Group Ltd. (b)                    2.40              5/01/2018              12,054
     17,000   Suncorp-Metway Ltd. (b)                         1.70              3/28/2017              17,074
                                                                                                   ----------
                                                                                                       29,128
                                                                                                   ----------
              REITs - RETAIL (0.3%)
      5,000   Scentre Group Trust (b)                         2.38              4/28/2021               4,799
      7,000   WEA Finance, LLC (b)                            1.75              9/15/2017               6,981
                                                                                                   ----------
                                                                                                       11,780
                                                                                                   ----------
              Total Financials                                                                        348,759
                                                                                                   ----------
              INDUSTRIALS (1.9%)
              ------------------
              AIRLINES (0.9%)
     10,000   Air Canada Pass-Through Trust (b)               5.00              9/15/2020               9,773
     12,484   British Airways Pass-Through plc (b)            5.63             12/20/2021              13,030
     12,234   Virgin Australia Trust (b)                      5.00              4/23/2025              12,678
                                                                                                   ----------
                                                                                                       35,481
                                                                                                   ----------
              INDUSTRIAL CONGLOMERATES (0.3%)
      5,000   Hutchison Whampoa International Ltd. (b)        3.50              1/13/2017               5,118
      6,600   Hutchison Whampoa International Ltd. (b)        2.00             11/08/2017               6,637
                                                                                                   ----------
                                                                                                       11,755
                                                                                                   ----------
              MARINE (0.2%)
     10,000   A.P. Moeller-Maersk A/S (b)                     2.55              9/22/2019               9,965
                                                                                                   ----------
              RAILROADS (0.3%)
     10,000   Asciano Finance (b)                             5.00              4/07/2018              10,614
                                                                                                   ----------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
      8,000   AerCap Ireland Capital Ltd.                     2.75              5/15/2017               7,990
                                                                                                   ----------
              Total Industrials                                                                        75,805
                                                                                                   ----------
              INFORMATION TECHNOLOGY (0.3%)
              -----------------------------
              ELECTRONIC MANUFACTURING SERVICES (0.3%)
     10,000   Tyco Electronics Group S.A.                     0.52 (c)          1/29/2016              10,000
                                                                                                   ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)         SECURITY                                        RATE              MATURITY                (000)
-------------------------------------------------------------------------------------------------------------
              MATERIALS (2.2%)
              ----------------
              CONSTRUCTION MATERIALS (0.1%)
$     5,000   Holcim US Finance Sarl & Cie SCS (b)            6.00%            12/30/2019          $    5,616
                                                                                                   ----------
              DIVERSIFIED CHEMICALS (0.2%)
      8,550   Incitec Pivot Finance Ltd. (b)                  4.00             12/07/2015               8,573
                                                                                                   ----------
              DIVERSIFIED METALS & MINING (1.4%)
     10,000   Anglo American Capital plc (b)                  1.27 (c)          4/15/2016               9,952
      5,000   Anglo American Capital plc (b)                  2.63              9/27/2017               4,752
      5,000   Anglo American Capital plc (b)                  3.63              5/14/2020               4,379
     10,000   Glencore Finance Canada Ltd. (b)                2.70             10/25/2017               9,314
     10,000   Glencore Funding, LLC (b)                       1.70              5/27/2016               9,850
     17,000   Rio Tinto Finance USA plc                       1.17 (c)          6/17/2016              17,004
      1,746   Teck Resources Ltd. (f)                         3.15              1/15/2017               1,668
                                                                                                   ----------
                                                                                                       56,919
                                                                                                   ----------
              GOLD (0.3%)
     10,000   Barrick Gold Corp.                              2.50              5/01/2018               9,779
                                                                                                   ----------
              STEEL (0.2%)
      4,000   ArcelorMittal                                   5.25              2/25/2017               4,040
      4,500   ArcelorMittal                                   5.13              6/01/2020               4,336
                                                                                                   ----------
                                                                                                        8,376
                                                                                                   ----------
              Total Materials                                                                          89,263
                                                                                                   ----------
              TELECOMMUNICATION SERVICES (0.0%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.0%)
       225    Vodafone Group plc                              0.72 (c)          2/19/2016                 225
                                                                                                   ----------
              UTILITIES (0.2%)
              ----------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
     10,000   TransAlta Corp.                                 1.90              6/03/2017               9,881
                                                                                                   ----------
              Total Eurodollar and Yankee Obligations (cost: $681,839)                                682,698
                                                                                                   ----------
              ASSET-BACKED SECURITIES (10.2%)

              FINANCIALS (10.2%)
              ------------------
              ASSET-BACKED FINANCING (10.2%)
      3,027   Access Group, Inc.                              0.58 (c)          4/25/2029               2,997
        945   ACS Pass-Through Trust (b)                      0.50 (c)          6/14/2037                 915
      2,675   American Credit Acceptance Receivables
                 Trust (b)                                    1.43              8/12/2019               2,669
      1,886   AmeriCredit Automobile Receivables Trust        1.31             11/08/2017               1,887
      7,500   AmeriCredit Automobile Receivables Trust        1.93              8/08/2018               7,540
      2,400   AmeriCredit Automobile Receivables Trust        1.57              1/08/2019               2,404
      6,000   AmeriCredit Automobile Receivables Trust        2.09              2/08/2019               6,024
      6,947   ARL First, LLC (b)                              1.95 (c)         12/15/2042               6,995
      2,500   Avis Budget Rental Car Funding, LLC (b)         5.94              3/20/2017               2,521
      8,100   Avis Budget Rental Car Funding, LLC (b)         3.68             11/20/2017               8,198
     12,000   Avis Budget Rental Car Funding, LLC (b)         2.62              9/20/2019              12,128
     17,000   Babson CLO Ltd. (b)                             1.56 (c)          5/15/2023              16,980
      5,000   Bank of The West Auto Trust (b)                 1.65              3/16/2020               4,997
     10,000   Bank of The West Auto Trust (b)                 1.66              9/15/2020               9,979
      4,200   California Republic Auto Receivables Trust      2.30             12/16/2019               4,221
      9,425   California Republic Auto Receivables Trust      2.57             11/16/2020               9,465
      9,662   Capital One Multi-asset Execution Trust         0.48 (c)          1/15/2019               9,650
        923   CenterPoint Energy Transition Bond Co. III, LLC 4.19              2/01/2020                 938
      7,700   CIT Education Loan Trust (b)                    0.63 (c)          6/25/2042               6,330
     15,000   CIT Equipment Collateral (b)                    1.50             10/21/2019              14,958

================================================================================

11  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)         SECURITY                                        RATE              MATURITY                (000)
-------------------------------------------------------------------------------------------------------------
$     9,143   CNH Equipment Trust                             0.48%             8/15/2017          $    9,142
      6,000   CNH Equipment Trust                             1.27             11/16/2020               5,991
      5,500   CNH Equipment Trust                             2.14              8/15/2022               5,479
      2,535   College Loan Corp. Trust                        0.81 (c)          1/15/2037               2,186
      5,475   Collegiate Funding Services Education Loan

                 Trust                                        0.65 (c)          3/28/2035               4,951
      3,600   Credit Acceptance Auto Loan Trust (b)           1.83              4/15/2021               3,603
     13,000   Credit Acceptance Auto Loan Trust (b)           1.55             10/15/2021              12,968
      4,000   Credit Acceptance Auto Loan Trust (b)           2.29              4/15/2022               4,002
      5,000   Credit Acceptance Auto Loan Trust (b)           2.67              9/15/2022               5,025
      5,000   Drive Auto Receivables Trust "B" (b)            2.28              6/17/2019               5,010
      5,000   Drive Auto Receivables Trust "B" (b)            2.23              9/16/2019               4,997
      7,500   Dryden Senior Loan Fund (b)                     1.82 (c)          4/15/2027               7,463
      4,816   Element Rail Leasing I, LLC (b)                 2.30              4/19/2044               4,783
     10,000   Enterprise Fleet Financing, LLC (b)             1.59              2/22/2021               9,971
        885   Exeter Automobile Receivables Trust (b)         1.29              5/15/2018                 885
      7,000   Exeter Automobile Receivables Trust (b)         3.09              7/16/2018               7,020
        587   Exeter Automobile Receivables Trust (b)         1.06              8/15/2018                 585
      1,000   Exeter Automobile Receivables Trust (b)         2.42              1/15/2019               1,001
      4,413   First Investors Auto Owner Trust (b)            0.86              8/15/2018               4,410
      8,750   First Investors Auto Owner Trust (b)            3.04              8/15/2018               8,833
      5,000   First Investors Auto Owner Trust (b)            1.49              6/15/2020               4,987
      3,998   GE Equipment Midticket, LLC                     0.64              4/24/2017               3,996
      4,180   GE Equipment Transportation, LLC                0.90              3/24/2021               4,178
      1,000   GE Equipment Transportation, LLC                1.48              8/23/2022                 999
     13,127   Hertz Vehicle Financing, LLC (b)                3.74              2/25/2017              13,191
     10,000   Hertz Vehicle Financing, LLC (b)                1.86              8/25/2017               9,962
     10,500   Hertz Vehicle Financing, LLC (b)                2.96              9/25/2019              10,481
      3,000   Huntington Auto Trust "C"                       2.15              6/15/2021               2,983
      3,721   Iowa Student Loan Liquidity Corp.               0.68 (c)          9/25/2037               3,189
     15,000   Marine Park CLO Ltd. (b)                        1.60 (c)         10/12/2023              14,978
     10,000   MMAF Equipment Finance, LLC (b)                 1.93              7/16/2021              10,040
        199   MMAF Equipment Finance, LLC (b)                 3.51              1/15/2030                 199
      1,655   Nelnet Student Loan Trust                       0.60 (c)          9/22/2037               1,482
      3,424   Prestige Auto Receivables Trust (b)             0.97              3/15/2018               3,422
      5,000   Prestige Auto Receivables Trust (b)             1.52              4/15/2020               4,999
      6,000   Prestige Auto Receivables Trust "B" (b)         1.74              5/15/2019               6,027
      3,025   Santander Drive Auto Receivables Trust          1.95              3/15/2019               3,042
      8,000   Santander Drive Auto Receivables Trust          1.45              5/15/2019               8,003
      4,500   Santander Drive Auto Receivables Trust          2.73             10/15/2019               4,499
      5,000   SBA Tower Trust (b)                             2.90             10/15/2044               4,984
      5,577   SLC Student Loan Trust                          0.62 (c)          7/15/2036               5,372
      8,000   SLC Student Loan Trust                          0.77 (c)          7/15/2036               6,910
      6,278   SLM Student Loan Trust                          0.70 (c)          1/27/2025               6,044
      1,119   SLM Student Loan Trust                          0.87 (c)         10/25/2038                 982
      5,000   Suntrust Auto Receivables Trust "B" (b)         2.20              2/15/2021               5,045
      8,000   Suntrust Auto Receivables Trust "C" (b)         2.50              4/15/2021               8,121
      7,500   TCF Auto Receivables Owner Trust "B" (b)        2.49              4/15/2021               7,529
      5,427   Trinity Rail Leasing, LP (b)                    2.27              1/15/2043               5,352
      8,753   Trip Rail Master Funding, LLC (b)               2.86              4/15/2044               8,827
      1,260   Westlake Automobile Receivables Trust (b)       2.24              4/15/2020               1,255
      5,150   Westlake Automobile Receivables Trust (b)       2.45              1/15/2021               5,105
                                                                                                   ----------
                                                                                                      416,284
                                                                                                   ----------
              Total Financials                                                                        416,284
                                                                                                   ----------
              Total Asset-Backed Securities (cost: $417,234)                                          416,284
                                                                                                   ----------
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

              FINANCIALS (0.1%)
              -----------------
      4,072   Sequoia Mortgage Trust (b) (cost: $4,134)       3.00 (c)          5/25/2043               4,031
                                                                                                   ----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)         SECURITY                                        RATE              MATURITY                (000)
-------------------------------------------------------------------------------------------------------------
              COMMERCIAL MORTGAGE SECURITIES (7.1%)

              FINANCIALS (7.1%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (5.3%)
$       647   Banc of America Commercial Mortgage, Inc.       5.34%            11/10/2042          $      647
        717   Banc of America Commercial Mortgage, Inc.       4.73              7/10/2043                 717
      5,000   Banc of America Commercial Mortgage, Inc.       5.36             10/10/2045               5,092
      8,578   Banc of America Commercial Mortgage, Inc.       5.63              7/10/2046               8,690
      2,400   Banc of America Commercial Mortgage, Inc.       5.68              7/10/2046               2,470
     10,000   Banc of America Commercial Mortgage, Inc.       6.26              2/10/2051              10,804
     10,000   Barclays Commercial Mortgage Securities,
                 LLC (b)                                      1.80              2/15/2028               9,905
      1,187   Chase Commercial Mortgage Securities Corp. (b)  6.56              5/18/2030               1,198
      4,861   Citigroup Commercial Mortgage Trust             1.39              7/10/2047               4,847
      2,000   Citigroup Commercial Mortgage Trust             5.79              3/15/2049               2,040
     20,000   Citigroup Commercial Mortgage Trust             5.79              3/15/2049              20,296
      2,700   Citigroup Commercial Mortgage Trust             5.79              3/15/2049               2,719
      1,491   Citigroup/Deutsche Bank Commercial Mortgage
                 Trust                                        5.26              7/15/2044               1,490
      4,300   Commercial Mortgage Trust (b)                   1.79              2/13/2032               4,282
      2,540   Credit Suisse Commercial Mortgage Trust         5.82              6/15/2038               2,559
      3,889   Credit Suisse Commercial Mortgage Trust         5.38              2/15/2040               4,014
      9,225   DB-UBS Mortgage Trust                           3.64              8/10/2044               9,291
      2,013   DB-UBS Mortgage Trust (b)                       3.74             11/10/2046               2,023
      8,090   Greenwich Capital Commercial Funding Corp.      5.82              7/10/2038               8,265
        174   GS Mortgage Securities Corp. II                 5.55              4/10/2038                 174
      5,000   GS Mortgage Securities Corp. II                 2.54              1/10/2045               5,052
     10,000   GS Mortgage Securities Corp. II                 2.32              5/10/2045              10,113
      8,980   GS Mortgage Securities Trust                    5.55              4/10/2038               9,001
      7,034   GS Mortgage Securities Trust                    1.21              7/10/2046               7,029
        791   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                             5.12              7/15/2041                 792
        480   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                             5.04             10/15/2042                 480
     10,741   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                             5.30              1/12/2043              10,733
        182   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                             5.79              6/12/2043                 182
      1,688   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                             5.81              6/12/2043               1,706
        242   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                             5.52              5/12/2045                 243
        119   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                             5.37              5/15/2045                 119
      1,650   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp. (b)                         4.11              7/15/2046               1,736
     11,653   LB Commercial Mortgage Trust                    5.90              7/15/2044              12,358
      1,622   LB-UBS Commercial Mortgage Trust                5.16              2/15/2031               1,623
      5,000   LB-UBS Commercial Mortgage Trust                5.35             11/15/2038               5,132
      4,000   LB-UBS Commercial Mortgage Trust                5.41              9/15/2039               4,126
      3,801   LB-UBS Commercial Mortgage Trust                5.42              2/15/2040               3,917
      6,000   LB-UBS Commercial Mortgage Trust                5.46              2/15/2040               6,236
      6,440   Morgan Stanley Capital I, Inc.                  5.57             12/15/2044               6,779
      5,000   Morgan Stanley Capital I, Inc.                  5.27             10/12/2052               5,010
      3,547   Morgan Stanley Dean Witter Capital I, Inc. (b)  5.25             12/17/2043               3,544
      7,676   UBS-Barclays Commercial Mortgage Trust          2.73              8/10/2049               7,827
         78   Wachovia Bank Commercial Mortgage Trust         5.94              6/15/2045                  79
        864   Wachovia Bank Commercial Mortgage Trust         5.57             10/15/2048                 882
      4,760   Wachovia Bank Commercial Mortgage Trust         5.31             11/15/2048               4,879
      5,000   Wachovia Bank Commercial Mortgage Trust         5.71              6/15/2049               5,196

================================================================================

13  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)         SECURITY                                        RATE              MATURITY                (000)
-------------------------------------------------------------------------------------------------------------
$       796   WF-RBS Commercial Mortgage Trust (b)            3.24%             3/15/2044          $      800
                                                                                                   ----------
                                                                                                      217,097
                                                                                                   ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.8%)
     72,289   Commercial Mortgage Trust, acquired
                 8/09/2012-8/27/2012; cost $9,287(h)          1.83              8/15/2045               6,447
     71,434   Commercial Mortgage Trust, acquired
                 11/06/2012; cost $9,576(h)                   1.94             10/15/2045               6,436
     47,491   Fannie Mae (+)                                  4.02             12/25/2017               2,944
     89,515   Fannie Mae (+)                                  2.11             12/25/2019               4,298
     80,970   Fannie Mae (+)                                  0.77              5/25/2022               3,188
     83,319   Fannie Mae (+)                                  0.63              8/25/2022               2,744
     32,735   Freddie Mac (+)                                 1.64              4/25/2017                 480
     63,007   Freddie Mac (+)                                 3.08              1/25/2019               4,745
     38,697   Freddie Mac (+)                                 1.77              5/25/2019               2,046
    102,863   Freddie Mac (+)                                 1.70              7/25/2019               5,350
     58,703   Freddie Mac (+)                                 1.38             11/25/2019               2,618
     72,767   Freddie Mac (+)                                 1.30              8/25/2022               5,169
     38,693   GS Mortgage Securities Corp. II, acquired
                 5/18/2012; cost $5,912(h)                    2.53              5/10/2045               3,623
     31,104   GS Mortgage Securities Trust, acquired
                 11/16/2012; cost $4,798(h)                   2.33             11/10/2045               3,173
     34,057   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp., acquired 9/28/2012;
                 cost $4,649(h)                               2.09             10/15/2045               2,972
     36,350   Morgan Stanley-BAML Trust, acquired
                 10/05/2012; cost $4,723(b),(h)               2.09             11/15/2045               2,883
     61,646   UBS Commercial Mortgage Trust, acquired
                 5/01/2012; cost $9,332(b),(h)                2.24              5/10/2045               6,286
     33,236   UBS-Barclays Commercial Mortgage Trust,
                 acquired 9/14/2012; cost $4,736(b),(h)       2.10              8/10/2049               3,168
     34,280   WF Commercial Mortgage Trust, acquired
                 9/21/2012; cost $4,755(b),(h)                2.07             10/15/2045               3,130
                                                                                                   ----------
                                                                                                       71,700
                                                                                                   ----------
              Total Financials                                                                        288,797
                                                                                                   ----------
              Total Commercial Mortgage Securities (cost: $281,923)                                   288,797
                                                                                                   ----------
              U.S. GOVERNMENT AGENCY ISSUES (2.1%)(i)

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)
      7,624   Fannie Mae (+)                                  1.25              9/25/2027               7,464
                                                                                                   ----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (1.8%)
      6,045   Fannie Mae (+)                                  2.50              4/01/2027               6,204
     17,389   Fannie Mae (+)                                  2.50              5/01/2027              17,845
      8,410   Fannie Mae (+)                                  2.50              8/01/2027               8,631
     10,819   Fannie Mae (+)                                  2.50              8/01/2027              11,104
        332   Fannie Mae (+)                                  4.50              5/01/2023                 353
        179   Fannie Mae (+)                                  4.50              2/01/2024                 190
        167   Fannie Mae (+)                                  5.00             12/01/2021                 180
        424   Fannie Mae (+)                                  5.00              6/01/2023                 457
        146   Fannie Mae (+)                                  5.00              9/01/2023                 151
        558   Fannie Mae (+)                                  5.00              2/01/2024                 603
        357   Fannie Mae (+)                                  5.50             12/01/2020                 380
        421   Fannie Mae (+)                                  5.50              2/01/2023                 456
      1,177   Fannie Mae (+)                                  5.50              6/01/2023               1,292
        290   Fannie Mae (+)                                  5.50              9/01/2023                 316
      1,097   Fannie Mae (+)                                  5.50              6/01/2024               1,199
        562   Fannie Mae (+)                                  6.00             10/01/2022                 618
        645   Fannie Mae (+)                                  6.00              1/01/2023                 709
      1,071   Fannie Mae (+)                                  6.00              1/01/2023               1,187
        553   Fannie Mae (+)                                  6.00              7/01/2023                 600

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)         SECURITY                                        RATE              MATURITY                (000)
-------------------------------------------------------------------------------------------------------------
$     3,026   Freddie Mac (+)                                 1.56%            10/25/2018          $    3,043
      6,534   Freddie Mac (+)                                 1.78             10/25/2020               6,610
      1,381   Freddie Mac (+)                                 2.23 (c)          4/01/2035               1,438
      8,000   Freddie Mac (+) (d)                             2.72              6/25/2022               8,201
        272   Freddie Mac (+)                                 5.00              5/01/2020                 284
        370   Freddie Mac (+)                                 5.00              9/01/2020                 391
         59   Freddie Mac (+)                                 5.50             11/01/2018                  61
        548   Freddie Mac (+)                                 5.50              4/01/2021                 589
                                                                                                   ----------
                                                                                                       73,092
                                                                                                   ----------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.1%)
      3,000   Private Export Funding Corp. (NBGA)             1.38              2/15/2017               3,016
                                                                                                   ----------
              Total U.S. Government Agency Issues (cost: $82,418)                                      83,572
                                                                                                   ----------
              U.S. TREASURY SECURITIES (7.5%)

              NOTES (7.5%)
      5,000   0.50%, 3/31/2017                                                                          4,995
     20,000   0.88%, 1/15/2018                                                                         20,013
     20,000   1.00%, 3/15/2018                                                                         20,052
     40,000   1.25%, 10/31/2018                                                                        40,236
     25,000   1.25%, 1/31/2019                                                                         25,087
     10,000   1.13%, 5/31/2019                                                                          9,959
     10,000   1.25%, 1/31/2020                                                                          9,931
     20,000   1.38%, 2/29/2020                                                                         19,959
     80,000   1.38%, 3/31/2020                                                                         79,731
     60,000   1.38%, 9/30/2020                                                                         59,597
     15,000   1.88%, 11/30/2021                                                                        15,083
                                                                                                   ----------
                                                                                                      304,643
                                                                                                   ----------
              Total U.S. Treasury Securities (cost: $305,605)                                         304,643
                                                                                                   ----------
              MUNICIPAL BONDS (6.5%)

              AIRPORT/PORT (0.1%)
      1,250   Chicago Midway Airport                          1.32              1/01/2016               1,252
      2,000   Chicago Midway Airport                          1.80              1/01/2017               2,018
        285   Cleveland Airport System (INS)                  5.24              1/01/2017                 290
      2,000   Port of Corpus Christi Auth. of Nueces County   1.24             12/01/2017               1,997
                                                                                                   ----------
                                                                                                        5,557
                                                                                                   ----------
              APPROPRIATED DEBT (0.2%)
      1,500   Jacksonville                                    1.16             10/01/2016               1,508
      2,500   Jacksonville                                    1.41             10/01/2017               2,511
      4,000   Jacksonville                                    1.70             10/01/2018               4,020
                                                                                                   ----------
                                                                                                        8,039
                                                                                                   ----------
              COMMUNITY SERVICE (0.1%)
      1,650   Art Institute of Chicago                        2.48              3/01/2019               1,672
                                                                                                   ----------
              EDUCATION (1.3%)
     27,000   New Jersey EDA (j)                              1.00              2/15/2016              26,902
     10,000   New Jersey EDA                                  2.42              6/15/2018               9,920
     12,500   New Jersey EDA                                  4.45              6/15/2020              12,516
      1,000   Pennsylvania Public School Building Auth.       1.97             12/01/2017               1,011
      2,640   Pennsylvania Public School Building Auth.       2.41             12/01/2018               2,690
                                                                                                   ----------
                                                                                                       53,039
                                                                                                   ----------

================================================================================

15  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)         SECURITY                                        RATE              MATURITY                (000)
-------------------------------------------------------------------------------------------------------------
              ELECTRIC UTILITIES (1.3%)
$    16,530   Appling County Dev. Auth                        2.40%             1/01/2038(k)       $   16,917
      5,000   Beaver County IDA                               4.75              8/01/2033(k)            5,390
     13,310   Beaver County IDA                               2.50             12/01/2041(k)           13,337
      2,000   Burke County Dev. Auth.                         1.38             10/01/2032(k)            2,016
     10,000   Missouri Environmental Improvement and
                 Energy Resources Auth.                       2.88              5/01/2038(k)           10,288
      5,000   West Virginia EDA                               2.25              1/01/2041(k)            5,040
                                                                                                   ----------
                                                                                                       52,988
                                                                                                   ----------
              ELECTRIC/GAS UTILITIES (0.3%)
      6,265   Long Island Power Auth.                         2.36              9/01/2018               6,305
      4,470   Piedmont Municipal Power Agency                 4.34              1/01/2017               4,585
                                                                                                   ----------
                                                                                                       10,890
                                                                                                   ----------
              ENVIRONMENTAL & FACILITIES SERVICES (1.2%)
      3,000   Bucks County IDA                                1.38             12/01/2022(k)            3,007
     20,000   California Pollution Control Financing
                 Auth. (b)                                    0.60              8/01/2023(k)           20,000
     10,000   Indiana Finance Auth.                           0.60 (c)          5/01/2034(k)           10,000
      1,500   Massachusetts Dev. Finance Agency               2.13             12/01/2029(k)            1,502
        800   Mississippi Business Finance Corp.              1.38              3/01/2027(k)              803
     12,000   Pennsylvania Economic Dev. Financing Auth.      0.60              4/01/2019              12,000
      2,000   South Carolina Jobs EDA                         1.88             11/01/2016               2,021
                                                                                                   ----------
                                                                                                       49,333
                                                                                                   ----------
              GENERAL OBLIGATION (0.5%)
      9,615   City & County of Honolulu                       1.26             11/01/2017               9,620
      3,700   City of West Haven                              1.69              3/15/2016               3,702
      3,000   City of West Haven                              2.70              3/15/2018               3,016
      3,000   San Bernardino CCD                              2.14              8/01/2018               3,048
                                                                                                   ----------
                                                                                                       19,386
                                                                                                   ----------
              HOTELS, RESORTS & CRUISE LINES (0.0%)
       860    Long Beach                                      3.75             11/01/2015                 861
                                                                                                   ----------
              MULTI-UTILITIES (0.1%)
      5,000   New York Energy Research and Dev. Auth.         2.38              7/01/2026(k)            5,040
                                                                                                   ----------
              MUNICIPAL FINANCE (0.2%)
      1,389   Kentucky Asset                                  3.17              4/01/2018               1,418
      5,000   Pennsylvania IDA (b)                            2.97              7/01/2021               4,963
                                                                                                   ----------
                                                                                                        6,381
                                                                                                   ----------
              NURSING/CCRC (0.0%)
       115    Waco Health Facilities Dev. Corp. (INS)(ETM)    5.27              2/01/2016                 115
                                                                                                   ----------
              SALES TAX (0.0%)
      1,500   Arizona School Facilities Board                 1.47              9/01/2017               1,512
                                                                                                   ----------
              SEMICONDUCTORS (0.1%)
      1,600   Sandoval County                                 0.88              6/01/2016               1,602
      1,000   Sandoval County                                 1.95              6/01/2018               1,009
                                                                                                   ----------
                                                                                                        2,611
                                                                                                   ----------
              SPECIAL ASSESSMENT/TAX/FEE (1.0%)
      3,520   Channahon                                       4.00              1/01/2020               3,549

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)         SECURITY                                        RATE              MATURITY                (000)
-------------------------------------------------------------------------------------------------------------
$    12,500   JobsOhio Beverage System                        1.12%             1/01/2016          $   12,514
     10,000   JobsOhio Beverage System                        1.57              1/01/2017              10,078
      5,000   New Jersey Transportation Trust Fund Auth.      1.76             12/15/2018               4,896
     10,000   New York MTA (ETM)                              1.47              7/01/2018              10,081
         80   San Francisco City & County Redevelopment
                 Agency (ETM)                                 5.62              8/01/2016                  83
         40   San Francisco City & County Redevelopment
                 Agency                                       5.62              8/01/2016                  42
                                                                                                   ----------
                                                                                                       41,243
                                                                                                   ----------
              WATER/SEWER UTILITY (0.1%)
        665   Chicago Wastewater Transmission                 2.59              1/01/2018                 664
        535   Chicago Wastewater Transmission                 3.38              1/01/2019                 533
        500   Chicago Wastewater Transmission                 3.73              1/01/2020                 497
      2,520   Chicago Wastewater Transmission                 4.31              1/01/2021               2,501
                                                                                                   ----------
                                                                                                        4,195
                                                                                                   ----------
              Total Municipal Bonds (cost: $261,014)                                                  262,862
                                                                                                   ----------
              EXCHANGE-TRADED FUNDS (0.9%)
        458   Vanguard Short-Term Corporate Bond ETF
                 (cost: $36,492)                                                                       36,509
                                                                                                   ----------

NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS (0.1%)

              FINANCIALS (0.1%)
              -----------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    200,000   Citigroup Capital XIII, 7.88%(cost: $5,470)                                               5,093
                                                                                                   ----------

PRINCIPAL
AMOUNT
(000)
-------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (4.5%)

              COMMERCIAL PAPER (0.7%)

              ENERGY (0.6%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.6%)
$    25,000   Enbridge Energy Partners, LP (b),(l)            1.25              2/16/2016              25,000
                                                                                                   ----------
              INDUSTRIALS (0.1%)
              ------------------
              INDUSTRIAL MACHINERY (0.1%)
      4,567   Pentair Finance S.A. (b),(l)                    0.78             11/04/2015               4,567
                                                                                                   ----------
              Total Commercial Paper                                                                   29,567
                                                                                                   ----------

================================================================================

17  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)         SECURITY                                        RATE              MATURITY                (000)
-------------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (3.7%)

              CONSUMER DISCRETIONARY (0.1%)
              -----------------------------
              GENERAL MERCHANDISE STORES (0.1%)
$     4,960   Marion EDA (LOC - Key Bank, N.A.)               0.30%             2/01/2035          $    4,960
                                                                                                   ----------
              FINANCIALS (0.1%)
              -----------------
              REAL ESTATE OPERATING COMPANIES (0.1%)
      4,970   Orange County Housing Finance Auth. (LOC -
                 Compass Bank)                                0.58              1/15/2040               4,970
                                                                                                   ----------
              INDUSTRIALS (1.1%)
              ------------------
              AIRPORT SERVICES (0.1%)
      2,465   Metropolitan Nashville Airport Auth. (LOC -
                 Regions Bank)                                2.12              4/01/2030               2,465
                                                                                                   ----------
              ENVIRONMENTAL & FACILITIES SERVICES (1.0%)
     40,000   Pennsylvania Economic Dev. Financing Auth.      0.55              8/01/2045              40,000
                                                                                                   ----------
              Total Industrials                                                                        42,465
                                                                                                   ----------
              MATERIALS (1.0%)
              ----------------
              FOREST PRODUCTS (0.2%)
     10,000   Liberty County IDA (b)                          0.25             10/01/2028              10,000
                                                                                                   ----------
              STEEL (0.8%)
     12,000   Berkeley County                                 0.31              3/01/2029              12,000
     14,100   Blytheville                                     0.35              6/01/2028              14,100
      5,600   St. James Parish                                0.31             11/01/2040               5,600
                                                                                                   ----------
                                                                                                       31,700
                                                                                                   ----------
              Total Materials                                                                          41,700
                                                                                                   ----------
              MUNICIPAL BONDS (0.6%)
              ----------------------
              APPROPRIATED DEBT (0.3%)
      9,810   Sports & Exhibition Auth. of Pittsburgh &
                 Allegheny County (INS) (LIQ)                 0.45             11/01/2039               9,810
                                                                                                   ----------
              MULTIFAMILY HOUSING (0.2%)
      7,140   Florida Housing Finance Corp. (LOC - SunTrust
                 Bank)                                        0.25              6/01/2034               7,140
                                                                                                   ----------
              SALES TAX (0.1%)
      5,545   Arista Metropolitan District, Series 2006 B
                 (LOC - Compass Bank)                         0.55             12/01/2030               5,545
                                                                                                   ----------
              Total Municipal Bonds                                                                    22,495
                                                                                                   ----------
              UTILITIES (0.8%)
              ----------------
              ELECTRIC UTILITIES (0.8%)
     15,200   Indiana Dev. Finance Auth.                      0.30             12/01/2038              15,200
     15,550   Indiana Dev. Finance Auth.                      0.35             12/01/2038              15,550
                                                                                                   ----------
                                                                                                       30,750
                                                                                                   ----------
              Total Utilities                                                                          30,750
                                                                                                   ----------
              Total Variable-Rate Demand Notes                                                        147,340
                                                                                                   ----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.1%)
  3,668,669   State Street Institutional Liquid Reserves Fund Premier Class, 0.15% (m)            $     3,668
                                                                                                  -----------
              Total Money Market Instruments (cost: $180,482)                                         180,575
                                                                                                  -----------

              TOTAL INVESTMENTS (COST: $4,129,262)                                                $ 4,128,476
                                                                                                  ===========

($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------

                                                 (LEVEL 1)        (LEVEL 2)         (LEVEL 3)
                                               QUOTED PRICES        OTHER         SIGNIFICANT
                                                 IN ACTIVE       SIGNIFICANT      UNOBSERVABLE
                                                  MARKETS        OBSERVABLE          INPUTS
                                               FOR IDENTICAL       INPUTS
ASSETS                                             ASSETS                                               TOTAL
-------------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                    $              -- $     1,863,412 $             -- $     1,863,412
  Eurodollar and Yankee Obligations                       --         682,698               --         682,698
  Asset-Backed Securities                                 --         416,284               --         416,284
  Collateralized Mortgage Obligations                     --           4,031               --           4,031
  Commercial Mortgage Securities                          --         288,797               --         288,797
  U.S. Government Agency Issues                           --          83,572               --          83,572
  U.S. Treasury Securities                           304,643              --               --         304,643
  Municipal Bonds                                         --         262,862               --         262,862
  Exchange-Traded Funds                               36,509              --               --          36,509
Equity Securities:
  Preferred Stocks                                        --           5,093               --           5,093
Money Market Instruments:
  Commercial Paper                                        --          29,567               --          29,567
  Variable-Rate Demand Notes                              --         147,340               --         147,340
  Money Market Funds                                   3,668              --               --           3,668
-------------------------------------------------------------------------------------------------------------
Total                                      $         344,820 $     3,783,656 $             -- $     4,128,476
-------------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                      ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------------------------------------
 Balance as of July 31, 2015                                                                          $14,981
 Purchases                                                                                                  -
 Sales                                                                                                      -
 Transfers into Level 3                                                                                     -
 Transfers out of Level 3                                                                             (14,981)
 Net realized gain (loss) on investments                                                                    -
 Change in net unrealized appreciation/depreciation of investments                                          -
--------------------------------------------------------------------------------------------------------------
 Balance as of October 31, 2015                                                                            $-
--------------------------------------------------------------------------------------------------------------

For the period of August 1, 2015, through October 31, 2015, asset-backed securities with a fair value of $14,981,000 were transferred from Level 3 to Level 2 as a result of these securities being priced during the period by the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

19  | USAA Short-Term Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Short-Term Bond Fund Shares (Fund Shares), Short-Term Bond Fund Institutional Shares (Institutional Shares), and Short-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

20  | USAA Short-Term Bond Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

21  | USAA Short-Term Bond Fund

================================================================================

5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include preferred stocks, which are valued based on methods discussed in Note A3. Additionally, certain bonds, are valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. As of October 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2015, were $26,173,000 and $26,959,000, respectively, resulting in net unrealized depreciation of $786,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $4,060,912,000 at October 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.4% of net assets at October 31, 2015.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and

================================================================================

23  | USAA Short-Term Bond Fund

================================================================================

unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CCD           Community College District
CLO           Collateralized Loan Obligation
EDA           Economic Development Authority
ETM           Escrowed to final maturity
IDA           Industrial Development Authority/Agency
MTA           Metropolitan Transportation Authority
REIT          Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from PNC Bank, N.A.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Municipal Corp., MBIA Insurance Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from the Export-Import Bank of the United States.

SPECIFIC NOTES

(a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2015.
(d) At October 31, 2015, the aggregate market value of securities purchased on a delayed delivery basis was $11,191,000, which included when-issued securities of $8,201,000.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) At October 31, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(g) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2015, was $38,118,000, which represented 0.9% of the Fund's net assets.

================================================================================

25  | USAA Short-Term Bond Fund

================================================================================

(i) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(j) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(k) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(l) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(m) Rate represents the money market fund annualized seven-day yield at October 31, 2015.

================================================================================

                                         Notes to Portfolio of Investments |  26

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA MONEY MARKET FUND
OCTOBER 31, 2015

                                                                      (Form N-Q)

48447-1215                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA MONEY MARKET FUND
October 31, 2015 (unaudited)

PRINCIPAL
AMOUNT                                                         COUPON                   FINAL                VALUE
(000)         SECURITY                                           RATE                MATURITY                (000)
------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (23.8%)

              ASSET-BACKED FINANCING (0.3%)
$     4,743   Bank of The West Auto Trust (a)                    0.38%              6/15/2016          $     4,743
      8,400   SunTrust Auto Receivables Trust (a)                0.40               6/15/2016                8,400
                                                                                                       -----------
                                                                                                            13,143
                                                                                                       -----------
              DIVERSIFIED BANKS (17.4%)
     42,152   Bank of America Corp.                              1.25               1/11/2016               42,185
     25,000   Bank of Nova Scotia                                0.36              11/06/2015               25,000
     25,000   Bank of Nova Scotia                                0.40              12/23/2015               25,000
     25,000   Bank of Nova Scotia                                0.51               4/14/2016               25,000
     25,000   BNP Paribas S.A.                                   0.23              11/23/2015               25,000
     25,000   Canadian Imperial Bank of Commerce                 0.35              11/17/2015               25,000
     25,000   Canadian Imperial Bank of Commerce                 0.33              12/07/2015               25,000
     25,000   Canadian Imperial Bank of Commerce                 0.56               4/21/2016               25,000
     25,000   DnB NOR Bank ASA                                   0.36               1/14/2016               25,000
     25,000   DnB NOR Bank ASA                                   0.38               2/24/2016               25,000
     53,466   JPMorgan Chase & Co.                               3.45               3/01/2016               53,937
     25,000   Landesbank Hessen Thuringen                        0.41               2/17/2016               25,000
     25,000   Lloyds Bank plc                                    0.40              11/18/2015               25,000
     25,000   Lloyds Bank plc                                    0.39               1/11/2016               25,000
     25,000   Mizuho Bank Ltd.                                   0.29               1/04/2016               25,000
     25,000   Natixis                                            0.32              12/08/2015               25,000
     25,000   Natixis                                            0.32              12/10/2015               25,000
     25,000   Natixis                                            0.22              12/15/2015               25,000
     25,000   Norinchukin Bank                                   0.32              12/07/2015               25,000
     25,000   Norinchukin Bank                                   0.30              12/18/2015               25,000
     25,000   Norinchukin Bank                                   0.31               1/21/2016               25,000
     25,000   Rabobank Nederland N.V.                            0.37              11/12/2015               25,000
     25,000   Rabobank Nederland N.V.                            0.40               2/04/2016               25,000
     25,000   Skandinaviska Enskilda Banken AB                   0.34              11/30/2015               25,000
     25,000   Skandinaviska Enskilda Banken AB                   0.35               1/08/2016               25,000
     25,000   Skandinaviska Enskilda Banken AB                   0.39               1/19/2016               25,000
     25,000   Skandinaviska Enskilda Banken AB                   0.32               2/19/2016               25,000
     25,000   Standard Chartered Bank                            0.39              11/25/2015               25,000
     25,000   Standard Chartered Bank                            0.42               1/21/2016               25,000
     25,000   Standard Chartered Bank                            0.46               2/08/2016               25,000
     25,000   Sumitomo Mitsui Banking Corp.                      0.29               1/13/2016               25,000
     25,000   Svenska Handelsbanken                              0.46               4/29/2016               25,000
     25,000   Swedbank AB                                        0.37              12/02/2015               25,000
     25,000   Swedbank AB                                        0.38               1/28/2016               25,000
     25,000   Swedbank AB                                        0.28               2/16/2016               25,000
                                                                                                       -----------
                                                                                                           921,122
                                                                                                       -----------
              DIVERSIFIED CAPITAL MARKETS (0.9%)
     25,000   Credit Suisse AG                                   0.40              11/04/2015               25,000
     25,000   Credit Suisse AG                                   0.44               1/06/2016               25,000
                                                                                                       -----------
                                                                                                            50,000
                                                                                                       -----------

================================================================================

1  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON                   FINAL                VALUE
(000)         SECURITY                                           RATE                MATURITY                (000)
------------------------------------------------------------------------------------------------------------------
              GENERAL OBLIGATION (0.8%)
$    26,670   Frontier CSD                                       1.50%              6/28/2016          $    26,818
     13,000   Yorkshire-Pioneer CSD                              1.50               6/29/2016               13,072
                                                                                                       -----------
                                                                                                            39,890
                                                                                                       -----------
              INVESTMENT BANKING & BROKERAGE (1.4%)
     41,165   Morgan Stanley                                     3.45              11/02/2015               41,168
     33,910   Morgan Stanley                                     1.75               2/25/2016               34,017
                                                                                                       -----------
                                                                                                            75,185
                                                                                                       -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
     30,213   General Electric Capital Corp.                     1.00               1/08/2016               30,244
     25,000   Toronto-Dominion Bank                              0.35               2/02/2016               25,000
     25,000   Toronto-Dominion Bank                              0.52               5/05/2016               25,000
                                                                                                       -----------
                                                                                                            80,244
                                                                                                       -----------
              REGIONAL BANKS (1.5%)
     25,000   Fifth Third Bank                                   0.34               1/04/2016               25,000
     25,000   MUFG Union Bank, N.A.                              0.29               3/16/2016               25,000
     25,000   MUFG Union Bank, N.A.                              0.36               4/13/2016               25,000
      5,405   MUFG Union Bank, N.A.                              3.00               6/06/2016                5,471
                                                                                                       -----------
                                                                                                            80,471
                                                                                                       -----------
              Total Fixed-Rate Instruments (cost: $1,260,055)                                            1,260,055
                                                                                                       -----------

              COMMERCIAL PAPER (30.9%)

              ASSET-BACKED FINANCING (20.9%)
     40,000   Barton Capital, LLC (a),(b)                        0.16              11/09/2015               39,999
     31,000   Barton Capital, LLC (a),(b)                        0.30              11/16/2015               30,998
     30,000   Barton Capital, LLC (a),(b)                        0.16               1/04/2016               29,984
     10,000   Barton Capital, LLC (a),(b)                        0.28               1/20/2016                9,994
     25,000   Barton Capital, LLC (a),(b)                        0.29               2/02/2016               24,981
     25,000   Cedar Springs Capital Co. (a)                      0.37              11/03/2015               24,999
     10,000   Cedar Springs Capital Co. (a)                      0.25              11/13/2015                9,999
     25,000   Cedar Springs Capital Co. (a)                      0.37              11/16/2015               24,996
     20,000   Cedar Springs Capital Co. (a)                      0.28              12/03/2015               19,995
     40,000   Cedar Springs Capital Co. (a)                      0.32               1/19/2016               39,972
     25,000   Crown Point Capital Co. (a)                        0.29               1/20/2016               24,984
     30,000   Crown Point Capital Co. (a)                        0.35               2/09/2016               29,971
     25,000   Fairway Finance Corp. (a),(b)                      0.28              11/13/2015               24,998
     19,000   Fairway Finance Corp. (a),(b)                      0.23              11/23/2015               18,997
     25,000   Fairway Finance Corp. (a),(b)                      0.28               2/08/2016               24,981
     10,000   Fairway Finance Corp. (a),(b)                      0.30               2/10/2016                9,992
     20,000   Fairway Finance Corp. (a),(b)                      0.30               2/24/2016               19,981
     23,000   Gotham Funding Corp. (a),(b)                       0.18              11/23/2015               22,997
     36,500   Gotham Funding Corp. (a),(b)                       0.29              11/24/2015               36,493
     18,800   Gotham Funding Corp. (a),(b)                       0.31              12/01/2015               18,795
     30,000   Hannover Funding Co., LLC (a),(b)                  0.32              11/20/2015               29,995
     25,000   Hannover Funding Co., LLC (a),(b)                  0.35              12/01/2015               24,993
     25,000   Liberty Street Funding, LLC (a),(b)                0.37              12/21/2015               24,987
     31,500   LMA Americas, LLC (a),(b)                          0.31              11/02/2015               31,500
     30,000   LMA Americas, LLC (a),(b)                          0.39               2/01/2016               29,970
     31,600   LMA Americas, LLC (a),(b)                          0.38               2/04/2016               31,568
     27,000   Manhattan Asset Funding Co. (a)                    0.27              11/04/2015               26,999
     20,000   Manhattan Asset Funding Co. (a)                    0.19              12/01/2015               19,997
     35,000   Manhattan Asset Funding Co. (a)                    0.32               1/12/2016               34,978
     25,000   Manhattan Asset Funding Co. (a)                    0.29               1/14/2016               24,985
     23,615   Nieuw Amsterdam Receivable Corp. (a),(b)           0.15              11/04/2015               23,615
     24,000   Nieuw Amsterdam Receivable Corp. (a),(b)           0.21              12/08/2015               23,995

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON                   FINAL                VALUE
(000)         SECURITY                                           RATE                MATURITY                (000)
------------------------------------------------------------------------------------------------------------------
$    35,000   Old Line Funding LLC (a),(b)                       0.37%              1/05/2016          $    34,977
     20,000   Old Line Funding LLC (a),(b)                       0.47               3/28/2016               19,961
     29,740   Ridgefield Funding Co., LLC (a)                    0.33              12/02/2015               29,731
     20,000   Ridgefield Funding Co., LLC (a)                    0.21              12/14/2015               19,995
     30,000   Ridgefield Funding Co., LLC (a)                    0.38               2/11/2016               29,968
     15,000   Sheffield Receivable Corp. (a),(b)                 0.37              12/15/2015               14,993
     35,000   Sheffield Receivable Corp. (a),(b)                 0.28              12/17/2015               34,987
     20,000   Victory Receivables Corp. (a),(b)                  0.18              11/03/2015               20,000
     10,000   Victory Receivables Corp. (a),(b)                  0.18              11/25/2015                9,999
     19,000   Victory Receivables Corp. (a),(b)                  0.18              12/01/2015               18,997
     24,620   Working Capital Management Co. (a),(b)             0.20              11/17/2015               24,618
     32,380   Working Capital Management Co. (a),(b)             0.22              12/02/2015               32,374
                                                                                                       -----------
                                                                                                         1,106,288
                                                                                                       -----------
              AUTOMOBILE MANUFACTURERS (0.1%)
      5,000   Hyundai Capital America (a),(b)                    0.45              12/02/2015                4,998
                                                                                                       -----------

              AUTOMOTIVE RETAIL (0.5%)
      5,000   AutoZone, Inc. (a),(b)                             0.38              11/02/2015                5,000
     10,000   AutoZone, Inc. (a),(b)                             0.37              11/06/2015                9,999
      3,250   AutoZone, Inc. (a),(b)                             0.39              11/10/2015                3,250
      1,708   AutoZone, Inc. (a),(b)                             0.38              11/19/2015                1,708
      4,200   AutoZone, Inc. (a),(b)                             0.38              11/20/2015                4,199
                                                                                                       -----------
                                                                                                            24,156
                                                                                                       -----------
              DIVERSIFIED CHEMICALS (0.4%)
      5,000   LyondellBasell Investment, LLC (a),(b)             0.29              11/04/2015                5,000
     15,000   LyondellBasell Investment, LLC (a),(b)             0.33              11/05/2015               14,999
      3,000   LyondellBasell Investment, LLC (a),(b)             0.33              12/09/2015                2,999
                                                                                                       -----------
                                                                                                            22,998
                                                                                                       -----------
              EDUCATION (1.5%)
     15,000   Emory Univ.                                        0.20              11/17/2015               15,000
     33,870   Emory Univ.                                        0.22              12/10/2015               33,870
      5,655   Univ. of Texas System                              0.19              12/22/2015                5,655
     25,000   Univ. of Texas System                              0.25               3/01/2016               24,995
                                                                                                       -----------
                                                                                                            79,520
                                                                                                       -----------
              EDUCATION SERVICES (0.3%)
     15,000   Baylor Univ.                                       0.18              11/10/2015               14,999
                                                                                                       -----------

              ELECTRIC UTILITIES (0.4%)
      9,000   Pacific Gas & Electric Co. (a),(b)                 0.31              11/09/2015                8,999
      8,000   Pacific Gas & Electric Co. (a),(b)                 0.35              11/16/2015                7,999
      7,000   Pacific Gas & Electric Co. (a),(b)                 0.36              11/19/2015                6,999
                                                                                                       -----------
                                                                                                            23,997
                                                                                                       -----------
              ELECTRIC/GAS UTILITIES (1.6%)
      5,000   Long Island Power Auth. (LOC - Royal Bank of
                 Canada)                                         0.15              11/03/2015                5,000
     32,832   South Carolina Public Service Auth.                0.17              11/18/2015               32,832
      5,638   South Carolina Public Service Auth.                0.16              12/01/2015                5,638
     42,107   South Carolina Public Service Auth.                0.25               2/10/2016               42,107
                                                                                                       -----------
                                                                                                            85,577
                                                                                                       -----------
              GENERAL OBLIGATION (0.9%)
     50,000   Texas Public Finance Auth.                         0.22              11/03/2015               50,000
                                                                                                       -----------

================================================================================

3  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON                   FINAL                VALUE
(000)         SECURITY                                           RATE                MATURITY                (000)
------------------------------------------------------------------------------------------------------------------
              HOSPITAL (2.7%)
$    20,799   Catholic Health Initiatives                        0.43%             11/10/2015          $    20,797
      5,000   Catholic Health Initiatives                        0.43              11/25/2015                4,998
     30,000   Inova Health Systems Foundation                    0.20              11/17/2015               29,997
     15,000   Inova Health Systems Foundation                    0.23              12/16/2015               14,996
     30,000   Inova Health Systems Foundation                    0.20               1/20/2016               29,987
     40,023   Kaiser Foundation Hospital                         0.28              12/01/2015               40,014
                                                                                                       -----------
                                                                                                           140,789
                                                                                                       -----------
              OIL & GAS REFINING & MARKETING (0.4%)
     20,000   Motiva Enterprises, LLC                            0.40              11/05/2015               19,999
                                                                                                       -----------
              SOFT DRINKS (1.2%)
     25,000   Coca-Cola Co. (a),(b)                              0.40               1/26/2016               24,976
     17,250   Coca-Cola Co. (a),(b)                              0.28               2/17/2016               17,236
     20,000   Coca-Cola Co. (a),(b)                              0.42               3/24/2016               19,966
                                                                                                       -----------
                                                                                                            62,178
                                                                                                       -----------
              Total Commercial Paper (cost: $1,635,499)                                                  1,635,499
                                                                                                       -----------
              PUT BONDS (0.9%)

              ELECTRIC UTILITIES (0.9%)
     50,000   Mobile IDB (cost: $50,000)                         0.65               6/01/2034               50,000
                                                                                                       -----------
              VARIABLE-RATE DEMAND NOTES (35.9%)

              AEROSPACE & DEFENSE (0.6%)
      9,595   Albertville IDB (LOC - JPMorgan Chase Bank, N.A.)  0.11               3/01/2018                9,595
     23,400   GBG, LLC (LOC - Bank of New York Mellon) (a)       0.10               9/01/2027               23,400
                                                                                                       -----------
                                                                                                            32,995
                                                                                                       -----------
              AGRICULTURAL PRODUCTS (1.2%)
     15,000   Indiana Finance Auth.                              0.04               6/01/2041               15,000
     10,045   Iowa Finance Auth.                                 0.04               6/01/2036               10,045
     35,000   Iowa Finance Auth.                                 0.04               6/01/2039               35,000
      2,730   Washington Economic Dev. Finance Auth.
                 (LOC - Bank of the West)                        0.06               9/01/2032                2,730
                                                                                                       -----------
                                                                                                            62,775
                                                                                                       -----------
              AIRLINES (0.7%)
     38,900   Chicago-O'Hare International Airport
                 (LOC - Bayerische Landesbank)                   0.03               5/01/2035               38,900
                                                                                                       -----------
              AIRPORT SERVICES (0.0%)
      1,800   San Antonio Airport System (LOC - Bank of
                 America, N.A.)                                  0.20               4/01/2020                1,800
                                                                                                       -----------
              AIRPORT/PORT (1.1%)
     47,025   Broward County (LIQ) (LOC - Deutsche Bank
                 A.G.) (a)                                       0.15              10/01/2033               47,025
     13,300   Denver City and County (LIQ) (LOC - Deutsche
                 Bank A.G.) (a)                                  0.16              11/15/2032               13,300
                                                                                                       -----------
                                                                                                            60,325
                                                                                                       -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON                   FINAL                VALUE
(000)         SECURITY                                           RATE                MATURITY                (000)
------------------------------------------------------------------------------------------------------------------
              ALUMINUM (0.2%)
$     7,815   Hancock County (LOC - Wells Fargo Bank, N.A.)      0.21%              4/01/2028          $     7,815
                                                                                                       -----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
      4,635   St. Charles Parish (LOC - Federal Home Loan
                 Bank of Atlanta)                                0.23               9/01/2024                4,635
                                                                                                       -----------
              ASSET-BACKED FINANCING (0.0%)
      2,230   Capital Markets Access Co., LLC
                 (LOC - Federal Home Loan Bank of Atlanta)       0.17               8/01/2031                2,230
                                                                                                       -----------
              AUTO PARTS & EQUIPMENT (0.2%)
      1,725   Elkhart County (LOC - Fifth Third Bank)            0.14              12/01/2027                1,725
      4,115   Illinois Finance Auth. (LOC - Federal Home
                 Loan Bank of Chicago)                           0.28               7/01/2040                4,115
      3,400   Savanna (LOC - Bank of America, N.A.)              0.08               5/01/2019                3,400
      1,200   Tippecanoe County (LOC - Fifth Third Bank)         0.14              11/01/2025                1,200
                                                                                                       -----------
                                                                                                            10,440
                                                                                                       -----------
              AUTOMOTIVE RETAIL (0.0%)
        865   Kenwood Lincoln-Mercury, Inc. (LOC - PNC
                 Bank, N.A.)                                     0.33               3/01/2021                  865
                                                                                                       -----------
              BUILDING PRODUCTS (0.7%)
      2,575   Atchison (LOC - Key Bank, N.A.)                    0.17               1/01/2033                2,575
      3,945   Cornell Iron Works, Inc. (LOC - Bank of
                 America, N.A.)                                  0.39               4/01/2019                3,945
      2,010   Delaware EDA (LOC - Key Bank, N.A.)                0.17               4/01/2023                2,010
      3,200   Manhattan IDB (LOC - JPMorgan Chase Bank, N.A.)    0.16               4/01/2028                3,200
      4,885   Moondance Enterprises, LP (LOC - PNC Bank, N.A.)   0.20              11/01/2020                4,885
        900   Tazewell County IDA (LOC - PNC Bank, N.A.)         0.12               2/01/2017                  900
      8,100   Union County (LOC - SunTrust Bank)                 0.26              10/01/2027                8,100
      9,400   Warren County (LOC - JPMorgan Chase Bank, N.A.)    0.16              12/01/2031                9,400
                                                                                                       -----------
                                                                                                            35,015
                                                                                                       -----------
              COMMERCIAL PRINTING (0.1%)
      1,465   Colorado Housing and Finance Auth.
                 (LOC - Wells Fargo Bank, N.A.)                  0.20               5/01/2027                1,465
      2,237   Fairway, LLC (LOC - Federal Home Loan Bank
                 of San Francisco)                               0.17              12/01/2023                2,237
      2,300   Summit County Port Auth. (LOC - Key Bank, N.A.)    0.17               7/01/2023                2,300
                                                                                                       -----------
                                                                                                             6,002
                                                                                                       -----------
              COMMUNITY SERVICE (0.3%)
     16,010   Wisconsin Public Finance Auth. (LOC - Fifth
                 Third Bank)                                     0.08               2/01/2042               16,010
                                                                                                       -----------
              CONSTRUCTION MATERIALS (0.2%)
      1,855   Franklin IDB (LOC - Federal Home Loan Bank of
                 Chicago)                                        0.06               7/01/2032                1,855
     10,000   Yavapai County IDA (LOC - Bank of Nova
                 Scotia)                                         0.25               9/01/2035               10,000
                                                                                                       -----------
                                                                                                            11,855
                                                                                                       -----------

================================================================================

5  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON                   FINAL                VALUE
(000)         SECURITY                                           RATE                MATURITY                (000)
------------------------------------------------------------------------------------------------------------------
              DISTILLERS & VINTNERS (0.0%)
$       100   Kentucky Rural EDA (LOC - PNC Bank, N.A.)          0.15%             10/01/2016          $       100
                                                                                                       -----------
              DISTRIBUTORS (0.3%)
     15,110   Bhavnani, LLC (LOC - U.S. Bank, N.A.)              0.18               5/01/2038               15,110
                                                                                                       -----------
              DIVERSIFIED CHEMICALS (0.1%)
      6,500   Port of Port Arthur Navigation District            0.08               4/01/2033                6,500
                                                                                                       -----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (2.6%)
      5,000   Fiore Capital, LLC (LOC - Wells Fargo Bank, N.A.)  0.12               8/01/2045                5,000
      7,000   Fiore Capital, LLC (LOC - Wells Fargo Bank, N.A.)  0.12               8/01/2045                7,000
     13,955   Kansas City Tax Financing Commission
                 (LOC - Key Bank, N.A.)                          0.17               6/01/2024               13,955
     58,400   New York Housing Finance Agency
                 (LOC - Landesbank Hessen-Thuringen)             0.03               5/01/2042               58,400
     28,355   Paca-Pratt Associates, Inc.
                 (LOC - Manufacturers & Traders Trust Co.)       0.54               1/01/2038               28,355
      7,365   Pinnacle Properties Dev. Group, LLC
                 (LOC - Federal Home Loan Bank of Cincinnati)    0.17               6/15/2041                7,365
      1,940   Stice-Hill Holdings, L.C. (LOC - Hancock Bank)     1.50              12/01/2023                1,940
     12,995   Stobro Co., LP (LOC - Federal Home Loan Bank
                 of Pittsburgh)                                  0.18               1/01/2032               12,995
                                                                                                       -----------
                                                                                                           135,010
                                                                                                       -----------
              EDUCATION (0.6%)
      6,905   Colorado Educational and Cultural Facilities
                 Auth. (LOC - Fifth Third Bank)                  0.03               1/01/2029                6,905
     10,000   Massachusetts Dev. Finance Agency
                 (LOC - RBS Citizens, N.A.)                      0.40               7/01/2043               10,000
      5,000   Michigan State Finance Auth. (LOC - Bank of
                 Montreal)                                       0.11               9/01/2050                5,000
        555   Minnesota Higher Education Facilities Auth.
                 (LOC - U.S. Bank, N.A.)                         0.14               4/01/2027                  555
      7,670   Missouri Health and Educational Facilities Auth.
                 (LOC - Fifth Third Bank)                        0.08               7/15/2037                7,670
      3,475   Nebraska Elementary and Secondary School
                 Finance Auth. (LOC - Fifth Third Bank)          0.08               9/01/2029                3,475
                                                                                                       -----------
                                                                                                            33,605
                                                                                                       -----------
              EDUCATION SERVICES (0.4%)
      6,665   Cornerstone Funding Corp. I (LOC - TD Bank, N.A.)  0.62               1/01/2025                6,665
      1,205   Educational Management Corp. (LOC - Old
                 National Bank)                                  0.24               5/01/2023                1,205
      5,170   Harvest Time Tabernacle, Inc. (LOC - Federal
                 Home Loan Bank of Dallas)                       0.25               8/01/2037                5,170
      3,595   Manhattan Christian College, Inc.
                 (LOC - Federal Home Loan Bank of Topeka)        0.25               5/01/2036                3,595
      2,255   Summit Country Day School (LOC - U.S. Bank, N.A.)  0.35               2/01/2019                2,255
                                                                                                       -----------
                                                                                                            18,890
                                                                                                       -----------
              ELECTRIC UTILITIES (4.6%)
     11,000   Appling County Dev. Auth.                          0.19               9/01/2041               11,000
      6,000   Dade County IDA                                    0.01               6/01/2021                6,000
     38,300   Garfield County Industrial Auth.                   0.05               1/01/2025               38,300

================================================================================

                                                  Portfolio of Investments |  6

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON                   FINAL                VALUE
(000)         SECURITY                                           RATE                MATURITY                (000)
------------------------------------------------------------------------------------------------------------------
$     6,000   Indiana Dev. Finance Auth.                         0.30%             12/01/2038          $     6,000
     15,000   Miami-Dade County IDA                              0.02               2/01/2023               15,000
     10,600   Mississippi Business Finance Corp.                 0.14               7/01/2025               10,600
     13,520   Mississippi Business Finance Corp.                 0.14               5/01/2028               13,520
      7,250   Mobile IDB                                         0.03               9/01/2031                7,250
     20,000   Muskogee Industrial Trust                          0.05               6/01/2027               20,000
     30,000   St. Lucie County                                   0.02               5/01/2024               30,000
     86,400   St. Lucie County                                   0.01               9/01/2028               86,400
                                                                                                       -----------
                                                                                                           244,070
                                                                                                       -----------
              ELECTRIC/GAS UTILITIES (0.6%)
     10,000   Central Plains Energy Project (LIQ)
                 (LOC - Deutsche Bank A.G.) (a)                  0.26               9/01/2037               10,000
     19,300   Long Island Power Auth. (LOC - Bayerische
                 Landesbank)                                     0.02               5/01/2033               19,300
                                                                                                       -----------
                                                                                                            29,300
                                                                                                       -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
        995   Colorado Housing and Finance Auth.
                 (LOC - Wells Fargo Bank, N.A.)                  0.20              10/01/2032                  995
      1,245   Washington IDA (LOC - HSBC Bank USA)               0.42              12/01/2019                1,245
                                                                                                       -----------
                                                                                                             2,240
                                                                                                       -----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
      4,785   Putnam County IDA (LOC - RBS Citizens, N.A.)       0.45               7/01/2032                4,785
        850   Springfield IDA (LOC - Federal Home Loan
                 Bank of Des Moines)                             0.09               8/01/2025                  850
                                                                                                       -----------
                                                                                                             5,635
                                                                                                       -----------
              FOOD DISTRIBUTORS (0.0%)
        150   Alameda County IDA (LOC - Comerica Bank, N.A.)     0.23              12/01/2040                  150
                                                                                                       -----------
              FOOD RETAIL (0.5%)
     18,750   Altoona-Blair County Dev. Corp. (LOC - PNC
                 Bank, N.A.) (a)                                 0.15               4/01/2035               18,750
      6,420   Saubels Market, Inc. (LOC - Fulton Bank)           1.00               5/01/2034                6,420
                                                                                                       -----------
                                                                                                            25,170
                                                                                                       -----------
              FOREST PRODUCTS (0.1%)
      4,200   Rex Lumber, LLC (LOC - Federal Home Loan
                 Bank of Dallas)                                 0.17               2/01/2022                4,200
                                                                                                       -----------
              GENERAL MERCHANDISE STORES (0.1%)
      4,485   Marion EDA (LOC - Key Bank, N.A.)                  0.30               2/01/2035                4,485
                                                                                                       -----------
              GENERAL OBLIGATION (2.1%)
      7,500   Bridgeview (LOC - Harris Bank, N.A.)               0.17              12/01/2038                7,500
      7,500   Bridgeview (LOC - Harris Bank, N.A.)               0.17              12/01/2038                7,500
     28,465   McHenry County (LIQ) (LOC - Deutsche Bank
                 A.G.) (a)                                       0.16               1/15/2026               28,465
      5,550   Michigan Charter Township of Commerce
                 (LOC - Comerica Bank, N.A.)                     0.19              10/01/2018                5,550
     34,445   Michigan Charter Township of Commerce
                 (LOC - PNC Bank, N.A.)                          0.16              10/01/2034               34,445
     29,800   Will County Community High School District
                 (LIQ) (LOC - Deutsche Bank A.G.) (a)            0.19               1/01/2026               29,800
                                                                                                       -----------
                                                                                                           113,260
                                                                                                       -----------

================================================================================

7  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON                   FINAL                VALUE
(000)         SECURITY                                           RATE                MATURITY                (000)
------------------------------------------------------------------------------------------------------------------
              HEALTH CARE EQUIPMENT (0.2%)
$     1,490   Labcon North America (LOC - Bank of the West)      0.22%              1/01/2040          $     1,490
      8,240   Labcon North America (LOC - Bank of the West)      0.22               6/01/2044                8,240
                                                                                                       -----------
                                                                                                             9,730
                                                                                                       -----------
              HEALTH CARE FACILITIES (3.2%)
      7,065   Alexandria IDA (LOC - Bank of America, N.A.)       0.19               7/01/2030                7,065
      9,120   Bronson Lifestyle Improvement & Research
                 Center (LOC - Fifth Third Bank)                 0.28               9/01/2030                9,120
      1,920   Columbia County IDA (LOC - HSBC Bank USA)          0.20               7/01/2027                1,920
      5,375   Crozer Keystone Health System (LOC - TD
                 Bank, N.A.)                                     0.15              12/15/2021                5,375
        480   District of Columbia (LOC - Manufacturers &
                 Traders Trust Co.)                              0.54               7/01/2032                  480
      3,715   Dunn Nursing Home, Inc. (LOC - Federal Home
                 Loan Bank of Dallas)                            0.17               2/01/2024                3,715
      8,170   Genoa Medical Dev., LLC (LOC - Fifth Third
                 Bank)                                           0.24              12/01/2045                8,170
      4,025   Healthcare Network Properties, LLC
                 (LOC - PNC Bank, N.A.)                          0.15               1/01/2029                4,025
      1,695   HP LRHS Land, LLC (LOC - U.S. Bank, N.A.)          0.23              10/01/2030                1,695
      4,930   IHA Capital Dev., LLC (LOC - Fifth Third Bank)     0.24               6/01/2053                4,930
      3,765   Louisiana Public Facilities Auth. (LOC - Capital
                 One, N.A.)                                      0.29               7/01/2028                3,765
      1,100   MBE Investment Co., LLC (LOC - Comerica
                 Bank, N.A.)                                     0.25               2/01/2051                1,100
      3,275   MCE MOB IV, LP (LOC - PNC Bank, N.A.)              0.20               8/01/2022                3,275
      3,370   Medical Center of Athens (LOC - Federal Home
                 Loan Bank of Atlanta)                           0.24               9/01/2032                3,370
      7,180   Medical Properties Investment Co. (LOC - Fifth
                 Third Bank)                                     0.24              11/01/2035                7,180
      7,390   MediLucent MOB I, LP (LOC - PNC Bank, N.A.)        0.20               8/01/2030                7,390
     12,055   MMC Corp. (LOC - JPMorgan Chase Bank, N.A.)        0.38              11/01/2035               12,055
      3,795   Onondaga County IDA (LOC - HSBC Bank USA)          0.19               1/01/2023                3,795
     24,650   OSF Finance Co., LLC (LOC - PNC Bank, N.A.)        0.15              12/01/2037               24,650
      6,565   Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                     0.17               8/01/2037                6,565
      4,575   Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                     0.17               8/01/2037                4,575
      2,960   Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                     0.17               8/01/2037                2,960
     22,860   Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                     0.17               8/01/2037               22,860
      2,515   Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                     0.17               8/01/2037                2,515
      2,495   Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                     0.17               8/01/2037                2,495
      3,805   Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                     0.17               8/01/2037                3,805
      2,125   Premier Senior Living, LLC (LOC - Wells Fargo
                 Bank, N.A.)                                     0.17               8/01/2037                2,125
      5,160   Sawmill Creek Lodge Co. (LOC - Fifth Third Bank)   0.29              10/01/2026                5,160
      2,785   Syracuse IDA (LOC - HSBC Bank USA)                 0.19               1/01/2023                2,785
                                                                                                       -----------
                                                                                                           168,920
                                                                                                       -----------
              HEALTH CARE SERVICES (0.3%)
      6,360   Central Ohio Medical Textiles (LOC - PNC
                 Bank, N.A.)                                     0.20               3/01/2023                6,360

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON                   FINAL                VALUE
(000)         SECURITY                                           RATE                MATURITY                (000)
------------------------------------------------------------------------------------------------------------------
$     6,060   Kaneville Road Joint Venture (LOC - Federal
                 Home Loan Bank of Chicago)                      0.17%             11/01/2032          $     6,060
      5,910   Vold Vision Ventures, LLC (LOC - Federal Home
                 Loan Bank of Dallas)                            0.25              10/01/2039                5,910
                                                                                                       -----------
                                                                                                            18,330
                                                                                                       -----------
              HOME FURNISHINGS (0.3%)
      3,020   Caddo Parish IDB (LOC - Capital One, N.A.)         0.37               7/01/2024                3,020
      4,000   Fulton County Dev. Auth. (LOC - Wells Fargo
                 Bank, N.A.)                                     0.33               6/01/2027                4,000
      2,300   Jasper County IDA (LOC - JPMorgan Chase
                 Bank, N.A.)                                     0.24               8/01/2016                2,300
      1,500   Michigan Strategic Fund Ltd. (LOC - JPMorgan
                 Chase Bank, N.A.)                               0.12               9/01/2030                1,500
      2,300   Walton County Industrial Building Auth.
                 (LOC - Wells Fargo Bank, N.A.)                  0.33              10/01/2017                2,300
                                                                                                       -----------
                                                                                                            13,120
                                                                                                       -----------
              HOME IMPROVEMENT RETAIL (0.1%)
      5,660   Brookhaven IDA (LOC - Capital One, N.A.)           0.38               1/01/2025                5,660
                                                                                                       -----------
              HOSPITAL (0.5%)
      3,170   Albany IDA (LOC - RBS Citizens, N.A.)              1.04               5/01/2035                3,170
      1,730   Johnson City Health and Educational Facilities
                 Board (LOC - U.S. Bank, N.A.)                   0.13               7/01/2033                1,730
     10,035   Lee Memorial Health System (LIQ)
                 (LOC - Deutsche Bank A.G.) (a)                  0.16               4/01/2037               10,035
      3,000   Michigan Hospital Finance Auth. (LOC - Fifth
                 Third Bank)                                     0.11              12/01/2032                3,000
      7,730   Nassau Health Care Corp. (LOC - JPMorgan
                 Chase Bank, N.A.)                               0.15               8/01/2022                7,730
      1,390   West Virginia State Hospital Finance Auth.
                 (LOC - Fifth Third Bank)                        0.10              10/01/2033                1,390
                                                                                                       -----------
                                                                                                            27,055
                                                                                                       -----------
              HOTELS, RESORTS & CRUISE LINES (0.3%)
      2,700   Connecticut Dev. Auth. (LOC - TD Bank, N.A.)       0.23              12/01/2028                2,700
      1,700   Doghouse Properties, LLC (LOC - Federal
                 Home Loan Bank of Atlanta)                      0.21               5/01/2027                1,700
      8,670   Forward Corp. (LOC - Fifth Third Bank)             0.24              12/01/2030                8,670
      2,461   Merger Hospitality, LLC (LOC - Fifth Third Bank)   0.29               4/01/2026                2,461
                                                                                                       -----------
                                                                                                            15,531
                                                                                                       -----------
              HOUSEHOLD APPLIANCES (0.0%)
      1,265   Stark County (LOC - Key Bank, N.A.)                0.17               6/01/2018                1,265
                                                                                                       -----------
              HOUSEWARES & SPECIALTIES (0.0%)
      1,710   Schulte Corp. (LOC - Fifth Third Bank)             0.24               9/01/2024                1,710
                                                                                                       -----------
              INDUSTRIAL GASES (0.1%)
      4,000   Louisiana Public Facilities Auth.                  0.01              12/01/2042                4,000
                                                                                                       -----------
              INDUSTRIAL MACHINERY (0.2%)
      1,365   AL-FE Heat Treating, Inc. (LOC - PNC Bank, N.A.)   0.23               5/01/2021                1,365
      2,000   Allegheny County IDA (LOC - PNC Bank, N.A.)        0.23              11/01/2027                2,000
      3,040   Fulton County Dev. Auth. (LOC - Federal Home
                 Loan Bank of Atlanta)                           0.09               5/01/2030                3,040

================================================================================

9  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON                   FINAL                VALUE
(000)         SECURITY                                           RATE                MATURITY                (000)
------------------------------------------------------------------------------------------------------------------
$       820   Henderson County (LOC - Wells Fargo Bank, N.A.)    0.08%             11/01/2019          $       820
      2,075   Lynchburg IDA (LOC - PNC Bank, N.A.)               0.12               3/01/2029                2,075
        600   Michigan Strategic Fund Ltd. (LOC - Fifth Third
                 Bank)                                           0.14               3/01/2023                  600
      1,290   South Carolina Jobs EDA (LOC - Key Bank, N.A.)     0.17               4/01/2022                1,290
      1,030   Trumbull County (LOC - Key Bank, N.A.)             0.17               4/01/2017                1,030
                                                                                                       -----------
                                                                                                            12,220
                                                                                                       -----------
              INTEGRATED OIL & GAS (0.4%)
     20,000   Calhoun County Navigation IDA                      0.04               1/01/2024               20,000
                                                                                                       -----------
              LEISURE FACILITIES (0.3%)
      4,630   Cattail Creek Country Club, Inc.
                 (LOC - Manufacturers & Traders Trust Co.)       0.54               3/01/2031                4,630
      9,400   Turfway Park, LLC (LOC - Fifth Third Bank)         0.36               7/01/2022                9,400
                                                                                                       -----------
                                                                                                            14,030
                                                                                                       -----------
              LEISURE PRODUCTS (0.1%)
      5,450   Charter Lakes Capital, LLC (LOC - U.S. Bank, N.A.) 0.15              10/01/2046                5,450
      1,570   Rhode Island Industrial Facilities Corp.
                 (LOC - TD Bank, N.A.)                           0.15               2/01/2021                1,570
                                                                                                       -----------
                                                                                                             7,020
                                                                                                       -----------
              LIFE & HEALTH INSURANCE (1.8%)
      2,130   Christian Sendra Irrevocable Trust (LOC - Bank
                 of Oklahoma, N.A.)                              0.17               8/01/2035                2,130
      2,150   Craig Moran Irrevocable Life Insurance Trust
                 (LOC - Bank of Oklahoma, N.A.)                  0.17               1/01/2035                2,150
      1,890   Frank Moran Irrevocable Life Insurance Trust
                 (LOC - Bank of Oklahoma, N.A.)                  0.17               1/01/2035                1,890
      6,460   Harry M. Rubin 2014 Insurance Trust
                 (LOC - Wells Fargo Bank, N.A.)                  0.17               9/01/2034                6,460
      2,450   Kevin Moran Irrevocable Life Insurance Trust
                 (LOC - Bank of Oklahoma, N.A.)                  0.17               1/01/2035                2,450
      9,825   KVR Insurance Trust (LOC - Bank of Oklahoma, N.A.) 0.17               6/01/2034                9,825
      5,090   Larry L. Henry 2013 Family Trust (LOC - Wells
                 Fargo Bank, N.A.)                               0.17              11/01/2033                5,090
      3,950   Lavonia O. Frick Family Trust (LOC - Wells
                 Fargo Bank, N.A.)                               0.17               8/01/2028                3,950
     13,355   Lavonne Johnson Life Insurance Trust
                 (LOC - Federal Home Loan Bank of Atlanta)       0.17               6/01/2031               13,355
      8,870   Lynette J. Keane Insurance Trust (LOC - Wells
                 Fargo Bank, N.A.)                               0.17              10/01/2033                8,870
      3,405   Moran Enterprises Corp. (LOC - Bank of
                 Oklahoma, N.A.)                                 0.17               1/01/2035                3,405
      5,565   Raymon Lee Ince Irrevocable Trust (LOC - Bank
                 of Oklahoma, N.A.)                              0.17               7/01/2033                5,565
     12,000   RBS Insurance Trust (LOC - Bank of Oklahoma, N.A.) 0.17               9/01/2035               12,000
      9,470   Sendra Family Irrevocable Trust (LOC - Bank of
                 Oklahoma, N.A.)                                 0.17               8/01/2035                9,470
      2,130   Stacy A. Sendra IIrrevocable Trust (LOC - Bank
                 of Oklahoma, N.A.)                              0.17               8/01/2035                2,130
      5,375   Sullivan Irrevocable Trust (LOC - Wells Fargo
                 Bank, N.A.)                                     0.17               2/01/2035                5,375
                                                                                                       -----------
                                                                                                            94,115
                                                                                                       -----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON                   FINAL                VALUE
(000)         SECURITY                                           RATE                MATURITY                (000)
------------------------------------------------------------------------------------------------------------------
              MOVIES & ENTERTAINMENT (0.3%)
$    14,110   Esplanade Theatres, LLC (LOC - Federal Home
                 Loan Bank of Dallas)                            0.23%             11/01/2042          $    14,110
      2,500   Kenner Theatres, LLC (LOC - Federal Home
                 Loan Bank of Dallas)                            0.23               2/01/2042                2,500
                                                                                                       -----------
                                                                                                            16,610
                                                                                                       -----------
              MULTIFAMILY HOUSING (1.6%)
      8,190   Alabama Housing Finance Auth. (LOC - U.S.
                 Bank, N.A.)                                     0.03               4/01/2037                8,190
      7,710   Florida Housing Finance Corp. (LOC - SunTrust
                 Bank)                                           0.25               4/01/2034                7,710
      7,300   Gwinnett County Housing Auth. (LOC - SunTrust
                 Bank)                                           0.22               3/01/2041                7,300
     10,000   Nebraska Investment Finance Auth.
                 (LOC - Citibank, N.A.)                          0.04              10/01/2042               10,000
      4,785   Nevada Housing Division (LOC - Citibank, N.A.)     0.03              10/01/2035                4,785
      3,685   New York Housing Finance Agency
                 (LOC - Citibank, N.A.)                          0.02               5/01/2039                3,685
     24,150   New York Housing Finance Agency
                 (LOC - Landesbank Hessen-Thuringen)             0.01               5/01/2041               24,150
      6,600   New York Housing Finance Agency
                 (LOC - Landesbank Hessen-Thuringen)             0.05               5/01/2041                6,600
     10,000   New York Housing Finance Agency
                 (LOC - Landesbank Hessen-Thuringen)             0.02               5/01/2042               10,000
        965   Vermont Housing Finance Agency
                 (LOC - Key Bank, N.A.)                          0.17               1/01/2038                  965
                                                                                                       -----------
                                                                                                            83,385
                                                                                                       -----------
              NURSING/CCRC (0.4%)
      2,255   Berks County Municipal Auth. (LOC - Citizens
                 Bank of Pennsylvania)                           0.35               5/15/2022                2,255
      2,730   Butler County Hospital Auth. (LOC - Citizens
                 Bank of Pennsylvania)                           0.35              10/01/2042                2,730
     13,160   Jackson County EDC (LOC - Bank of America, N.A.)   0.02              11/01/2031               13,160
        525   Roanoke County EDA (LOC - Branch Banking &
                 Trust Co.)                                      1.19              10/01/2028                  525
                                                                                                       -----------
                                                                                                            18,670
                                                                                                       -----------
              OIL & GAS REFINING & MARKETING (0.1%)
      3,000   Port of Port Arthur Navigation District            0.21              12/01/2039                3,000
                                                                                                       -----------
              PACKAGED FOODS & MEAT (0.4%)
      2,895   Brewster Dairy, Inc. (LOC - Bank of Montreal)      0.23               4/03/2023                2,895
      2,200   Indiana Finance Auth. (LOC - Bank of
                 America, N.A.)                                  0.15              12/01/2027                2,200
      2,055   Lancaster IDA (LOC - Fulton Bank)                  1.00               6/01/2027                2,055
      2,800   Michigan Strategic Fund Ltd. (LOC - AgriBank, FCB) 0.06               6/01/2024                2,800
      7,500   Premier Mushrooms, Inc. (LOC - CoBank, ACB)        0.17              12/01/2037                7,500
      2,860   St. Tammany Parish (LOC - Federal Home Loan
                 Bank of Dallas)                                 0.22               7/01/2022                2,860
                                                                                                       -----------
                                                                                                            20,310
                                                                                                       -----------
              PAPER PACKAGING (0.0%)
        255   Washington Finance EDA (LOC - Wells Fargo
                 Bank, N.A.)                                     0.24               4/01/2033                  255
                                                                                                       -----------

================================================================================

11  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON                   FINAL                VALUE
(000)         SECURITY                                           RATE                MATURITY                (000)
------------------------------------------------------------------------------------------------------------------
              PAPER PRODUCTS (0.1%)
$       870   Jackson Paper Co. (LOC - Federal Home Loan
                 Bank of Atlanta)                                0.21%              4/01/2027          $       870
      5,600   Willacoochee Dev. Auth. (LOC - Federal Home
                 Loan Bank of Atlanta)                           0.11               5/01/2021                5,600
                                                                                                       -----------
                                                                                                             6,470
                                                                                                       -----------
              PHARMACEUTICALS (1.4%)
      7,000   Montgomery County IDA (LOC - Landesbank
                 Hessen-Thuringen)                               0.06               4/01/2022                7,000
     20,000   New Hampshire Business Finance Auth.
                 (LOC - Landesbank Hessen-Thuringen)             0.06              11/01/2020               20,000
     19,500   New Hampshire Business Finance Auth.
                 (LOC - Landesbank Hessen-Thuringen)             0.06               9/01/2025               19,500
     30,000   New Hampshire Business Finance Auth.
                 (LOC - Landesbank Hessen-Thuringen)             0.06               4/01/2030               30,000
                                                                                                       -----------
                                                                                                            76,500
                                                                                                       -----------
              PUBLISHING (0.0%)
      1,800   Washington Economic Dev. Finance Auth.
                 (LOC - U.S. Bank, N.A.)                         0.15               1/01/2033                1,800
                                                                                                       -----------
              REAL ESTATE OPERATING COMPANIES (3.3%)
      1,120   AM Investment Partners, LLC (LOC - Federal
                 Home Loan Bank of Indianapolis)                 0.25               6/01/2056                1,120
      2,705   Beavercreek Enterprises, Inc. (LOC - PNC
                 Bank, N.A.)                                     0.23               3/02/2020                2,705
      2,525   Cain Capital Investments, LLC (LOC - Branch
                 Banking & Trust Co.)                            0.29              10/01/2046                2,525
     34,490   Carew Realty, Inc. (LOC - Fifth Third Bank)        0.24               5/01/2037               34,490
     11,295   Delos, LLC (LOC - Wells Fargo Bank, N.A.)          0.26               3/01/2037               11,295
      3,110   Dennis Wesley Co., Inc. (LOC - Federal Home
                 Loan Bank of Indianapolis)                      0.17               6/15/2034                3,110
      7,000   Desert Vistas, LP (LOC - Federal Home Loan
                 Bank of San Francisco)                          0.15               9/01/2055                7,000
      3,915   East Hempfield IDA (LOC - Fulton Bank)             0.65              10/15/2026                3,915
     11,145   Elsinore Properties, LP (LOC - Fifth Third Bank)   0.24               2/01/2037               11,145
      4,090   EMF, LLC (LOC - Comerica Bank, N.A.)               0.23               6/01/2042                4,090
      4,125   Forsyth County (LOC - Fifth Third Bank)            0.12               1/01/2037                4,125
      2,743   Herman & Kittle Capital, LLC (LOC - Fifth Third
                 Bank)                                           0.24               6/01/2055                2,743
      1,570   ICON Finance, LLC (LOC - Fifth Third Bank)         0.29               5/15/2026                1,570
        785   Indianapolis (LOC - RBS Citizens, N.A.)            0.31              11/01/2042                  785
      1,510   Islip IDA (LOC - Citibank, N.A.)                   0.30              12/01/2020                1,510
      5,820   Koar D' Iberville Center (LOC - Federal Home
                 Loan Bank of Dallas)                            0.19               1/01/2033                5,820
      6,000   MB N4P3, LLC (LOC - Federal Home Loan
                 Bank of San Francisco)                          0.15               2/01/2055                6,000
      4,325   Michigan Equity Group, LLC (LOC - Fifth Third
                 Bank)                                           0.24               4/01/2034                4,325
      4,000   Michigan Equity Group, LLC (LOC - Fifth Third
                 Bank)                                           0.24              12/01/2034                4,000
      4,850   New York City Housing Dev. Corp.
                 (LOC - Landesbank Hessen-Thuringen)             0.10              12/01/2036                4,850
      3,795   Partisan Property, Inc. (LOC - Wells Fargo
                 Bank, N.A.)                                     0.20               9/01/2044                3,795
      2,800   Pennsylvania Economic Dev. Financing Auth.
                 (LOC - PNC Bank, N.A.)                          0.20               4/01/2035                2,800
      1,135   Science & Tech Campus (LOC - Fifth Third
                 Bank)                                           0.29              11/01/2020                1,135

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON                   FINAL                VALUE
(000)         SECURITY                                           RATE                MATURITY                (000)
------------------------------------------------------------------------------------------------------------------
$    16,285   Sugar Creek Finance Co., LLC (LOC - Northern
                 Trust Co.)                                      0.15%              6/01/2042          $    16,285
     31,245   Sunroad Centrum Apartments 23
                 (LOC - Comerica Bank, N.A.)                     0.19               5/01/2055               31,245
      3,565   Syracuse IDA (LOC - Key Bank, N.A.)                0.17              10/01/2039                3,565
                                                                                                       -----------
                                                                                                           175,948
                                                                                                       -----------
              REAL ESTATE TAX/FEE (0.3%)
      3,700   Jasper, Morgan, Newton, & Walton County
                 (LOC - JPMorgan Chase Bank, N.A.)               0.19              12/01/2020                3,700
      9,745   Traer Creek Metropolitan District (LOC - BNP
                 Paribas)                                        0.15              10/01/2030                9,745
                                                                                                       -----------
                                                                                                            13,445
                                                                                                       -----------
              REGIONAL BANKS (0.0%)
      2,250   Cobb County IDA (LOC - Federal Home Loan
                 Bank of Atlanta)                                0.17               2/01/2030                2,250
                                                                                                       -----------
              SINGLE FAMILY HOUSING (0.1%)
      3,975   Montgomery County (LOC - PNC Bank, N.A.)           0.15               7/01/2039                3,975
                                                                                                       -----------
              SOLID WASTE DISPOSAL (0.0%)
      2,005   Marion County IDA (LOC - SunTrust Bank)            0.23              10/01/2026                2,005
                                                                                                       -----------
              SPECIAL ASSESSMENT/TAX/FEE (0.1%)
      3,135   Sheridan Redevelopment Agency
                 (LOC - JPMorgan Chase Bank, N.A.)               0.25              12/01/2029                3,135
                                                                                                       -----------
              SPECIALTY STORES (0.7%)
     32,670   Bass Pro Rossford Development Co., LLC
                 (LOC - Fifth Third Bank)                        0.29              11/01/2027               32,670
      2,550   Nextgen Automotive, LLC (LOC - Fifth Third
                 Bank)                                           0.24               4/01/2048                2,550
                                                                                                       -----------
                                                                                                            35,220
                                                                                                       -----------
              STEEL (1.6%)
      2,500   Berkeley County                                    0.35               9/01/2028                2,500
     11,000   Berkeley County                                    0.31               4/01/2031               11,000
        522   Decatur IDB                                        0.35               8/01/2036                  522
      3,505   Klein Steel Services, Inc. (LOC - Manufacturers
                 & Traders Trust Co.) (a)                        0.54               8/01/2025                3,505
      2,500   Mississippi Business Finance Corp.
                 (LOC - Federal Home Loan Bank of Dallas)        0.19               7/01/2020                2,500
     20,000   SSAB AB (LOC - Swedbank AB)                        0.17               4/01/2034               20,000
     15,000   SSAB AB (LOC - Credit Agricole Corp. Inv. Bank)    0.17               5/01/2034               15,000
     15,000   SSAB AB (LOC - DNB Bank ASA)                       0.17               6/01/2035               15,000
     15,000   SSAB AB (LOC - NORDEA AB)                          0.17               8/01/2035               15,000
                                                                                                       -----------
                                                                                                            85,027
                                                                                                       -----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.0%)
      1,170   Alameda County IDA (LOC - Bank of the West)        0.22              12/01/2040                1,170
                                                                                                       -----------
              WATER UTILITIES (0.1%)
      4,000   Indiana Finance Auth. (LOC - Fifth Third Bank)     0.12              12/01/2028                4,000
        930   Iowa Finance Auth. (LOC - Societe Generale)        0.21              11/01/2017                  930
      1,207   L3 Corp. (LOC - Fifth Third Bank)                  0.29              10/01/2034                1,207
                                                                                                       -----------
                                                                                                             6,137
                                                                                                       -----------

================================================================================

13  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON                   FINAL                VALUE
(000)         SECURITY                                           RATE                MATURITY                (000)
------------------------------------------------------------------------------------------------------------------
              WATER/SEWER UTILITY (0.1%)
$     4,795   Hesperia Public Financing Auth. (LOC - Bank of
                 the West)                                       0.16%              6/01/2026          $     4,795
                                                                                                       -----------
              Total Variable-Rate Demand Notes (cost: $1,902,200)                                        1,902,200
                                                                                                       -----------
              ADJUSTABLE-RATE NOTES (6.1%)

              DIVERSIFIED BANKS (4.3%)
     77,806   Bank of America Corp.                              1.14               3/22/2016               77,949
     10,000   Bank of America Corp.                              0.58              10/14/2016                9,970
     38,698   Citigroup, Inc.                                    1.12               4/01/2016               38,747
     38,716   Citigroup, Inc.                                    1.28               7/25/2016               38,815
     43,073   JPMorgan Chase & Co.                               0.95               2/26/2016               43,109
     19,125   JPMorgan Chase & Co.                               0.77              11/18/2016               19,122
                                                                                                       -----------
                                                                                                           227,712
                                                                                                       -----------
              INVESTMENT BANKING & BROKERAGE (1.5%)
     61,302   Goldman Sachs Group, Inc.                          0.77               3/22/2016               61,299
     17,581   Morgan Stanley                                     1.58               2/25/2016               17,631
                                                                                                       -----------
                                                                                                            78,930
                                                                                                       -----------
              REGIONAL BANKS (0.3%)
     18,540   Fifth Third Bank                                   0.74               2/26/2016               18,542
                                                                                                       -----------
              Total Adjustable-Rate Notes (cost: $325,184)                                                 325,184
                                                                                                       -----------
              REPURCHASE AGREEMENTS (3.4%)
     45,000   Bank of America, N.A., 0.07%, acquired 10/30/2015 and due on 11/02/2015 at
                 $45,000 (collateralized by $43,127 of U.S. Treasury, 0.88% - 3.75%(c), due
                 01/15/2018 - 11/15/2043; market value $45,900)                                             45,000
     45,000   Credit Agricole Corp. Inv. Bank, 0.07%, acquired 10/30/2015 and due on
                 11/02/2015 at $45,000 (collateralized by $40,337 of U.S. Treasury, 1.13%(d),
                 due 01/15/2021; market value $45,900)                                                      45,000
     45,000   Credit Suisse First Boston, LLC, 0.09%, acquired 10/30/2015 and due on
                 11/02/2015 at $45,000 (collateralized by $43,505 of U.S. Treasury, 3.13%(c),
                 due 11/15/2041; market value $45,905)                                                      45,000
     45,000   HSBC USA, Inc., 0.06%, acquired 10/30/2015 and due on 11/02/2015 at $45,000
                 (collateralized by $47,185 of U.S. Treasury, 2.75%(c), due 11/15/2042;
                 market value $45,902)                                                                      45,000
                                                                                                       -----------
              Total Repurchase Agreements (cost: $180,000)                                                 180,000
                                                                                                       -----------

              TOTAL INVESTMENTS (COST: $5,352,938)                                                     $ 5,352,938
                                                                                                       ===========

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------

                                             (LEVEL 1)         (LEVEL 2)          (LEVEL 3)
                                           QUOTED PRICES         OTHER           SIGNIFICANT
                                             IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                              MARKETS         OBSERVABLE           INPUTS
                                           FOR IDENTICAL        INPUTS
ASSETS                                        ASSETS                                                   TOTAL
------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                               $--       $1,260,055                $--      $1,260,055
Commercial Paper                                      --        1,635,499                 --       1,635,499
Put Bonds                                             --           50,000                 --          50,000
Variable-Rate Demand Notes                            --        1,902,200                 --       1,902,200
Adjustable-Rate Notes                                 --          325,184                 --         325,184
Repurchase Agreements                                 --          180,000                 --         180,000
------------------------------------------------------------------------------------------------------------
Total                                                $--       $5,352,938                $--      $5,352,938
------------------------------------------------------------------------------------------------------------

================================================================================

15  | USAA Money Market Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost.

3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods

================================================================================

16  | USAA Money Market Fund

================================================================================

determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At October 31, 2015, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do

================================================================================

17  | USAA Money Market Fund

================================================================================

not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

E. As of October 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $5,302,058,000 at October 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

G. REGULATORY MATTERS - In July 2014, the Securities and Exchange Commission
(SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The amendments will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management continues to evaluate the impact of these amendments. The staggered compliance dates for the various amendments extend through October 2016.

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

COMMERCIAL PAPER - Unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

ADJUSTABLE-RATE NOTES - Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CSD    Central School District
EDA    Economic Development Authority
EDC    Economic Development Corp.
IDA    Industrial Development Authority/Agency
IDB    Industrial Development Board

CREDIT ENHANCEMENTS - Add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by the Manager to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Deutsche Bank A.G.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

================================================================================

19  | USAA Money Market Fund

================================================================================

(d) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

================================================================================

                                         Notes to Portfolio of Investments |  20

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2015

                                                                      (Form N-Q)

48445-1215                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
October 31, 2015 (unaudited)

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                  COUPON                                    VALUE
(000)          SECURITY                                                   RATE          MATURITY                  (000)
-----------------------------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS (58.1%)

               CONSUMER DISCRETIONARY (3.4%)
               -----------------------------
               AUTO PARTS & EQUIPMENT (0.1%)
$     2,000    Lear Corp.                                                 4.75%        1/15/2023            $     2,023
                                                                                                            -----------
               AUTOMOTIVE RETAIL (0.5%)
     10,302    Advance Auto Parts, Inc.                                   4.50        12/01/2023                 10,725
      5,500    CST Brands, Inc.                                           5.00         5/01/2023                  5,583
                                                                                                            -----------
                                                                                                                 16,308
                                                                                                            -----------
               CABLE & SATELLITE (0.9%)
     20,000    CCO Safari II, LLC (a)                                     4.91         7/23/2025                 20,360
      1,000    Comcast Corp.                                              6.50         1/15/2017                  1,066
      5,000    NBCUniversal Enterprise, Inc. (a)                          1.97         4/15/2019                  5,017
      3,750    Neptune Finco Corp. (b)                                    5.00        10/09/2022                  3,769
                                                                                                            -----------
                                                                                                                 30,212
                                                                                                            -----------
               DEPARTMENT STORES (0.5%)
      3,200    Dillard's, Inc.                                            7.13         8/01/2018                  3,520
     10,372    J.C. Penney Corp., Inc. (b),(c)                            6.00         5/22/2018                 10,353
        851    Macy's Retail Holdings, Inc.                               5.90        12/01/2016                    895
      2,000    Macy's Retail Holdings, Inc.                               7.45         7/15/2017                  2,189
                                                                                                            -----------
                                                                                                                 16,957
                                                                                                            -----------
               GENERAL MERCHANDISE STORES (0.1%)
      2,494    Dollar Tree, Inc. (b)                                      3.50         7/06/2022                  2,502
                                                                                                            -----------
               HOME FURNISHINGS (0.1%)
      4,428    Serta Simmons Holdings, LLC (b)                            4.25        10/01/2019                  4,436
                                                                                                            -----------
               HOMEBUILDING (0.2%)
      2,000    D.R. Horton, Inc.                                          5.75         8/15/2023                  2,195
      5,000    Lennar Corp.                                               4.50        11/15/2019                  5,200
                                                                                                            -----------
                                                                                                                  7,395
                                                                                                            -----------
               HOUSEHOLD APPLIANCES (0.0%)
      1,000    Whirlpool Corp.                                            7.75         7/15/2016                  1,044
                                                                                                            -----------
               RESTAURANTS (0.5%)
      3,803    1011778 B.C. Unlimited Liability Co. (b)                   3.75        12/12/2021                  3,815
     13,297    ARAMARK Services, Inc. (b)                                 3.25         9/07/2019                 13,310
                                                                                                            -----------
                                                                                                                 17,125
                                                                                                            -----------
               SPECIALIZED CONSUMER SERVICES (0.1%)
      1,000    Service Corp. International                                7.63        10/01/2018                  1,137
      2,000    Service Corp. International                                5.38         5/15/2024                  2,142
                                                                                                            -----------
                                                                                                                  3,279
                                                                                                            -----------
               SPECIALTY STORES (0.4%)
      4,640    Harbor Freight Tools USA, Inc. (b)                         4.75         7/26/2019                  4,662
      2,985    PetSmart, Inc. (b)                                         4.25         3/11/2022                  2,989
      2,000    Sally Holdings, LLC / Sally Capital, Inc.                  5.75         6/01/2022                  2,120

================================================================================

1  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                  COUPON                                    VALUE
(000)          SECURITY                                                   RATE          MATURITY                  (000)
-----------------------------------------------------------------------------------------------------------------------
$     2,000    Staples, Inc. (b),(c)                                      3.50%        4/07/2021            $     1,993
                                                                                                            -----------
                                                                                                                 11,764
                                                                                                            -----------
               Total Consumer Discretionary                                                                     113,045
                                                                                                            -----------
               CONSUMER STAPLES (2.1%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.1%)
      2,000    Cargill, Inc. (a)                                          6.00        11/27/2017                  2,173
                                                                                                            -----------
               DRUG RETAIL (0.7%)
      5,000    CVS Health Corp.                                           4.88         7/20/2035                  5,280
      9,070    CVS Pass-Through Trust (a)                                 5.93         1/10/2034                 10,131
     10,000    Walgreens Boots Alliance, Inc.                             3.80        11/18/2024                  9,944
                                                                                                            -----------
                                                                                                                 25,355
                                                                                                            -----------
               FOOD RETAIL (0.1%)
      3,900    Albertson's LLC (b)                                        5.00         8/25/2019                  3,903
                                                                                                            -----------
               PACKAGED FOODS & MEAT (1.2%)
     10,000    J.M. Smucker Co.                                           4.25         3/15/2035                  9,853
     15,000    Kraft Foods Group, Inc.                                    3.50         6/06/2022                 15,319
      1,799    Kraft Heinz Foods Co (a)                                   4.88         2/15/2025                  1,936
      3,500    Mead Johnson Nutrition Co.                                 4.13        11/15/2025                  3,543
     10,000    Tyson Foods, Inc.                                          3.95         8/15/2024                 10,228
                                                                                                            -----------
                                                                                                                 40,879
                                                                                                            -----------
               Total Consumer Staples                                                                            72,310
                                                                                                            -----------
               ENERGY (9.2%)
               -------------
               COAL & CONSUMABLE FUELS (0.0%)
      2,500    Peabody Energy Corp.                                       6.00        11/15/2018                    450
                                                                                                            -----------
               OIL & GAS DRILLING (0.8%)
     10,000    Nabors Industries, Inc.                                    4.63         9/15/2021                  9,114
      5,000    Noble Holding International Ltd.                           2.50         3/15/2017                  4,696
      1,000    Noble Holding International Ltd.                           4.90         8/01/2020                    860
      3,000    Noble Holding International Ltd.                           3.95         3/15/2022                  2,252
      5,000    Noble Holding International Ltd.                           5.95         4/01/2025                  4,025
      5,000    Transocean, Inc.                                           5.55        12/15/2016                  4,992
                                                                                                            -----------
                                                                                                                 25,939
                                                                                                            -----------
               OIL & GAS EQUIPMENT & SERVICES (0.3%)
      2,000    Exterran Holdings, Inc.                                    7.25        12/01/2018                  2,042
      3,079    SEACOR Holdings, Inc.                                      7.38        10/01/2019                  3,125
      2,000    SESI, LLC                                                  7.13        12/15/2021                  1,948
      2,000    Weatherford Bermuda                                        9.63         3/01/2019                  2,080
      3,180    Weatherford Bermuda                                        5.13         9/15/2020                  2,723
                                                                                                            -----------
                                                                                                                 11,918
                                                                                                            -----------
               OIL & GAS EXPLORATION & PRODUCTION (1.6%)
      8,000    Anadarko Petroleum Corp.                                   6.38         9/15/2017                  8,618
      3,000    Chesapeake Energy Corp.                                    6.63         8/15/2020                  2,047
      4,000    Denbury Resources, Inc.                                    6.38         8/15/2021                  2,940
      2,000    Devon Energy Corp.                                         6.30         1/15/2019                  2,229
      2,000    EQT Corp.                                                  6.50         4/01/2018                  2,142
      1,000    EQT Corp.                                                  8.13         6/01/2019                  1,160
      3,000    EQT Corp.                                                  4.88        11/15/2021                  3,021
      2,000    Hess Corp.                                                 8.13         2/15/2019                  2,325
      2,000    Newfield Exploration Co. (d)                               5.75         1/30/2022                  2,040
      5,000    Newfield Exploration Co.                                   5.38         1/01/2026                  4,775
      2,000    Noble Energy, Inc.                                         8.25         3/01/2019                  2,332
      5,000    Pioneer Natural Resource                                   3.95         7/15/2022                  4,980
      1,000    Polar Tankers, Inc. (a)                                    5.95         5/10/2037                  1,136
        900    QEP Resources, Inc.                                        6.80         3/01/2020                    886
      5,000    QEP Resources, Inc.                                        6.88         3/01/2021                  4,875

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                  COUPON                                    VALUE
(000)          SECURITY                                                   RATE          MATURITY                  (000)
-----------------------------------------------------------------------------------------------------------------------
$    10,000    Southwestern Energy Co.                                    4.10%        3/15/2022            $     8,552
      2,000    Southwestern Energy Co.                                    4.95         1/23/2025                  1,748
                                                                                                            -----------
                                                                                                                 55,806
                                                                                                            -----------
               OIL & GAS REFINING & MARKETING (0.4%)
      6,000    EnLink Midstream Partners, LP                              4.15         6/01/2025                  5,484
      5,000    Marathon Petroleum Corp.                                   4.75         9/15/2044                  4,552
      2,000    Motiva Enterprises, LLC (a)                                5.75         1/15/2020                  2,189
                                                                                                            -----------
                                                                                                                 12,225
                                                                                                            -----------
               OIL & GAS STORAGE & TRANSPORTATION (6.1%)
     15,000    Boardwalk Pipelines, LP                                    4.95        12/15/2024                 13,749
        250    Buckeye Partners, LP                                       5.13         7/01/2017                    260
     10,000    Buckeye Partners, LP                                       2.65        11/15/2018                  9,685
     10,000    Buckeye Partners, LP                                       4.35        10/15/2024                  9,281
     10,000    Columbia Pipeline Group, Inc. (a)                          4.50         6/01/2025                  9,642
      3,000    DCP Midstream Operating, LP                                4.95         4/01/2022                  2,745
      4,000    DCP Midstream Operating, LP                                3.88         3/15/2023                  3,398
     18,000    DCP Midstream, LLC (a)                                     5.85         5/21/2043                 14,445
     19,000    Enbridge Energy Partners, LP                               8.05        10/01/2077                 17,338
      1,000    Energy Transfer Partners, LP                               9.70         3/15/2019                  1,185
     16,000    Energy Transfer Partners, LP                               3.32 (e)    11/01/2066                 11,280
      1,000    Enterprise Products Operating, LLC                         8.38         8/01/2066                    985
      5,000    Enterprise Products Operating, LLC                         7.00         6/01/2067                  4,463
     11,800    Enterprise Products Operating, LLC                         7.03         1/15/2068                 12,493
      5,000    EQT Midstream Partners, LP                                 4.00         8/01/2024                  4,397
      3,000    Gulfstream Natural Gas System, LLC (a)                     6.95         6/01/2016                  3,085
      2,000    Kinder Morgan Energy Partners                              6.50         4/01/2020                  2,177
      7,000    Kinder Morgan Energy Partners (d)                          5.00        10/01/2021                  6,994
      1,000    Kinder Morgan, Inc.                                        6.50         9/15/2020                  1,089
      6,000    Kinder Morgan, Inc. (a)                                    5.00         2/15/2021                  6,079
      7,500    MPLX, LP                                                   4.00         2/15/2025                  6,856
     12,000    NGPL PipeCo, LLC (a)                                       7.12        12/15/2017                 11,160
      2,000    NuStar Logistics, LP                                       8.15         4/15/2018                  2,140
      5,000    NuStar Logistics, LP                                       4.80         9/01/2020                  4,875
      3,000    NuStar Logistics, LP                                       4.75         2/01/2022                  2,835
      2,000    ONEOK Partners, LP                                         8.63         3/01/2019                  2,299
      5,000    ONEOK Partners, LP                                         4.90         3/15/2025                  4,618
      8,000    ONEOK, Inc.                                                4.25         2/01/2022                  6,880
      1,000    Plains All American Pipeline, LP                           8.75         5/01/2019                  1,186
      1,000    Questar Pipeline Co.                                       5.83         2/01/2018                  1,086
      2,000    Southern Union Co.                                         3.32 (e)    11/01/2066                  1,210
      1,000    Spectra Energy Capital, LLC                                8.00        10/01/2019                  1,150
      4,500    Targa Resources Partners, LP (a)                           5.00         1/15/2018                  4,455
      3,000    Targa Resources Partners, LP                               6.88         2/01/2021                  3,030
      2,000    Tennessee Gas Pipeline Co.                                 7.00        10/15/2028                  2,211
      5,000    Western Gas Partners, LP                                   5.38         6/01/2021                  5,304
     10,000    Williams Companies, Inc.                                   4.55         6/24/2024                  8,384
                                                                                                            -----------
                                                                                                                204,449
                                                                                                            -----------
               Total Energy                                                                                     310,787
                                                                                                            -----------

               FINANCIALS (24.3%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.4%)
     10,000    Ares Capital Corp.                                         4.88        11/30/2018                 10,405
     10,000    FS Investment Corp.                                        4.00         7/15/2019                 10,072
      5,000    Main Street Capital Corp.                                  4.50        12/01/2019                  5,109
     11,400    Prospect Capital Corp.                                     5.00         7/15/2019                 11,771
     10,000    State Street Capital Trust IV                              1.34 (e)     6/01/2077                  8,087
                                                                                                            -----------
                                                                                                                 45,444
                                                                                                            -----------
               CONSUMER FINANCE (0.2%)
      8,000    American Express Co.                                       6.80         9/01/2066                  8,072
                                                                                                            -----------

================================================================================

3  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                  COUPON                                    VALUE
(000)          SECURITY                                                   RATE          MATURITY                  (000)
-----------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED BANKS (2.1%)
$     1,000    Bank of America Corp.                                      8.00%                -(f)         $     1,044
      1,000    Bank of America Corp.                                      8.13                 -(f)               1,043
      2,000    Bank of America Corp.                                      5.63        10/14/2016                  2,087
      2,000    Bank of America Corp.                                      5.75        12/01/2017                  2,162
     10,000    Bank of America Corp.                                      1.39 (e)     3/22/2018                 10,066
     10,000    Bank of America Corp.                                      4.20         8/26/2024                 10,073
     15,000    Citigroup, Inc.                                            4.40         6/10/2025                 15,191
      1,000    Comerica Bank                                              5.20         8/22/2017                  1,063
      6,035    Compass Bank                                               6.40        10/01/2017                  6,463
      2,000    JPMorgan Chase Capital XIII                                1.28 (e)     9/30/2034                  1,697
     10,000    JPMorgan Chase Capital XXI                                 1.25 (e)     1/15/2087                  7,823
      7,500    USB Realty Corp. (a)                                       1.47 (e)             -(f)               6,816
      5,000    Wells Fargo & Co.                                          3.50         3/08/2022                  5,204
                                                                                                            -----------
                                                                                                                 70,732
                                                                                                            -----------
               INVESTMENT BANKING & BROKERAGE (0.3%)
     10,000    Morgan Stanley                                             4.88        11/01/2022                 10,800
                                                                                                            -----------
               LIFE & HEALTH INSURANCE (2.2%)
      3,000    American Equity Investment Life Holding Co.                6.63         7/15/2021                  3,195
      2,000    Forethought Financial Group (a)                            8.63         4/15/2021                  2,299
     13,018    Lincoln National Corp.                                     7.00         5/17/2066                 10,927
      5,000    MetLife Capital Trust X (a)                                9.25         4/08/2068                  6,963
      8,000    MetLife, Inc.                                              6.40        12/15/2066                  8,793
      1,000    Ohio National Financial Services, Inc. (a)                 6.38         4/30/2020                  1,140
      2,000    Ohio National Financial Services, Inc. (a)                 6.63         5/01/2031                  2,396
      5,000    Primerica, Inc.                                            4.75         7/15/2022                  5,381
      3,000    Principal Financial Global Fund, LLC                       0.84 (e)     1/10/2031                  2,680
      2,000    Prudential Financial, Inc.                                 6.00        12/01/2017                  2,180
     10,000    Prudential Financial, Inc.                                 5.88         9/15/2042                 10,650
     18,471    StanCorp Financial Group, Inc.                             6.90         6/01/2067                 16,024
                                                                                                            -----------
                                                                                                                 72,628
                                                                                                            -----------
               MULTI-LINE INSURANCE (1.5%)
      2,000    American International Group, Inc.                         8.18         5/15/2068                  2,645
     10,000    Genworth Holdings, Inc.                                    6.15        11/15/2066                  4,550
     15,000    Glen Meadow Pass-Through Trust (a)                         6.51         2/12/2067                 13,012
      2,000    HCC Insurance Holdings, Inc.                               6.30        11/15/2019                  2,249
     10,000    Kemper Corp.                                               4.35         2/15/2025                 10,128
     20,235    Nationwide Mutual Insurance Co. (a)                        2.63 (e)    12/15/2024                 19,430
                                                                                                            -----------
                                                                                                                 52,014
                                                                                                            -----------
               MULTI-SECTOR HOLDINGS (0.5%)
      5,000    Berkshire Hathaway Finance Corp.                           1.30         5/15/2018                  5,001
     10,000    BNSF Funding Trust I                                       6.61        12/15/2055                 11,235
                                                                                                            -----------
                                                                                                                 16,236
                                                                                                            -----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
      5,000    Icahn Enterprises, LP                                      3.50         3/15/2017                  5,071
                                                                                                            -----------
               PROPERTY & CASUALTY INSURANCE (4.8%)
      2,000    Allied World Assurance Holdings Ltd.                       7.50         8/01/2016                  2,091
      2,000    Allied World Assurance Holdings Ltd.                       5.50        11/15/2020                  2,212
      5,000    Allied World Assurance Holdings Ltd.                       4.35        10/29/2025                  4,975
     15,000    Allstate Corp.                                             5.75         8/15/2053                 15,647
     10,000    Allstate Corp.                                             6.13         5/15/2067                 10,069
      7,500    AmTrust Financial Services, Inc.                           6.13         8/15/2023                  7,913
      1,000    Assured Guaranty Municipal Holdings, Inc. (a)              6.40        12/15/2066                    732
      1,535    Assured Guaranty U.S. Holdings, Inc.                       7.00         6/01/2034                  1,693
      1,000    Assured Guaranty U.S. Holdings, Inc.                       6.40        12/15/2066                    725

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                  COUPON                                    VALUE
(000)          SECURITY                                                   RATE          MATURITY                  (000)
-----------------------------------------------------------------------------------------------------------------------
$    25,000    Chubb Corp.                                                6.38%        3/29/2067            $    24,062
      9,760    Ironshore Holdings, Inc. (a)                               8.50         5/15/2020                 11,385
      4,000    Markel Corp.                                               3.63         3/30/2023                  3,994
      5,000    Navigators Group, Inc.                                     5.75        10/15/2023                  5,392
     15,000    Oil Insurance Ltd. (a)                                     3.31 (e)             -(f)              13,350
     10,025    OneBeacon U.S. Holdings, Inc.                              4.60        11/09/2022                 10,159
     10,000    ProAssurance Corp.                                         5.30        11/15/2023                 10,718
     20,010    Progressive Corp.                                          6.70         6/15/2067                 20,210
      5,000    RLI Corp.                                                  4.88         9/15/2023                  5,228
      5,000    Sirius International Group (a)                             6.38         3/20/2017                  5,206
      5,000    Travelers Companies, Inc.                                  6.25         3/15/2067                  5,125
                                                                                                            -----------
                                                                                                                160,886
                                                                                                            -----------
               REGIONAL BANKS (5.0%)
     10,000    Associated Banc-Corp.                                      4.25         1/15/2025                 10,122
     10,000    Banc of California, Inc.                                   5.25         4/15/2025                  9,800
      1,750    Bank of Oklahoma, N.A.                                     1.01 (e)     5/15/2017                  1,737
     15,000    Citizens Financial Group, Inc. (a)                         4.15         9/28/2022                 15,263
      4,750    CoBiz Financial, Inc.                                      5.63         6/25/2030                  4,846
      2,000    Cullen/Frost Bankers, Inc.                                 0.85 (e)     2/15/2017                  1,985
     10,000    Cullen/Frost Capital Trust II                              1.87 (e)     3/01/2034                  8,887
      5,000    First Financial Bancorp                                    5.13         8/25/2025                  4,988
      1,000    First Maryland Capital Trust I                             1.32 (e)     1/15/2027                    831
     10,000    First Niagara Financial Group, Inc.                        7.25        12/15/2021                 11,996
      3,000    First Tennessee Bank, N.A.                                 5.65         4/01/2016                  3,047
      5,000    FirstMerit Bank, N.A.                                      4.27        11/25/2026                  5,120
     10,000    FirstMerit Corp.                                           4.35         2/04/2023                 10,262
     10,000    Fulton Financial Corp.                                     4.50        11/15/2024                 10,172
      1,000    Hancock Holding Co.                                        5.88         4/01/2017                  1,047
      5,000    Hilltop Holdings, Inc.                                     5.00         4/15/2025                  5,025
      2,000    Key Bank, N.A.                                             5.45         3/03/2016                  2,030
        750    KeyCorp Capital II                                         6.88         3/17/2029                    862
     16,000    Manufacturers & Traders Trust Co.                          5.63        12/01/2021                 15,920
      5,000    MUFG Americas Holdings Corp.                               3.50         6/18/2022                  5,095
     10,000    People's United Financial, Inc.                            3.65        12/06/2022                  9,908
     10,000    People's United Bank                                       4.00         7/15/2024                  9,934
      5,000    SunTrust Capital I                                         0.99 (e)     5/15/2027                  4,175
      2,000    TCF National Bank                                          5.50         2/01/2016                  2,010
      5,000    TCF National Bank                                          4.60         2/27/2025                  4,944
      5,000    Webster Financial Corp.                                    4.38         2/15/2024                  5,052
      1,000    Wilmington Trust Corp.                                     8.50         4/02/2018                  1,142
      3,500    Wintrust Financial Corp.                                   5.00         6/13/2024                  3,633
                                                                                                            -----------
                                                                                                                169,833
                                                                                                            -----------
               REINSURANCE (0.5%)
      5,000    Alleghany Corp.                                            5.63         9/15/2020                  5,539
      6,259    Alterra USA Holdings Ltd. (a)                              7.20         4/14/2017                  6,658
      5,000    Platinum Underwriters Finance, Inc.                        7.50         6/01/2017                  5,400
                                                                                                            -----------
                                                                                                                 17,597
                                                                                                            -----------
               REITs - DIVERSIFIED (0.2%)
      1,000    Liberty Property, LP                                       6.63        10/01/2017                  1,089
      5,000    Washington REIT                                            3.95        10/15/2022                  4,947
                                                                                                            -----------
                                                                                                                  6,036
                                                                                                            -----------
               REITs - HEALTH CARE (0.7%)
      2,000    HCP, Inc.                                                  6.30         9/15/2016                  2,082
      2,000    Nationwide Health Properties, Inc.                         6.90        10/01/2037                  2,516
     10,000    Omega Healthcare Investors, Inc.                           4.95         4/01/2024                 10,184
      2,000    Senior Housing Properties Trust                            6.75        12/15/2021                  2,221
      2,000    Welltower, Inc.                                            4.70         9/15/2017                  2,102
      3,000    Welltower, Inc.                                            6.13         4/15/2020                  3,412
      2,000    Welltower, Inc.                                            4.95         1/15/2021                  2,168
                                                                                                            -----------
                                                                                                                 24,685
                                                                                                            -----------

================================================================================

5  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                  COUPON                                    VALUE
(000)          SECURITY                                                   RATE          MATURITY                  (000)
-----------------------------------------------------------------------------------------------------------------------
               REITs - INDUSTRIAL (0.2%)
$     5,000    ProLogis, LP                                               6.88%        3/15/2020            $     5,771
                                                                                                            -----------
               REITs - OFFICE (1.1%)
      7,000    Alexandria Real Estate Equities, Inc.                      4.60         4/01/2022                  7,323
      2,000    BioMed Realty, LP                                          6.13         4/15/2020                  2,163
      3,000    BioMed Realty, LP                                          4.25         7/15/2022                  2,902
      2,000    Boston Properties, LP                                      5.88        10/15/2019                  2,244
      8,000    Boston Properties, LP                                      3.85         2/01/2023                  8,270
      1,000    Brandywine Operating Partnership, LP                       6.00         4/01/2016                  1,018
      6,000    Columbia Property Trust Operating Partnership, LP          5.88         4/01/2018                  6,474
         92    Duke Realty, LP                                            5.95         2/15/2017                     97
        932    Duke Realty, LP                                            6.50         1/15/2018                  1,019
      2,000    Equity Commonwealth                                        6.25         8/15/2016                  2,024
      1,000    Equity Commonwealth                                        6.65         1/15/2018                  1,069
      1,500    Mack-Cali Realty, LP                                       5.80         1/15/2016                  1,511
      1,000    Mack-Cali Realty, LP                                       7.75         8/15/2019                  1,146
      1,000    Reckson Operating Partnership, LP                          6.00         3/31/2016                  1,018
                                                                                                            -----------
                                                                                                                 38,278
                                                                                                            -----------
               REITs - RESIDENTIAL (0.5%)
      5,550    AvalonBay Communities, Inc.                                2.85         3/15/2023                  5,365
     10,000    UDR, Inc.                                                  4.63         1/10/2022                 10,748
                                                                                                            -----------
                                                                                                                 16,113
                                                                                                            -----------
               REITs - RETAIL (1.1%)
      5,000    CBL & Associates, LP                                       5.25        12/01/2023                  5,129
      3,000    Federal Realty Investment Trust                            3.00         8/01/2022                  2,963
     10,000    Federal Realty Investment Trust                            2.75         6/01/2023                  9,597
      1,000    National Retail Properties, Inc.                           6.88        10/15/2017                  1,092
      5,000    National Retail Properties, Inc.                           4.00        11/15/2025                  4,986
      2,000    Realty Income Corp.                                        5.95         9/15/2016                  2,077
      2,000    Realty Income Corp.                                        5.75         1/15/2021                  2,245
      2,100    Realty Income Corp.                                        3.25        10/15/2022                  2,041
      5,000    Realty Income Corp.                                        4.13        10/15/2026                  5,073
      2,000    Regency Centers, LP                                        5.88         6/15/2017                  2,125
                                                                                                            -----------
                                                                                                                 37,328
                                                                                                            -----------
               REITs - SPECIALIZED (1.3%)
      5,000    American Tower Corp.                                       3.45         9/15/2021                  5,049
      5,000    American Tower Corp. (g)                                   5.90        11/01/2021                  5,561
     21,204    CC Holdings GS V, LLC / Crown Castle III Corp.             3.85         4/15/2023                 21,004
      3,990    Communications Sales & Leasing, Inc. (b)                   5.00        10/24/2022                  3,777
      6,000    EPR Properties                                             7.75         7/15/2020                  7,078
                                                                                                            -----------
                                                                                                                 42,469
                                                                                                            -----------
               SPECIALIZED FINANCE (0.3%)
     10,000    McGraw Hill Financial, Inc. (a)                            4.00         6/15/2025                  9,953
                                                                                                            -----------
               THRIFTS & MORTGAGE FINANCE (0.3%)
     10,000    EverBank Financial Corp.                                   5.75         7/02/2025                 10,214
                                                                                                            -----------
               Total Financials                                                                                 820,160
                                                                                                            -----------
               HEALTH CARE (0.9%)
               ------------------
               HEALTH CARE SERVICES (0.0%)
      1,000    Laboratory Corp. of America                                5.63        12/15/2015                  1,005
                                                                                                            -----------
               PHARMACEUTICALS (0.9%)
     10,000    Actavis Funding SCS                                        3.80         3/15/2025                  9,929
      5,000    Mallinckrodt International Finance S.A.                    4.75         4/15/2023                  4,375
      1,000    Pfizer, Inc.                                               6.05         3/30/2017                  1,071

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                  COUPON                                    VALUE
(000)          SECURITY                                                   RATE          MATURITY                  (000)
-----------------------------------------------------------------------------------------------------------------------
$    15,000    Zoetis, Inc.                                               3.25%        2/01/2023            $    14,367
                                                                                                            -----------
                                                                                                                 29,742
                                                                                                            -----------
               Total Health Care                                                                                 30,747
                                                                                                            -----------

               INDUSTRIALS (5.9%)
               ------------------
               AEROSPACE & DEFENSE (0.9%)
     10,000    L-3 Communications Corp.                                   5.20        10/15/2019                 10,538
     15,000    Lockheed Martin Corp.                                      3.60         3/01/2035                 13,608
      5,000    United Technologies Corp.                                  3.10         6/01/2022                  5,136
                                                                                                            -----------
                                                                                                                 29,282
                                                                                                            -----------
               AIR FREIGHT & LOGISTICS (0.3%)
     10,000    FedEx Corp.                                                3.90         2/01/2035                  9,190
                                                                                                            -----------
               AIRLINES (1.9%)
         96    America West Airlines, Inc. Pass-Through Trust             6.87         7/02/2018                     98
        885    America West Airlines, Inc. Pass-Through Trust (INS)       7.93         7/02/2020                    953
      9,004    American Airlines, Inc. Pass-Through Trust                 4.00         1/15/2027                  9,196
      3,414    Continental Airlines, Inc. Pass-Through Trust              9.00         1/08/2018                  3,576
        633    Continental Airlines, Inc. Pass-Through Trust              6.55         8/02/2020                    682
        709    Continental Airlines, Inc. Pass-Through Trust (INS)        6.24         9/15/2021                    755
      9,646    Continental Airlines, Inc. Pass-Through Trust              4.15        10/11/2025                  9,851
      9,340    Hawaiian Airlines, Inc. Pass-Through Trust                 3.90         1/15/2026                  9,165
      7,000    United Airlines, Inc. Pass-Through Trust                   4.63         3/03/2024                  6,991
      4,760    United Airlines, Inc. Pass-Through Trust                   4.30         2/15/2027                  4,933
      1,098    US Airways Group, Inc. Pass-Through Trust (INS)            7.08         9/20/2022                  1,187
      3,547    US Airways Group, Inc. Pass-Through Trust                  6.25        10/22/2024                  3,978
      2,263    US Airways Group, Inc. Pass-Through Trust (d)              7.13         4/22/2025                  2,639
      9,371    US Airways Group, Inc. Pass-Through Trust                  3.95         5/15/2027                  9,523
                                                                                                            -----------
                                                                                                                 63,527
                                                                                                            -----------
               BUILDING PRODUCTS (0.1%)
      1,000    USG Corp.                                                  6.30        11/15/2016                  1,038
      1,000    USG Corp.                                                  9.75         1/15/2018                  1,127
                                                                                                            -----------
                                                                                                                  2,165
                                                                                                            -----------
               CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.6%)
      5,000    CNH Industrial Capital, LLC (a)                            3.88         7/16/2018                  5,025
     10,000    CNH Industrial Capital, LLC                                3.38         7/15/2019                  9,888
      4,950    Terex Corp. (b)                                            3.50         8/13/2021                  4,925
                                                                                                            -----------
                                                                                                                 19,838
                                                                                                            -----------
               INDUSTRIAL CONGLOMERATES (0.7%)
      6,440    GE Capital Trust I                                         6.38        11/15/2067                  6,904
      5,000    General Electric Capital Corp.                             6.25                 -(f)               5,579
      9,000    General Electric Capital Corp.                             6.38        11/15/2067                  9,634
                                                                                                            -----------
                                                                                                                 22,117
                                                                                                            -----------
               INDUSTRIAL MACHINERY (0.2%)
      1,500    SPX Flow, Inc.                                             6.88         9/01/2017                  1,598
      6,000    Stanley Black & Decker, Inc.                               5.75        12/15/2053                  6,375
                                                                                                            -----------
                                                                                                                  7,973
                                                                                                            -----------
               TRADING COMPANIES & DISTRIBUTORS (0.4%)
      7,000    ILFC E-Capital Trust I (a)                                 4.57 (e)    12/21/2065                  6,475
      2,000    ILFC E-Capital Trust II (a)                                6.25 (e)    12/21/2065                  1,890
      6,000    International Lease Finance Corp. (a)                      7.13         9/01/2018                  6,660
                                                                                                            -----------
                                                                                                                 15,025
                                                                                                            -----------
               TRUCKING (0.8%)
      1,000    ERAC USA Finance, LLC (a)                                  6.20        11/01/2016                  1,045

================================================================================

7  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                  COUPON                                    VALUE
(000)          SECURITY                                                   RATE          MATURITY                  (000)
-----------------------------------------------------------------------------------------------------------------------
$     5,000    ERAC USA Finance, LLC (a)                                  3.30%       10/15/2022            $     4,979
     20,000    Penske Truck Leasing Co., LP (a)                           4.25         1/17/2023                 20,214
      1,965    YRC Worldwide, Inc. (b)                                    8.25         2/13/2019                  1,872
                                                                                                            -----------
                                                                                                                 28,110
                                                                                                            -----------
               Total Industrials                                                                                197,227
                                                                                                            -----------

               INFORMATION TECHNOLOGY (0.7%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.6%)
     20,000    QUALCOMM, Inc.                                             3.45         5/20/2025                 19,230
                                                                                                            -----------
               ELECTRONIC MANUFACTURING SERVICES (0.1%)
      5,000    Molex Electronic Technologies, LLC (a)                     3.90         4/15/2025                  4,863
                                                                                                            -----------
               Total Information Technology                                                                      24,093
                                                                                                            -----------

               MATERIALS (2.5%)
               ----------------
               ALUMINUM (0.3%)
     10,000    Alcoa, Inc.                                                5.40         4/15/2021                 10,387
                                                                                                            -----------
               CONSTRUCTION MATERIALS (0.3%)
      3,000    CRH America, Inc.                                          5.75         1/15/2021                  3,418
      5,000    Martin Marietta Materials, Inc.                            4.25         7/02/2024                  4,957
                                                                                                            -----------
                                                                                                                  8,375
                                                                                                            -----------
               DIVERSIFIED CHEMICALS (0.0%)
      1,000    E.I. du Pont de Nemours & Co.                              6.00         7/15/2018                  1,107
                                                                                                            -----------
               DIVERSIFIED METALS & MINING (0.3%)
     10,000    Freeport-McMoRan, Inc.                                     3.55         3/01/2022                  8,015
                                                                                                            -----------
               METAL & GLASS CONTAINERS (0.1%)
      1,000    Ball Corp.                                                 5.00         3/15/2022                  1,038
      2,500    Ball Corp.                                                 5.25         7/01/2025                  2,550
                                                                                                            -----------
                                                                                                                  3,588
                                                                                                            -----------
               PAPER PACKAGING (0.3%)
      5,000    Rock-Tenn Co.                                              4.45         3/01/2019                  5,282
      5,153    Sealed Air Corp. (a)                                       6.88         7/15/2033                  5,282
                                                                                                            -----------
                                                                                                                 10,564
                                                                                                            -----------
               PAPER PRODUCTS (0.5%)
      3,000    Georgia-Pacific, LLC                                       7.25         6/01/2028                  3,825
      3,000    International Paper Co.                                    7.50         8/15/2021                  3,633
      5,000    International Paper Co.                                    4.75         2/15/2022                  5,375
      5,000    International Paper Co.                                    3.80         1/15/2026                  5,000
                                                                                                            -----------
                                                                                                                 17,833
                                                                                                            -----------
               STEEL (0.7%)
      2,000    Allegheny Technologies, Inc.                               9.38         6/01/2019                  2,115
     10,000    Allegheny Technologies, Inc.                               5.95         1/15/2021                  8,850
      3,000    Allegheny Technologies, Inc.                               7.13         8/15/2023                  2,565
      2,000    Carpenter Technology Corp. (d)                             5.20         7/15/2021                  2,043
      8,000    Worthington Industries, Inc.                               4.55         4/15/2026                  8,035
                                                                                                            -----------
                                                                                                                 23,608
                                                                                                            -----------
               Total Materials                                                                                   83,477
                                                                                                            -----------

               MUNICIPAL BONDS (0.4%)
               ----------------------
               EDUCATION (0.1%)
      3,000    Rensselaer Polytechnic Institute                           5.60         9/01/2020                  3,395
                                                                                                            -----------
               HOSPITAL (0.3%)
      5,000    Bon Secours Charity Health System, Inc.                    5.25        11/01/2025                  5,060

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                  COUPON                                    VALUE
(000)          SECURITY                                                   RATE          MATURITY                  (000)
-----------------------------------------------------------------------------------------------------------------------
$     3,000    Novant Health, Inc.                                        5.35%       11/01/2016            $     3,133
                                                                                                            -----------
                                                                                                                  8,193
                                                                                                            -----------
               MISCELLANEOUS (0.0%)
        537    Keenan Dev. Association of Tennessee, LLC (INS)(a)         5.02         7/15/2028                    580
                                                                                                            -----------
               Total Municipal Bonds                                                                             12,168
                                                                                                            -----------
               TELECOMMUNICATION SERVICES (1.3%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
     10,000    AT&T, Inc.                                                 4.50         5/15/2035                  9,383
      2,000    CenturyLink, Inc.                                          6.45         6/15/2021                  2,025
      5,000    CenturyLink, Inc.                                          5.80         3/15/2022                  4,881
      2,000    CenturyLink, Inc.                                          6.75        12/01/2023                  1,993
      3,301    Frontier Communications Corp.                              8.25         4/15/2017                  3,536
      3,000    Frontier Communications Corp.                              6.25         9/15/2021                  2,694
      5,000    Frontier Communications Corp. (a)                         11.00         9/15/2025                  5,253
      6,000    Qwest Corp. (d)                                            6.75        12/01/2021                  6,462
      2,000    Windstream Corp.                                           7.88        11/01/2017                  2,129
                                                                                                            -----------
                                                                                                                 38,356
                                                                                                            -----------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
      4,887    Grain Spectrum Funding II (a)                              3.29        10/10/2034                  4,883
      1,500    SBA Telecommunications, Inc.                               5.75         7/15/2020                  1,571
                                                                                                            -----------
                                                                                                                  6,454
                                                                                                            -----------
               Total Telecommunication Services                                                                  44,810
                                                                                                            -----------
               UTILITIES (7.4%)
               ----------------
               ELECTRIC UTILITIES (3.4%)
      1,000    Baltimore Gas and Electric Co.                             5.90        10/01/2016                  1,043
      7,876    Bruce Mansfield Unit Pass-Through Trust                    6.85         6/01/2034                  8,156
      2,000    Cleveland Electric Illuminating Co.                        8.88        11/15/2018                  2,376
      2,000    Commonwealth Edison Co.                                    5.80         3/15/2018                  2,192
      1,000    Duke Energy Indiana, Inc.                                  6.05         6/15/2016                  1,032
      1,045    Duke Energy Progress, Inc.                                 6.13         9/15/2033                  1,288
     13,000    Duquesne Light Holdings, Inc. (a)                          6.40         9/15/2020                 14,860
      3,500    Duquesne Light Holdings, Inc. (a)                          5.90        12/01/2021                  3,956
        164    FPL Energy National Wind, LLC (a)                          5.61         3/10/2024                    165
      3,000    Great Plains Energy, Inc.                                  6.88         9/15/2017                  3,226
      2,000    Indiana Michigan Power Co.                                 7.00         3/15/2019                  2,298
     12,500    IPALCO Enterprises, Inc.                                   5.00         5/01/2018                 13,250
      2,000    Metropolitan Edison Co.                                    7.70         1/15/2019                  2,313
      1,000    Nevada Power Co.                                           6.50         5/15/2018                  1,113
     14,000    NextEra Energy Capital Holdings, Inc.                      6.35        10/01/2066                 11,130
      1,000    NextEra Energy Capital Holdings, Inc.                      7.30         9/01/2067                    997
      3,000    NV Energy, Inc.                                            6.25        11/15/2020                  3,472
      2,000    Oglethorpe Power Corp.                                     6.10         3/15/2019                  2,231
      5,000    Oncor Electric Delivery Co., LLC                           3.75         4/01/2045                  4,420
     21,000    PPL Capital Funding, Inc.                                  6.70         3/30/2067                 17,751
      3,000    Public Service Co. of New Mexico                           7.95         5/15/2018                  3,397
      1,000    Public Service Co. of Oklahoma                             6.15         8/01/2016                  1,037
      6,900    Southern California Edison Co.                             6.25                 -(f)               7,693
      4,000    Texas - New Mexico Power Co. (a)                           9.50         4/01/2019                  4,865
                                                                                                            -----------
                                                                                                                114,261
                                                                                                            -----------
               GAS UTILITIES (1.3%)
      2,000    AGL Capital Corp.                                          6.38         7/15/2016                  2,072
      2,000    Atmos Energy Corp.                                         6.35         6/15/2017                  2,149
      1,000    Atmos Energy Corp.                                         8.50         3/15/2019                  1,189
      2,000    Florida Gas Transmission Co. (a)                           7.90         5/15/2019                  2,305
      3,000    Florida Gas Transmission Co. (a)                           5.45         7/15/2020                  3,272
      4,000    National Fuel Gas Co.                                      4.90        12/01/2021                  4,182

================================================================================

9  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                  COUPON                                    VALUE
(000)          SECURITY                                                   RATE          MATURITY                  (000)
-----------------------------------------------------------------------------------------------------------------------
$    10,000    National Fuel Gas Co.                                      3.75%        3/01/2023           $      9,342
      1,000    National Fuel Gas Co.                                      7.38         6/13/2025                  1,152
     13,110    SourceGas, LLC (a)                                         5.90         4/01/2017                 13,752
      2,000    Southern Natural Gas Co., LLC (a)                          5.90         4/01/2017                  2,078
      1,000    Southern Star Central Gas Pipeline, Inc. (a)               6.00         6/01/2016                  1,016
                                                                                                            -----------
                                                                                                                 42,509
                                                                                                            -----------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
      2,000    DPL, Inc.                                                  6.50        10/15/2016                  2,050
                                                                                                            -----------
               MULTI-UTILITIES (2.3%)
      1,000    Ameren Illinois Co.                                        6.13        11/15/2017                  1,092
      2,000    Ameren Illinois Co.                                        9.75        11/15/2018                  2,449
      3,000    Black Hills Corp.                                          5.88         7/15/2020                  3,349
      2,000    CMS Energy Corp.                                           6.25         2/01/2020                  2,291
      3,000    CMS Energy Corp.                                           5.05         3/15/2022                  3,333
      5,000    Consumers Energy Co.                                       2.85         5/15/2022                  4,995
      6,050    Dominion Resources, Inc.                                   7.50         6/30/2066                  5,430
     10,000    Dominion Resources, Inc.                                   2.63 (e)     9/30/2066                  7,852
     19,663    Integrys Holding, Inc.                                     6.11        12/01/2066                 16,545
     20,500    Puget Sound Energy, Inc.                                   6.97         6/01/2067                 17,528
      2,000    Sempra Energy                                              9.80         2/15/2019                  2,458
     14,500    WEC Energy Group, Inc.                                     6.25         5/15/2067                 12,216
                                                                                                             -----------
                                                                                                                 79,538
                                                                                                            -----------
               WATER UTILITIES (0.3%)
     10,000    Aquarion Co., Inc. (a)                                     4.00         8/15/2024                  9,906
                                                                                                            -----------
               Total Utilities                                                                                  248,264
                                                                                                            -----------
               Total Corporate Obligations (cost: $1,942,174)                                                 1,957,088
                                                                                                            -----------
               EURODOLLAR AND YANKEE OBLIGATIONS (15.7%)

               CONSUMER DISCRETIONARY (0.3%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (0.2%)
      5,000    Daimler Finance, N.A., LLC (a)                             2.25         7/31/2019                  4,973
                                                                                                            -----------
               PUBLISHING (0.1%)
      4,622    Pearson Funding Four plc (a)                               3.75         5/08/2022                  4,619
                                                                                                            -----------
               Total Consumer Discretionary                                                                       9,592
                                                                                                            -----------

               CONSUMER STAPLES (1.6%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
      8,000    Viterra, Inc. (a)                                          5.95         8/01/2020                  7,207
                                                                                                            -----------
               BREWERS (0.2%)
      5,000    SABMiller Holdings, Inc. (a)                               3.75         1/15/2022                  5,118
                                                                                                            -----------
               DISTILLERS & VINTNERS (0.4%)
     10,000    JB y Co. S.A. De C.V. (a)                                  3.75         5/13/2025                  9,774
      5,000    Pernod Ricard S.A. (a)                                     2.95         1/15/2017                  5,078
                                                                                                            -----------
                                                                                                                 14,852
                                                                                                            -----------
               FOOD RETAIL (0.0%)
        753    Ahold Lease USA, Inc. Pass-Through Trust                   7.82         1/02/2020                    810
                                                                                                            -----------
               PACKAGED FOODS & MEAT (0.2%)
      4,713    JBS S.A.                                                  10.50         8/04/2016                  4,960
                                                                                                            -----------
               TOBACCO (0.6%)
     10,000    BAT International Finance plc (a)                          3.25         6/07/2022                 10,229
     10,000    Imperial Tobacco Finance plc (a)                           4.25         7/21/2025                 10,255
                                                                                                            -----------
                                                                                                                 20,484
                                                                                                            -----------
               Total Consumer Staples                                                                            53,431
                                                                                                            -----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                  COUPON                                    VALUE
(000)          SECURITY                                                   RATE          MATURITY                  (000)
-----------------------------------------------------------------------------------------------------------------------
               ENERGY (1.1%)
               -------------
               INTEGRATED OIL & GAS (0.4%)
$     1,000    Husky Energy, Inc.                                         7.25%       12/15/2019            $     1,143
     10,000    Petrobras Global Finance B.V.                              4.88         3/17/2020                  8,200
      5,000    Petroleos Mexicanos (a)                                    4.50         1/23/2026                  4,786
                                                                                                            -----------
                                                                                                                 14,129
                                                                                                            -----------
               OIL & GAS DRILLING (0.0%)
      1,356    QGOG Atlantic/Alaskan Rigs Ltd. (a),(d)                    5.25         7/30/2019                    949
                                                                                                            -----------
               OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      1,500    Talisman Energy, Inc.                                      7.75         6/01/2019                  1,655
      2,000    Woodside Finance Ltd. (a)                                  4.60         5/10/2021                  2,062
                                                                                                            -----------
                                                                                                                  3,717
                                                                                                            -----------
               OIL & GAS STORAGE & TRANSPORTATION (0.6%)
      5,000    APT Pipelines Ltd. (a)                                     4.20         3/23/2025                  4,832
      1,275    Nakilat, Inc. (a)                                          6.07        12/31/2033                  1,482
      2,000    TransCanada PipeLines Ltd.                                 7.13         1/15/2019                  2,293
     11,860    TransCanada PipeLines Ltd.                                 6.35         5/15/2067                  9,874
                                                                                                            -----------
                                                                                                                 18,481
                                                                                                            -----------
               Total Energy                                                                                      37,276
                                                                                                            -----------
               FINANCIALS (5.5%)
               -----------------
               DIVERSIFIED BANKS (3.0%)
     10,000    Abbey National Treasury Services plc                       3.05         8/23/2018                 10,336
      5,000    ABN AMRO Bank N.V. (a)                                     4.75         7/28/2025                  5,045
      2,450    Barclays Bank plc                                          0.69 (e)             -(f)               1,531
      3,000    BayernLB Capital Trust l                                   6.20                 -(f)               2,921
     20,000    HSBC Bank plc                                              0.75 (e)             -(f)              11,700
      4,000    ING Groep N.V.                                             5.78 (e)             -(f)               3,985
      5,000    Lloyds Bank plc                                            4.20         3/28/2017                  5,205
     10,000    Nordea Bank AB (a)                                         4.25         9/21/2022                 10,235
      4,500    Rabobank Nederland                                         1.70         3/19/2018                  4,526
     10,000    Rabobank Nederland                                         3.88         2/08/2022                 10,600
      5,000    Rabobank Nederland                                         3.95        11/09/2022                  5,063
      4,000    Royal Bank of Scotland Group plc                           7.64                 -(f)               4,198
     10,000    Royal Bank of Scotland Group plc                           9.50         3/16/2022                 10,934
      6,560    Santander Bank, N.A.                                       8.75         5/30/2018                  7,496
      5,000    Santander UK plc (a)                                       5.00        11/07/2023                  5,223
      1,000    Westpac Capital Trust IV (a)                               5.26 (e)             -(f)               1,009
                                                                                                            -----------
                                                                                                                100,007
                                                                                                            -----------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
      4,500    Brookfield Asset Management, Inc.                          5.80         4/25/2017                  4,743
                                                                                                            -----------
               LIFE & HEALTH INSURANCE (0.3%)
     10,000    Great-West Life & Annuity Insurance Capital, LP (a)        7.15         5/16/2046                 10,087
                                                                                                            -----------
               MULTI-LINE INSURANCE (0.5%)
     15,000    ZFS Finance USA Trust II (a)                               6.45        12/15/2065                 15,292
                                                                                                            -----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
      7,000    ING Bank N.V. (a)                                          3.75         3/07/2017                  7,217
                                                                                                            -----------
               PROPERTY & CASUALTY INSURANCE (0.9%)
     20,056    QBE Capital Funding III Ltd. (a)                           7.25         5/24/2041                 22,287
      5,000    XLIT Ltd.                                                  6.50                 -(f)               4,001
      5,000    XLIT Ltd.                                                  4.45         3/31/2025                  5,009
                                                                                                            -----------
                                                                                                                 31,297
                                                                                                            -----------

================================================================================

11  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                  COUPON                                    VALUE
(000)          SECURITY                                                   RATE          MATURITY                  (000)
-----------------------------------------------------------------------------------------------------------------------
               REINSURANCE (0.2%)
$     5,000    Swiss Re Capital I, LP (a)                                 6.85%                -(f)         $     5,083
                                                                                                            -----------
               REITs - RETAIL (0.3%)
     10,750    WEA Finance, LLC/Westfield UK & Europe
                 Finance plc (a)                                          3.75         9/17/2024                 10,744
                                                                                                            -----------
               Total Financials                                                                                 184,470
                                                                                                            -----------

               GOVERNMENT (0.3%)
               -----------------
               FOREIGN GOVERNMENT (0.3%)
     10,128    Italy Government International Bond                        5.38         6/15/2033                 11,618
                                                                                                            -----------

               INDUSTRIALS (3.1%)
               ------------------
               AIRLINES (1.4%)
      9,285    Air Canada "A" Pass-Through Trust (a)                      4.13        11/15/2026                  9,435
      4,424    Air Canada "B" Pass-Through Trust (a)                      5.38        11/15/2022                  4,540
     10,000    Air Canada "B" Pass-Through Trust (a)                      3.88         9/15/2024                  9,775
      5,000    Air Canada "C" Pass-Through Trust (a)                      5.00         9/15/2020                  4,887
     14,201    British Airways Pass-Through Trust (a)                     4.63         6/20/2024                 15,000
      3,400    Virgin Australia Trust (a)                                 6.00         4/23/2022                  3,464
                                                                                                            -----------
                                                                                                                 47,101
                                                                                                            -----------
               AIRPORT SERVICES (0.6%)
     10,000    Heathrow Funding Ltd. (a)                                  4.88         7/15/2023                 10,989
     10,000    Sydney Airport Finance Co. Proprietary Ltd. (a)            3.90         3/22/2023                 10,059
                                                                                                            -----------
                                                                                                                 21,048
                                                                                                            -----------
               DIVERSIFIED SUPPORT SERVICES (0.2%)
      5,500    Brambles USA, Inc. (a)                                     4.13        10/23/2025                  5,522
                                                                                                            -----------
               INDUSTRIAL CONGLOMERATES (0.7%)
      2,000    Hutchison Whampoa International Ltd. (a)                   4.63         1/13/2022                  2,166
     20,000    Siemens Financieringsmaatschappij N.V. (a)                 3.25         5/27/2025                 20,242
      1,000    Siemens Financieringsmaatschappij N.V. (a)                 6.13         8/17/2026                  1,242
                                                                                                            -----------
                                                                                                                 23,650
                                                                                                            -----------
               RAILROADS (0.1%)
      4,261    Asciano Finance Ltd. (a)                                   4.63         9/23/2020                  4,523
                                                                                                            -----------
               TRADING COMPANIES & DISTRIBUTORS (0.1%)
      3,000    Aercap Ireland Cap Ltd.                                    4.63         7/01/2022                  3,071
                                                                                                            -----------
               Total Industrials                                                                                104,915
                                                                                                            -----------

               INFORMATION TECHNOLOGY (0.1%)
               -----------------------------
               ELECTRONIC MANUFACTURING SERVICES (0.1%)
      5,000    Tyco Electronics Group S.A.                                3.50         2/03/2022                  5,118
                                                                                                            -----------

               MATERIALS (3.2%)
               ----------------
               COMMODITY CHEMICALS (0.3%)
     10,000    Braskem Finance Ltd.                                       6.45         2/03/2024                  9,050
                                                                                                            -----------
               DIVERSIFIED CHEMICALS (0.1%)
      3,000    Incitec Pivot Finance, LLC (a)                             6.00        12/10/2019                  3,231
                                                                                                            -----------
               DIVERSIFIED METALS & MINING (0.7%)
      5,000    Anglo American Capital plc (a)                             2.63         9/27/2017                  4,752
      5,000    Anglo American Capital plc (a)                             4.13         4/15/2021                  4,321
     10,000    Glencore Funding, LLC (a)                                  2.50         1/15/2019                  8,550
      3,000    Southern Copper Corp.                                      3.88         4/23/2025                  2,841
      5,000    Teck Resources Ltd.                                        3.75         2/01/2023                  3,200
                                                                                                            -----------
                                                                                                                 23,664
                                                                                                            -----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                  COUPON                                    VALUE
(000)(o)       SECURITY                                                   RATE          MATURITY                  (000)
-----------------------------------------------------------------------------------------------------------------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
$    10,000    Potash Corp. of Saskatchewan, Inc.                         3.00%        4/01/2025            $     9,398
                                                                                                            -----------
               GOLD (1.0%)
      2,000    Barrick Gold Corp.                                         6.95         4/01/2019                  2,234
      3,605    Barrick North America Finance, LLC                         6.80         9/15/2018                  3,953
     20,000    Goldcorp, Inc.                                             3.70         3/15/2023                 19,229
     10,000    Kinross Gold Corp.                                         5.95         3/15/2024                  8,225
                                                                                                            -----------
                                                                                                                 33,641
                                                                                                            -----------
               PAPER PACKAGING (0.1%)
      3,000    Smurfit Kappa Acquisitions (a)                             4.88         9/15/2018                  3,165
                                                                                                            -----------
               PRECIOUS METALS & MINERALS (0.3%)
     10,000    Fresnillo plc (a)                                          5.50        11/13/2023                 10,550
                                                                                                            -----------
               STEEL (0.4%)
      3,000    ArcelorMittal                                              6.13         6/01/2018                  3,015
      2,000    ArcelorMittal                                              6.25         3/01/2021                  1,899
      4,000    ArcelorMittal                                              7.00         2/25/2022                  3,810
      2,000    Vale Overseas Ltd.                                         4.63         9/15/2020                  1,950
      5,000    Vale Overseas Ltd.                                         4.38         1/11/2022                  4,573
                                                                                                            -----------
                                                                                                                 15,247
                                                                                                            -----------
               Total Materials                                                                                  107,946
                                                                                                            -----------

               UTILITIES (0.5%)
               ----------------
               ELECTRIC UTILITIES (0.5%)
     10,000    Electricite De France S.A. (a)                             5.25                 -(f)               9,987
      6,000    EDP Finance B.V. (a)                                       4.13         1/15/2020                  6,058
                                                                                                            -----------
                                                                                                                 16,045
                                                                                                            -----------
               Total Utilities                                                                                   16,045
                                                                                                            -----------
               Total Eurodollar and Yankee Obligations (cost: $530,047)                                         530,411
                                                                                                            -----------

               FOREIGN GOVERNMENT OBLIGATIONS (0.3%)
CAD  15,000    Province of Alberta (cost: $14,577)                        2.55        12/15/2022                 11,900
                                                                                                            -----------

               ASSET-BACKED SECURITIES (1.0%)

               FINANCIALS (0.6%)
               -----------------
               ASSET-BACKED FINANCING (0.6%)
      1,000    Citibank Credit Card Issuance Trust                        5.65         9/20/2019                  1,081
      5,000    GE Capital Credit Card Master Note Trust                   4.47         3/15/2020                  5,222
      2,000    Hertz Vehicle Financing, LLC (a)                           6.44         2/25/2019                  2,110
      5,289    SLM Student Loan Trust                                     0.68 (e)     4/25/2025                  5,038
      1,119    SLM Student Loan Trust                                     0.87 (e)    10/25/2038                    983
      1,273    Trinity Rail Leasing, LP (INS)(a)                          5.27         8/14/2027                  1,340
      3,272    Trinity Rail Leasing, LP (a),(h)                           5.90         5/14/2036                  3,499
                                                                                                            -----------
                                                                                                                 19,273
                                                                                                            -----------
               Total Financials                                                                                  19,273
                                                                                                            -----------
               UTILITIES (0.4%)
               ----------------
               ELECTRIC UTILITIES (0.4%)
     15,000    Hawaii Dept. of Business Economic Dev. & Tourism           3.24         1/01/2031                 15,147
                                                                                                            -----------
               Total Asset-Backed Securities (cost: $33,543)                                                     34,420
                                                                                                            -----------

================================================================================

13  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                  COUPON                                    VALUE
(000)          SECURITY                                                   RATE          MATURITY                  (000)
-----------------------------------------------------------------------------------------------------------------------
               COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

               FINANCIALS (0.1%)
               -----------------
$     2,623    Structured Asset Mortgage Investments, Inc.
                 (cost: $2,400)                                           0.70 (e)%    7/19/2035            $     2,409
                                                                                                            -----------

               COMMERCIAL MORTGAGE SECURITIES (10.0%)

               FINANCIALS (10.0%)
               ------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (9.0%)
      1,000    Banc of America Commercial Mortgage, Inc.                  5.34        11/10/2042                    999
        829    Banc of America Commercial Mortgage, Inc.                  5.34        11/10/2042                    828
      1,329    Banc of America Commercial Mortgage, Inc. (a)              4.94         7/10/2043                  1,338
      4,920    Banc of America Commercial Mortgage, Inc.                  5.80         5/10/2045                  4,966
      2,000    Banc of America Commercial Mortgage, Inc.                  5.80         5/10/2045                  2,042
        536    Banc of America Commercial Mortgage, Inc.                  5.22        10/10/2045                    537
      4,200    Banc of America Commercial Mortgage, Inc.                  5.42        10/10/2045                  4,277
      5,980    Banc of America Commercial Mortgage, Inc.                  6.26         2/10/2051                  6,461
      3,000    BCRR Trust (a)                                             5.86         7/17/2040                  3,158
      1,137    Bear Stearns Commercial Mortgage Securities, Inc.          5.00         2/11/2041                  1,139
      4,000    Bear Stearns Commercial Mortgage Securities, Inc.          5.21         2/11/2041                  3,997
        286    Bear Stearns Commercial Mortgage Securities, Inc.          4.99         9/11/2042                    287
      5,043    Bear Stearns Commercial Mortgage Securities, Inc.          5.33         2/11/2044                  5,227
      7,000    CFCRE Commercial Mortgage Trust (a)                        5.57        12/15/2047                  8,080
      4,705    Citigroup Commercial Mortgage Trust                        5.79         3/15/2049                  4,799
      5,000    Citigroup Commercial Mortgage Trust                        6.14        12/10/2049                  5,358
        497    Citigroup/Deutsche Bank Commercial Mortgage Trust          5.26         7/15/2044                    497
      5,000    Citigroup/Deutsche Bank Commercial Mortgage Trust          5.38         1/15/2046                  5,023
      6,000    Commercial Mortgage Trust                                  5.38        12/10/2046                  5,968
      5,000    Commercial Mortgage Trust (a)                              5.54        12/11/2049                  5,147
      3,000    Commercial Mortgage Trust (a)                              5.54        12/11/2049                  3,113
      3,000    Credit Suisse Commercial Mortgage Trust                    5.47         2/15/2039                  3,014
      4,956    Credit Suisse Commercial Mortgage Trust                    5.47         2/15/2039                  4,975
      3,889    Credit Suisse Commercial Mortgage Trust                    5.38         2/15/2040                  4,014
      1,950    DB-UBS Mortgage Trust (a)                                  5.42         8/10/2044                  2,212
      2,745    GE Capital Commercial Mortgage Corp.                       5.38        11/10/2045                  2,743
      5,000    GE Capital Commercial Mortgage Corp.                       5.38        11/10/2045                  4,989
      1,824    GMAC Commercial Mortgage Securities, Inc.                  4.81         5/10/2043                  1,790
      5,000    Greenwich Capital Commercial Funding Corp.                 5.82         7/10/2038                  5,108
      1,690    Greenwich Capital Commercial Funding Corp.                 5.44         3/10/2039                  1,752
      4,225    GS Mortgage Securities Trust                               5.52         4/10/2038                  4,237
      7,195    GS Mortgage Securities Trust                               5.55         4/10/2038                  7,212
      3,000    GS Mortgage Securities Trust (a)                           4.95         1/10/2045                  3,318
      2,969    J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.99         9/12/2037                  2,976
      1,509    J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.84         7/15/2042                  1,508
      1,408    J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.04        10/15/2042                  1,408
      1,167    J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.30         1/12/2043                  1,166
         57    J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.79         6/12/2043                     57
      4,000    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp. (a)                                     5.54        11/15/2043                  4,343

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                  COUPON                                    VALUE
(000)          SECURITY                                                   RATE          MATURITY                  (000)
-----------------------------------------------------------------------------------------------------------------------
$       681    J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.42%       12/12/2043            $       685
      5,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.46        12/12/2043                  5,064
      3,650    J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.51        12/15/2044                  3,655
      5,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.91         4/15/2045                  4,782
      3,465    J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.91         4/15/2045                  3,539
     10,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.     3.51         5/15/2045                 10,552
         40    J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.37         5/15/2045                     40
      4,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.48         5/15/2045                  4,090
      5,000    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp. (a)                                     5.32         8/15/2046                  5,710
      8,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.37         5/15/2047                  8,190
      2,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.     6.01         2/15/2051                  2,125
      3,000    LB-UBS Commercial Mortgage Trust                           5.22         2/15/2031                  3,013
      2,000    LB-UBS Commercial Mortgage Trust                           5.35        11/15/2038                  2,053
      7,750    LB-UBS Commercial Mortgage Trust                           5.38        11/15/2038                  7,986
      6,000    LB-UBS Commercial Mortgage Trust                           5.41         9/15/2039                  6,189
      5,000    LB-UBS Commercial Mortgage Trust                           5.28         2/15/2041                  5,014
        420    Merrill Lynch Mortgage Trust                               5.46        11/12/2037                    419
      1,097    Merrill Lynch Mortgage Trust                               5.37         7/12/2038                  1,097
      3,000    Merrill Lynch Mortgage Trust                               5.67         5/12/2039                  3,017
      2,000    Merrill Lynch Mortgage Trust                               5.41         1/12/2044                  2,002
      5,000    Merrill Lynch Mortgage Trust                               5.84         6/12/2050                  5,183
      2,000    Merrill Lynch Mortgage Trust                               6.27         2/12/2051                  2,143
      2,000    Merrill Lynch Mortgage Trust (a)                           6.27         2/12/2051                  2,130
      2,000    Merrill Lynch-Countrywide Commercial Mortgage Trust        5.89         6/12/2046                  2,034
      2,584    Merrill Lynch-Countrywide Commercial Mortgage Trust        5.38         8/12/2048                  2,663
      5,000    Morgan Stanley Capital I, Inc.                             5.37        12/15/2043                  5,185
      6,000    Morgan Stanley Capital I, Inc.                             5.79         7/12/2044                  6,138
      2,548    Morgan Stanley Capital I, Inc.                             4.77         7/15/2056                  2,576
      5,000    Royal Bank of Scotland Trust (a)                           5.92         6/16/2049                  5,313
      3,000    TimberStar Trust (a)                                       5.75        10/15/2036                  3,093
     10,000    UBS Commercial Mortgage Trust                              3.40         5/10/2045                 10,413
      4,756    UBS-Citigroup Commercial Mortgage Trust (a)                5.15         1/10/2045                  5,357
      5,000    Wachovia Bank Commercial Mortgage Trust                    5.72         5/15/2043                  5,057
      5,592    Wachovia Bank Commercial Mortgage Trust                    5.61         3/15/2045                  5,676
        150    Wachovia Bank Commercial Mortgage Trust                    5.94         6/15/2045                    150
      5,000    Wachovia Bank Commercial Mortgage Trust                    5.80         7/15/2045                  5,121
        864    Wachovia Bank Commercial Mortgage Trust                    5.57        10/15/2048                    881
      3,000    Wachovia Bank Commercial Mortgage Trust                    5.60        10/15/2048                  3,092
      5,000    Wachovia Bank Commercial Mortgage Trust                    5.34        11/15/2048                  5,162
      5,000    Wachovia Bank Commercial Mortgage Trust                    5.71         6/15/2049                  5,196
      3,000    Wells Fargo Commercial Mortgage Trust (a)                  5.28        11/15/2043                  3,292
      6,000    WF-RBS Commercial Mortgage Trust (a)                       5.17         2/15/2044                  6,572
                                                                                                            -----------
                                                                                                                301,712
                                                                                                            -----------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.0%)
    184,658    Fannie Mae (+)                                             0.64         4/25/2022                  5,809
     42,927    Freddie Mac (+)                                            1.42        12/25/2021                  2,977
     23,339    Freddie Mac (+)                                            1.72         3/25/2022                  2,078
     72,767    Freddie Mac (+)                                            1.30         8/25/2022                  5,169
     71,288    Freddie Mac (+)                                            0.89        10/25/2022                  3,587

================================================================================

15  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                  COUPON                                    VALUE
(000)          SECURITY                                                   RATE          MATURITY                  (000)
-----------------------------------------------------------------------------------------------------------------------
$    34,057    J.P. Morgan Chase Commercial Mortgage Securities Corp.,
                 acquired 9/28/2012; cost $4,649(i)                       2.09%       10/15/2045            $     2,972
     36,350    Morgan Stanley-BAML Trust, acquired
                 10/05/2012; cost $4,723(a),(i)                           2.09        11/15/2045                  2,883
     30,879    UBS Commercial Mortgage Trust, acquired
                 5/01/2012; cost $4,675(a),(i)                            2.24         5/10/2045                  3,148
     76,512    WF-RBS Commercial Mortgage Trust, acquired
                 12/04/2012; cost $9,546(a),(i)                           1.77        12/15/2045                  6,605
                                                                                                            -----------
                                                                                                                 35,228
                                                                                                            -----------
               Total Financials                                                                                 336,940
                                                                                                            -----------
               Total Commercial Mortgage Securities (cost: $326,661)                                            336,940
                                                                                                            -----------
               U.S. GOVERNMENT AGENCY ISSUES (0.4%)(j)

               MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.4%)
     12,113    Fannie Mae (+)                                             2.50         7/01/2027                 12,432
        341    Freddie Mac (+) (k)                                        5.00         9/01/2020                    360
        179    Freddie Mac (+)                                            5.50         4/01/2036                    200
                                                                                                            -----------
                                                                                                                 12,992
                                                                                                            -----------
               Total U.S. Government Agency Issues (cost: $12,768)                                               12,992
                                                                                                            -----------
               U.S. TREASURY SECURITIES (6.0%)

               BONDS (4.7%)
     25,775    4.50%, 2/15/2036                                                                                  33,515
     20,000    3.00%, 5/15/2042                                                                                  20,404
     20,000    2.75%, 8/15/2042                                                                                  19,377
      5,000    2.75%, 11/15/2042                                                                                  4,835
      5,000    3.13%, 8/15/2044                                                                                   5,188
     28,000    3.00%, 11/15/2044                                                                                 28,326
     50,000    2.50%, 2/15/2045                                                                                  45,551
                                                                                                            -----------
                                                                                                                157,196
                                                                                                            -----------
               NOTES (1.3%)
     35,000    2.00%, 2/15/2025                                                                                  34,601
     10,000    2.00%, 8/15/2025                                                                                   9,868
                                                                                                            -----------
                                                                                                                 44,469
                                                                                                            -----------
               Total U.S. Treasury Securities (cost: $209,924)                                                  201,665
                                                                                                            -----------
               MUNICIPAL BONDS (3.8%)

               AIRPORT/PORT (0.3%)
      4,975    Chicago Midway Airport                                     5.00         1/01/2024                  5,710
      2,470    Chicago Midway Airport                                     5.00         1/01/2025                  2,780
        410    Riverside (INS)                                            5.19         8/01/2017                    418
                                                                                                            -----------
                                                                                                                  8,908
                                                                                                            -----------

               APPROPRIATED DEBT (0.6%)
      3,000    Baltimore Board of School Commissioners                    5.69        12/15/2025                  3,596
        710    Escondido Joint Powers Financing Auth. (INS)               5.53         9/01/2018                    743
      3,000    Kannapolis                                                 7.28         3/01/2027                  3,260
      1,500    Kentucky State Property and Buildings Commission           4.08        11/01/2015                  1,500
      5,000    Miami-Dade County School Board (INS)                       5.38         5/01/2031                  5,782
      4,000    Palm Beach County School Board                             5.40         8/01/2025                  4,595
                                                                                                            -----------
                                                                                                                 19,476
                                                                                                            -----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                  COUPON                                    VALUE
(000)          SECURITY                                                   RATE          MATURITY                  (000)
-----------------------------------------------------------------------------------------------------------------------
               CASINOS & GAMING (0.0%)
$     1,298    Mashantucket (Western) Pequot Tribe (l)                    7.35%        7/01/2026            $       117
                                                                                                            -----------

               DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
        445    American Eagle Northwest, LLC (a)                          4.97        12/15/2018                    466
                                                                                                            -----------

               EDUCATION (1.0%)
      3,430    Austin CCD                                                 6.76         8/01/2030                  4,236
        710    California State Univ. (INS)                               5.27        11/01/2017                    738
      1,000    Colorado State Board of Governors Univ.
                 Enterprise System                                        4.90         3/01/2021                  1,105
      3,000    Los Alamitos USD No. 1                                     6.19         2/01/2026                  3,593
      3,000    Miami Univ.                                                6.67         9/01/2028                  3,611
     10,000    New Jersey EDA                                             4.45         6/15/2020                 10,013
     10,000    New Jersey EDA                                             5.25         9/01/2026                 10,608
                                                                                                            -----------
                                                                                                                 33,904
                                                                                                            -----------
               GENERAL OBLIGATION (0.7%)
      1,250    Las Virgenes USD                                           5.54         8/01/2025                  1,458
      3,000    Long Beach USD                                             5.91         8/01/2025                  3,575
      5,000    New York City                                              6.27        12/01/2037                  6,401
      5,000    State of Washington                                        5.25         2/01/2036                  5,808
      4,045    Will County, Illinois                                      3.83        11/15/2016                  4,145
      1,520    Will County, Illinois                                      4.08        11/15/2017                  1,589
      1,405    Will County, Illinois                                      4.28        11/15/2018                  1,493
                                                                                                            -----------
                                                                                                                 24,469
                                                                                                            -----------

               MULTIFAMILY HOUSING (0.2%)
      5,000    New York State Mortgage Agency                             4.20        10/01/2027                  5,151
                                                                                                            -----------

               SALES TAX (0.1%)
      3,300    Miami-Dade County Transit System                           4.59         7/01/2021                  3,578
                                                                                                            -----------

               SPECIAL ASSESSMENT/TAX/FEE (0.7%)
      2,000    Florida State Department of Environmental Protection       5.76         7/01/2020                  2,263
      5,000    Harris County                                              4.45        11/15/2031                  4,970
      1,745    Metropolitan Nashville Airport Auth. (INS)                 5.14         7/01/2018                  1,913
      3,000    MTA                                                        5.20        11/15/2018                  3,287
      5,000    MTA                                                        6.73        11/15/2030                  6,383
      3,000    New Jersey Transportation Trust Fund Auth.                 5.75        12/15/2028                  3,120
      2,500    New York City Transitional Finance Auth.                   5.00         2/01/2035                  2,887
                                                                                                            -----------
                                                                                                                 24,823
                                                                                                            -----------

               WATER UTILITIES (0.1%)
      3,000    Connecticut Dev. Auth.                                     5.50         4/01/2021                  3,447
                                                                                                            -----------

               WATER/SEWER UTILITY (0.1%)
      2,500    Tohopekaliga Water Auth.                                   5.25        10/01/2036                  2,904
                                                                                                            -----------
               Total Municipal Bonds (cost: $115,272)                                                           127,243
                                                                                                            -----------

================================================================================

17  | USAA Intermediate-Term Bond Fund

================================================================================

                                                                                                                 MARKET
NUMBER OF                                                                                                         VALUE
SHARES         SECURITY                                                                                           (000)
-----------------------------------------------------------------------------------------------------------------------
               PREFERRED STOCKS (2.5%)

               CONSUMER STAPLES (0.8%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.8%)
    400,000    CHS, Inc., 7.10%, cumulative redeemable, perpetual                                           $    11,117
    150,000    Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)                        16,036
                                                                                                            -----------
                                                                                                                 27,153
                                                                                                            -----------
               Total Consumer Staples                                                                            27,153
                                                                                                            -----------
               ENERGY (0.0%)
               -------------
               OIL & GAS EXPLORATION & PRODUCTION (0.0%)
      3,000    Chesapeake Energy Corp., 5.75%, perpetual (a)                                                      1,121
                                                                                                            -----------
               FINANCIALS (1.0%)
               -----------------
               DIVERSIFIED BANKS (0.2%)
     50,000    HSBC Holdings plc, 6.20%, perpetual                                                                1,284
     36,000    ING Groep N.V., 7.20%, perpetual                                                                     946
      5,000    US Bancorp, 3.50%, perpetual                                                                       3,883
                                                                                                            -----------
                                                                                                                  6,113
                                                                                                            -----------
               LIFE & HEALTH INSURANCE (0.3%)
    369,987    Delphi Financial Group, Inc., 7.38%, cumulative redeemable                                         9,134
                                                                                                            -----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    175,000    Citigroup Capital XIII, 7.88%                                                                      4,456
                                                                                                            -----------
               PROPERTY & CASUALTY INSURANCE (0.1%)
     $3,000    Catlin Insurance Co. Ltd., 7.25%, perpetual(a)                                                     2,580
                                                                                                            -----------
               REGIONAL BANKS (0.0%)
      2,000    CoBank ACB, 1.46%, perpetual(a)                                                                    1,382
                                                                                                            -----------
               REINSURANCE (0.0%)
      2,000    American Overseas Group Ltd., 7.50%, non-cumulative, perpetual,
                 acquired 1/23/2007 - 3/02/2007; cost $2,058*(h),(i)                                                500
                                                                                                            -----------
               REITs - OFFICE (0.1%)
    160,000    Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual                             4,100
                                                                                                            -----------
               REITs - RESIDENTIAL (0.2%)
    100,000    Equity Residential Properties Trust, depositary shares, Series K, 8.29%,
                 cumulative redeemable, perpetual                                                                 6,394
                                                                                                            -----------
               Total Financials                                                                                  34,659
                                                                                                            -----------

               INDUSTRIALS (0.1%)
               ------------------
               OFFICE SERVICES & SUPPLIES (0.1%)
      4,000    Pitney Bowes International Holdings, Series F, 6.13%,
                 cumulative redeemable,perpetual(a)                                                               4,244
                                                                                                            -----------

               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    200,000    Qwest Corp., 7.38%                                                                                 5,162
                                                                                                            -----------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      2,000    Centaur Funding Corp., 9.08%(a)                                                                    2,480
                                                                                                            -----------
               Total Telecommunication Services                                                                   7,642
                                                                                                            -----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

                                                                                                                 MARKET
NUMBER OF                                                                                                         VALUE
SHARES         SECURITY                                                                                           (000)
-----------------------------------------------------------------------------------------------------------------------
               UTILITIES (0.4%)
               ----------------
               ELECTRIC UTILITIES (0.4%)
    109,000    Southern California Edison, Series D, 6.50%, cumulative redeemable, perpetual                $    11,353
                                                                                                            -----------
               Total Preferred Stocks (cost: $84,561)                                                            86,172
                                                                                                            -----------

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                  COUPON                                    VALUE
(000)                                                                     RATE          MATURITY                  (000)
-----------------------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (1.0%)

               COMMERCIAL PAPER (0.8%)

               ENERGY (0.3%)
               -------------
               OIL & GAS EXPLORATION & PRODUCTION (0.3%)
$     7,413    Encana Corp. (a),(m)                                       0.52%       11/03/2015                  7,413
      1,675    Encana Corp. (a),(m)                                       0.57        11/12/2015                  1,675
                                                                                                            -----------
                                                                                                                  9,088
                                                                                                            -----------
               Total Energy                                                                                       9,088
                                                                                                            -----------
               INDUSTRIALS (0.5%)
               ------------------
               INDUSTRIAL MACHINERY (0.5%)
      8,092    Pentair Finance S.A. (a),(m)                               0.78        11/04/2015                  8,092
      8,015    Pentair Finance S.A. (a),(m)                               0.81        11/05/2015                  8,015
                                                                                                            -----------
                                                                                                                 16,107
                                                                                                            -----------
               Total Industrials                                                                                 16,107
                                                                                                            -----------
               Total Commercial Paper                                                                            25,195
                                                                                                            -----------

NUMBER OF
SHARES
-----------------------------------------------------------------------------------------------------------------------
               MONEY MARKET FUNDS (0.2%)
  8,033,822    State Street Institutional Liquid Reserves Fund Premier Class, 0.15% (n)                           8,034
                                                                                                            -----------
               Total Money Market Instruments (cost: $33,229)                                                    33,229
                                                                                                            -----------

               TOTAL INVESTMENTS (COST: $3,305,156)                                                         $ 3,334,469
                                                                                                            ===========

                                                                                                           UNREALIZED
  NUMBER OF                                                                                               APPRECIATION/
  CONTRACTS                                                         EXPIRATION           CONTRACT        (DEPRECIATION)
LONG/(SHORT)                                                           DATE             VALUE (000)           (000)
-----------------------------------------------------------------------------------------------------------------------
               FUTURES (0.6%)
        118    10YR U.S. Treasury Note                              12/21/2015               15,067                  74
         30    U.S. Treasury Bond                                   12/21/2015                4,693                  53
                                                                                        -----------        ------------

               TOTAL FUTURES                                                            $    19,760        $        127
                                                                                        ===========        ============

================================================================================

19  | USAA Intermediate-Term Bond Fund

================================================================================

($ IN 000s)                                                       VALUATION HIERARCHY
                                                                  -------------------

                                                    (LEVEL 1)           (LEVEL 2)          (LEVEL 3)
                                                  QUOTED PRICES           OTHER           SIGNIFICANT
                                                    IN ACTIVE          SIGNIFICANT       UNOBSERVABLE
                                                     MARKETS           OBSERVABLE           INPUTS
                                                  FOR IDENTICAL          INPUTS
ASSETS                                               ASSETS                                                       TOTAL
-----------------------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                            $        --        $   1,957,088       $        --     $   1,957,088
  Eurodollar and Yankee Obligations                         --              530,411                --           530,411
  Foreign Government Obligations                            --               11,900                --            11,900
  Asset-Backed Securities                                   --               30,921             3,499            34,420
  Collateralized Mortgage Obligations                       --                2,409                --             2,409
  Commercial Mortgage Securities                            --              336,940                --           336,940
  U.S. Government Agency Issues                             --               12,992                --            12,992
  U.S. Treasury Securities                             201,665                   --                --           201,665
  Municipal Bonds                                           --              127,243                --           127,243
Equity Securities:  Preferred Stocks                     6,446               79,226               500            86,172
Money Market Instruments:
  Commercial Paper                                          --               25,195                --            25,195
  Money Market Funds                                     8,034                   --                --             8,034
Futures(1)                                                 127                   --                --               127
-----------------------------------------------------------------------------------------------------------------------
Total                                              $   216,272        $   3,114,325       $     3,999     $   3,334,596
-----------------------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/depreciation on the investment

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                    ASSET-BACKED SECURITIES            PREFERRED STOCKS
-----------------------------------------------------------------------------------------------------------------------
Balance as of July 31, 2015                                                          $3,596                        $500
Purchases                                                                                 -                           -
Sales                                                                                   (75)                          -
Transfers into Level 3                                                                    -                           -
Transfers out of Level 3                                                                  -                           -
Net realized gain (loss) on investments                                                   2                           -
Change in net unrealized appreciation/depreciation of investments                       (24)                          -
-----------------------------------------------------------------------------------------------------------------------
Balance as of October 31, 2015                                                       $3,499                        $500
-----------------------------------------------------------------------------------------------------------------------

For the period of August 1, 2015, through October 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Bond Fund (the
Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares), Intermediate-Term Bond Fund Institutional Shares (Institutional Shares), and Intermediate-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

21  | USAA Intermediate-Term Bond Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note A3. Additionally, certain bonds, are valued based on methods discussed in Note A1, and commercial paper, which is valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

23  | USAA Intermediate-Term Bond Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by discounted prior tender offer or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at October 31, 2015, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E. As of October 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2015, were $117,160,000 and $87,847,000, respectively, resulting in net unrealized appreciation of $29,313,000.

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $3,371,010,000 at October 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.8% of net assets at October 31, 2015.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The

================================================================================

25  | USAA Intermediate-Term Bond Fund

================================================================================

purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CAD       Canadian dollars
CCD       Community College District
EDA       Economic Development Authority
MTA       Metropolitan Transportation Authority
REIT      Real estate investment trust
USD       Unified School District

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Municipal Corp., MBIA Insurance Corp., National Public Finance Guarantee Corp., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

                                         Notes to Portfolio of Investments |  26

================================================================================

(c) At October 31, 2015, the aggregate market value of securities purchased on a delayed delivery basis was $12,346,000.
(d) The security, or a portion thereof, is segregated to cover the value of open futures contracts at October 31, 2015.
(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2015.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) At October 31, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery purchases.
(h) Security was fair valued at October 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $3,999,000, which represented 0.1% of the Fund's net assets.
(i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2015, was $16,108,000, which represented 0.5% of the Fund's net assets.
(j) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or
       FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(k) Securities with a value of $360,000 are segregated as collateral for initial margin requirements on open futures contracts.
(l) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

================================================================================

27  | USAA Intermediate-Term Bond Fund

================================================================================

(m) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
       Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(n) Rate represents the money market fund annualized seven-day yield at October 31, 2015.
(o)    In U.S. dollars unless otherwise noted.
*      Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  28

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA HIGH INCOME FUND
OCTOBER 31, 2015

                                                                      (Form N-Q)

48448-1215                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA HIGH INCOME FUND
October 31, 2015 (unaudited)

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                COUPON                                VALUE
(000)         SECURITY                                                  RATE             MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (62.8%)

              CONSUMER DISCRETIONARY (9.6%)
              -----------------------------
              ADVERTISING (0.8%)
$     1,000   Acosta, Inc. (a)                                          7.75%          10/01/2022      $      970
      1,000   Advantage Sales & Marketing, Inc. (b)                     7.50            7/25/2022             928
      5,000   Checkout Holding Corp. (b)                                7.75            4/11/2022           3,315
      5,000   Clear Channel Worldwide Holdings, Inc.                    7.63            3/15/2020           5,206
      2,240   iHeartCommunications, Inc. (b)                            6.94            1/30/2019           1,882
      4,310   iHeartCommunications, Inc. (b)                            7.69            7/30/2019           3,649
                                                                                                       ----------
                                                                                                           15,950
                                                                                                       ----------
              APPAREL RETAIL (1.2%)
      2,000   Caleres, Inc. (a)                                         6.25            8/15/2023           2,030
     19,162   L Brands, Inc.                                            6.95            3/01/2033          20,072
      2,362   L Brands, Inc.                                            7.60            7/15/2037           2,587
                                                                                                       ----------
                                                                                                           24,689
                                                                                                       ----------
              AUTO PARTS & EQUIPMENT (0.1%)
      3,000   Omega US Sub, LLC (a)                                     8.75            7/15/2023           2,839
                                                                                                       ----------
              AUTOMOTIVE RETAIL (0.3%)
      5,000   CST Brands, Inc.                                          5.00            5/01/2023           5,075
      2,000   Group 1 Automotive, Inc.                                  5.00            6/01/2022           2,030
                                                                                                       ----------
                                                                                                            7,105
                                                                                                       ----------
              BROADCASTING (0.2%)
      4,000   Univision Communications, Inc. (a)                        8.50            5/15/2021           4,195
                                                                                                       ----------
              CABLE & SATELLITE (0.7%)
      5,000   Cablevision Systems Corp.                                 8.00            4/15/2020           4,888
      5,000   CCO Holdings, LLC                                         6.63            1/31/2022           5,312
      5,000   CCO Holdings, LLC                                         5.75            1/15/2024           5,087
                                                                                                       ----------
                                                                                                           15,287
                                                                                                       ----------
              CASINOS & GAMING (2.4%)
      4,000   Caesar's Entertainment Operating Co., Inc. (c)            8.50            2/15/2020           3,250
      9,825   Caesar's Entertainment Resort Properties,
                 LLC (b)                                                7.00           10/11/2020           9,340
      2,000   Eldorado Resorts, Inc. (a)                                7.00            8/01/2023           2,035
      7,500   Golden Nugget Escrow, Inc. (a)                            8.50           12/01/2021           7,800
      2,472   Inn of the Mountain Gods Resort & Casino (a)              9.25           11/30/2020           2,323
      4,000   Isle of Capri Casinos                                     8.88            6/15/2020           4,320
      8,000   MGM Resorts International                                 8.63            2/01/2019           9,080
      5,000   Pinnacle Entertainment, Inc.                              8.75            5/15/2020           5,219
      5,000   Scientific Games International, Inc.                      6.25            9/01/2020           3,500
      3,000   Scientific Games International, Inc. (a)                  7.00            1/01/2022           3,030
                                                                                                       ----------
                                                                                                           49,897
                                                                                                       ----------
              DEPARTMENT STORES (0.6%)
     10,372   J.C. Penney Corp., Inc. (b),(d)                           6.00            5/22/2018          10,353
      2,100   Macy's Retail Holdings, Inc.                              7.88            8/15/2036           2,200
                                                                                                       ----------
                                                                                                           12,553
                                                                                                       ----------

================================================================================

1  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                COUPON                                VALUE
(000)         SECURITY                                                  RATE             MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------
              HOMEBUILDING (0.4%)
$     4,000   Beazer Homes USA, Inc. (e)                                9.13%           5/15/2019      $    4,105
      2,000   CalAtlantic Group, Inc.                                   5.88           11/15/2024           2,110
      3,000   KB Home                                                   7.50            9/15/2022           3,090
                                                                                                       ----------
                                                                                                            9,305
                                                                                                       ----------
              HOTELS, RESORTS & CRUISE LINES (0.3%)
      5,000   Royal Caribbean Cruises Ltd.                              5.25           11/15/2022           5,350
                                                                                                       ----------
              MOVIES & ENTERTAINMENT (0.1%)
      2,000   Production Resource Group, Inc.                           8.88            5/01/2019           1,625
                                                                                                       ----------
              PUBLISHING (0.6%)
        195   American Media, Inc. (a)                                 13.50            6/15/2018             200
      4,834   Cengage Learning Acquisitions, Inc. (b)                   7.00            3/31/2020           4,813
      7,500   McGraw-Hill Global Education Holdings, LLC                9.75            4/01/2021           8,250
                                                                                                       ----------
                                                                                                           13,263
                                                                                                       ----------
              RESTAURANTS (0.2%)
      4,000   NPC International, Inc.                                  10.50            1/15/2020           4,230
                                                                                                       ----------
              SPECIALIZED CONSUMER SERVICES (0.2%)
      4,940   Weight Watchers International, Inc. (b),(d)               4.00            4/02/2020           3,851
                                                                                                       ----------
              SPECIALTY STORES (1.3%)
      7,000   Guitar Center, Inc. (a)                                   6.50            4/15/2019           6,589
      2,000   Guitar Center, Inc. (a)                                   9.63            4/15/2020           1,675
         14   Harbor Freight Tools USA, Inc. (b)                        4.75            7/26/2019              14
      4,762   Toys R Us Property Co. I, LLC (b)                         6.00            8/21/2019           4,480
     15,000   Toys R Us Property Co. II, LLC                            8.50           12/01/2017          14,587
                                                                                                       ----------
                                                                                                           27,345
                                                                                                       ----------
              TIRES & RUBBER (0.2%)
      5,000   Goodyear Tire & Rubber Co.                                6.50            3/01/2021           5,331
                                                                                                       ----------
              Total Consumer Discretionary                                                                202,815
                                                                                                       ----------
              CONSUMER STAPLES (1.7%)
              -----------------------
              DRUG RETAIL (0.1%)
      2,000   Rite Aid Corp. (a)                                        6.13            4/01/2023           2,163
                                                                                                       ----------
              PACKAGED FOODS & MEAT (1.6%)
      5,000   B&G Foods, Inc.                                           4.63            6/01/2021           5,000
      2,250   Chiquita Brands International, Inc.                       7.88            2/01/2021           2,396
     15,000   Kraft Foods Group, Inc.                                   3.50            6/06/2022          15,319
      6,000   Post Holdings, Inc. (a)                                   8.00            7/15/2025           6,525
      5,000   Smithfield Foods, Inc. (a)                                5.88            8/01/2021           5,263
                                                                                                       ----------
                                                                                                           34,503
                                                                                                       ----------
              Total Consumer Staples                                                                       36,666
                                                                                                       ----------
              ENERGY (12.4%)
              --------------
              COAL & CONSUMABLE FUELS (0.1%)
      4,000   Arch Coal, Inc.                                           9.88            6/15/2019             140
      6,500   Peabody Energy Corp.                                      6.00           11/15/2018           1,170
                                                                                                       ----------
                                                                                                            1,310
                                                                                                       ----------
              OIL & GAS DRILLING (0.6%)
     10,000   Noble Holding International Ltd.                          5.95            4/01/2025           8,049
      1,000   Paragon Offshore plc (a)                                  7.25            8/15/2024             163
      5,212   Schahin II Finance Co. SPV Ltd. (a),(c)                   5.88            9/25/2023           1,186
      3,000   Transocean, Inc.                                          6.88           12/15/2021           2,381
                                                                                                       ----------
                                                                                                           11,779
                                                                                                       ----------
              OIL & GAS EQUIPMENT & SERVICES (0.6%)
      3,000   Basic Energy Services (e)                                 7.75            2/15/2019           1,223

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                COUPON                                VALUE
(000)         SECURITY                                                  RATE             MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------
$     2,000   Brand Energy & Infrastructure Service, Inc. (a)           8.50%          12/01/2021      $    1,820
      1,500   CSI Compressco, LP & CSI Compressco
                 Finance, Inc.                                          7.25            8/15/2022           1,252
      5,000   Exterran Partners, LP                                     6.00            4/01/2021           4,350
      5,880   Weatherford Bermuda                                       5.13            9/15/2020           5,035
                                                                                                       ----------
                                                                                                           13,680
                                                                                                       ----------
              OIL & GAS EXPLORATION & PRODUCTION (3.7%)
      5,000   Alta Mesa Holdings, LP (e)                                9.63           10/15/2018           2,387
      1,500   Approach Resources, Inc.                                  7.00            6/15/2021             848
      7,000   Bill Barrett Corp.                                        7.00           10/15/2022           4,707
      3,000   BreitBurn Energy Partners, LP                             7.88            4/15/2022           1,140
     10,000   California Resources Corp.                                6.00           11/15/2024           6,837
      5,000   Chesapeake Energy Corp.                                   6.13            2/15/2021           3,299
        500   Clayton Williams Energy, Inc.                             7.75            4/01/2019             463
      5,000   Comstock Resources, Inc.                                  7.75            4/01/2019           1,075
      3,000   Comstock Resources, Inc. (a)                             10.00            3/15/2020           1,973
      5,000   EP Energy, LLC & Everest Acquisition
                 Finance, Inc.                                          9.38            5/01/2020           4,375
      3,000   EV Energy Partners, LP (e)                                8.00            4/15/2019           2,100
      3,000   Fieldwood Energy, LLC (b)                                 8.38            9/30/2020           1,125
      3,000   Goodrich Petroleum Corp.                                  8.88            3/15/2019             570
      1,000   Halcon Resources Corp. (a)                                8.63            2/01/2020             866
      5,000   Halcon Resources Corp.                                    9.25            2/15/2022           1,625
      8,500   Linn Energy, LLC & Linn Energy Finance
                 Corp.                                                  6.50            9/15/2021           1,913
      2,000   Magnum Hunter Resources Corp.                             9.75            5/15/2020             840
      5,000   Newfield Exploration Co.                                  5.38            1/01/2026           4,775
      5,000   Noble Energy, Inc.                                        5.88            6/01/2022           5,043
      1,000   Northern Oil and Gas, Inc.                                8.00            6/01/2020             832
        500   Northern Oil and Gas, Inc.                                8.00            6/01/2020             416
      2,000   PDC Energy, Inc.                                          7.75           10/15/2022           2,020
      5,000   Penn Virginia Corp.                                       8.50            5/01/2020           1,475
      5,000   Quicksilver Resources, Inc. (b),(c)                       7.00            6/21/2019           1,698
      3,000   Resolute Energy Corp.                                     8.50            5/01/2020           1,380
      5,000   Rex Energy Corp.                                          8.88           12/01/2020           2,525
      5,000   Sabine Oil & Gas, LLC (b),(c)                             8.75           12/31/2018             589
      6,000   Samson Investment Co. (b),(c)                             5.00            9/25/2018             525
      4,000   SandRidge Energy, Inc. (a)                                8.75            6/01/2020           2,450
      7,000   SandRidge Energy, Inc.                                    7.50            2/15/2023           1,663
      5,000   Southwestern Energy Co.                                   4.95            1/23/2025           4,370
      2,000   Swift Energy Co.                                          7.88            3/01/2022             525
      1,000   Triangle USA Petroleum Corp. (a)                          6.75            7/15/2022             475
      6,000   Ultra Petroleum Corp. (a)                                 6.13           10/01/2024           3,390
      6,000   Whiting Petroleum Corp.                                   6.25            4/01/2023           5,610
      2,500   WPX Energy, Inc.                                          8.25            8/01/2023           2,356
                                                                                                       ----------
                                                                                                           78,260
                                                                                                       ----------
              OIL & GAS REFINING & MARKETING (0.4%)
      4,000   CITGO Petroleum Corp. (a)                                 6.25            8/15/2022           3,940
      5,000   Northern Tier Energy, LLC & Northern Tier
                 Finance Corp.                                          7.13           11/15/2020           5,112
                                                                                                       ----------
                                                                                                            9,052
                                                                                                       ----------
              OIL & GAS STORAGE & TRANSPORTATION (7.0%)
      5,000   Blue Racer Midstream, LLC & Blue Racer
                 Finance Corp. (a)                                      6.13           11/15/2022           4,700
     10,000   Boardwalk Pipelines, LP                                   4.95           12/15/2024           9,166
      5,000   Crestwood Midstream Partners, LP                          6.00           12/15/2020           4,450
     15,000   DCP Midstream, LLC (a)                                    5.85            5/21/2043          12,037
      2,500   Energy Transfer Equity, LP                                7.50           10/15/2020           2,701
      5,000   Energy Transfer Partners, LP                              3.32 (f)       11/01/2066           3,525
     12,915   Enterprise Products Operating, LLC                        7.00            6/01/2067          11,527
      9,000   Enterprise Products Operating, LLC                        7.03            1/15/2068           9,529

================================================================================

3  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                COUPON                                VALUE
(000)         SECURITY                                                  RATE             MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------
$     5,000   Genesis Energy, LP & Genesis Energy
                 Finance Corp.                                          5.75%           2/15/2021      $    4,700
      5,061   Kinder Morgan Inc.                                        7.80            8/01/2031           5,139
      5,000   Martin Midstream Partners, LP                             7.25            2/15/2021           4,737
      3,000   NGL Energy Partners, LP & NGL Energy
                 Finance Corp.                                          6.88           10/15/2021           2,880
     12,000   NGPL PipeCo, LLC (a)                                      7.12           12/15/2017          11,160
      3,000   NGPL PipeCo, LLC (a)                                      9.63            6/01/2019           2,828
      5,000   ONEOK, Inc.                                               4.25            2/01/2022           4,300
      5,000   Regency Energy Partners, LP                               5.88            3/01/2022           5,141
     13,000   Sabine Pass Liquefaction, LLC                             5.63            2/01/2021          12,967
      5,000   Southern Union Co.                                        3.32 (f)       11/01/2066           3,025
      2,000   Sunoco, LP & Sunoco Finance Corp. (a)                     5.50            8/01/2020           2,060
      2,000   Sunoco, LP & Sunoco Finance Corp. (a)                     6.38            4/01/2023           2,025
      5,000   Targa Pipeline Partners, LP & Atlas Pipeline
                 Finance Corp.                                          6.63           10/01/2020           5,025
      3,000   Targa Resources Partners, LP                              6.88            2/01/2021           3,030
      3,000   Targa Resources Partners, LP                              5.25            5/01/2023           2,805
      3,000   TEPPCO Partners, LP                                       7.00            6/01/2067           2,633
      5,000   Tesoro Logistics, LP & Tesoro Logistics
                 Finance Corp.                                          6.13           10/15/2021           5,225
      1,000   Tesoro Logistics, LP & Tesoro Logistics
                 Finance Corp. (a)                                      6.25           10/15/2022           1,045
     10,000   Williams Companies, Inc.                                  4.55            6/24/2024           8,384
                                                                                                       ----------
                                                                                                          146,744
                                                                                                       ----------
              Total Energy                                                                                260,825
                                                                                                       ----------
              FINANCIALS (9.3%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
     10,000   Prospect Capital Corp.                                    5.00            7/15/2019          10,326
                                                                                                       ----------
              CONSUMER FINANCE (1.2%)
      4,000   American Express Co.                                      6.80            9/01/2066           4,036
      5,000   Credit Acceptance Corp.                                   6.13            2/15/2021           5,019
     15,000   Navient Corp.                                             7.25            1/25/2022          14,831
      1,000   Navient Corp.                                             6.13            3/25/2024             906
                                                                                                       ----------
                                                                                                           24,792
                                                                                                       ----------
              DIVERSIFIED BANKS (0.7%)
     15,000   Wells Fargo & Co.                                         3.50            3/08/2022          15,613
                                                                                                       ----------
              INVESTMENT BANKING & BROKERAGE (0.0%)
      1,000   Lehman Brothers Holdings, Inc. (c)                        5.75            4/25/2011              74
      1,500   Lehman Brothers Treasury Co. B.V. (c)                     6.88           12/29/2010             248
                                                                                                       ----------
                                                                                                              322
                                                                                                       ----------
              LIFE & HEALTH INSURANCE (1.7%)
      3,000   American Equity Investment Life Holding Co.               6.63            7/15/2021           3,195
      3,000   Forethought Financial Group (a)                           8.63            4/15/2021           3,449
      8,000   Lincoln National Corp.                                    7.00            5/17/2066           6,715
      2,000   MetLife, Inc.                                            10.75            8/01/2069           3,155
     10,000   Prudential Financial, Inc.                                5.20            3/15/2044           9,962
     10,000   StanCorp Financial Group, Inc.                            6.90            6/01/2067           8,675
                                                                                                       ----------
                                                                                                           35,151
                                                                                                       ----------
              MULTI-LINE INSURANCE (1.2%)
     20,000   Genworth Holdings, Inc.                                   6.15           11/15/2066           9,100
      8,000   Glen Meadow Pass-Through Trust (a)                        6.51            2/12/2067           6,940
     10,000   Nationwide Mutual Insurance Co. (a)                       2.63 (f)       12/15/2024           9,602
                                                                                                       ----------
                                                                                                           25,642
                                                                                                       ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                COUPON                                VALUE
(000)         SECURITY                                                  RATE             MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
$     1,000   Washington Mutual Bank (c)                                5.55%           6/16/2010      $      234
                                                                                                       ----------
              PROPERTY & CASUALTY INSURANCE (1.1%)
     10,000   AmTrust Financial Services, Inc.                          6.13            8/15/2023          10,551
      3,780   Hanover Insurance Group, Inc.                             8.21            2/03/2027           4,628
      5,400   Ironshore Holdings, Inc. (a)                              8.50            5/15/2020           6,299
      2,000   Zenith National Insurance Capital Trust I (a)             8.55            8/01/2028           2,010
                                                                                                       ----------
                                                                                                           23,488
                                                                                                       ----------
              REGIONAL BANKS (0.9%)
      5,000   Banc of California, Inc.                                  5.25            4/15/2025           4,900
     10,409   Regions Bank                                              6.45            6/26/2037          12,562
      1,790   Regions Financial Corp.                                   7.38           12/10/2037           2,281
                                                                                                       ----------
                                                                                                           19,743
                                                                                                       ----------
              REINSURANCE (0.1%)
      2,000   Alterra USA Holdings Ltd. (a)                             7.20            4/14/2017           2,128
                                                                                                       ----------
              REITs - HEALTH CARE (0.3%)
      2,000   CTR Partnership, LP & CareTrust Capital
                 Corp.                                                  5.88            6/01/2021           2,061
      4,000   Sabra Health Care, LP & Sabra Capital Corp.               5.50            2/01/2021           4,189
                                                                                                       ----------
                                                                                                            6,250
                                                                                                       ----------
              REITs - HOTEL & RESORT (0.0%)
        500   ESH Hospitality, Inc. (a)                                 5.25            5/01/2025             504
                                                                                                       ----------
              REITs - SPECIALIZED (0.1%)
      1,000   Communications Sales & Leasing, Inc. (a)                  6.00            4/15/2023             975
      2,000   Communications Sales & Leasing, Inc.                      8.25           10/15/2023           1,859
                                                                                                       ----------
                                                                                                            2,834
                                                                                                       ----------
              SPECIALIZED FINANCE (0.5%)
     10,000   National Rural Utilities Cooperative Finance
                 Corp.                                                  4.75            4/30/2043           9,970
                                                                                                       ----------
              THRIFTS & MORTGAGE FINANCE (1.0%)
      5,000   Ocwen Financial Corp. (a)                                 7.13            5/15/2019           4,587
      5,000   PHH Corp.                                                 6.38            8/15/2021           4,587
      8,031   Walter Investment Management Corp. (b)                    4.75           12/19/2020           7,349
      5,000   Walter Investment Management Corp.                        7.88           12/15/2021           4,069
                                                                                                       ----------
                                                                                                           20,592
                                                                                                       ----------
              Total Financials                                                                            197,589
                                                                                                       ----------
              HEALTH CARE (2.8%)
              ------------------
              HEALTH CARE EQUIPMENT (0.2%)
      5,000   Universal Hospital Services, Inc.                         7.63            8/15/2020           4,794
                                                                                                       ----------
              HEALTH CARE FACILITIES (1.5%)
     10,000   HCA, Inc.                                                 5.25            4/15/2025          10,387
      2,000   HealthSouth Corp. (a)                                     5.75           11/01/2024           2,010
      2,000   HealthSouth Corp. (a)                                     5.75            9/15/2025           2,001
      5,000   Kindred Healthcare, Inc.                                  6.38            4/15/2022           4,744
      2,000   Tenet Healthcare Corp.                                    8.00            8/01/2020           2,080
     10,000   Tenet Healthcare Corp.                                    6.75            6/15/2023           9,975
                                                                                                       ----------
                                                                                                           31,197
                                                                                                       ----------
              HEALTH CARE SERVICES (0.1%)
      2,000   DaVita HealthCare Partners, Inc.                          5.13            7/15/2024           2,034
                                                                                                       ----------
              HEALTH CARE SUPPLIES (0.1%)
      1,000   DJO Finance, LLC (h)                                      9.75           10/15/2017           1,005
      1,000   Halyard Health, Inc.                                      6.25           10/15/2022           1,027
                                                                                                       ----------
                                                                                                            2,032
                                                                                                       ----------

================================================================================

5  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                COUPON                                VALUE
(000)         SECURITY                                                  RATE             MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------
              PHARMACEUTICALS (0.9%)
$     1,000   Endo Finance, LLC & Endo Ltd. (a)                         6.00%           7/15/2023      $    1,005
      5,000   Mallinckrodt International Finance S.A.                   4.75            4/15/2023           4,375
      7,000   Valeant Pharmaceuticals International, Inc. (a)           6.38           10/15/2020           6,300
     10,000   Valeant Pharmaceuticals International, Inc. (a)           6.13            4/15/2025           8,462
                                                                                                       ----------
                                                                                                           20,142
                                                                                                       ----------
              Total Health Care                                                                            60,199
                                                                                                       ----------
              INDUSTRIALS (7.9%)
              ------------------
              AEROSPACE & DEFENSE (0.7%)
      3,000   Constellis Holdings, LLC & Constellis Finance
                 Corp. (a)                                              9.75            5/15/2020           2,726
     15,000   Textron Financial Corp. (a)                               6.00            2/15/2067          11,138
                                                                                                       ----------
                                                                                                           13,864
                                                                                                       ----------
              AIRLINES (3.1%)
        385   America West Airlines, Inc. Pass-Through Trust            6.87            7/02/2018             392
      4,425   American Airlines, Inc. Pass-Through Trust                5.63            1/15/2021           4,480
      5,000   Continental Airlines, Inc. Pass-Through Trust             6.13            4/29/2018           5,158
      2,465   Continental Airlines, Inc. Pass-Through Trust             6.25           10/11/2021           2,591
      2,447   Continental Airlines, Inc. Pass-Through Trust             5.50            4/29/2022           2,524
     18,578   Hawaiian Airlines Pass-Through Trust                      4.95            1/15/2022          18,044
      2,444   United Airlines, Inc. Pass-Through Trust (a)             12.00            7/15/2017           2,500
      4,548   United Airlines, Inc. Pass-Through Trust                  5.38            2/15/2023           4,707
      5,000   United Airlines, Inc. Pass-Through Trust                  4.63            3/03/2024           4,994
      5,000   US Airways Group, Inc. Pass-Through Trust                 5.45            6/03/2018           5,069
      2,224   US Airways Group, Inc. Pass-Through Trust (e)             9.75            4/22/2020           2,488
      6,768   US Airways Group, Inc. Pass-Through Trust                 5.38            5/15/2023           6,929
      6,421   Virgin Australia Holdings Ltd. Pass-Through
                 Trust (a)                                              7.13           10/23/2018           6,517
                                                                                                       ----------
                                                                                                           66,393
                                                                                                       ----------
              COMMERCIAL PRINTING (0.1%)
      2,000   R.R. Donnelley & Sons Co.                                 6.00            4/01/2024           1,840
                                                                                                       ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.2%)
      5,000   Navistar International Corp.                              8.25           11/01/2021           3,925
                                                                                                       ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
      5,079   Artesyn Embedded Technologies, Inc. (a)                   9.75           10/15/2020           5,015
                                                                                                       ----------
              INDUSTRIAL CONGLOMERATES (0.5%)
      4,000   GE Capital Trust I                                        6.38           11/15/2067           4,288
      5,000   General Electric Capital Corp.                            6.25                    -(g)        5,579
                                                                                                       ----------
                                                                                                            9,867
                                                                                                       ----------
              INDUSTRIAL MACHINERY (0.3%)
      5,000   Stanley Black & Decker, Inc.                              5.75           12/15/2053           5,312
                                                                                                       ----------
              MARINE (0.5%)
      1,000   Navios Maritime Acquisition Corp. (a)                     8.13           11/15/2021             961
      2,000   Navios Maritime Holdings, Inc. (e)                        8.13            2/15/2019           1,470
     10,000   Navios Maritime Holdings, Inc. (a)                        7.38            1/15/2022           7,900
                                                                                                       ----------
                                                                                                           10,331
                                                                                                       ----------
              TRADING COMPANIES & DISTRIBUTORS (1.7%)
      6,034   ILFC E-Capital Trust I (a)                                4.57 (f)       12/21/2065           5,581
     16,362   ILFC E-Capital Trust II (a)                               6.25 (f)       12/21/2065          15,462
      5,000   International Lease Finance Corp.                         8.63            1/15/2022           6,169
      2,000   Jurassic Holdings III, Inc. (a)                           6.88            2/15/2021           1,450
      4,000   United Rentals North America, Inc.                        5.75           11/15/2024           4,080
      3,000   United Rentals North America, Inc.                        5.50            7/15/2025           3,004
                                                                                                       ----------
                                                                                                           35,746
                                                                                                       ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                COUPON                                VALUE
(000)         SECURITY                                                  RATE             MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------
              TRUCKING (0.6%)
$     3,000   Ahern Rentals, Inc. (a)                                   7.38%           5/15/2023      $    2,805
      4,000   Avis Budget Car Rental, LLC & Avis Budget
                 Finance, Inc. (a)                                      5.13            6/01/2022           4,098
      6,878   YRC Worldwide, Inc. (b)                                   8.25            2/13/2019           6,551
                                                                                                       ----------
                                                                                                           13,454
                                                                                                       ----------
              Total Industrials                                                                           165,747
                                                                                                       ----------
              INFORMATION TECHNOLOGY (2.9%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.3%)
      3,500   Avaya, Inc. (a)                                           7.00            4/01/2019           2,861
      3,500   Avaya, Inc. (a)                                          10.50            3/01/2021           1,374
      3,000   CommScope Technologies Finance, LLC (a)                   6.00            6/15/2025           3,053
                                                                                                       ----------
                                                                                                            7,288
                                                                                                       ----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
      1,300   First Data Corp. (a)                                      6.75           11/01/2020           1,373
      5,200   First Data Corp.                                         11.25            1/15/2021           5,760
      5,000   First Data Corp. (a)                                      5.38            8/15/2023           5,100
      1,000   First Data Corp. (a),(d)                                  7.00           12/01/2023           1,020
      2,623   Lender Processing Services, Inc.                          5.75            4/15/2023           2,765
      4,000   SunGard Data Systems, Inc.                                6.63           11/01/2019           4,155
      1,743   SunGard Data Systems, Inc. (b)                            4.00            3/08/2020           1,744
                                                                                                       ----------
                                                                                                           21,917
                                                                                                       ----------
              HOME ENTERTAINMENT SOFTWARE (0.3%)
      5,000   Activision Blizzard, Inc. (a)                             5.63            9/15/2021           5,301
                                                                                                       ----------
              SEMICONDUCTORS (0.2%)
      5,000   Micron Technology, Inc. (a)                               5.63            1/15/2026           4,713
                                                                                                       ----------
              SYSTEMS SOFTWARE (0.8%)
      3,791   BMC Software Finance, Inc. (b)                            5.00            9/10/2020           3,428
      2,000   BMC Software Finance, Inc. (a)                            8.13            7/15/2021           1,555
      6,000   Ensemble S Merger Sub, Inc. (a)                           9.00            9/30/2023           6,038
      5,000   Italics Merger Sub, Inc. (a)                              7.13            7/15/2023           4,972
                                                                                                       ----------
                                                                                                           15,993
                                                                                                       ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.3%)
      5,000   Denali Borrower, LLC & Denali Finance Corp. (a)           5.63           10/15/2020           5,331
                                                                                                       ----------
              Total Information Technology                                                                 60,543
                                                                                                       ----------
              MATERIALS (5.2%)
              ----------------
              ALUMINUM (0.3%)
      3,000   Alcoa, Inc.                                               5.13           10/01/2024           2,989
      4,000   Aleris International, Inc. (h)                            7.63            2/15/2018           3,760
                                                                                                       ----------
                                                                                                            6,749
                                                                                                       ----------
              COMMODITY CHEMICALS (0.4%)
      5,000   Hexion U.S. Finance Corp.                                 8.88            2/01/2018           3,850
      5,000   Hexion U.S. Finance Corp.                                 6.63            4/15/2020           4,262
                                                                                                       ----------
                                                                                                            8,112
                                                                                                       ----------
              DIVERSIFIED CHEMICALS (0.1%)
      1,000   Blue Cube Spinco, Inc. (a)                                9.75           10/15/2023           1,083
                                                                                                       ----------
              DIVERSIFIED METALS & MINING (1.6%)
      5,000   Compass Minerals International, Inc. (a)                  4.88            7/15/2024           4,888
     15,000   Freeport-McMoRan, Inc.                                    3.55            3/01/2022          12,022
     20,000   Freeport-McMoRan, Inc.                                    5.45            3/15/2043          14,375
      4,000   Thompson Creek Metals Co., Inc.                           7.38            6/01/2018           1,700
                                                                                                       ----------
                                                                                                           32,985
                                                                                                       ----------

================================================================================

7  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                COUPON                                VALUE
(000)         SECURITY                                                  RATE             MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------
              METAL & GLASS CONTAINERS (1.4%)
$     2,000   Ardagh Packaging Finance plc (a)                          6.25%           1/31/2019      $    2,032
      4,000   Ardagh Packaging Finance plc (a)                          9.13           10/15/2020           4,205
      4,938   BWAY Holding Co. (b)                                      5.50            8/14/2020           4,956
      8,500   Reynolds Group Issuer, Inc.                               7.88            8/15/2019           8,819
      9,000   Reynolds Group Issuer, Inc.                               9.88            8/15/2019           9,484
                                                                                                       ----------
                                                                                                           29,496
                                                                                                       ----------
              PAPER PACKAGING (0.3%)
      7,000   Sealed Air Corp. (a)                                      6.88            7/15/2033           7,175
                                                                                                       ----------
              STEEL (1.1%)
     10,456   Allegheny Ludlum Corp.                                    6.95           12/15/2025           9,685
     10,000   Cliffs Natural Resources, Inc. (a)                        8.25            3/31/2020           9,000
      2,600   Edgen Murray Corp. (a)                                    8.75           11/01/2020           2,770
      4,000   JMC Steel Group (a)                                       8.25            3/15/2018           2,740
                                                                                                       ----------
                                                                                                           24,195
                                                                                                       ----------
              Total Materials                                                                             109,795
                                                                                                       ----------
              TELECOMMUNICATION SERVICES (6.9%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.5%)
      5,000   Cogent Communications Finance, Inc. (a)                   5.63            4/15/2021           4,750
      5,000   Level 3 Financing, Inc.                                   6.13            1/15/2021           5,281
                                                                                                       ----------
                                                                                                           10,031
                                                                                                       ----------
              INTEGRATED TELECOMMUNICATION SERVICES (3.5%)
     10,000   CenturyLink, Inc.                                         5.80            3/15/2022           9,762
      5,000   CenturyLink, Inc.                                         6.75           12/01/2023           4,981
      5,000   Frontier Communications Corp. (a)                        10.50            9/15/2022           5,200
     20,000   Frontier Communications Corp. (a)                        11.00            9/15/2025          21,012
      9,000   Frontier Communications Corp.                             9.00            8/15/2031           8,186
     10,000   Verizon Communications, Inc.                              4.50            9/15/2020          10,854
     13,000   Windstream Corp.                                          7.50            6/01/2022          10,855
      3,000   Windstream Corp.                                          6.38            8/01/2023           2,389
                                                                                                       ----------
                                                                                                           73,239
                                                                                                       ----------
              WIRELESS TELECOMMUNICATION SERVICES (2.9%)
     12,000   Sprint Communications, Inc.                               7.00            8/15/2020          11,160
     20,000   Sprint Corp.                                              7.25            9/15/2021          18,425
      5,000   Sprint Corp.                                              7.88            9/15/2023           4,638
     10,000   Sprint Corp.                                              7.63            2/15/2025           8,900
      4,000   T-Mobile USA, Inc.                                        6.63           11/15/2020           4,130
      4,500   T-Mobile USA, Inc.                                        6.13            1/15/2022           4,590
      5,000   T-Mobile USA, Inc.                                        6.50            1/15/2024           5,087
      5,000   Zayo Group, LLC & Zayo Capital, Inc. (a)                  6.38            5/15/2025           5,075
                                                                                                       ----------
                                                                                                           62,005
                                                                                                       ----------
              Total Telecommunication Services                                                            145,275
                                                                                                       ----------
              UTILITIES (4.1%)
              ----------------
              ELECTRIC UTILITIES (1.2%)
         34   FPL Energy National Wind Portfolio, LLC (a)               6.13            3/25/2019              35
         67   FPL Energy Wind Funding, LLC (a)                          6.88            6/27/2017              65
      2,000   NextEra Energy Capital Holdings, Inc.                     6.35           10/01/2066           1,590
      2,000   NextEra Energy Capital Holdings, Inc.                     6.65            6/15/2067           1,621
      2,000   NextEra Energy Capital Holdings, Inc.                     7.30            9/01/2067           1,995
     10,000   PPL Capital Funding, Inc.                                 6.70            3/30/2067           8,453
      5,000   Talen Energy Supply, LLC (a)                              6.50            6/01/2025           4,444
     17,134   Texas Competitive Electric Holdings Co.,
                 LLC (b)                                                4.68           10/10/2017           5,847
      3,000   Texas Competitive Electric Holdings Co.,
                 LLC (a),(c)                                           11.50           10/01/2020           1,020
                                                                                                       ----------
                                                                                                           25,070
                                                                                                       ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                COUPON                                VALUE
(000)         SECURITY                                                  RATE             MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------
              GAS UTILITIES (0.2%)
$     4,000   Southern Star Central Corp. (a)                           5.13%           7/15/2022      $    3,900
                                                                                                       ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.8%)
      7,000   AES Corp.                                                 7.38            7/01/2021           7,490
      5,000   Calpine Corp.                                             5.75            1/15/2025           4,756
      4,000   DPL, Inc.                                                 6.75           10/01/2019           4,120
      5,000   Dynegy, Inc.                                              7.38           11/01/2022           5,038
      5,000   Dynegy, Inc.                                              5.88            6/01/2023           4,700
     15,000   Genon Energy, Inc.                                        9.88           10/15/2020          12,506
                                                                                                       ----------
                                                                                                           38,610
                                                                                                       ----------
              MULTI-UTILITIES (0.9%)
     10,790   Integrys Holding, Inc.                                    6.11           12/01/2066           9,079
     11,025   Puget Sound Energy, Inc.                                  6.97            6/01/2067           9,427
                                                                                                       ----------
                                                                                                           18,506
                                                                                                       ----------
              Total Utilities                                                                              86,086
                                                                                                       ----------
              Total Corporate Obligations (cost: $1,414,109)                                            1,325,540
                                                                                                       ----------
              CONVERTIBLE SECURITIES (0.0%)

              MATERIALS (0.0%)
              ----------------
              GOLD (0.0%)
        454   Hycroft Mining Corp. (i),(l) (cost: $433)                15.00           10/22/2020             454
                                                                                                       ----------
              EURODOLLAR AND YANKEE OBLIGATIONS (17.1%)

              CONSUMER DISCRETIONARY (2.5%)
              -----------------------------
              CABLE & SATELLITE (2.1%)
      2,000   Altice Luxembourg S.A. (a)                                7.75            5/15/2022           1,930
      2,000   Altice Luxembourg S.A. (a)                                7.63            2/15/2025           1,844
      5,000   Neptune Finco Corp. (a)                                  10.13            1/15/2023           5,300
     25,000   Neptune Finco Corp. (a)                                  10.88           10/15/2025          26,750
      3,000   Numericable Group S.A. (a)                                4.88            5/15/2019           3,022
      5,000   Numericable Group S.A. (a)                                6.00            5/15/2022           5,025
                                                                                                       ----------
                                                                                                           43,871
                                                                                                       ----------
              HOMEBUILDING (0.1%)
      3,000   Brookfield Residential Properties, Inc. (a)               6.38            5/15/2025           2,895
                                                                                                       ----------
              RESTAURANTS (0.3%)
      5,000   1011778 B.C. ULC / New Red Finance, Inc. (a)              4.63            1/15/2022           5,088
                                                                                                       ----------
              Total Consumer Discretionary                                                                 51,854
                                                                                                       ----------
              CONSUMER STAPLES (0.4%)
              -----------------------
              PACKAGED FOODS & MEAT (0.4%)
      1,000   JBS Investments GmbH (a)                                  7.25            4/03/2024           1,033
      5,000   JBS USA, LLC (a)                                          5.88            7/15/2024           4,912
      3,000   Minerva Luxembourg S.A.                                   7.75            1/31/2023           2,978
                                                                                                       ----------
                                                                                                            8,923
                                                                                                       ----------
              Total Consumer Staples                                                                        8,923
                                                                                                       ----------
              ENERGY (0.6%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.6%)
     13,000   TransCanada Trust                                         5.63            5/20/2075          12,505
                                                                                                       ----------

================================================================================

9  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                COUPON                                VALUE
(000)         SECURITY                                                  RATE             MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------
              FINANCIALS (2.6%)
              -----------------
              DIVERSIFIED BANKS (1.0%)
$     3,500   BayernLB Capital Trust l                                  6.20%                   -(g)   $    3,408
      6,986   ING Groep N.V.                                            5.78 (f)                -(g)        6,960
      5,000   Royal Bank of Scotland Group plc                          7.64                    -(g)        5,248
      5,000   Royal Bank of Scotland Group plc                          9.50            3/16/2022           5,467
                                                                                                       ----------
                                                                                                           21,083
                                                                                                       ----------
              DIVERSIFIED CAPITAL MARKETS (0.2%)
      5,000   Deutsche Bank Capital Trust IV                            4.59                    -(g)        4,974
                                                                                                       ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
      2,000   ING Capital Funding Trust III                             3.93 (f)                -(g)        1,992
                                                                                                       ----------
              PROPERTY & CASUALTY INSURANCE (1.3%)
     22,000   QBE Capital Funding III Ltd. (a)                          7.25            5/24/2041          24,447
      4,000   XLIT Ltd.                                                 6.50                    -(g)        3,201
                                                                                                       ----------
                                                                                                           27,648
                                                                                                       ----------
              Total Financials                                                                             55,697
                                                                                                       ----------
              INDUSTRIALS (1.6%)
              ------------------
              AEROSPACE & DEFENSE (0.4%)
     12,000   Bombardier, Inc. (a)                                      7.50            3/15/2025           9,390
                                                                                                       ----------
              AIRLINES (0.9%)
      1,000   Air Canada (a)                                            7.75            4/15/2021           1,046
      2,500   Air Canada Pass-Through Trust (a)                         6.63            5/15/2018           2,568
      5,000   Air Canada Pass-Through Trust (a)                         5.00            9/15/2020           4,887
     10,617   Air Canada Pass-Through Trust (a)                         5.38           11/15/2022          10,896
                                                                                                       ----------
                                                                                                           19,397
                                                                                                       ----------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
      5,250   Ashtead Capital, Inc. (a)                                 6.50            7/15/2022           5,657
                                                                                                       ----------
              Total Industrials                                                                            34,444
                                                                                                       ----------
              INFORMATION TECHNOLOGY (0.2%)
              -----------------------------
              SEMICONDUCTOR EQUIPMENT (0.2%)
      4,000   Global A&T Electronics (a)                               10.00            2/01/2019           3,430
                                                                                                       ----------
              MATERIALS (6.9%)
              ----------------
              COMMODITY CHEMICALS (0.4%)
     10,000   Braskem Finance Ltd.                                      6.45            2/03/2024           9,050
                                                                                                       ----------
              CONSTRUCTION MATERIALS (0.7%)
      1,000   CEMEX Finance, LLC (a)                                    9.38           10/12/2022           1,093
      1,500   CEMEX Finance, LLC (a)                                    6.00            4/01/2024           1,436
      3,000   CEMEX SAB de C.V. (a)                                     6.50           12/10/2019           3,052
      5,000   CEMEX SAB de C.V. (a)                                     6.13            5/05/2025           4,750
      5,000   Companhia Brasileira de Aluminio (a)                      4.75            6/17/2024           4,300
                                                                                                       ----------
                                                                                                           14,631
                                                                                                       ----------
              DIVERSIFIED METALS & MINING (1.7%)
      5,000   First Quantum Minerals Ltd. (a)                           7.25            5/15/2022           3,672
     10,000   Glencore Funding, LLC (a)                                 4.13            5/30/2023           8,087
      1,000   Imperial Metals Corp. (a)                                 7.00            3/15/2019             975
     15,000   Teck Resources Ltd.                                       4.75            1/15/2022           9,844
     15,000   Teck Resources Ltd.                                       6.13           10/01/2035           8,700
      5,000   Vedanta Resources plc (a)                                 8.25            6/07/2021           4,025
                                                                                                       ----------
                                                                                                           35,303
                                                                                                       ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                COUPON                                VALUE
(000)         SECURITY                                                  RATE             MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------
              GOLD (2.2%)
$     3,000   Alamos Gold, Inc. (a)                                     7.75%           4/01/2020      $    2,852
      7,000   Eldorado Gold Corp. (a)                                   6.13           12/15/2020           6,493
     10,000   New Gold, Inc. (a)                                        6.25           11/15/2022           8,625
      4,000   Newcrest Finance Property Ltd. (a)                        4.20           10/01/2022           3,617
     25,000   St. Barbara Ltd. (a)                                      8.88            4/15/2018          23,875
                                                                                                       ----------
                                                                                                           45,462
                                                                                                       ----------
              METAL & GLASS CONTAINERS (0.2%)
      5,000   Ardagh Packaging Finance plc & Ardagh MP
                 Holdings USA, Inc. (a)                                 6.00            6/30/2021           4,925
                                                                                                       ----------
              PAPER PACKAGING (0.4%)
      6,200   Smurfit Kappa Treasury Funding Ltd.                       7.50           11/20/2025           7,595
                                                                                                       ----------
              PAPER PRODUCTS (0.2%)
      5,000   Sappi Papier Holding GmbH (a)                             6.63            4/15/2021           5,050
                                                                                                       ----------
              PRECIOUS METALS & MINERALS (0.2%)
      5,000   Fresnillo plc (a)                                         5.50           11/13/2023           5,275
                                                                                                       ----------
              STEEL (0.9%)
     20,000   ArcelorMittal                                             7.75           10/15/2039          17,150
      3,000   FMG Resources (August 2006) Proprietary Ltd. (a)          6.88            4/01/2022           2,160
                                                                                                       ----------
                                                                                                           19,310
                                                                                                       ----------
              Total Materials                                                                             146,601
                                                                                                       ----------
              TELECOMMUNICATION SERVICES (0.6%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.6%)
      2,000   Altice Finco S.A. (a)                                     7.63            2/15/2025           1,900
      5,000   Digicel Ltd. (a)                                          6.00            4/15/2021           4,525
      3,000   Digicel Ltd. (a)                                          6.75            3/01/2023           2,715
      3,000   Intelsat Jackson Holdings S.A.                            7.25           10/15/2020           2,752
                                                                                                       ----------
                                                                                                           11,892
                                                                                                       ----------
              Total Telecommunication Services                                                             11,892
                                                                                                       ----------
              UTILITIES (1.7%)
              ----------------
              ELECTRIC UTILITIES (1.3%)
      5,000   EDP Finance B.V. (a)                                      5.25            1/14/2021           5,250
     10,000   Electricite De France S.A. (a)                            5.25                    -(g)        9,987
     10,975   Enel S.p.A. (a)                                           8.75            9/24/2073          12,676
                                                                                                       ----------
                                                                                                           27,913
                                                                                                       ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
      7,000   AES Gener S.A. (a)                                        8.38           12/18/2073           7,280
                                                                                                       ----------
              Total Utilities                                                                              35,193
                                                                                                       ----------
              Total Eurodollar and Yankee Obligations (cost: $356,416)                                    360,539
                                                                                                       ----------
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)

              FINANCIALS (0.3%)
              -----------------
      4,794   Countrywide Home Loans                                    1.16 (f)        2/25/2035           2,967
      2,609   Wells Fargo Mortgage Backed Securities Trust              2.68 (f)        4/25/2035           2,467
                                                                                                       ----------
              Total Financials                                                                              5,434
                                                                                                       ----------
              Total Collateralized Mortgage Obligations (cost: $5,430)                                      5,434
                                                                                                       ----------

================================================================================

11  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                COUPON                                VALUE
(000)         SECURITY                                                  RATE             MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------
              COMMERCIAL MORTGAGE SECURITIES (3.5%)

              FINANCIALS (3.5%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (3.5%)
$     2,444   Banc of America Commercial Mortgage, Inc. (a)             5.26%          12/10/2042      $    2,459
      6,900   Banc of America Commercial Mortgage, Inc.                 5.42           10/10/2045           7,027
      5,000   Banc of America Commercial Mortgage, Inc.                 6.26            2/10/2051           5,129
      8,610   Bear Stearns Commercial Mortgage Securities, Inc. (a)     5.66            9/11/2041           8,417
      5,000   Bear Stearns Commercial Mortgage Securities, Inc.         5.57            1/12/2045           5,049
      2,500   Citigroup Commercial Mortgage Trust                       5.79            3/15/2049           2,537
      2,997   Citigroup Commercial Mortgage Trust                       6.14           12/10/2049           2,792
     15,000   Credit Suisse Commercial Mortgage Pass-Through Trust      0.39            2/15/2040          13,553
      5,000   GE Capital Commercial Mortgage Corp.                      5.38           11/10/2045           4,989
      1,036   GMAC Commercial Mortgage Securities, Inc.                 4.97           12/10/2041           1,052
      2,056   Merrill Lynch Mortgage Trust                              5.37            7/12/2038           2,056
      5,000   Merrill Lynch Mortgage Trust                              5.05            8/12/2039           4,968
      4,000   Morgan Stanley Capital I Trust                            5.50            3/12/2044           3,987
      4,000   Wachovia Bank Commercial Mortgage Trust                   5.40           12/15/2044           3,995
      5,000   Wachovia Bank Commercial Mortgage Trust                   5.37           11/15/2048           4,966
                                                                                                       ----------
                                                                                                           72,976
                                                                                                       ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
        519   Credit Suisse First Boston Corp., acquired
                 6/13/2003; cost $25(j)                                 1.80            5/17/2040              18
                                                                                                       ----------
              Total Financials                                                                             72,994
                                                                                                       ----------
              Total Commercial Mortgage Securities (cost: $72,078)                                         72,994
                                                                                                       ----------
              U.S. TREASURY SECURITIES (0.0%)

              NOTES (0.0%)
        550   2.00%, 2/15/2025 (k) (cost: $540)                                                               544
                                                                                                       ----------
              MUNICIPAL BONDS (0.1%)

              CASINOS & GAMING (0.0%)
      5,193   Mashantucket (Western) Pequot Tribe (l)                   7.35            7/01/2026             467
                                                                                                       ----------
              GENERAL OBLIGATION (0.1%)
      1,500   Atlantic City                                             7.00            3/01/2028           1,530
                                                                                                       ----------
              Total Municipal Bonds (cost: $4,493)                                                          1,997
                                                                                                       ----------
              EXCHANGE-TRADED FUNDS (2.3%)
        383   iShares iBoxx High Yield Corporate Bond ETF                                                  32,735
        464   SPDR Barclays High Yield Bond ETF                                                            16,929
                                                                                                       ----------
              Total Exchange-Traded Funds (cost: $52,899)                                                  49,664
                                                                                                       ----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES     SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (11.7%)

              COMMON STOCKS (5.0%)

              CONSUMER DISCRETIONARY (1.0%)
              -----------------------------
              AUTO PARTS & EQUIPMENT (0.2%)
     33,600   Johnson Controls, Inc.                                                                   $    1,518
     26,589   Lear Corp.                                                                                    3,325
                                                                                                       ----------
                                                                                                            4,843
                                                                                                       ----------
              CABLE & SATELLITE (0.4%)
     23,483   Charter Communications, Inc. "A"*                                                             4,484
     72,680   Comcast Corp. "A"                                                                             4,551
                                                                                                       ----------
                                                                                                            9,035
                                                                                                       ----------
              CASINOS & GAMING (0.1%)
     13,500   Las Vegas Sands Corp.                                                                           669
                                                                                                       ----------
              GENERAL MERCHANDISE STORES (0.1%)
     30,435   Target Corp.                                                                                  2,349
                                                                                                       ----------
              HOME FURNISHINGS (0.1%)
     27,070   Tempur Sealy International, Inc.*                                                             2,107
                                                                                                       ----------
              HOTELS, RESORTS & CRUISE LINES (0.1%)
     25,400   Hyatt Hotels Corp. "A"*                                                                       1,280
                                                                                                       ----------
              Total Consumer Discretionary                                                                 20,283
                                                                                                       ----------
              CONSUMER STAPLES (0.2%)
              -----------------------
              DRUG RETAIL (0.1%)
     28,400   CVS Health Corp.                                                                              2,805
                                                                                                       ----------
              HOUSEHOLD PRODUCTS (0.1%)
     11,242   Kimberly-Clark Corp.                                                                          1,346
                                                                                                       ----------
              Total Consumer Staples                                                                        4,151
                                                                                                       ----------
              ENERGY (0.2%)
              -------------
              INTEGRATED OIL & GAS (0.1%)
      8,522   Chevron Corp.                                                                                   774
     32,263   Royal Dutch Shell plc ADR "A"                                                                 1,693
                                                                                                       ----------
                                                                                                            2,467
                                                                                                       ----------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
     88,602   Deepocean Group Holdings AS, acquired 6/28/2011; cost $1,636*(i),(j)                            976
                                                                                                       ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.0%)
     22,883   Thunderbird Resources Equity, Inc., acquired 5/27/2014; cost $1,821*(i),(j)                      22
                                                                                                       ----------
              Total Energy                                                                                  3,465
                                                                                                       ----------
              FINANCIALS (1.3%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    202,000   Prospect Capital Corp.                                                                        1,481
                                                                                                       ----------
              DIVERSIFIED BANKS (0.1%)
     18,507   JPMorgan Chase & Co.                                                                          1,189
                                                                                                       ----------
              LIFE & HEALTH INSURANCE (0.1%)
     21,952   MetLife, Inc.                                                                                 1,106
                                                                                                       ----------

================================================================================

13  | USAA High Income Fund

================================================================================

                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES     SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              REGIONAL BANKS (0.4%)
     27,800   BB&T Corp.                                                                               $    1,032
    151,918   KeyCorp                                                                                       1,887
    115,241   People's United Financial, Inc.                                                               1,838
    411,207   Regions Financial Corp.                                                                       3,845
                                                                                                       ----------
                                                                                                            8,602
                                                                                                       ----------
              REITs - MORTGAGE (0.4%)
    140,100   Hatteras Financial Corp.                                                                      2,005
    475,600   MFA Financial, Inc.                                                                           3,291
    361,200   Two Harbors Investment Corp.                                                                  3,056
                                                                                                       ----------
                                                                                                            8,352
                                                                                                       ----------
              REITs - SPECIALIZED (0.1%)
     40,677   Crown Castle International Corp.                                                              3,476
                                                                                                       ----------
              SPECIALIZED FINANCE (0.1%)
     35,130   CME Group, Inc.                                                                               3,319
                                                                                                       ----------
              Total Financials                                                                             27,525
                                                                                                       ----------
              HEALTH CARE (0.4%)
              ------------------
              BIOTECHNOLOGY (0.1%)
     22,300   AbbVie, Inc.                                                                                  1,328
                                                                                                       ----------
              HEALTH CARE EQUIPMENT (0.0%)
      3,407   Diagnostic Services Holdings, acquired 6/01/2009; cost $756*(i),(j)                             236
                                                                                                       ----------
              PHARMACEUTICALS (0.3%)
     21,662   Johnson & Johnson                                                                             2,189
     50,900   Merck & Co., Inc.                                                                             2,782
     27,607   Novartis AG ADR                                                                               2,496
                                                                                                       ----------
                                                                                                            7,467
                                                                                                       ----------
              Total Health Care                                                                             9,031
                                                                                                       ----------
              INDUSTRIALS (0.2%)
              ------------------
              AIRLINES (0.1%)
     46,000   United Continental Holdings, Inc.*                                                            2,774
                                                                                                       ----------
              COMMERCIAL PRINTING (0.0%)
      2,060   Quad Graphics, Inc.                                                                              27
                                                                                                       ----------
              INDUSTRIAL CONGLOMERATES (0.1%)
     83,000   General Electric Co.                                                                          2,400
                                                                                                       ----------
              Total Industrials                                                                             5,201
                                                                                                       ----------
              INFORMATION TECHNOLOGY (0.5%)
              -----------------------------
              APPLICATION SOFTWARE (0.0%)
      9,266   CDK Global, Inc.                                                                                461
                                                                                                       ----------
              COMMUNICATIONS EQUIPMENT (0.1%)
     37,000   QUALCOMM, Inc.                                                                                2,198
                                                                                                       ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
     27,798   Automatic Data Processing, Inc.                                                               2,418
                                                                                                       ----------
              SEMICONDUCTORS (0.1%)
     74,500   Intel Corp.                                                                                   2,523
                                                                                                       ----------
              SYSTEMS SOFTWARE (0.2%)
     61,150   Microsoft Corp.                                                                               3,219
                                                                                                       ----------
              Total Information Technology                                                                 10,819
                                                                                                       ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES     SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              MATERIALS (0.7%)
              ----------------
              COMMODITY CHEMICALS (0.2%)
     42,015   LyondellBasell Industries N.V. "A"                                                       $    3,904
                                                                                                       ----------
              CONSTRUCTION MATERIALS (0.1%)
        596   Panolam Holdings Co., acquired 1/20/2010; cost $315*(i),(j)                                   1,240
                                                                                                       ----------
              GOLD (0.1%)
    245,000   Alamos Gold, Inc. "A"                                                                           941
    107,726   AuRico Metals, Inc.*                                                                             65
     56,750   Goldcorp, Inc.                                                                                  727
     33,650   Newmont Mining Corp.                                                                            655
                                                                                                       ----------
                                                                                                            2,388
                                                                                                       ----------
              PAPER PRODUCTS (0.2%)
     54,650   Clearwater Paper Corp.*                                                                       2,756
     21,100   International Paper Co.                                                                         901
        534   Resolute Forest Products*                                                                         4
    123,689   Verso Corp.*                                                                                     11
                                                                                                       ----------
                                                                                                            3,672
                                                                                                       ----------
              SPECIALTY CHEMICALS (0.1%)
    172,882   MPM Holdings, Inc.*(i)                                                                        3,458
                                                                                                       ----------
              Total Materials                                                                              14,662
                                                                                                       ----------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
     50,503   AT&T, Inc.                                                                                    1,692
     63,000   CenturyLink, Inc.                                                                             1,777
     50,650   Verizon Communications, Inc.                                                                  2,375
                                                                                                       ----------
                                                                                                            5,844
                                                                                                       ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.0%)
     50,106   NII Holdings, Inc.*                                                                             352
                                                                                                       ----------
              Total Telecommunication Services                                                              6,196
                                                                                                       ----------
              UTILITIES (0.2%)
              ----------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
    325,000   AES Corp.                                                                                     3,559
                                                                                                       ----------
              Total Common Stocks (cost: $87,490)                                                         104,892
                                                                                                       ----------
              PREFERRED STOCKS (6.7%)

              CONSUMER STAPLES (1.8%)
              -----------------------
              AGRICULTURAL PRODUCTS (1.8%)
    400,000   CHS, Inc., 7.10%, cumulative redeemable, perpetual                                           11,117
    200,000   CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                                  5,768
    200,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)                   21,381
                                                                                                       ----------
                                                                                                           38,266
                                                                                                       ----------
              Total Consumer Staples                                                                       38,266
                                                                                                       ----------
              ENERGY (1.9%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     17,000   Chesapeake Energy Corp., 5.75%, perpetual (a)                                                 6,354
                                                                                                       ----------
              OIL & GAS STORAGE & TRANSPORTATION (1.6%)
  1,327,328   NuStar Logistics, LP, 7.63%                                                                  34,182
                                                                                                       ----------
              Total Energy                                                                                 40,536
                                                                                                       ----------

================================================================================

15  | USAA High Income Fund

================================================================================

PRINCIPAL
AMOUNT                                                                                                     MARKET
$(000)/                                                                                                     VALUE
SHARES        SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              FINANCIALS (2.5%)
              -----------------
              CONSUMER FINANCE (0.5%)
      1,501   Ally Financial, Inc., 7.00%, perpetual(a)                                                $    1,537
    320,000   GMAC Capital Trust I, 8.13%, cumulative redeemable                                            8,266
                                                                                                       ----------
                                                                                                            9,803
                                                                                                       ----------
              DIVERSIFIED BANKS (0.3%)
     36,000   ING Groep N.V., 7.20%, perpetual                                                                946
      8,000   US Bancorp, 3.50%, perpetual                                                                  6,213
                                                                                                       ----------
                                                                                                            7,159
                                                                                                       ----------
              LIFE & HEALTH INSURANCE (0.3%)
    274,059   Delphi Financial Group, Inc., 7.38%, cumulative redeemable                                    6,766
                                                                                                       ----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
$     3,000   Catlin Insurance Co. Ltd., 7.25%, perpetual(a)                                                2,580
                                                                                                       ----------
              REGIONAL BANKS (0.1%)
      1,515   M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                                       1,564
                                                                                                       ----------
              REINSURANCE (0.0%)
      3,000   American Overseas Group Ltd., 7.50%, non-cumulative,
                 acquired 1/23/2007 - 3/02/2007; cost $3,109*(i),(j)                                          750
                                                                                                       ----------
              REITs - INDUSTRIAL (0.6%)
    185,741   ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual                            11,986
                                                                                                       ----------
              REITs - OFFICE (0.3%)
    240,000   Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual                        6,150
                                                                                                       ----------
              REITs - RESIDENTIAL (0.3%)
    100,000   Equity Residential Properties Trust, depositary shares, Series K, 8.29%,
                 cumulative redeemable, perpetual                                                           6,394
                                                                                                       ----------
              THRIFTS & MORTGAGE FINANCE (0.0%)
     20,000   Freddie Mac, 6.02%, perpetual*                                                                   75
     80,000   Freddie Mac, 8.38%, perpetual*                                                                  381
                                                                                                       ----------
                                                                                                              456
                                                                                                       ----------
              Total Financials                                                                             53,608
                                                                                                       ----------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    237,000   Qwest Corp., 7.38%                                                                            6,117
                                                                                                       ----------
              UTILITIES (0.2%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
     29,100   Southern California Edison, Series D, 6.50%, cumulative redeemable, perpetual                 3,031
                                                                                                       ----------
              Total Preferred Stocks (cost: $147,726)                                                     141,558
                                                                                                       ----------
              Total Equity Securities (cost: $235,216)                                                    246,450
                                                                                                       ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                COUPON                                VALUE
(000)         SECURITY                                                  RATE             MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (0.7%)

              COMMERCIAL PAPER (0.3%)

              INDUSTRIALS (0.3%)
              ------------------
              INDUSTRIAL MACHINERY (0.3%)
$     5,500   Pentair Finance S.A. (a),(m)                              0.85%          11/03/2015      $    5,500
                                                                                                       ----------
              VARIABLE-RATE DEMAND NOTES (0.2%)

              MATERIALS (0.2%)
              ----------------
              STEEL (0.2%)
      5,000   Illinois Finance Auth. (LOC - UniCredit
                 Bank A.G.)                                             2.25            2/01/2037           5,000
                                                                                                       ----------

NUMBER OF
SHARES
-----------------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.2%)
  3,496,814   State Street Institutional Liquid Reserves Fund Premier Class, 0.15%(n)                       3,497
                                                                                                       ----------
              Total Money Market Instruments (cost: $13,997)                                               13,997
                                                                                                       ----------

              TOTAL INVESTMENTS (COST: $2,155,611)                                                     $2,077,613
                                                                                                       ==========

                                                                                                       UNREALIZED
NUMBER OF                                                                                           APPRECIATION/
CONTRACTS                                                         EXPIRATION         CONTRACT      (DEPRECIATION)
LONG/(SHORT)                                                         DATE           VALUE (000)             (000)
-----------------------------------------------------------------------------------------------------------------
              FUTURES (0.5%)
       (100)  Russell 2000 Mini                                   12/18/2015        $  (11,583)    $         (113)
                                                                                    ===========    ==============

================================================================================

17  | USAA High Income Fund

================================================================================

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------

                                             (LEVEL 1)           (LEVEL 2)          (LEVEL 3)
                                           QUOTED PRICES           OTHER           SIGNIFICANT
                                             IN ACTIVE          SIGNIFICANT       UNOBSERVABLE
                                              MARKETS           OBSERVABLE           INPUTS
                                           FOR IDENTICAL          INPUTS
ASSETS                                        ASSETS                                                     TOTAL
--------------------------------------------------------------------------------------------------------------
Bonds:
 Corporate Obligations                     $          --       $  1,325,540       $         --   $   1,325,540
 Convertible Securities                               --                 --                454             454
 Eurodollar and Yankee Obligations                    --            360,539                 --         360,539
 Collateralized Mortgage Obligations                  --              5,434                 --           5,434
 Commercial Mortgage Securities                       --             72,994                 --          72,994
 U.S. Treasury Securities                            544                 --                 --             544
 Municipal Bonds                                      --              1,997                 --           1,997
 Exchange-Traded Funds                            49,664                 --                 --          49,664
Equity Securities:
 Common Stocks                                    98,960              3,458              2,474         104,892
 Preferred Stocks                                 14,383            126,425                750         141,558
Money Market Instruments:
 Commercial Paper                                     --              5,500                 --           5,500
 Variable-Rate Demand Notes                           --              5,000                 --           5,000
 Money Market Funds                                3,497                 --                 --           3,497
--------------------------------------------------------------------------------------------------------------
Total                                      $     167,048       $  1,906,887       $      3,678   $   2,077,613
--------------------------------------------------------------------------------------------------------------

                                             (LEVEL 1)           (LEVEL 2)          (LEVEL 3)
                                           QUOTED PRICES           OTHER           SIGNIFICANT
                                             IN ACTIVE          SIGNIFICANT       UNOBSERVABLE
                                              MARKETS           OBSERVABLE           INPUTS
                                           FOR IDENTICAL          INPUTS
LIABILITIES                                 LIABILITIES                                                       TOTAL
-------------------------------------------------------------------------------------------------------------------
Futures(1)                                 $        (113)      $         --       $         --      $          (113)
-------------------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                              CORPORATE       CONVERTIBLE           COMMON         PREFERRED
                                                            OBLIGATIONS        SECURITIES           STOCKS            STOCKS
----------------------------------------------------------------------------------------------------------------------------
 Balance as of July 31, 2015                                      $ 425              $  -          $ 4,273              $750
 Purchases                                                            3               433                -                 -
 Sales                                                             (398)                -                -                 -
 Transfers into Level 3                                               -                 -                -                 -
 Transfers out of Level 3                                             -                 -                -                 -
 Net realized gain (loss) on investments                              2                 -                -                 -
 Change in net unrealized appreciation/(depreciation)
    of investments                                                  (32)               21           (1,799)                -
----------------------------------------------------------------------------------------------------------------------------
 Balance as of October 31, 2015                                   $   -              $454          $ 2,474              $750
----------------------------------------------------------------------------------------------------------------------------

For the period of August 1, 2015, through October 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA High Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: High Income Fund Shares (Fund Shares), High Income Fund Institutional Shares (Institutional Shares), and High Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

19  | USAA High Income Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuations procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note A3, and certain common stocks, valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value. Additionally, certain bonds, are valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

21  | USAA High Income Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are supported by: values ascribed to a prior equity compensation award and considers the movement for comparable companies, discounted price derived from the use of inputs such as the price movements of comparable companies and other relevant information related to the security, quoted prices obtained from broker-dealers participating in the market for these securities, or discounted prior tender offer. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

                       FAIR VALUE AT                                 SIGNIFICANT
                      OCTOBER 31, 2015           VALUATION           UNOBSERVABLE
ASSETS                  ($ IN 000's)            TECHNIQUE(S)           INPUT(S)                 RANGE
EQUITY SECURITIES:

Common Stocks             $1,476                  Market          Revenue Multiple(a)    0.6x - 1.3x
                                               Comparables
                                                                  EBITDA                 3.6x - 13.4x
                                                                  Multiple(a)
                                                                  Discount for lack
                                                                    of marketability(b)           25%

(a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.
(b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

Increases in the earnings before interest depreciation and amortization (EBITDA), revenue multiples, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at October 31, 2015, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E. As of October 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2015, were $111,311,000 and $189,309,000, respectively, resulting in net unrealized depreciation of $77,998,000.

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,109,694,000 at October 31, 2015, and, in total, may not

================================================================================

23  | USAA High Income Fund

================================================================================

equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.9% of net assets at October 31, 2015.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT   Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) At October 31, 2015, the issuer was in default with respect to interest and/or principal payments.
(d) At October 31, 2015, the aggregate market value of securities purchased on a delayed delivery basis was $2,976,000, which included when-issued securities of $1,020,000.
(e) The security, or a portion thereof, is segregated to cover the value of open futures contracts at October 31, 2015.
(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2015.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) At October 31, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

================================================================================

25  | USAA High Income Fund

================================================================================

(i) Security was fair valued at October 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $7,136,000, which represented 0.3% of the Fund's net assets.
(j) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2015, was $3,242,000, which represented 0.2% of the Fund's net assets.
(k) Securities and cash with a value of $715,000 are segregated as collateral for initial margin requirements on open futures contracts.
(l) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(m) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(n) Rate represents the money market fund annualized seven-day yield at October 31, 2015.
*    Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  26

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA SMALL CAP STOCK FUND
OCTOBER 31, 2015

                                                                      (Form N-Q)

48456-1215                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SMALL CAP STOCK FUND
October 31, 2015 (unaudited)

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              COMMON STOCKS (96.8%)

              CONSUMER DISCRETIONARY (12.4%)
              ------------------------------
              APPAREL RETAIL (4.7%)
    696,035   Ascena Retail Group, Inc.*                                                   $      9,271
    254,000   Buckle, Inc.                                                                        9,002
    216,144   Cato Corp. "A"                                                                      8,162
    381,000   DSW, Inc. "A"                                                                       9,502
    346,000   Express, Inc.*                                                                      6,678
    296,000   Finish Line, Inc. "A"                                                               5,515
     31,697   Francesca's Holdings Corp.*                                                           450
    165,000   Genesco, Inc.*                                                                     10,337
    415,350   Stage Stores, Inc.                                                                  4,041
                                                                                           ------------
                                                                                                 62,958
                                                                                           ------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
     20,780   Cherokee, Inc.*                                                                       377
      6,640   Oxford Industries, Inc.                                                               484
                                                                                           ------------
                                                                                                    861
                                                                                           ------------
              AUTO PARTS & EQUIPMENT (0.3%)
     27,060   Fox Factory Holding Corp.*                                                            480
      3,939   Gentherm, Inc.*                                                                       193
     87,010   Horizon Global Corp.*                                                                 765
    254,200   Modine Manufacturing Co.*                                                           2,128
                                                                                           ------------
                                                                                                  3,566
                                                                                           ------------
              AUTOMOTIVE RETAIL (1.6%)
    110,460   CST Brands, Inc.                                                                    3,969
     85,300   Group 1 Automotive, Inc.                                                            7,417
      6,000   Lithia Motors, Inc. "A"                                                               704
    359,000   Sonic Automotive, Inc. "A"                                                          8,953
                                                                                           ------------
                                                                                                 21,043
                                                                                           ------------
              BROADCASTING (0.9%)
     14,800   Nexstar Broadcasting Group, Inc. "A"                                                  788
    365,000   Sinclair Broadcast Group, Inc. "A"                                                 10,953
                                                                                           ------------
                                                                                                 11,741
                                                                                           ------------
              CABLE & SATELLITE (0.8%)
     24,458   Cable One, Inc.*                                                                   10,601
                                                                                           ------------
              CASINOS & GAMING (0.1%)
     78,100   Boyd Gaming Corp.*                                                                  1,561
      3,752   Churchill Downs, Inc.                                                                 551
                                                                                           ------------
                                                                                                  2,112
                                                                                           ------------
              CONSUMER ELECTRONICS (0.0%)
    112,664   Skullcandy, Inc.*                                                                     631
                                                                                           ------------

================================================================================

1  | USAA Small Cap Stock Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EDUCATION SERVICES (0.1%)
     82,146   2U, Inc.*                                                                    $      1,723
      6,800   Grand Canyon Education, Inc.*                                                         283
                                                                                           ------------
                                                                                                  2,006
                                                                                           ------------
              FOOTWEAR (0.1%)
     37,760   Crocs, Inc.*                                                                          408
     12,079   Deckers Outdoor Corp.*                                                                672
                                                                                           ------------
                                                                                                  1,080
                                                                                           ------------
              GENERAL MERCHANDISE STORES (0.5%)
    520,500   Fred's, Inc. "A"                                                                    7,199
                                                                                           ------------
              HOTELS, RESORTS & CRUISE LINES (0.7%)
    614,530   La Quinta Holdings, Inc.*                                                           9,310
                                                                                           ------------
              HOUSEHOLD APPLIANCES (0.9%)
    110,440   Helen of Troy Ltd.*                                                                10,957
     82,040   SodaStream International Ltd.*                                                      1,229
                                                                                           ------------
                                                                                                 12,186
                                                                                           ------------
              LEISURE FACILITIES (0.1%)
     42,300   ClubCorp Holdings, Inc.                                                               865
     17,900   International Speedway Corp. "A"                                                      621
      1,100   Vail Resorts, Inc.                                                                    125
                                                                                           ------------
                                                                                                  1,611
                                                                                           ------------
              LEISURE PRODUCTS (0.2%)
      9,724   Brunswick Corp.                                                                       523
     41,950   Callaway Golf Co.                                                                     418
     37,063   Escalade, Inc.                                                                        550
     72,925   Performance Sports Group Ltd.*                                                        837
                                                                                           ------------
                                                                                                  2,328
                                                                                           ------------
              MOVIES & ENTERTAINMENT (0.2%)
     80,259   IMAX Corp.*                                                                         3,081
      3,179   Rentrak Corp.*                                                                        176
                                                                                           ------------
                                                                                                  3,257
                                                                                           ------------
              RESTAURANTS (0.3%)
      4,791   BJ's Restaurants, Inc.*                                                               206
     11,560   Buffalo Wild Wings, Inc.*                                                           1,783
      2,400   Dave & Buster's Entertainment*                                                         93
     27,050   Del Frisco's Restaurant Group, Inc.*                                                  364
     16,645   Fiesta Restaurant Group, Inc.*                                                        589
     74,100   Kona Grill, Inc.*                                                                   1,019
      9,252   Zoe's Kitchen, Inc.*                                                                  318
                                                                                           ------------
                                                                                                  4,372
                                                                                           ------------
              SPECIALIZED CONSUMER SERVICES (0.7%)
    262,000   Sotheby's                                                                           9,078
                                                                                           ------------
              SPECIALTY STORES (0.1%)
     14,052   Five Below, Inc.*                                                                     482
     63,540   Sportsman's Warehouse Holdings, Inc.*                                                 684
                                                                                           ------------
                                                                                                  1,166
                                                                                           ------------
              Total Consumer Discretionary                                                      167,106
                                                                                           ------------

              CONSUMER STAPLES (3.4%)
              -----------------------
              DISTILLERS & VINTNERS (0.5%)
  1,796,333   C&C Group plc(a)                                                                    7,166
                                                                                           ------------
              FOOD RETAIL (0.6%)
     67,108   Casey's General Stores, Inc.                                                        7,128

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
     21,490   Natural Grocers by Vitamin Cottage, Inc.*                                    $        515
                                                                                           ------------
                                                                                                  7,643
                                                                                           ------------
              HOUSEHOLD PRODUCTS (0.8%)
    260,000   Energizer Holdings, Inc.                                                           11,136
                                                                                           ------------
              HYPERMARKETS & SUPER CENTERS (0.0%)
      6,000   PriceSmart, Inc.                                                                      516
                                                                                           ------------
              PACKAGED FOODS & MEAT (1.4%)
     47,290   Boulder Brands, Inc.*                                                                 419
    298,664   Cranswick plc(a)                                                                    7,888
     84,500   Freshpet, Inc.*                                                                       824
     54,225   Landec Corp.*                                                                         667
    139,240   Post Holdings, Inc.*                                                                8,949
                                                                                           ------------
                                                                                                 18,747
                                                                                           ------------
              PERSONAL PRODUCTS (0.1%)
     22,500   Inter Parfums, Inc.                                                                   621
                                                                                           ------------
              Total Consumer Staples                                                             45,829
                                                                                           ------------

              ENERGY (3.6%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (1.0%)
      4,000   Core Laboratories N.V.                                                                465
    255,800   Enservco Corp.*                                                                       141
    234,779   Era Group, Inc.*                                                                    3,266
    116,909   SEACOR Holdings, Inc.*                                                              6,830
     13,670   Superior Energy Services, Inc.                                                        193
    299,342   Tesco Corp.                                                                         2,395
                                                                                           ------------
                                                                                                 13,290
                                                                                           ------------
              OIL & GAS EXPLORATION & PRODUCTION (1.5%)
    592,995   RSP Permian, Inc.*                                                                 16,260
    111,545   SM Energy Co.                                                                       3,720
                                                                                           ------------
                                                                                                 19,980
                                                                                           ------------
              OIL & GAS STORAGE & TRANSPORTATION (1.1%)
    388,040   Dorian LPG Ltd.*                                                                    4,571
  1,143,300   Scorpio Tankers, Inc.                                                              10,427
                                                                                           ------------
                                                                                                 14,998
                                                                                           ------------
              Total Energy                                                                       48,268
                                                                                           ------------

              FINANCIALS (17.3%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
     14,720   Affiliated Managers Group, Inc.*                                                    2,654
     29,947   Financial Engines, Inc.                                                               963
    257,886   Harris & Harris Group, Inc.*                                                          539
    143,988   Safeguard Scientifics, Inc.*                                                        2,556
    276,217   Solar Capital Ltd.                                                                  4,781
                                                                                           ------------
                                                                                                 11,493
                                                                                           ------------
              CONSUMER FINANCE (0.1%)
     29,311   PRA Group, Inc.*                                                                    1,606
                                                                                           ------------
              INVESTMENT BANKING & BROKERAGE (0.0%)
     10,500   Evercore Partners, Inc. "A"                                                           567
                                                                                           ------------
              LIFE & HEALTH INSURANCE (0.7%)
    190,500   Primerica, Inc.                                                                     9,073
                                                                                           ------------
              PROPERTY & CASUALTY INSURANCE (1.0%)
     68,890   AMERISAFE, Inc.                                                                     3,770
    188,180   ProAssurance Corp.                                                                  9,966
                                                                                           ------------
                                                                                                 13,736
                                                                                           ------------

================================================================================

3  | USAA Small Cap Stock Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              REGIONAL BANKS (9.6%)
    293,710   BankUnited, Inc.                                                             $     10,920
    537,590   BBCN Bancorp, Inc.                                                                  9,026
     28,900   Customers Bancorp, Inc.*                                                              795
    269,302   First Busey Corp.                                                                   5,620
    575,256   First Midwest Bancorp, Inc.                                                        10,251
    632,460   First Niagara Financial Group, Inc.                                                 6,546
    532,000   Firstmerit Corp.                                                                    9,996
    273,529   Flushing Financial Corp.                                                            5,755
    260,576   Great Western Bancorp, Inc.                                                         7,364
    209,300   Hancock Holding Co.                                                                 5,777
    431,480   International Bancshares Corp.                                                     11,628
    239,690   MB Financial, Inc.                                                                  7,728
     59,277   Opus Bank                                                                           2,208
     31,800   Pacific Premier Bancorp, Inc.*                                                        679
    643,000   TCF Financial Corp.                                                                 9,896
      7,600   Texas Capital Bancshares, Inc.*                                                       419
    657,000   Umpqua Holdings Corp.                                                              10,972
    361,800   Webster Financial Corp.                                                            13,423
                                                                                           ------------
                                                                                                129,003
                                                                                           ------------
              REINSURANCE (0.5%)
    509,000   Third Point Reinsurance Ltd.*                                                       6,958
                                                                                           ------------
              REITs - HOTEL & RESORT (0.8%)
    472,744   DiamondRock Hospitality Co.                                                         5,522
    440,830   Summit Hotel Properties, Inc.                                                       5,766
                                                                                           ------------
                                                                                                 11,288
                                                                                           ------------
              REITs - INDUSTRIAL (0.2%)
    147,100   STAG Industrial, Inc.                                                               3,018
                                                                                           ------------
              REITs - RESIDENTIAL (1.2%)
    190,166   Education Realty Trust, Inc.                                                        6,829
    370,000   Starwood Waypoint Residential Trust                                                 9,102
                                                                                           ------------
                                                                                                 15,931
                                                                                           ------------
              REITs - SPECIALIZED (0.1%)
     30,949   QTS Realty Trust, Inc. "A"                                                          1,331
                                                                                           ------------
              SPECIALIZED FINANCE (1.4%)
    480,000   Aircastle Ltd.                                                                     10,877
    165,970   Atlas Air Worldwide Holdings, Inc.*                                                 6,845
     13,400   MarketAxess Holdings, Inc.                                                          1,358
                                                                                           ------------
                                                                                                 19,080
                                                                                           ------------
              THRIFTS & MORTGAGE FINANCE (0.8%)
      4,700   LendingTree, Inc.*                                                                    570
    711,400   Northwest Bancshares, Inc.                                                          9,576
                                                                                           ------------
                                                                                                 10,146
                                                                                           ------------
              Total Financials                                                                  233,230
                                                                                           ------------
              HEALTH CARE (13.5%)
              -------------------
              BIOTECHNOLOGY (1.6%)
     27,180   Acceleron Pharma, Inc.*                                                               848
     32,940   Alkermes plc*                                                                       2,369
    247,300   AMAG Pharmaceuticals, Inc.*                                                         9,892
     59,200   Cepheid, Inc.*                                                                      1,977
     49,000   Enanta Pharmaceuticals, Inc.*                                                       1,377
     35,280   Esperion Therapeutics, Inc.*                                                          847
     24,380   Ligand Pharmaceuticals, Inc.*                                                       2,203
     12,400   OvaScience, Inc.*                                                                     161
     22,000   PTC Therapeutics, Inc.*                                                               547
     31,716   Sage Therapeutics, Inc.*                                                            1,593

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
      9,067   Trevena, Inc.*                                                               $         87
     29,573   Zafgen, Inc.*                                                                         285
                                                                                           ------------
                                                                                                 22,186
                                                                                           ------------
              HEALTH CARE EQUIPMENT (2.4%)
     25,140   ABIOMED, Inc.*                                                                      1,852
     96,900   AtriCure, Inc.*                                                                     1,795
    105,100   Cardiovascular Systems, Inc.*                                                       1,440
     54,010   CONMED Corp.                                                                        2,191
    103,212   Cutera, Inc.*                                                                       1,401
     86,666   Cynosure, Inc. "A"*                                                                 3,262
     25,665   Inogen, Inc.*                                                                       1,097
    121,001   LeMaitre Vascular, Inc.                                                             1,612
    213,330   Rockwell Medical, Inc.*                                                             2,470
    143,300   STERIS Corp.                                                                       10,740
    196,589   Syneron Medical Ltd.*                                                               1,594
     90,499   Zeltiq Aesthetics, Inc.*                                                            3,053
                                                                                           ------------
                                                                                                 32,507
                                                                                           ------------
              HEALTH CARE FACILITIES (0.4%)
     12,900   Acadia Healthcare Co., Inc.*                                                          792
     69,800   AmSurg Corp.*                                                                       4,892
                                                                                           ------------
                                                                                                  5,684
                                                                                           ------------
              HEALTH CARE SERVICES (0.4%)
      7,259   Adeptus Health, Inc. "A"*                                                             471
    107,948   CorVel Corp.*                                                                       3,584
     38,000   ExamWorks Group, Inc.*                                                              1,073
                                                                                           ------------
                                                                                                  5,128
                                                                                           ------------
              HEALTH CARE SUPPLIES (2.3%)
    507,205   Haemonetics Corp.*                                                                 17,133
     49,200   ICU Medical, Inc.*                                                                  5,411
     79,582   LDR Holding Corp.*                                                                  2,013
    119,300   Spectranetics Corp.*                                                                1,458
     59,888   Vascular Solutions, Inc.*                                                           1,924
     47,700   West Pharmaceutical Services, Inc.                                                  2,862
                                                                                           ------------
                                                                                                 30,801
                                                                                           ------------
              HEALTH CARE TECHNOLOGY (1.9%)
    663,066   Allscripts Healthcare Solutions, Inc.*                                              9,323
     49,010   Evolent Health, Inc.* "A"                                                             630
    316,500   MedAssets, Inc.*                                                                    7,495
     14,376   Medidata Solutions, Inc.*                                                             618
    510,000   Quality Systems, Inc.                                                               7,165
                                                                                           ------------
                                                                                                 25,231
                                                                                           ------------
              LIFE SCIENCES TOOLS & SERVICES (1.0%)
     14,550   Bio-Rad Laboratories, Inc. "A"*                                                     2,030
    132,900   Charles River Laboratories International, Inc.*                                     8,670
    235,452   Harvard Bioscience, Inc.*                                                             692
    282,306   NeoGenomics, Inc.*                                                                  1,990
                                                                                           ------------
                                                                                                 13,382
                                                                                           ------------
              MANAGED HEALTH CARE (0.7%)
    189,000   Magellan Health, Inc.*                                                             10,093
                                                                                           ------------
              PHARMACEUTICALS (2.8%)
    271,770   AcelRx Pharmaceuticals, Inc.*                                                       1,071
     30,290   Akorn, Inc.*                                                                          810
     66,500   Cempra, Inc.*                                                                       1,476
    772,423   Durect Corp.*                                                                       1,576
     30,425   Intersect Ent, Inc.*                                                                  583
    227,000   Lannett Co., Inc.*                                                                 10,163
    291,000   Medicines Co.*                                                                      9,964
    233,400   Nektar Therapeutics*                                                                2,770

================================================================================

5  | USAA Small Cap Stock Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
     17,400   Pacira Pharmaceuticals, Inc.*                                                $        869
     42,660   Paratek Pharmaceuticals, Inc.*                                                        741
    146,100   Phibro Animal Health Corp. "A"                                                      4,874
     79,550   Sucampo Pharmaceuticals, Inc. "A"*                                                  1,540
     83,179   Tetraphase Pharmaceuticals, Inc.*                                                     751
                                                                                           ------------
                                                                                                 37,188
                                                                                           ------------
              Total Health Care                                                                 182,200
                                                                                           ------------

              INDUSTRIALS (20.6%)
              -------------------
              AEROSPACE & DEFENSE (1.6%)
    244,188   Cubic Corp.                                                                        10,952
     49,765   Taser International, Inc.*                                                          1,165
    200,005   Triumph Group, Inc.                                                                 9,316
                                                                                           ------------
                                                                                                 21,433
                                                                                           ------------
              AIR FREIGHT & LOGISTICS (0.4%)
     32,700   Echo Global Logistics, Inc.*                                                          778
    644,940   UTi Worldwide, Inc.*                                                                4,598
                                                                                           ------------
                                                                                                  5,376
                                                                                           ------------
              AIRLINES (0.1%)
     61,150   Hawaiian Holdings, Inc.*                                                            2,122
                                                                                           ------------
              BUILDING PRODUCTS (0.5%)
     24,940   Apogee Enterprises, Inc.                                                            1,235
      3,300   Trex Co., Inc.*                                                                       129
  1,316,202   Tyman plc(a)                                                                        5,209
                                                                                           ------------
                                                                                                  6,573
                                                                                           ------------
              CONSTRUCTION & ENGINEERING (0.6%)
     86,550   Comfort Systems USA, Inc.                                                           2,763
    313,290   Primoris Services Corp.                                                             6,241
                                                                                           ------------
                                                                                                  9,004
                                                                                           ------------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.2%)
    141,877   Douglas Dynamics, Inc.                                                              3,113
                                                                                           ------------
              DIVERSIFIED SUPPORT SERVICES (2.0%)
    222,500   G & K Services, Inc. "A"                                                           14,645
    175,491   Matthews International Corp. "A"                                                   10,131
     58,150   Mobile Mini, Inc.                                                                   1,991
                                                                                           ------------
                                                                                                 26,767
                                                                                           ------------
              ELECTRICAL COMPONENTS & EQUIPMENT (2.5%)
    174,000   EnerSys                                                                            10,612
    287,000   Generac Holdings, Inc.*                                                             9,058
    146,000   Regal-Beloit Corp.                                                                  9,313
    219,180   Thermon Group Holdings, Inc.*                                                       4,408
                                                                                           ------------
                                                                                                 33,391
                                                                                           ------------
              ENVIRONMENTAL & FACILITIES SERVICES (0.7%)
     32,394   Hudson Technologies, Inc.*                                                            111
    387,867   SP Plus Corp.*                                                                      9,891
                                                                                           ------------
                                                                                                 10,002
                                                                                           ------------
              HEAVY ELECTRICAL EQUIPMENT (0.5%)
    301,700   Babcock & Wilcox Enterprises, Inc.*                                                 5,123
     87,491   Power Solutions International, Inc.*                                                1,578
                                                                                           ------------
                                                                                                  6,701
                                                                                           ------------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
     21,089   WageWorks, Inc.*                                                                    1,013
                                                                                           ------------
              INDUSTRIAL MACHINERY (5.1%)
    372,669   Albany International Corp. "A"                                                     14,001

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
    106,100   CIRCOR International, Inc.                                                   $      4,872
    217,797   ESCO Technologies, Inc.                                                             8,078
     62,200   John Bean Technologies Corp.                                                        2,790
     76,229   Kennametal, Inc.                                                                    2,143
     85,600   Kornit Digital, Ltd.*                                                               1,022
    352,600   Luxfer Holdings plc ADR                                                             3,819
    476,500   Mueller Industries, Inc.                                                           15,019
     14,800   Proto Labs, Inc.*                                                                     960
     36,214   RBC Bearings, Inc.*                                                                 2,477
     53,749   Tennant Co.                                                                         3,113
    510,274   TriMas Corp.*                                                                      10,211
                                                                                           ------------
                                                                                                 68,505
                                                                                           ------------
              OFFICE SERVICES & SUPPLIES (1.8%)
    954,400   ACCO Brands Corp.*                                                                  7,702
    302,910   Essendant, Inc.                                                                    10,472
    294,100   Steelcase, Inc. "A"                                                                 5,708
                                                                                           ------------
                                                                                                 23,882
                                                                                           ------------
              RAILROADS (0.1%)
     18,400   Genesee & Wyoming, Inc. "A"*                                                        1,235
                                                                                           ------------
              RESEARCH & CONSULTING SERVICES (1.5%)
     73,300   Advisory Board Co.*                                                                 3,213
     15,094   Exponent, Inc.                                                                        776
    251,420   FTI Consulting, Inc.*                                                               8,551
     40,700   Huron Consulting Group, Inc.*                                                       1,966
    329,002   Mistras Group, Inc.*                                                                6,224
                                                                                           ------------
                                                                                                 20,730
                                                                                           ------------
              SECURITY & ALARM SERVICES (0.6%)
    258,000   Brink's Co.                                                                         7,993
                                                                                           ------------
              TRADING COMPANIES & DISTRIBUTORS (2.1%)
    300,000   Beacon Roofing Supply, Inc.*                                                       10,617
     31,927   DXP Enterprises, Inc.*                                                                966
    208,828   GATX Corp.                                                                          9,752
     70,013   Kaman Corp.                                                                         2,723
     80,210   Rush Enterprises, Inc. "A"*                                                         1,955
    162,620   Titan Machinery, Inc.*                                                              1,989
                                                                                           ------------
                                                                                                 28,002
                                                                                           ------------
              TRUCKING (0.2%)
    155,844   Celadon Group, Inc.                                                                 2,257
                                                                                           ------------
              Total Industrials                                                                 278,099
                                                                                           ------------

              INFORMATION TECHNOLOGY (19.1%)
              ------------------------------
              APPLICATION SOFTWARE (3.0%)
     78,723   BroadSoft, Inc.*                                                                    2,517
     63,200   Cadence Design Systems, Inc.*                                                       1,404
     12,500   Callidus Software, Inc.*                                                              217
     16,115   Digimarc Corp.*                                                                       362
     25,000   Ebix, Inc.                                                                            693
     25,429   Guidewire Software, Inc.*                                                           1,481
      5,800   Hubspot, Inc.*                                                                        301
    380,000   Mentor Graphics Corp.                                                              10,336
     38,892   Monotype Imaging Holdings, Inc.                                                     1,063
     30,482   Paylocity Holding Corp.*                                                            1,023
     90,528   PROS Holdings, Inc.*                                                                2,175
     43,676   PTC, Inc.*                                                                          1,548
     58,350   Qlik Technologies, Inc.*                                                            1,830
     31,500   Synchronoss Technologies, Inc.*                                                     1,108
    874,823   TiVo, Inc.*                                                                         7,943
     11,050   Tyler Technologies, Inc.*                                                           1,883
     23,052   Ultimate Software Group, Inc.*                                                      4,711

================================================================================

7  | USAA Small Cap Stock Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
      8,359   Yodlee, Inc.*                                                                $        140
                                                                                           ------------
                                                                                                 40,735
                                                                                           ------------
              COMMUNICATIONS EQUIPMENT (0.8%)
    270,190   Aerohive Networks, Inc.*                                                            1,821
    118,894   Finisar Corp.*                                                                      1,352
     11,000   Infinera Corp.*                                                                       217
     27,970   Lumentum Holdings, Inc.*                                                              401
    177,215   RADWARE Ltd.*                                                                       2,642
    277,163   Ruckus Wireless, Inc.*                                                              3,127
    180,540   ShoreTel, Inc.*                                                                     1,704
                                                                                           ------------
                                                                                                 11,264
                                                                                           ------------
              DATA PROCESSING & OUTSOURCED SERVICES (1.9%)
    284,000   Cardtronics, Inc.*                                                                  9,798
     74,967   Euronet Worldwide, Inc.*                                                            6,015
    508,000   EVERTEC, Inc.                                                                       9,266
     26,316   WNS Holdings Ltd. ADR*                                                                897
                                                                                           ------------
                                                                                                 25,976
                                                                                           ------------
              ELECTRONIC COMPONENTS (1.3%)
    227,800   Belden, Inc.                                                                       14,586
     68,800   II-VI, Inc.*                                                                        1,247
    124,785   InvenSense, Inc.*                                                                   1,487
                                                                                           ------------
                                                                                                 17,320
                                                                                           ------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
     99,430   Coherent, Inc.*                                                                     5,389
        990   FARO Technologies, Inc.*                                                               33
     13,722   FEI Co.                                                                               991
     12,949   OSI Systems, Inc.*                                                                  1,116
                                                                                           ------------
                                                                                                  7,529
                                                                                           ------------
              ELECTRONIC MANUFACTURING SERVICES (0.4%)
    261,490   CTS Corp.                                                                           4,754
      9,780   IPG Photonics Corp.*                                                                  808
                                                                                           ------------
                                                                                                  5,562
                                                                                           ------------
              INTERNET SOFTWARE & SERVICES (1.1%)
     41,022   Constant Contact, Inc.*                                                             1,071
     16,894   CoStar Group, Inc.*                                                                 3,431
     15,500   Demandware, Inc.*                                                                     879
     79,100   GTT Communications, Inc.*                                                           1,481
    241,780   LivePerson, Inc.*                                                                   1,886
    134,850   Pandora Media, Inc.*                                                                1,552
      4,300   Solium Capital, Inc.*                                                                  25
     69,571   SPS Commerce, Inc.*                                                                 4,996
                                                                                           ------------
                                                                                                 15,321
                                                                                           ------------
              IT CONSULTING & OTHER SERVICES (1.1%)
     17,200   EPAM Systems, Inc.*                                                                 1,330
    226,489   Forrester Research, Inc.                                                            7,309
    206,250   Perficient, Inc.*                                                                   3,449
     53,263   Virtusa Corp.*                                                                      3,059
                                                                                           ------------
                                                                                                 15,147
                                                                                           ------------
              SEMICONDUCTOR EQUIPMENT (0.5%)
    272,472   Brooks Automation, Inc.                                                             3,008
     93,865   Rudolph Technologies, Inc.*                                                         1,201
    123,098   Teradyne, Inc.                                                                      2,403
                                                                                           ------------
                                                                                                  6,612
                                                                                           ------------
              SEMICONDUCTORS (3.5%)
     78,363   Ceva, Inc.*                                                                         1,831
     64,596   Inphi Corp.*                                                                        1,923
     74,600   Intersil Corp. "A"                                                                  1,011

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
  1,595,000   Lattice Semiconductor Corp.*                                                 $      7,305
     61,193   Mellanox Technologies Ltd.*                                                         2,883
    333,500   Microsemi Corp.*                                                                   12,009
     19,739   Monolithic Power Systems, Inc.                                                      1,232
     13,750   Power Integrations, Inc.                                                              696
    686,000   Rambus, Inc.*                                                                       7,080
     29,642   Silicon Laboratories, Inc.*                                                         1,481
    113,000   Synaptics, Inc.*                                                                    9,615
                                                                                           ------------
                                                                                                 47,066
                                                                                           ------------
              SYSTEMS SOFTWARE (2.2%)
    127,700   Allot Communications Ltd.*                                                            710
    325,742   AVG Technologies N.V.*                                                              7,720
     45,300   Fleetmatics Group plc*                                                              2,521
    142,266   Gigamon, Inc.*                                                                      3,732
     32,080   Imperva, Inc.*                                                                      2,265
    210,883   Infoblox, Inc.*                                                                     3,440
     34,924   Proofpoint, Inc.*                                                                   2,460
     95,500   Qualys, Inc.*                                                                       3,373
     32,900   Red Hat, Inc.*                                                                      2,603
     24,960   Rubicon Project, Inc.*                                                                378
                                                                                           ------------
                                                                                                 29,202
                                                                                           ------------
              TECHNOLOGY DISTRIBUTORS (0.6%)
    248,700   ScanSource, Inc.*                                                                   8,583
                                                                                           ------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.1%)
    597,300   Diebold, Inc.                                                                      22,023
     32,934   Nimble Storage, Inc.*                                                                 744
     77,880   Quantum Corp.*                                                                         65
    177,100   Super Micro Computer, Inc.*                                                         4,996
                                                                                           ------------
                                                                                                 27,828
                                                                                           ------------
              Total Information Technology                                                      258,145
                                                                                           ------------

              MATERIALS (3.4%)
              ----------------
              ALUMINUM (0.3%)
     44,190   Kaiser Aluminum Corp.                                                               3,592
                                                                                           ------------
              COMMODITY CHEMICALS (0.8%)
    292,000   Cabot Corp.                                                                        10,495
                                                                                           ------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)
      9,253   Scotts Miracle-Gro Co. "A"                                                            612
                                                                                           ------------
              FOREST PRODUCTS (0.5%)
    122,830   Deltic Timber Corp.                                                                 7,611
                                                                                           ------------
              METAL & GLASS CONTAINERS (0.4%)
    162,450   Greif, Inc. "A"                                                                     5,325
                                                                                           ------------
              PAPER PRODUCTS (0.1%)
     33,187   Schweitzer-Mauduit International, Inc.                                              1,288
                                                                                           ------------
              SPECIALTY CHEMICALS (1.3%)

     73,455   Innospec, Inc.                                                                      4,058
     25,509   Quaker Chemical Corp.                                                               2,025
    168,674   Sensient Technologies Corp.                                                        11,009
                                                                                           ------------
                                                                                                 17,092
                                                                                           ------------
              Total Materials                                                                    46,015
                                                                                           ------------

              TELECOMMUNICATION SERVICES (1.3%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.6%)
    242,195   Cogent Communications Holdings, Inc.                                                7,440
     27,600   Inteliquent, Inc.                                                                     572

================================================================================

9  | USAA Small Cap Stock Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
     10,100   Vonage Holdings Corp.*                                                       $         62
                                                                                           ------------
                                                                                                  8,074
                                                                                           ------------
              WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    348,400   Telephone & Data Systems, Inc.                                                      9,978
                                                                                           ------------
              Total Telecommunication Services                                                   18,052
                                                                                           ------------
              UTILITIES (2.2%)
              ----------------
              ELECTRIC UTILITIES (0.7%)
    273,000   Portland General Electric Co.                                                      10,123
                                                                                           ------------
              GAS UTILITIES (1.5%)
    133,900   Laclede Group, Inc.                                                                 7,842
    145,000   New Jersey Resources Corp.                                                          4,594
    116,500   WGL Holdings, Inc.                                                                  7,250
                                                                                           ------------
                                                                                                 19,686
                                                                                           ------------
              Total Utilities                                                                    29,809
                                                                                           ------------
              Total Common Stocks (cost: $1,120,728)                                          1,306,753
                                                                                           ------------

              RIGHTS (0.0%)

              HEALTH CARE (0.0%)
              ------------------
              BIOTECHNOLOGY (0.0%)
     73,000   Prosensa Holdings N.V., acquired 1/15/2015; cost $0*(a),(b)                            73
                                                                                           ------------
              PHARMACEUTICALS (0.0%)
    133,709   NuPathe, Inc., acquired 2/19/2014; cost $80*(a),(b)                                    80
                                                                                           ------------
              Total Health Care                                                                     153
                                                                                           ------------
              Total Rights (cost: $80)                                                              153
                                                                                           ------------
              Total Equity Securities (cost: $1,120,808)                                      1,306,906
                                                                                           ------------

              MONEY MARKET INSTRUMENTS (3.6%)

              MONEY MARKET FUNDS (3.6%)
 48,472,000   State Street Institutional Liquid Reserves Fund Premier Class, 0.15%(c)
              (cost: $48,472)                                                                    48,472
                                                                                           ------------

              TOTAL INVESTMENTS (COST: $1,169,280)                                         $  1,355,378
                                                                                           ============

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                       (LEVEL 1)                   (LEVEL 2)             (LEVEL 3)
                                     QUOTED PRICES                   OTHER              SIGNIFICANT
                                       IN ACTIVE                  SIGNIFICANT          UNOBSERVABLE
                                        MARKETS                   OBSERVABLE              INPUTS
                                     FOR IDENTICAL                  INPUTS
ASSETS                                  ASSETS                                                                    TOTAL
-----------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                   $          1,286,490        $            20,263          $   --          $  1,306,753
  Rights                                            --                         --             153                   153
Money Market Instruments:
  Money Market Funds                            48,472                         --              --                48,472
-----------------------------------------------------------------------------------------------------------------------
Total                             $          1,334,962        $            20,263          $  153          $  1,355,378
-----------------------------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                  Rights
----------------------------------------------------------------------------------------
 Balance as of July 31, 2015                                                        $152
 Purchases                                                                             -
 Sales                                                                                 -
 Transfers into Level 3                                                                -
 Transfers out of Level 3                                                              -
 Net realized gain (loss) on investments                                               -
 Change in net unrealized appreciation/depreciation of investments                     1
----------------------------------------------------------------------------------------
 Balance as of October 31, 2015                                                     $153
----------------------------------------------------------------------------------------

For the period of August 1, 2015, through October 31, 2015, common stocks with a fair value of $19,109,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

11  | USAA Small Cap Stock Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Small Cap Stock Fund Shares (Fund Shares) and Small Cap Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

12  | USAA Small Cap Stock Fund

================================================================================

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be

================================================================================

13  | USAA Small Cap Stock Fund

================================================================================

priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain common stocks, which are valued based on methods discussed in Note A2.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by using inputs such as the last quoted price of the discounted underlying security. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. As of October 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

appreciation and depreciation of investments as of October 31, 2015, were $270,775,000 and $84,677,000, respectively, resulting in net unrealized appreciation of $186,098,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,350,483,000 at October 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

RIGHTS - Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT    Real estate investment trust

SPECIFIC NOTES

(a) Security was fair valued at October 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $20,416,000, which represented 1.5% of the Fund's net assets.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2015, was $153,000, which represented less than 0.1% of the Fund's net assets.
(c) Rate represents the money market fund annualized seven-day yield at October 31, 2015.
*    Non-income-producing security.

================================================================================

15  | USAA Small Cap Stock Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CAPITAL GROWTH FUND
OCTOBER 31, 2015

                                                                      (Form N-Q)

48453-1215                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CAPITAL GROWTH FUND
October 31, 2015 (unaudited)

                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (99.5%)

             COMMON STOCKS (99.4%)

             CONSUMER DISCRETIONARY (13.2%)
             ------------------------------
             APPAREL RETAIL (0.7%)
     73,500  TJX Companies, Inc.                                                                       $    5,379
                                                                                                       ----------
             AUTOMOBILE MANUFACTURERS (3.1%)
    252,000  Fuji Heavy Industries Ltd.(a)                                                                  9,730
    146,600  Mazda Motor Corp.(a)                                                                           2,879
    174,600  Toyota Motor Corp.(a)                                                                         10,691
                                                                                                       ----------
                                                                                                           23,300
                                                                                                       ----------
             AUTOMOTIVE RETAIL (0.9%)
     23,800  O'Reilly Automotive, Inc.*                                                                     6,575
                                                                                                       ----------
             BROADCASTING (1.0%)
  1,964,881  ITV plc(a)                                                                                     7,625
                                                                                                       ----------
             CABLE & SATELLITE (1.7%)
     85,600  Comcast Corp. "A"                                                                              5,360
    920,000  Sirius XM Holdings, Inc.*                                                                      3,754
    100,000  Starz "A"*                                                                                     3,351
                                                                                                       ----------
                                                                                                           12,465
                                                                                                       ----------
             DEPARTMENT STORES (2.0%)
     41,500  Kohl's Corp.                                                                                   1,914
    100,200  Macy's, Inc.                                                                                   5,108
     61,643  Next plc(a)                                                                                    7,587
                                                                                                       ----------
                                                                                                           14,609
                                                                                                       ----------
             HOME IMPROVEMENT RETAIL (2.1%)
     57,900  Home Depot, Inc.                                                                               7,159
    116,900  Lowe's Companies, Inc.                                                                         8,630
                                                                                                       ----------
                                                                                                           15,789
                                                                                                       ----------
             HOMEBUILDING (0.9%)
    110,200  Bellway plc(a)                                                                                 4,402
     66,000  Persimmon plc(a)                                                                               2,024
                                                                                                       ----------
                                                                                                            6,426
                                                                                                       ----------
             MOVIES & ENTERTAINMENT (0.3%)
     47,000  Viacom, Inc. "B"                                                                               2,318
                                                                                                       ----------
             RESTAURANTS (0.5%)
     74,100  Brinker International, Inc.                                                                    3,372
                                                                                                       ----------
             Total Consumer Discretionary                                                                  97,858
                                                                                                       ----------

================================================================================

1  | USAA Capital Growth Fund

================================================================================

                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             CONSUMER STAPLES (9.8%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.5%)
     84,300  Archer-Daniels-Midland Co.                                                                $    3,849
                                                                                                       ----------
             BREWERS (0.7%)
     58,800  Heineken N.V.(a)                                                                               5,361
                                                                                                       ----------
             DRUG RETAIL (1.2%)
     90,400  CVS Health Corp.                                                                               8,930
                                                                                                       ----------
             FOOD RETAIL (1.7%)
    285,171  Koninklijke Ahold N.V.(a)                                                                      5,793
    174,370  Kroger Co.                                                                                     6,591
                                                                                                       ----------
                                                                                                           12,384
                                                                                                       ----------
             HOUSEHOLD PRODUCTS (1.5%)
     51,900  Kimberly-Clark Corp.                                                                           6,213
     49,946  Reckitt Benckiser Group plc(a)                                                                 4,873
                                                                                                       ----------
                                                                                                           11,086
                                                                                                       ----------
             HYPERMARKETS & SUPER CENTERS (0.3%)
     42,000  Wal-Mart Stores, Inc.                                                                          2,404
                                                                                                       ----------
             PACKAGED FOODS & MEAT (0.9%)
    147,100  Tyson Foods, Inc. "A"                                                                          6,525
                                                                                                       ----------
             SOFT DRINKS (1.6%)
     63,000  Dr. Pepper Snapple Group, Inc.                                                                 5,631
     58,100  PepsiCo, Inc.                                                                                  5,937
                                                                                                       ----------
                                                                                                           11,568
                                                                                                       ----------
             TOBACCO (1.4%)
    174,500  Altria Group, Inc.                                                                            10,552
                                                                                                       ----------
             Total Consumer Staples                                                                        72,659
                                                                                                       ----------
             ENERGY (6.9%)
             -------------
             INTEGRATED OIL & GAS (2.1%)
     84,636  Exxon Mobil Corp.                                                                              7,003
    613,881  Gazprom PAO ADR(a)                                                                             2,587
    231,400  Royal Dutch Shell plc "A"(a)                                                                   6,051
                                                                                                       ----------
                                                                                                           15,641
                                                                                                       ----------
             OIL & GAS DRILLING (0.4%)
    200,000  Transocean Ltd.                                                                                3,166
                                                                                                       ----------
             OIL & GAS EQUIPMENT & SERVICES (1.2%)
     85,753  Cameron International Corp.*                                                                   5,832
    343,000  Subsea 7 S.A.*(a)                                                                              2,691
                                                                                                       ----------
                                                                                                            8,523
                                                                                                       ----------
             OIL & GAS REFINING & MARKETING (3.2%)
     77,600  Marathon Petroleum Corp.                                                                       4,020
    215,883  Neste Oyj(a)                                                                                   5,257
     77,630  Phillips 66                                                                                    6,913
    113,900  Valero Energy Corp.                                                                            7,508
                                                                                                       ----------
                                                                                                           23,698
                                                                                                       ----------
             Total Energy                                                                                  51,028
                                                                                                       ----------
             FINANCIALS (19.6%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
  1,623,000  Man Group PLC(a)                                                                               4,164
                                                                                                       ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             DIVERSIFIED BANKS (8.9%)
  6,260,000  Agricultural Bank of China Ltd. "H"(a)                                                    $    2,562
    314,900  Bank of America Corp.                                                                          5,284
     57,000  BNP Paribas S.A.(a)                                                                            3,457
  1,627,000  BOC Hong Kong Holdings Ltd.(a)                                                                 5,191
  5,021,000  China Construction Bank Corp. "H"(a)                                                           3,620
  1,799,400  China Merchants Bank Co. Ltd. "H"(a)                                                           4,693
  6,758,000  Industrial & Commercial Bank of China Ltd. "H"(a)                                              4,289
    170,400  JPMorgan Chase & Co.                                                                          10,948
  3,000,000  Lloyds Banking Group plc(a)                                                                    3,404
    134,200  National Bank of Canada                                                                        4,445
    422,000  Oversea-Chinese Banking Corp. Ltd.(a)                                                          2,709
     92,000  Royal Bank of Canada                                                                           5,261
    120,000  Societe Generale S.A.(a)                                                                       5,572
    315,000  United Overseas Bank Ltd.(a)                                                                   4,566
                                                                                                       ----------
                                                                                                           66,001
                                                                                                       ----------
             LIFE & HEALTH INSURANCE (2.0%)
    357,600  Dai-Ichi Life Insurance Co. Ltd.(a)                                                            6,183
  1,200,000  Legal & General Group plc(a)                                                                   4,826
     79,000  Lincoln National Corp.                                                                         4,227
                                                                                                       ----------
                                                                                                           15,236
                                                                                                       ----------
             MULTI-LINE INSURANCE (2.1%)
     97,650  Ageas(a)                                                                                       4,308
     36,300  Allianz SE(a)                                                                                  6,356
     84,500  American International Group, Inc.                                                             5,328
                                                                                                       ----------
                                                                                                           15,992
                                                                                                       ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
    325,700  ORIX Corp.(a)                                                                                  4,762
     87,200  Voya Financial, Inc.                                                                           3,537
                                                                                                       ----------
                                                                                                            8,299
                                                                                                       ----------
             PROPERTY & CASUALTY INSURANCE (1.6%)
     79,800  Allied World Assurance Co.                                                                     2,901
     78,000  Allstate Corp.                                                                                 4,827
    113,300  Tokio Marine Holdings, Inc.(a)                                                                 4,340
                                                                                                       ----------
                                                                                                           12,068
                                                                                                       ----------
             REAL ESTATE DEVELOPMENT (0.9%)
    576,000  China Overseas Land & Investment Ltd.(a)                                                       1,855
  5,527,000  Country Garden Holdings Co. Ltd.(a)                                                            2,101
  1,512,000  Shimao Property Holdings Ltd.(a)                                                               2,638
                                                                                                       ----------
                                                                                                            6,594
                                                                                                       ----------
             REAL ESTATE SERVICES (0.0%)
    192,000  China Overseas Property Holdings Ltd.*                                                            33
                                                                                                       ----------
             REGIONAL BANKS (0.4%)
     93,000  Popular, Inc.                                                                                  2,750
                                                                                                       ----------
             REINSURANCE (2.0%)
     50,705  Hannover Rueck SE(a)                                                                           5,871
     21,724  Muenchener Rueckversicherungs-Gesellschaft AG(a)                                               4,336
     33,193  PartnerRe Ltd.                                                                                 4,614
                                                                                                       ----------
                                                                                                           14,821
                                                                                                       ----------
             Total Financials                                                                             145,958
                                                                                                       ----------
             HEALTH CARE (14.1%)
             -------------------
             BIOTECHNOLOGY (5.0%)
     99,300  AbbVie, Inc.                                                                                   5,913
     57,635  Actelion Ltd.(a)                                                                               7,994
     35,500  Amgen, Inc.                                                                                    5,616

================================================================================

3  | USAA Capital Growth Fund

================================================================================

                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
     12,800  Biogen, Inc.*                                                                             $    3,719
     48,667  Gilead Sciences, Inc.                                                                          5,262
     60,800  United Therapeutics Corp.*                                                                     8,915
                                                                                                       ----------
                                                                                                           37,419
                                                                                                       ----------
             HEALTH CARE DISTRIBUTORS (2.4%)
     53,000  AmerisourceBergen Corp.                                                                        5,115
     82,450  Cardinal Health, Inc.                                                                          6,778
     33,300  McKesson Corp.                                                                                 5,954
                                                                                                       ----------
                                                                                                           17,847
                                                                                                       ----------
             HEALTH CARE EQUIPMENT (1.1%)
     28,109  Edwards Lifesciences Corp.*                                                                    4,417
     30,713  Teleflex, Inc.                                                                                 4,085
                                                                                                       ----------
                                                                                                            8,502
                                                                                                       ----------
             HEALTH CARE SUPPLIES (0.6%)
    100,000  Hoya Corp.(a)                                                                                  4,110
                                                                                                       ----------
             MANAGED HEALTH CARE (1.6%)
     54,100  Aetna, Inc.                                                                                    6,209
     47,000  UnitedHealth Group, Inc.                                                                       5,536
                                                                                                       ----------
                                                                                                           11,745
                                                                                                       ----------
             PHARMACEUTICALS (3.4%)
    125,165  Novo Nordisk A/S "B"(a)                                                                        6,631
    134,756  Pfizer, Inc.                                                                                   4,557
     87,701  Shire plc(a)                                                                                   6,641
    120,700  Teva Pharmaceutical Industries Ltd. ADR                                                        7,144
                                                                                                       ----------
                                                                                                           24,973
                                                                                                       ----------
             Total Health Care                                                                            104,596
                                                                                                       ----------

             INDUSTRIALS (11.3%)
             -------------------
             AEROSPACE & DEFENSE (4.4%)
     56,500  Boeing Co.                                                                                     8,366
     35,500  Huntington Ingalls Industries, Inc.                                                            4,258
     29,400  Lockheed Martin Corp.                                                                          6,463
     39,797  Northrop Grumman Corp.                                                                         7,472
     54,900  Raytheon Co.                                                                                   6,445
                                                                                                       ----------
                                                                                                           33,004
                                                                                                       ----------
             AIRLINES (1.9%)
    119,600  Alaska Air Group, Inc.                                                                         9,120
     99,000  Delta Air Lines, Inc.                                                                          5,033
                                                                                                       ----------
                                                                                                           14,153
                                                                                                       ----------
             HEAVY ELECTRICAL EQUIPMENT (0.6%)
     78,000  Vestas Wind Systems A/S(a)                                                                     4,532
                                                                                                       ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.5%)
     49,800  Adecco S.A.(a)                                                                                 3,698
                                                                                                       ----------
             INDUSTRIAL CONGLOMERATES (0.5%)
  2,000,000  CITIC Ltd.(a)                                                                                  3,725
                                                                                                       ----------
             INDUSTRIAL MACHINERY (1.1%)
     48,800  Illinois Tool Works, Inc.                                                                      4,487
     56,600  Lincoln Electric Holdings, Inc.                                                                3,385
                                                                                                       ----------
                                                                                                            7,872
                                                                                                       ----------
             RAILROADS (2.3%)
     85,200  Canadian National Railway Co.                                                                  5,204
     36,700  Central Japan Railway Co.(a)                                                                   6,664

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
     74,300  West Japan Railway Co.(a)                                                                 $    5,198
                                                                                                       ----------
                                                                                                           17,066
                                                                                                       ----------
             Total Industrials                                                                             84,050
                                                                                                       ----------
             INFORMATION TECHNOLOGY (14.2%)
             ------------------------------
             APPLICATION SOFTWARE (1.0%)
    117,300  Aspen Technology, Inc.*                                                                        4,855
    150,000  Nuance Communications, Inc.*                                                                   2,546
                                                                                                       ----------
                                                                                                            7,401
                                                                                                       ----------
             COMMUNICATIONS EQUIPMENT (2.6%)
    565,000  Brocade Communications Systems, Inc.                                                           5,887
    250,000  Cisco Systems, Inc.                                                                            7,213
    203,800  Juniper Networks, Inc.                                                                         6,397
                                                                                                       ----------
                                                                                                           19,497
                                                                                                       ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
     64,480  Computer Sciences Corp.                                                                        4,294
                                                                                                       ----------
             INTERNET SOFTWARE & SERVICES (0.5%)
     47,100  VeriSign, Inc.*                                                                                3,796
                                                                                                       ----------
             IT CONSULTING & OTHER SERVICES (0.6%)
     85,400  Leidos Holdings, Inc.                                                                          4,489
                                                                                                       ----------
             SEMICONDUCTORS (3.6%)
    353,000  Intel Corp.                                                                                   11,952
    155,000  NVIDIA Corp.                                                                                   4,397
     56,500  NXP Semiconductors N.V.*                                                                       4,427
    106,800  Texas Instruments, Inc.                                                                        6,058
                                                                                                       ----------
                                                                                                           26,834
                                                                                                       ----------
             SYSTEMS SOFTWARE (0.6%)
    195,800  Symantec Corp.                                                                                 4,034
                                                                                                       ----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (4.7%)
    179,757  Apple, Inc.                                                                                   21,481
    139,546  Hewlett-Packard Co.                                                                            3,762
     92,000  NetApp, Inc.                                                                                   3,128
      5,511  Samsung Electronics Co. Ltd.(a)                                                                6,602
                                                                                                       ----------
                                                                                                           34,973
                                                                                                       ----------
             Total Information Technology                                                                 105,318
                                                                                                       ----------
             MATERIALS (4.8%)
             ----------------
             COMMODITY CHEMICALS (0.9%)
    564,000  Asahi Kasei Corp.(a)                                                                           3,450
     33,700  LyondellBasell Industries N.V. "A"                                                             3,131
                                                                                                       ----------
                                                                                                            6,581
                                                                                                       ----------
             DIVERSIFIED CHEMICALS (0.5%)
     80,700  Dow Chemical Co.                                                                               4,170
                                                                                                       ----------
             DIVERSIFIED METALS & MINING (0.4%)
     78,500  Rio Tinto plc(a)                                                                               2,847
                                                                                                       ----------
             PAPER PACKAGING (1.5%)
     71,280  Avery Dennison Corp.                                                                           4,631
     93,800  Packaging Corp. of America                                                                     6,421
                                                                                                       ----------
                                                                                                           11,052
                                                                                                       ----------
             PAPER PRODUCTS (1.1%)
    118,400  International Paper Co.                                                                        5,054
    173,000  UPM-Kymmene Oyj(a)                                                                             3,234
                                                                                                       ----------
                                                                                                            8,288
                                                                                                       ----------

================================================================================

5  | USAA Capital Growth Fund

================================================================================

                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             SPECIALTY CHEMICALS (0.4%)
     66,500  Novozymes A/S "B"(a)                                                                      $    3,075
                                                                                                       ----------
             Total Materials                                                                               36,013
                                                                                                       ----------
             TELECOMMUNICATION SERVICES (3.0%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.2%)
    912,050  BT Group plc(a)                                                                                6,520
  7,000,000  China Telecom Corp. Ltd. "H"(a)                                                                3,650
    224,662  Hellenic Telecommunications Organization S.A.(a)                                               2,090
    117,600  Nippon Telegraph & Telephone Corp.(a)                                                          4,319
                                                                                                       ----------
                                                                                                           16,579
                                                                                                       ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.8%)
    284,000  NTT DOCOMO, Inc.(a)                                                                            5,575
                                                                                                       ----------
             Total Telecommunication Services                                                              22,154
                                                                                                       ----------
             UTILITIES (2.5%)
             ----------------
             ELECTRIC UTILITIES (1.7%)
     59,600  Entergy Corp.                                                                                  4,062
    100,000  Korea Electric Power Corp.(a)                                                                  4,502
  1,347,600  Tenaga Nasional Berhad(a)                                                                      3,963
                                                                                                       ----------
                                                                                                           12,527
                                                                                                       ----------
             GAS UTILITIES (0.8%)
    135,310  Enagas S.A.(a)                                                                                 4,097
     96,520  Gas Natural SDG S.A.(a)                                                                        2,090
                                                                                                       ----------
                                                                                                            6,187
                                                                                                       ----------
             Total Utilities                                                                               18,714
                                                                                                       ----------
             Total Common Stocks (cost: $579,463)                                                         738,348
                                                                                                       ----------
             PREFERRED STOCKS (0.1%)

             UTILITIES (0.1%)
             ----------------
             RENEWABLE ELECTRICITY (0.1%)
    246,800  Companhia Energetica de Sao Paulo "B"                                                          1,037
                                                                                                       ----------
             Total Utilities                                                                                1,037
                                                                                                       ----------
             Total Preferred Stocks (cost: $3,200)                                                          1,037
                                                                                                       ----------
             Total Equity Securities (cost: $582,663)                                                     739,385
                                                                                                       ----------
             MONEY MARKET INSTRUMENTS (0.4%)

             MONEY MARKET FUNDS (0.4%)
  2,690,890  State Street Institutional Liquid Reserves Fund
               Premier Class, 0.15% (b)
               (cost: $2,691)                                                                               2,691
                                                                                                       ----------

             TOTAL INVESTMENTS (COST: $585,354)                                                        $  742,076
                                                                                                       ==========

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                             (LEVEL 1)         (LEVEL 2)          (LEVEL 3)
                                           QUOTED PRICES         OTHER           SIGNIFICANT
                                             IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                              MARKETS         OBSERVABLE           INPUTS
                                           FOR IDENTICAL        INPUTS
ASSETS                                        ASSETS                                                   TOTAL
------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $     463,787       $  274,561        $        --    $    738,348
  Preferred Stocks                                 1,037               --                 --           1,037
Money Market Instruments:
  Money Market Funds                               2,691               --                 --           2,691
------------------------------------------------------------------------------------------------------------
Total                                      $     467,515       $  274,561        $        --    $    742,076
------------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                                      COMMON
                                                                                                      STOCKS
------------------------------------------------------------------------------------------------------------
Balance as of July 31, 2015                                                                          $ 1,665
Purchases                                                                                                  -
Sales                                                                                                      -
Transfers into Level 3                                                                                     -
Transfers out of Level 3                                                                              (1,665)
Net realized gain (loss) on investments                                                                    -
Change in net unrealized appreciation/depreciation of investments                                          -
------------------------------------------------------------------------------------------------------------
Balance as of October 31, 2015                                                                       $     -
------------------------------------------------------------------------------------------------------------

For the period of August 1, 2015, through October 31, 2015, common stocks with a fair value of $259,309,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Common stocks with a fair value of $1,665,000 were transferred from Level 3 to Level 2 as a result of no longer being affected by the Athens stock exchange closure but rather due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

7  | USAA Capital Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

Effective August 7, 2015, the Fund consists of two classes of shares: Capital Growth Fund Shares (Fund Shares) and a new share class designated Capital Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the

================================================================================

8  | USAA Capital Growth Fund

================================================================================

Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service.

================================================================================

9  | USAA Capital Growth Fund

================================================================================

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain common stocks, which are valued based on methods discussed in Note A2.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2015, were $186,549,000 and $29,827,000, respectively, resulting in net unrealized appreciation of $156,722,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $742,929,000 at October 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 41.0% of net assets at October 31, 2015.

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)
ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security was fair valued at October 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $274,561,000, which represented 37.0% of the Fund's net assets.
(b) Rate represents the money market fund annualized seven-day yield at October 31, 2015.
*       Non-income-producing security.

================================================================================

11  | USAA Capital Growth Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA VALUE FUND
OCTOBER 31, 2015

                                                                      (Form N-Q)

48455-1215                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA VALUE FUND
October 31, 2015 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES   SECURITY                                                                (000)
-----------------------------------------------------------------------------------------
            COMMON STOCKS (96.9%)

            CONSUMER DISCRETIONARY (13.4%)
            ------------------------------
            APPAREL RETAIL (1.1%)
   103,400  L Brands, Inc.                                                   $      9,924
   104,443  Men's Wearhouse, Inc.                                                   4,176
                                                                             ------------
                                                                                   14,100
                                                                             ------------
            APPAREL, ACCESSORIES & LUXURY GOODS (1.0%)
   406,800  Hanesbrands, Inc.                                                      12,993
                                                                             ------------
            AUTO PARTS & EQUIPMENT (4.1%)
   238,323  American Axle & Manufacturing Holdings, Inc.*                           5,281
   340,643  Delphi Automotive plc                                                  28,338
   431,181  Johnson Controls, Inc.                                                 19,481
                                                                             ------------
                                                                                   53,100
                                                                             ------------
            AUTOMOBILE MANUFACTURERS (1.2%)
 1,029,021  Ford Motor Co.                                                         15,240
                                                                             ------------
            GENERAL MERCHANDISE STORES (0.9%)
   154,193  Target Corp.                                                           11,901
                                                                             ------------
            HOME FURNISHINGS (0.6%)
   110,800  Tempur Sealy International, Inc.*                                       8,625
                                                                             ------------
            HOTELS, RESORTS & CRUISE LINES (2.6%)
   187,946  Carnival Corp.                                                         10,164
   162,400  Norwegian Cruise Line Holdings Ltd.*                                   10,332
   140,700  Royal Caribbean Cruises Ltd.                                           13,838
                                                                             ------------
                                                                                   34,334
                                                                             ------------
            HOUSEHOLD APPLIANCES (1.1%)
    91,847  Whirlpool Corp.                                                        14,708
                                                                             ------------
            LEISURE FACILITIES (0.4%)
   268,500  SeaWorld Entertainment, Inc.                                            5,351
                                                                             ------------
            PUBLISHING (0.1%)
    21,400  Meredith Corp.                                                          1,006
                                                                             ------------
            SPECIALTY STORES (0.3%)
   127,400  Vitamin Shoppe, Inc.*                                                   3,655
                                                                             ------------
            Total Consumer Discretionary                                          175,013
                                                                             ------------

            CONSUMER STAPLES (4.8%)
            -----------------------
            HYPERMARKETS & SUPER CENTERS (0.6%)
   140,730  Wal-Mart Stores, Inc.                                                   8,056
                                                                             ------------
            TOBACCO (4.2%)
   286,482  Altria Group, Inc.                                                     17,324
   249,880  Philip Morris International, Inc.                                      22,089

================================================================================

1  | USAA Value Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES   SECURITY                                                                (000)
-----------------------------------------------------------------------------------------
   317,840  Reynolds American, Inc.                                          $     15,358
                                                                             ------------
                                                                                   54,771
                                                                             ------------
            Total Consumer Staples                                                 62,827
                                                                             ------------

            ENERGY (6.1%)
            -------------
            INTEGRATED OIL & GAS (2.5%)
   450,430  BP plc ADR                                                             16,080
   225,338  Occidental Petroleum Corp.                                             16,797
                                                                             ------------
                                                                                   32,877
                                                                             ------------
            OIL & GAS DRILLING (0.2%)
   375,132  SeaDrill Ltd.*                                                          2,427
                                                                             ------------
            OIL & GAS EXPLORATION & PRODUCTION (1.4%)
   325,499  ConocoPhillips                                                         17,365
   110,610  Linn Co., LLC                                                             257
                                                                             ------------
                                                                                   17,622
                                                                             ------------
            OIL & GAS REFINING & MARKETING (1.5%)
   125,100  PBF Energy, Inc. "A"                                                    4,254
   163,302  Phillips 66                                                            14,542
                                                                             ------------
                                                                                   18,796
                                                                             ------------
            OIL & GAS STORAGE & TRANSPORTATION (0.5%)
   239,000  Golar LNG Ltd.                                                          6,933
                                                                             ------------
            Total Energy                                                           78,655
                                                                             ------------

            FINANCIALS (21.6%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.9%)
    63,000  Ameriprise Financial, Inc.                                              7,267
   246,025  State Street Corp.                                                     16,976
                                                                             ------------
                                                                                   24,243
                                                                             ------------
            CONSUMER FINANCE (5.4%)
   291,113  American Express Co.                                                   21,327
   359,090  Capital One Financial Corp.                                            28,332
   164,500  Discover Financial Services                                             9,248
   575,900  Navient Corp.                                                           7,596
   646,400  SLM Corp.*                                                              4,564
                                                                             ------------
                                                                                   71,067
                                                                             ------------
            DIVERSIFIED BANKS (6.8%)
 1,020,825  Bank of America Corp.                                                  17,129
   353,409  Citigroup, Inc.                                                        18,791
   407,153  JPMorgan Chase & Co.                                                   26,160
   491,039  Wells Fargo & Co.                                                      26,585
                                                                             ------------
                                                                                   88,665
                                                                             ------------
            INSURANCE BROKERS (0.4%)
   119,300  Willis Group Holdings Ltd. plc                                          5,322
                                                                             ------------
            MULTI-LINE INSURANCE (0.8%)
   161,189  American International Group, Inc.                                     10,165
                                                                             ------------
            REGIONAL BANKS (4.8%)
    77,412  City National Corp.                                                     6,936
   420,700  Fifth Third Bancorp                                                     8,014
   259,200  First Niagara Financial Group, Inc.                                     2,683
   125,400  Hanmi Financial Corp.                                                   3,198
   343,900  People's United Financial, Inc.                                         5,485
   233,858  PNC Financial Services Group, Inc.                                     21,108
    87,800  Prosperity Bancshares, Inc.                                             4,511
   124,200  Texas Capital Bancshares, Inc.*                                         6,856

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES   SECURITY                                                                (000)
-----------------------------------------------------------------------------------------
   327,400  Valley National Bancorp                                          $      3,438
                                                                             ------------
                                                                                   62,229
                                                                             ------------
            REITs - HOTEL & RESORT (0.6%)
   417,200  Host Hotels & Resorts, Inc.                                             7,230
                                                                             ------------
            REITs - OFFICE (0.3%)
   172,000  Corporate Office Properties Trust                                       3,956
                                                                             ------------
            THRIFTS & MORTGAGE FINANCE (0.6%)
   499,900  New York Community Bancorp, Inc.                                        8,258
                                                                             ------------
            Total Financials                                                      281,135
                                                                             ------------

            HEALTH CARE (15.1%)
            -------------------
            HEALTH CARE DISTRIBUTORS (0.8%)
   132,300  Cardinal Health, Inc.                                                  10,875
                                                                             ------------
            HEALTH CARE EQUIPMENT (2.7%)
   349,160  Medtronic plc                                                          25,810
   144,500  St. Jude Medical, Inc.                                                  9,220
                                                                             ------------
                                                                                   35,030
                                                                             ------------
            HEALTH CARE FACILITIES (0.4%)
   129,180  HealthSouth Corp.                                                       4,499
                                                                             ------------
            HEALTH CARE SUPPLIES (0.4%)
   161,060  Haemonetics Corp.*                                                      5,441
                                                                             ------------
            MANAGED HEALTH CARE (3.0%)
    70,397  Anthem, Inc.                                                            9,796
    88,500  Cigna Corp.                                                            11,862
   149,029  UnitedHealth Group, Inc.                                               17,553
                                                                             ------------
                                                                                   39,211
                                                                             ------------
            PHARMACEUTICALS (7.8%)
   204,487  Johnson & Johnson                                                      20,659
   315,784  Merck & Co., Inc.                                                      17,261
   716,129  Pfizer, Inc.                                                           24,220
   461,579  Sanofi ADR                                                             23,236
   276,098  Teva Pharmaceutical Industries Ltd. ADR                                16,342
                                                                             ------------
                                                                                  101,718
                                                                             ------------
            Total Health Care                                                     196,774
                                                                             ------------

            INDUSTRIALS (15.7%)
            -------------------
            AEROSPACE & DEFENSE (5.0%)
   103,034  General Dynamics Corp.                                                 15,309
   133,185  Honeywell International, Inc.                                          13,755
    99,951  Raytheon Co.                                                           11,734
   162,400  Spirit AeroSystems Holdings, Inc. "A"*                                  8,565
   161,000  United Technologies Corp.                                              15,844
                                                                             ------------
                                                                                   65,207
                                                                             ------------
            AGRICULTURAL & FARM MACHINERY (1.0%)
   935,000  CNH Industrial N.V.                                                     6,348
    88,600  Deere & Co.                                                             6,911
                                                                             ------------
                                                                                   13,259
                                                                             ------------
            BUILDING PRODUCTS (1.9%)
   146,525  Gibraltar Industries, Inc.*                                             3,710
   240,600  Owens Corning, Inc.                                                    10,955
   163,900  Simpson Manufacturing Co., Inc.                                         6,225
   114,500  Trex Co., Inc.*                                                         4,473
                                                                             ------------
                                                                                   25,363
                                                                             ------------

================================================================================

3  | USAA Value Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES   SECURITY                                                                (000)
-----------------------------------------------------------------------------------------
            CONSTRUCTION & ENGINEERING (1.5%)
   183,221  Comfort Systems USA, Inc.                                        $      5,850
   217,000  KBR, Inc.                                                               4,002
   251,800  Primoris Services Corp.                                                 5,016
   256,800  Tutor Perini Corp.*                                                     4,309
                                                                             ------------
                                                                                   19,177
                                                                             ------------
            CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.9%)
   148,000  Joy Global, Inc.                                                        2,543
   101,100  Oshkosh Corp.                                                           4,154
   243,202  Terex Corp.                                                             4,878
                                                                             ------------
                                                                                   11,575
                                                                             ------------
            DIVERSIFIED SUPPORT SERVICES (0.4%)
   142,630  Mobile Mini, Inc.                                                       4,884
                                                                             ------------
            ELECTRICAL COMPONENTS & EQUIPMENT (1.5%)
   110,600  Eaton Corp. plc                                                         6,184
   194,084  Emerson Electric Co.                                                    9,167
   100,100  Encore Wire Corp.                                                       4,281
                                                                             ------------
                                                                                   19,632
                                                                             ------------
            INDUSTRIAL MACHINERY (2.7%)
   168,800  Barnes Group, Inc.                                                      6,345
   136,200  SPX Flow, Inc.*                                                         4,617
   219,188  Stanley Black & Decker, Inc.                                           23,230
    38,900  Xylem, Inc.                                                             1,416
                                                                             ------------
                                                                                   35,608
                                                                             ------------
            SECURITY & ALARM SERVICES (0.5%)
   172,000  Tyco International plc                                                  6,268
                                                                             ------------
            TRUCKING (0.3%)
    52,300  Ryder System, Inc.                                                      3,754
                                                                             ------------
            Total Industrials                                                     204,727
                                                                             ------------

            INFORMATION TECHNOLOGY (12.1%)
            ------------------------------
            APPLICATION SOFTWARE (0.3%)
   156,400  Mentor Graphics Corp.                                                   4,254
                                                                             ------------
            COMMUNICATIONS EQUIPMENT (1.4%)
   316,220  QUALCOMM, Inc.                                                         18,790
                                                                             ------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
   200,500  Total System Services, Inc.                                            10,516
                                                                             ------------
            ELECTRONIC COMPONENTS (0.9%)
   331,100  II-VI, Inc.*                                                            5,999
   497,440  Vishay Intertechnology, Inc.                                            5,273
                                                                             ------------
                                                                                   11,272
                                                                             ------------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
   119,000  FARO Technologies, Inc.*                                                4,021
                                                                             ------------
            ELECTRONIC MANUFACTURING SERVICES (0.6%)
   177,600  Mercury Systems, Inc.*                                                  3,048
    97,400  Park Electrochemical Corp.                                              1,592
   107,900  Plexus Corp.*                                                           3,735
                                                                             ------------
                                                                                    8,375
                                                                             ------------
            SEMICONDUCTOR EQUIPMENT (0.8%)
   435,100  Brooks Automation, Inc.                                                 4,804
   296,186  Photronics, Inc.*                                                       2,840
   300,000  Xcerra Corp.*                                                           2,082
                                                                             ------------
                                                                                    9,726
                                                                             ------------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES   SECURITY                                                                (000)
-----------------------------------------------------------------------------------------
            SEMICONDUCTORS (3.3%)
   240,430  Diodes, Inc.*                                                    $      5,506
   398,324  Fairchild Semiconductor International, Inc.*                            6,644
   229,189  Intel Corp.                                                             7,760
   137,200  Microchip Technology, Inc.                                              6,626
   284,527  Texas Instruments, Inc.                                                16,138
                                                                             ------------
                                                                                   42,674
                                                                             ------------
            SYSTEMS SOFTWARE (3.7%)
   477,998  Microsoft Corp.                                                        25,162
   578,758  Oracle Corp.                                                           22,479
                                                                             ------------
                                                                                   47,641
                                                                             ------------
            Total Information Technology                                          157,269
                                                                             ------------

            MATERIALS (4.3%)
            ----------------
            CONSTRUCTION MATERIALS (2.1%)
 1,022,003  CRH plc ADR                                                            27,962
                                                                             ------------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.9%)
   174,700  FMC Corp.                                                               7,112
    61,731  Scotts Miracle-Gro Co. "A"                                              4,084
                                                                             ------------
                                                                                   11,196
                                                                             ------------
            INDUSTRIAL GASES (0.7%)
    65,300  Air Products & Chemicals, Inc.                                          9,076
                                                                             ------------
            SPECIALTY CHEMICALS (0.6%)
   172,100  Flotek Industries, Inc.*                                                3,115
   143,700  PolyOne Corp.                                                           4,805
                                                                             ------------
                                                                                    7,920
                                                                             ------------
            Total Materials                                                        56,154
                                                                             ------------

            TELECOMMUNICATION SERVICES (2.3%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (2.3%)
   213,272  AT&T, Inc.                                                              7,147
   487,875  Verizon Communications, Inc.                                           22,871
                                                                             ------------
                                                                                   30,018
                                                                             ------------
            Total Telecommunication Services                                       30,018
                                                                             ------------

            UTILITIES (1.5%)
            ----------------
            ELECTRIC UTILITIES (1.3%)
    82,967  Entergy Corp.                                                           5,655
    86,200  Pinnacle West Capital Corp.                                             5,475
   169,000  Xcel Energy, Inc.                                                       6,021
                                                                             ------------
                                                                                   17,151
                                                                             ------------
            MULTI-UTILITIES (0.2%)
   144,800  CenterPoint Energy, Inc.                                                2,686
                                                                             ------------
            Total Utilities                                                        19,837
                                                                             ------------
            Total Common Stocks (cost: $942,693)                                1,262,409
                                                                             ------------


            MONEY MARKET INSTRUMENTS (3.5%)

            MONEY MARKET FUNDS (3.5%)
46,292,268  State Street Institutional Liquid Reserves Fund Premier
             Class, 0.15% (a)                                                      46,292
                                                                             ------------
            Total Money Market Instruments (cost: $46,292)                         46,292
                                                                             ------------

            TOTAL INVESTMENTS (COST: $988,985)                               $  1,308,701
                                                                             ============

================================================================================

5  | USAA Value Fund

================================================================================

($ IN 000s)                                              VALUATION HIERARCHY
                                                         -------------------

                                              (LEVEL 1)       (LEVEL 2)       (LEVEL 3)
                                            QUOTED PRICES       OTHER        SIGNIFICANT
                                              IN ACTIVE      SIGNIFICANT    UNOBSERVABLE
                                               MARKETS       OBSERVABLE        INPUTS
                                            FOR IDENTICAL      INPUTS
ASSETS                                         ASSETS                                                 TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                             $   1,262,409      $     --       $      --        $  1,262,409
Money Market Instruments:
  Money Market Funds                               46,292            --              --              46,292
-----------------------------------------------------------------------------------------------------------
Total                                       $   1,308,701      $     --       $      --        $  1,308,701
-----------------------------------------------------------------------------------------------------------

For the period of August 1, 2015, through October 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Value Fund Shares (Fund Shares), Value Fund Institutional Shares (Institutional Shares), and Value Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

7  | USAA Value Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2015, were $365,685,000 and $45,969,000, respectively, resulting in net unrealized appreciation of $319,716,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,302,840,000 at October 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 9.8% of net assets at October 31, 2015.

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9  | USAA Value Fund

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT    Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2015.
*    Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  10

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2015

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     12/21/2015
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/21/2015
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/21/2015
         ------------------------------